Wells Fargo Alternative Risk Premia Fund	Consolidated portfolio of investments — September 30, 2019 (unaudited)

Short-Term Investments : 108.19%
		Yield		Shares	Value
Investment Companies : 16.30%
Wells Fargo Government Money Market Fund Select Class (l)(u)*		1.88%		16,290,855	$16,290,855

			Maturity date	Principal
U.S. Treasury Securities : 91.89%
U.S. Treasury Bill (z)#		1.77	3-26-2020	$8,000,000	7,930,183
U.S. Treasury Bill (z)#		1.84	12-12-2019	23,625,000	23,540,836
U.S. Treasury Bill (z)#*		1.97	1-30-2020	29,185,000	29,010,311
U.S. Treasury Bill (z)#*		1.99	1-16-2020	31,500,000	31,332,240
					91,813,570

Total Short-Term Investments (Cost $108,063,036)					108,104,425

Total investments in securities (Cost $108,063,036)	108.19%				108,104,425
Other assets and liabilities, net	(8.19)				(8,182,661)

Total net assets	100.00%				$99,921,764

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CAC 40 Index	33	10-18-2019	$2,018,452	$2,041,564	$23,112	$0
Natural Gas Futures*	34	10-29-2019	918,112	792,200	0	(125,912)
Brent Crude Futures*	33	10-31-2019	2,136,835	1,955,250	0	(181,585)
NY Harbor Ultra-Low Sulfur Diesel Futures*	14	10-31-2019	1,131,568	1,115,554	0	(16,014)
Low Sugar Gas Oil Futures*	21	11-12-2019	1,239,129	1,231,650	0	(7,479)
London Metal Exchange Lead Futures*	26	11-18-2019	1,339,343	1,390,188	50,845	0
London Metal Exchange Nickel Futures*	23	11-18-2019	2,404,882	2,361,180	0	(43,702)
London Metal Exchange Zinc Futures*	32	11-20-2019	1,893,142	1,929,200	36,058	0
Brent Crude Futures*	21	11-29-2019	1,255,364	1,228,080	0	(27,284)
Euro-Bund Futures	41	12-6-2019	7,786,319	7,786,878	559	0
10-Year Japanese Treasury Bonds	59	12-13-2019	84,543,119	84,588,948	45,829	0
Soybean Oil Futures*	70	12-13-2019	1,220,492	1,221,360	868	0
10-Year Australian Treasury Bonds	51	12-16-2019	5,017,188	5,072,125	54,937	0
10-Year Canadian Treasury Bonds	36	12-18-2019	3,862,610	3,874,854	12,244	0
London Metal Exchange Copper Futures*	1	12-18-2019	139,054	143,094	4,040	0
S&P/TSX 60 Index	19	12-19-2019	2,865,971	2,857,063	0	(8,908)
SPI 200 Index	18	12-19-2019	2,016,184	2,029,507	13,323	0
DAX Index	6	12-20-2019	2,031,060	2,029,106	0	(1,954)
Euro STOXX 50 Index	53	12-20-2019	2,028,703	2,053,630	24,927	0
FTSE 100 Index	25	12-20-2019	2,272,737	2,269,595	0	(3,142)
NASDAQ 100 E-Mini Index	9	12-20-2019	1,415,635	1,398,690	0	(16,945)
Russell 2000 E-Mini Index	37	12-20-2019	2,906,816	2,821,250	0	(85,566)
S&P 500 E-Mini Index	13	12-20-2019	1,955,432	1,936,025	0	(19,407)
Gold 100 Ounces Futures*	22	12-27-2019	3,295,979	3,240,380	0	(55,599)
Long Gilt Bonds	97	12-27-2019	16,028,748	16,010,309	0	(18,439)
Silver Futures*	14	12-27-2019	1,213,876	1,189,860	0	(24,016)
Sugar #11 Futures*	31	2-28-2020	444,920	439,208	0	(5,712)
Short
WTI Crude Futures*	(13)	10-22-2019	(720,677)	(702,910)	17,767	0
Hang Seng Index	(8)	10-30-2019	(1,347,703)	(1,329,063)	18,640	0
Gasoline RBOB Futures*	(7)	10-31-2019	(450,911)	(460,551)	0	(9,640)
Live Cattle Futures*	(22)	10-31-2019	(873,496)	(920,260)	0	(46,764)
Soybean Futures*	(11)	11-14-2019	(479,971)	(498,300)	0	(18,329)
London Metal Exchange Lead Futures*	(27)	11-18-2019	(1,421,767)	(1,443,656)	0	(21,889)
London Metal Exchange Aluminium Futures*	(92)	11-20-2019	(4,025,757)	(3,960,025)	65,732	0
London Metal Exchange Zinc Futures*	(1)	11-20-2019	(56,763)	(60,288)	0	(3,525)
Cotton #2 Futures*	(108)	12-6-2019	(3,325,546)	(3,284,820)	40,726	0
TOPIX Index	(10)	12-12-2019	(1,409,050)	(1,468,671)	0	(59,621)
Cocoa Futures*	(12)	12-13-2019	(293,753)	(293,040)	713	0
Corn Futures*	(137)	12-13-2019	(2,542,364)	(2,657,800)	0	(115,436)
KC Hard Red Winter Wheat Futures*	(3)	12-13-2019	(60,476)	(62,250)	0	(1,774)
Lean Hogs Futures*	(84)	12-13-2019	(2,347,389)	(2,439,360)	0	(91,971)
Soybean Meal Futures*	(102)	12-13-2019	(3,144,757)	(3,070,200)	74,557	0
Wheat Futures*	(47)	12-13-2019	(1,148,287)	(1,165,013)	0	(16,726)
Coffee C Futures*	(6)	12-18-2019	(227,695)	(227,588)	107	0
London Metal Exchange Copper Futures*	(6)	12-18-2019	(864,354)	(858,563)	5,791	0
10-Year U.S. Treasury Notes	(14)	12-19-2019	(1,823,026)	(1,824,375)	0	(1,349)
MSCI Emerging Markets Index	(30)	12-20-2019	(1,536,155)	(1,502,850)	33,305	0
Live Cattle Futures*	(38)	12-31-2019	(1,672,025)	(1,676,560)	0	(4,535)

					$524,080	$(1,033,223)

*	Represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
110,594,026,000 IDR	7,893,935 USD	Goldman Sachs	10-16-2019	$0	$(114,359)
45,636,000 ZAR	3,128,419 USD	Goldman Sachs	10-16-2019	0	(120,667)
64,030,000 SEK	6,676,593 USD	Goldman Sachs	10-16-2019	0	(166,206)
29,191,000 CZK	1,251,211 USD	Goldman Sachs	10-16-2019	0	(17,510)
856,000 BRL	210,547 USD	Goldman Sachs	10-16-2019	0	(4,730)
11,280,000 CAD	8,505,338 USD	Goldman Sachs	10-16-2019	10,955	0
4,411,000 EUR	4,894,516 USD	Goldman Sachs	10-16-2019	0	(81,661)
297,793,000 INR	4,180,138 USD	Goldman Sachs	10-16-2019	16,199	0
39,000 GBP	48,653 USD	Goldman Sachs	10-16-2019	0	(673)
80,268,000 MXN	4,129,200 USD	Goldman Sachs	10-16-2019	0	(71,229)
2,691,655 USD	63,637,000 CZK	Goldman Sachs	10-16-2019	2,162	0
1,396,625 USD	1,849,000 CAD	Goldman Sachs	10-16-2019	647	0
311,919,000 RUB	4,834,799 USD	Goldman Sachs	10-16-2019	0	(33,841)
24,911,000 TRY	4,337,829 USD	Goldman Sachs	10-16-2019	50,313	0
6,510,000 ZAR	428,727 USD	Goldman Sachs	10-16-2019	331	0
4,527,010,000 KRW	3,778,775 USD	Goldman Sachs	10-16-2019	7,227	0
1,321,193,000 CLP	1,814,701 USD	Goldman Sachs	10-16-2019	0	(2,279)
74,080,000 INR	1,046,638 USD	Goldman Sachs	10-16-2019	0	(2,743)
2,199,000 MXN	111,211 USD	Goldman Sachs	10-16-2019	0	(40)
1,055,000 NOK	116,366 USD	Goldman Sachs	10-16-2019	0	(371)
13,639,000 NZD	8,561,132 USD	Goldman Sachs	10-16-2019	0	(17,706)
2,808,000 AUD	1,900,025 USD	Goldman Sachs	10-16-2019	0	(3,806)
18,866,381 USD	169,301,000 NOK	Goldman Sachs	10-16-2019	252,199	0
54,010 USD	5,828,000 JPY	Goldman Sachs	10-16-2019	60	0
1,499,095 USD	5,844,000 PLN	Goldman Sachs	10-16-2019	41,532	0
8,040,222 USD	7,940,000 CHF	Goldman Sachs	10-16-2019	75,028	0
4,012,459 USD	1,197,567,000 HUF	Goldman Sachs	10-16-2019	111,179	0
20,458,970 USD	29,691,000 AUD	Goldman Sachs	10-16-2019	408,888	0
2,083,487 USD	1,468,546,000 CLP	Goldman Sachs	10-16-2019	68,925	0
6,615,396 USD	10,358,000 NZD	Goldman Sachs	10-16-2019	127,177	0
4,734,263 USD	5,570,570,000 KRW	Goldman Sachs	10-16-2019	75,517	0
12,038,491 USD	11,986,000 CHF	Goldman Sachs	10-16-2019	14,458	0
1,553,001 USD	476,288,000 HUF	Goldman Sachs	10-16-2019	1,412	0
268,456 USD	1,525,000 TRY	Goldman Sachs	10-16-2019	0	(177)
1,421,065 USD	20,177,697,000 IDR	Goldman Sachs	10-16-2019	1,694	0
2,146,061 USD	21,040,000 SEK	Goldman Sachs	10-16-2019	6,774	0
2,774,823 USD	2,541,000 EUR	Goldman Sachs	10-16-2019	2,330	0

				$1,275,007	$(637,998)

Swaps
Reference asset/index	Counterparty	Payment frequency	Maturity date	Notional amount	Value	Unrealized gains	Unrealized losses
Synthetic total return swap†	Goldman Sachs	Monthly	2-1-2024	$19,406,567	$19,603,156	$196,589	$0

†

The Fund receives or pays the difference between the total return on a portfolio of long and short positions underlying the total return swap and the return on a specified benchmark (either the Federal Funds Effective Rate or the One Month LIBOR), plus or minus a spread in a typical range of 20-75 basis points. The spread is determined based upon the country and/or currency of the individual underlying positions. Certain short positions may be subject to higher market rates.

The following table represents the component disclosures associated with the synthetic total return swap basket as of the end of the period.

Reference asset	Shares	Value	% of swap basket value
Long positions
Common Stocks
Communication Services
Diversified Telecommunication Services
PCCW Limited	1,322,000	$742,157	3.79%
Proximus SA	33,286	988,632	5.04
Spark New Zealand Limited	145,031	400,509	2.04
Interactive Media & Services
Auto Trader Group plc	170,027	1,066,189	5.44
Media
Cogeco Communications Incorporated	2,600	209,535	1.07
Discovery Communications Incorporated Class A	8,238	219,378	1.12
Interpublic Group of Companies Incorporated	13,287	286,468	1.46
Quebecor Incorporated Class B	68,400	1,552,985	7.92
		5,465,853

Consumer Discretionary
Diversified Consumer Services
H&R Block Incorporated	32,096	758,108	3.87
Hotels, Restaurants & Leisure
Darden Restaurants Incorporated	2,049	242,233	1.24
Greggs plc	8,571	220,254	1.12
Kourakuen Holdings Corporation	10,100	218,954	1.12
Starbucks Corporation	15,019	1,327,980	6.77
Household Durables
Husqvarna AB Class B	30,832	234,527	1.20
NVR Incorporated	243	903,316	4.61
Pulte Group Incorporated	31,536	1,152,641	5.88
Leisure Products
Polaris Industries Incorporated	3,141	276,439	1.41
Multiline Retail
Harvey Norman Holdings Limited	135,060	412,949	2.11
Specialty Retail
Clas Ohlson AB Class B	24,771	237,669	1.21
Haverty Furniture Companies Incorporated	11,221	227,450	1.16
L Brands Incorporated	29,080	569,677	2.91
Textiles, Apparel & Luxury Goods
HanesBrands Incorporated	21,657	331,785	1.69
Pandora AS	18,057	724,658	3.70
		7,838,640

Consumer Staples
Food & Staples Retailing
Metro AG	13,767	217,277	1.11
Metro Incorporated	6,600	290,582	1.48
Food Products
John B. Sanfilippo & Son Incorporated	2,638	254,831	1.30
NH Foods Limited	33,000	1,326,104	6.76
The Hershey Company	7,770	1,204,272	6.14
Vitasoy International Holdings Limited	94,000	380,788	1.94
		3,673,854

Energy
Oil, Gas & Consumable Fuels
Caltex Australia Limited	47,329	840,785	4.29
Par Pacific Holdings Incorporated	13,047	298,254	1.52
Plains GP Holdings LP Class A	45,961	975,752	4.98
		2,114,791

Financials
Banks
Bank of Queensland Limited	138,401	926,665	4.73
CIT Group Incorporated	18,773	850,605	4.34
Ringkjoebing Landbobank AS	6,313	396,293	2.02
Capital Markets
CI Financial Corporation	88,200	1,286,867	6.56
FactSet Research Systems Incorporated	2,747	667,439	3.40
Magellan Financial Group Limited	10,430	362,124	1.85
MarketAxess Holdings Incorporated	1,297	424,768	2.17
Singapore Exchange Limited	42,100	257,994	1.32

Diversified Financial Services
Eurazeo SA	5,440	404,666	2.06
Lundbergforetagen AB Class B	8,220	309,292	1.58
Mitsubishi UFJ Lease & Finance Company Limited	84,100	485,349	2.48
Voya Financial Incorporated	14,248	775,661	3.96
Insurance
Erie Indemnity Company Class A	4,384	813,890	4.15
Mortgage REITs
AGNC Investment Corporation	58,892	947,572	4.83
Arbor Realty Trust Incorporated	22,799	298,895	1.52
		9,208,080

Health Care
Biotechnology
Karo Bio AB	79,139	301,794	1.54
Zealand Pharma AS	8,719	221,986	1.13
Health Care Providers & Services
MediPal Holdings Corporation	17,200	382,735	1.95
Nichiigakkan Company Limited	18,400	301,207	1.54
Suzuken Company Limited	23,200	1,244,486	6.35
Pharmaceuticals
Nektar Therapeutics	27,807	506,505	2.58
Orion Oyj Class B	24,468	912,610	4.66
Recordati SpA	28,948	1,241,882	6.34
Towa Pharmaceutical Company Limited	10,500	243,163	1.24
		5,356,368

Industrials
Aerospace & Defense
HEICO Corporation	2,727	340,548	1.74
Construction & Engineering
Fluor Corporation	27,683	529,576	2.70
Electrical Equipment
Acuity Brands Incorporated	4,683	631,222	3.22
Industrial Conglomerates
Keihan Electric Railway Company Limited	7,400	328,851	1.68
NWS Holdings Limited	139,000	215,300	1.10
Machinery
Epiroc AB Class B	32,885	339,739	1.73
Yangzijiang Shipbuilding Holdings Limited	1,097,500	762,291	3.89
Marine
Nippon Yusen Kabushiki Kaisha	83,600	1,395,588	7.12
Professional Services
Manpower Incorporated	9,093	765,994	3.91
Road & Rail
ComfortDelGro Corporation Limited	135,300	234,938	1.20
Transportation Infrastructure
Kamigumi Company Limited	60,900	1,378,804	7.03
Japan Airport Terminal Company Limited	8,300	359,251	1.83
		7,282,102

Information Technology
Electronic Equipment, Instruments & Components
Arrow Electronics Incorporated	11,407	850,734	4.34
CDW Corporation of Delaware	4,859	598,823	3.05
Venture Corporation Limited	49,600	549,416	2.80
IT Services
The Western Union Company	46,121	1,068,624	5.45
Semiconductors & Semiconductor Equipment
ASM Pacific Technology	33,800	412,705	2.11
Software
Digital Arts Incorporated	3,300	217,914	1.11
Micro Focus International plc	27,191	380,063	1.94
		4,078,279

Materials
Chemicals
Daicel Corporation	33,300	281,183	1.43
Kaneka Corporation	34,800	1,083,024	5.52
Teijin Limited	33,300	639,360	3.26
Tosoh Corporation	20,200	266,780	1.36
Construction Materials
Fletcher Building Limited	100,670	324,654	1.66
Taiheiyo Cement Corporation	38,700	1,034,744	5.28
Containers & Packaging
Crown Holdings Incorporated	14,495	957,540	4.88
Metals & Mining
EVRAZ plc	96,446	554,504	2.83
Kobe Steel Limited	144,700	770,841	3.93
Mitsubishi Materials Corporation	51,600	1,391,112	7.10
Steel Dynamics Incorporated	7,100	211,580	1.08

Paper & Forest Products
West Fraser Timber Company Limited		20,300	812,092	4.14
			8,327,414

Real Estate
Equity REITs
CorEnergy Infrastructure Trust Incorporated		4,192	197,946	1.01
Equity Lifestyle Properties Incorporated		9,352	1,249,427	6.37
Essential Properties Realty		12,160	278,586	1.42
InterRent REIT		27,600	340,820	1.74
Mirvac Group		121,592	251,130	1.28
Nippon Prologis REIT Incorporated		102	279,327	1.42
Smart REIT		20,500	502,887	2.57
Summit Industrial Income REIT		37,900	375,610	1.92
Real Estate Management & Development
Jones Lang LaSalle Incorporated		1,552	215,821	1.10
Swire Pacific Limited Class A		44,500	414,187	2.11
			4,105,741

Utilities
Electric Utilities
OGE Energy Corporation		4,898	222,271	1.13
Multi-Utilities
ATCO Limited Class I		43,500	1,591,788	8.12
			1,814,059

	Dividend yield
Preferred Stock
Materials
Chemicals
Fuchs Petrolub SE	2.96%	18,864	708,526	3.61

Short positions
Common Stocks
Communication Services
Diversified Telecommunication Services
CenturyLink Incorporated		(66,709)	(832,528)	(4.25)
Entertainment
Netflix Incorporated		(2,427)	(649,514)	(3.31)
Interactive Media & Services
Facebook Incorporated Class A		(3,363)	(598,883)	(3.06)
Wireless Telecommunication Services
Softbank Corporation		(111,000)	(1,502,927)	(7.67)
			(3,583,852)

Consumer Discretionary
Automobiles
Tesla Motors Incorporated		(2,453)	(590,854)	(3.01)
Hotels, Restaurants & Leisure
The Stars Group Incorporated		(41,600)	(622,658)	(3.18)
Household Durables
Newell Brands Incorporated		(34,182)	(639,887)	(3.26)
Internet & Direct Marketing Retail
Amazon.com Incorporated		(546)	(947,807)	(4.83)
Delivery Hero SE		(6,869)	(305,165)	(1.56)
Specialty Retail
Industria de Diseno Textil SA		(35,377)	(1,095,081)	(5.59)
Nitori Holdings Company Limited		(5,000)	(731,098)	(3.73)
Textiles, Apparel & Luxury Goods
Asics Corporation		(19,800)	(337,859)	(1.72)
EssilorLuxottica SA		(8,799)	(1,268,340)	(6.47)
			(6,538,749)

Consumer Staples
Beverages
Anheuser Busch InBev SA		(11,730)	(1,117,675)	(5.70)
Food & Staples Retailing
Seven & I Holdings Company Limited		(9,900)	(378,329)	(1.93)
Food Products
The Kraft Heinz Company		(30,882)	(862,689)	(4.40)
Household Products
Reckitt Benckiser Group plc		(15,987)	(1,247,028)	(6.36)
			(3,605,721)

Energy
Oil, Gas & Consumable Fuels
Suncor Energy Incorporated		(43,900)	(1,384,746)	(7.06)
The Williams Companies Incorporated		(15,111)	(363,571)	(1.85)
			(1,748,317)

Financials
Banks
Japan Post Bank Company Limited		(158,200)	(1,531,888)	(7.81)
Capital Markets
Standard Life Aberdeen plc		(298,150)	(1,047,715)	(5.34)

The Charles Schwab Corporation	(7,263)	(303,811)	(1.55)
Tokai Tokyo Financial Holdings Incorporated	(75,500)	(208,083)	(1.06)
UBS Group AG	(28,507)	(323,615)	(1.65)
Diversified Financial Services
Kinnevik AB Class B	(48,823)	(1,284,052)	(6.55)
Insurance
AIA Group Limited	(97,000)	(916,449)	(4.68)
Enstar Group Limited	(1,917)	(364,077)	(1.86)
Japan Post Holdings Company Limited	(164,500)	(1,513,780)	(7.72)
Mortgage REITs
Two Harbors Investment Corporation	(25,437)	(333,988)	(1.70)
		(7,827,458)

Health Care
Biotechnology
Alnylam Pharmaceuticals Incorporated	(8,295)	(667,084)	(3.40)
Beigene Limited ADR	(4,187)	(512,740)	(2.62)
Insulet Corporation	(1,433)	(236,345)	(1.21)
Health Care Providers & Services
CVS Health Corporation	(17,080)	(1,077,236)	(5.50)
Fresenius SE & Company KGaA	(8,185)	(382,677)	(1.95)
Orpea SA	(2,495)	(304,848)	(1.56)
Pharmaceuticals
Bayer AG	(13,101)	(923,737)	(4.71)
Takeda Pharmaceutical Company Limited	(11,000)	(375,399)	(1.91)
		(4,480,066)

Industrials
Aerospace & Defense
Teledyne Technologies Incorporated	(1,121)	(360,951)	(1.84)
Electrical Equipment
Nidec Corporation	(5,500)	(738,590)	(3.77)
Industrial Conglomerates
General Electric Company	(75,635)	(676,177)	(3.45)
Siemens AG	(10,074)	(1,078,801)	(5.50)
Machinery
FANUC Corporation	(6,600)	(1,241,563)	(6.33)
Nordson Corporation	(1,871)	(273,652)	(1.40)
Wartsila Oyj Abp	(78,085)	(874,493)	(4.46)
Road & Rail
Uber Technologies Incorporated	(14,816)	(451,444)	(2.30)
		(5,695,671)

Information Technology
Electronic Equipment, Instruments & Components
Keyence Corporation	(1,600)	(989,965)	(5.05)
Littelfuse Incorporated	(1,170)	(207,453)	(1.06)
National Instruments Corporation	(4,711)	(197,815)	(1.01)
IT Services
Black Knight Incorporated	(4,470)	(272,938)	(1.39)
WEX Incorporated	(1,319)	(266,530)	(1.36)
Semiconductors & Semiconductor Equipment
ASML Holding NV	(4,595)	(1,138,141)	(5.81)
Monolithic Power Systems Incorporated	(1,645)	(256,011)	(1.31)
Nvidia Corporation	(4,822)	(839,366)	(4.28)
Qualcomm Incorporated	(11,226)	(856,319)	(4.37)
Software
Guidewire Software Incorporated	(2,193)	(231,098)	(1.18)
Microsoft Corporation	(6,129)	(852,115)	(4.35)
Proofpoint Incorporated	(1,752)	(226,096)	(1.15)
salesforce.com Incorporated	(2,271)	(337,107)	(1.72)
Tyler Technologies Incorporated	(1,416)	(371,700)	(1.90)
Technology Hardware, Storage & Peripherals
Apple Incorporated	(3,755)	(841,007)	(4.29)
Canon Incorporated	(10,400)	(277,253)	(1.41)
		(8,160,914)

Materials
Chemicals
BASF SE	(3,592)	(251,036)	(1.28)
Corteva Incorporated	(30,466)	(853,048)	(4.35)
Dupont De Nemours Incorporated	(15,860)	(1,130,977)	(5.77)
Element Solutions Incorporated	(19,441)	(197,909)	(1.01)
Nutrien Limited	(23,700)	(1,180,662)	(6.02)
Metals & Mining
Pan American Silver Corporation	(14,400)	(225,535)	(1.15)
Paper & Forest Products
Svenska Cellulosa AB Class B	(33,215)	(296,180)	(1.51)
		(4,135,347)

Real Estate
Equity REITs
CyrusOne Incorporated	(3,473)	(274,714)	(1.40)
Hammerson plc	(96,571)	(336,743)	(1.72)
Pebblebrook Hotel Trust	(8,600)	(239,252)	(1.22)

Real Estate Management & Development
The Howard Hughes Corporation	(2,046)	(265,162)	(1.35)
		(1,115,871)

Utilities
Electric Utilities
EDF Group	(75,959)	(850,269)	(4.34)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	2,383,220	86,354,437	72,446,802	16,290,855	$16,290,855	16.30%

Abbreviations:

ADR	American depositary receipt
AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CLP	Chilean peso
CZK	Czech koruna
EUR	Euro
GBP	Great British pound
HUF	Hungarian forint
IDR	Indonesian rupiah
INR	Indian repee
JPY	Japanese yen
KRW	Republic of Korea won
MXN	Mexican peso
NOK	Norwegian krone
NZD	New Zealand dollar
PLN	Polish zloty
REIT	Real estate investment trust
RUB	Russian ruble
SEK	Swedish krona
TRY	Turkish lira
ZAR	South African rand

Wells Fargo Alternative Risk Premia Fund (the “Fund”)

Notes to Consolidated portfolio of investments — September 30, 2019 (unaudited)

The Fund invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Alt Risk Premia Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on October 2, 2018 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of September 30, 2019, the Subsidiary had $2,852,422 invested in securities and futures contracts representing 78.45% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of September 30, 2019, the Fund held $3,636,136 in the Subsidiary, representing 3.64% of the Fund’s net assets prior to consolidation.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Swaps contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodities, and foreign exchange rates and is subject to interest rate risk, equity price risk, commodity risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Swap contracts

Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund and a counterparty in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.

For OTC swaps, any upfront premiums paid and any upfront fees received are amortized over the term of the contract. The daily fluctuations in market value are recorded as unrealized gains or losses on OTC swaps. Payments received or paid are recorded as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in an amount equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

Total return basket swaps

The Fund may enter into total return basket swap contracts to obtain exposure to a custom basket of long and short securities without owning such securities. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions. Under the terms of the contract, the Fund and the counterparty exchange periodic payments based on the total return of reference assets within a basket for a specified interest rate. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. To the extent the total return of the reference assets exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. Positions within the swap are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses on swap contracts. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

The Fund is exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the reference securities in the basket. In addition to counterparty credit risk, the Fund is subject to liquidity risk if there is no market for the contracts and is exposed to the market risk associated with the reference securities in the basket.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Short-term investments
Investment companies	$16,290,855	$0	$0	$16,290,855
U.S. Treasury securities	91,813,570	0	0	91,813,570

	108,104,425	0	0	108,104,425
Futures contracts	524,080	0	0	524,080
Forward foreign currency contracts	0	1,275,007	0	1,275,007
Swap contracts	0	196,589	0	196,589

Total assets	$108,628,505	$1,471,596	$0	$110,100,101

Liabilities
Futures contracts	$1,033,223	$0	$0	$1,033,223
Forward foreign currency contracts	0	637,998	0	637,998

Total liabilities	$1,033,223	$637,998	$0	$1,671,221

Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

During the three months ended September 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.31%
California : 89.74%
Airport Revenue : 6.03%
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00%	12-31-2023	$750,000	$852,095
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	6-30-2024	950,000	1,092,738
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	12-31-2024	750,000	873,893
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2024	5,000,000	5,785,600
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2025	6,000,000	7,120,380
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2026	2,500,000	3,028,750
Los Angeles CA Department of Airports AMT Subordinate Bond Series C	5.00	5-15-2024	4,315,000	4,986,716
Sacramento County CA Airport System Refunding Bond AMT Subordinate Series F	5.00	7-1-2021	2,585,000	2,743,616
Sacramento County CA Airport System Refunding Bond AMT Subordinate Series F	5.00	7-1-2022	2,590,000	2,833,771
Sacramento County CA Airport System Refunding Bond AMT Subordinate Series F	5.00	7-1-2023	2,585,000	2,910,426
Sacramento County CA Airport System Refunding Bond AMT Subordinate Series F	5.00	7-1-2024	1,760,000	2,037,658
				34,265,643

Education Revenue : 5.18%
California Municipal Finance Authority RAN Highlands Community 144A	4.00	8-15-2020	2,000,000	2,026,020
California Municipal Finance Authority RAN River Springs 144A	4.00	8-15-2020	1,000,000	1,013,190
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2024	550,000	636,323
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2026	325,000	396,630
California Municipal Finance Authority California Baptist University Series A 144A	4.00	11-1-2021	600,000	612,480
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.00	8-1-2023	580,000	618,680
California Municipal Finance Authority Charter School Revenue Palmdale Aerospace Academy Project Series A 144A	3.88	7-1-2028	1,400,000	1,476,776
California Municipal Finance Authority Revenue Refunding Bond Biola University	5.00	10-1-2027	790,000	977,341
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2021	250,000	267,218
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2022	250,000	275,315
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2023	225,000	254,666
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2024	275,000	319,261
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2025	275,000	326,799
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2026	300,000	364,047
California School Finance Authority Bright Star School Obligation Group 144A	5.00	6-1-2027	1,860,000	2,007,479
California School Finance Authority Classical Academies Project Series A 144A	3.25	10-1-2022	1,950,000	1,972,484
California School Finance Authority Coastal Academy Project Series A 144A	5.00	10-1-2022	200,000	209,140
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2021	255,000	261,385

1

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
California School Finance Authority Rocketship Education Series A 144A	5.00%	6-1-2026	$500,000	$550,345
California Statewide CDA California Baptist University Series A	5.13	11-1-2023	715,000	761,432
California Statewide CDA School Facilities	5.88	7-1-2022	940,000	994,200
California Statewide Community Refunding Bond California Baptist University Series A 144A	3.00	11-1-2022	1,665,000	1,688,976
University of California Series AK	5.00	5-15-2048	10,000,000	11,380,700
				29,390,887

GO Revenue : 25.02%
Alvord CA Unified School District Election of 2007 Series B (AGM Insured)	6.50	8-1-2020	1,605,000	1,675,187
Bassett CA Unified School District Refunding Bond Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2021	550,000	589,386
Bassett CA Unified School District Refunding Bond Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2023	725,000	826,341
California	5.00	10-1-2021	6,795,000	7,305,848
California	5.00	11-1-2022	2,500,000	2,790,325
California	5.00	10-1-2023	8,400,000	9,651,768
California	5.25	10-1-2022	2,750,000	3,081,183
California Refunding Bond Various Purpose Bidding Group C	5.00	9-1-2027	8,500,000	10,529,545
California Series B (SIFMA Municipal Swap +0.38%) ±	1.96	12-1-2027	5,000,000	5,006,700
California Series B	5.00	9-1-2023	10,730,000	12,296,795
California Statewide Refunding Bond Various Purpose	5.00	8-1-2025	3,500,000	4,239,585
California Statewide Series B (1 Month LIBOR +0.76%) ±	2.22	12-1-2031	2,500,000	2,515,850
California Statewide Series E (SIFMA Municipal Swap +0.43%) ±	2.01	12-1-2029	3,050,000	3,057,564
Central California Unified School District Refunding Bond (AGM Insured)	4.00	7-1-2020	500,000	510,905
Central California Unified School District Refunding Bond (AGM Insured)	5.00	7-1-2021	400,000	427,348
Central California Unified School District Refunding Bond (AGM Insured)	5.00	7-1-2022	750,000	830,010
Coachella Valley CA Unified School District (Build America Mutual Assurance Company Insured)	4.00	8-1-2020	2,455,000	2,512,030
Coachella Valley CA Unified School District (Build America Mutual Assurance Company Insured)	4.00	8-1-2021	2,230,000	2,349,350
Coachella Valley CA Unified School District (Build America Mutual Assurance Company Insured)	4.00	8-1-2022	1,000,000	1,080,590
Cotati Rohnert Park CA Unified School District Series B (AGM Insured)	5.00	8-1-2020	2,275,000	2,346,958
Dixon CA Unified School District (AGM Insured)	5.00	8-1-2021	1,210,000	1,296,648
Dixon CA Unified School District (AGM Insured)	5.00	8-1-2022	1,285,000	1,423,883
El Monte CA City School District CAB BAN ¤	0.00	4-1-2023	2,000,000	1,892,460
El Monte CA Union High School Refunding Bond	5.00	6-1-2021	1,315,000	1,400,659
Fowler CA Unified School District School Facilities Improvement District #1 (National Insured)	5.20	7-1-2020	385,000	391,010
Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2022	500,000	553,895
Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2023	805,000	921,427
Huntington Beach CA City School District Election of 2002	4.00	8-1-2021	505,000	532,028
Inglewood CA Unified School District Election of 2012 Series B (Build America Mutual Assurance Company Insured)	4.00	8-1-2021	320,000	334,922
Inglewood CA Unified School District Election of 2012 Series B (Build America Mutual Assurance Company Insured)	4.00	8-1-2022	200,000	213,974
Inglewood CA Unified School District Election of 2012 Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2023	195,000	219,993
Inglewood CA Unified School District Election of 2012 Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2024	150,000	173,832
Inglewood CA Unified School District Election of 2012 Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2025	170,000	201,919
Inglewood CA Unified School District Election of 2012 Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2026	235,000	285,617
La Habra CA School District Refunding Bond	5.00	8-1-2020	1,045,000	1,078,942
La Habra CA School District Refunding Bond	5.00	8-1-2021	805,000	862,646

2

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Los Angeles CA Unified School District Refunding Bond Series D	5.00%	7-1-2023	$6,180,000	$7,023,323
Mount San Antonio Community CAB College District ¤	0.00	4-1-2022	10,000,000	9,650,600
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Authority	4.00	7-1-2020	500,000	510,450
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Authority	5.00	7-1-2021	950,000	1,012,900
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Authority	5.00	7-1-2022	750,000	821,438
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Authority	5.00	7-1-2023	755,000	852,403
Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2022	750,000	826,418
Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2024	600,000	702,336
Oakland CA Unified School District Refunding Bond	5.00	8-1-2025	1,540,000	1,851,958
Oakland CA Unified School District Refunding Bond	5.00	8-1-2028	2,500,000	3,059,200
Oakland CA Unified School District Refunding Bond Measure B Series B	5.00	8-1-2026	500,000	615,685
Oakland CA Unified School District Refunding Bond Measure J Series C	5.00	8-1-2025	795,000	956,043
Redondo Beach CA Unified School District CAB Election of 2008 Series E ¤	0.00	8-1-2020	460,000	454,664
Riverside CA Community College District Election of 2004 CAB Series D ¤	0.00	8-1-2020	535,000	529,099
Sacramento CA City Unified School Election 2012 Measure Q Series E	5.00	8-1-2029	1,500,000	1,834,890
Sacramento CA City Unified School Refunding Bond	5.00	7-1-2026	2,430,000	2,572,908
Sacramento CA City Unified School Refunding Bond	5.00	7-1-2022	485,000	526,540
Salinas CA Union High School District CAB ¤	0.00	8-1-2020	5,000,000	4,915,500
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2021	275,000	291,943
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2022	500,000	544,380
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2023	1,000,000	1,118,670
San Mateo Foster City CA School District	5.00	8-15-2020	2,000,000	2,068,000
Santa Ana CA Unified School District CAB Election of 2008 Series A ¤	0.00	8-1-2020	1,815,000	1,792,766
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2021	345,000	361,653
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2022	425,000	455,800
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2023	405,000	442,693
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2024	420,000	468,716
SouthWestern Community College District Refunding Bond	5.00	8-1-2020	1,250,000	1,290,600
SouthWestern Community College District Refunding Bond	5.00	8-1-2021	2,710,000	2,904,063
Sweetwater CA Union High School District PFA Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	8-1-2021	620,000	662,520
Twin Rivers CA Unified School District Series A (Build America Mutual Assurance Company Insured)	5.00	8-1-2020	510,000	526,131
Vacaville CA Unified School District Series C (Build America Mutual Assurance Company Insured)	5.00	8-1-2022	675,000	748,953
Vallejo City CA Unified School District Refunding Bond Series A (National Insured)	5.90	2-1-2022	3,905,000	4,274,452
				142,074,818

Health Revenue : 7.69%
California HFFA Catholic Healthcare West Series A	5.25	3-1-2023	4,000,000	4,218,240
California HFFA El Camino Hospital	5.00	2-1-2025	1,000,000	1,196,960
California HFFA Memorial Health Services Series A	5.00	10-1-2023	2,475,000	2,763,437
California HFFA Providence St. Joseph Series B1	1.25	10-1-2036	2,000,000	1,995,660
California HFFA Sutter Health Series A	5.00	11-15-2023	2,500,000	2,893,325
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2023	735,000	822,208
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2024	500,000	575,455

3

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
California Municipal Finance Authority Revenue Community Medical Centers Series A	5.00%	2-1-2025	$1,000,000	$1,182,760
California Municipal Finance Authority Revenue Insured Channing House Project Series A	5.00	5-15-2022	475,000	522,576
California Municipal Finance Authority Revenue Insured Channing House Project Series A	5.00	5-15-2023	925,000	1,052,003
California Municipal Finance Authority Revenue Insured Paradise Valley Estates Project Series B1	2.25	7-1-2025	2,200,000	2,216,434
California Municipal Finance Authority Revenue Insured Paradise Valley Estates Project Series B2	2.00	7-1-2024	2,500,000	2,516,900
California Municipal Finance Authority Revenue Refunding Bond Community Medical Centers Series A	5.00	2-1-2022	1,000,000	1,084,680
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2027	1,650,000	2,018,049
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	483,120
California Municipal Finance Authority Revenue Refunding Bond Humangood Obligation Group	4.00	10-1-2029	1,000,000	1,140,200
California Statewide CDA Adventist Health Systems West Series A	5.00	3-1-2024	800,000	929,288
California Statewide CDA Health Facilities Catholic Series F (AGM Insured) (m)	1.94	7-1-2040	1,000,000	1,000,000
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2021	500,000	535,125
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2022	395,000	436,590
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2023	500,000	568,840
California Statewide CDA Huntington Memorial Hospital	5.00	7-1-2025	500,000	593,530
California Statewide CDA Huntington Memorial Hospital	5.00	7-1-2026	500,000	607,585
California Statewide CDA Insured Viamonte Senior Living 1 Project	3.00	7-1-2025	3,000,000	3,062,430
California Statewide CDA Revenue Loma Linda University Medical Center Series A 144A	5.00	12-1-2026	250,000	293,738
California Statewide CDA Revenue Loma Linda University Medical Center Series A 144A	5.00	12-1-2027	300,000	357,324
California Statewide CDA Revenue Loma Linda University Medical Center Series A 144A	5.00	12-1-2028	250,000	300,323
California Statewide Community Development Authority Revenue Refunding Bond Insured Health Facility	4.00	11-15-2029	1,000,000	1,221,070
California Statewide Community Development Authority Revenue Refunding Bond Insured Health Facility	5.00	11-15-2030	1,200,000	1,566,060
San Buenaventura CA Community Mental Health System	6.00	12-1-2019	2,000,000	2,013,240
San Buenaventura CA Community Mental Health System	6.50	12-1-2021	2,585,000	2,837,684
Washington Township CA Health Care District Revenue Refunding Bond Series A	5.00	7-1-2023	600,000	673,902
				43,678,736

Housing Revenue : 7.70%
California Department of Veterans Affairs Home Purchase Series A	3.50	12-1-2021	855,000	887,028
California HFA Home Mortgage Series A (GNMA/FNMA/FHLMC Insured)	3.75	8-1-2020	315,000	316,871
California Independent Cities Finance Authority Mobile Home Park Revenue Refunding Bond Union City Tropics	4.25	5-15-2024	745,000	826,242
California Municipal Finance Authority Housing Revenue Dino Papavero Apartments Project	1.50	6-1-2022	10,000,000	9,979,500
California Municipal Finance Authority Multifamily 1 Church Street Series B	2.19	9-1-2021	10,000,000	10,067,800
California Municipal Finance Authority Peppertree Senior Apartments Series A (FHLMC Insured, FHLMC LIQ)	2.80	6-1-2023	2,500,000	2,625,575
California Municipal Finance Authority Student HSG Davis I LLC West Village Student Housing Project	5.00	5-15-2024	1,200,000	1,381,584
California Municipal Finance Authority Student HSG Davis I LLC West Village Student Housing Project	5.00	5-15-2025	3,435,000	4,043,991
California Municipal Finance Authority Village Grove Apartments Series A (FHLMC Insured, FHLMC LIQ)	3.10	12-1-2021	1,000,000	1,035,270

4

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
California PFA University Housing Revenue Claremont Properties LLC Project Series A 144A	5.00%	7-1-2027	$1,825,000	$1,966,164
California Statewide Communities Development Authority College Housing Revenue Bonds 144A	5.00	7-1-2024	500,000	545,835
California Statewide Communities Development Authority Revenue Lancer Educational Studenote Housing Project 144A	3.00	6-1-2029	750,000	772,140
FHLMC Multifamily Various Cerficates Relating To Municipal Securites Series M 057 Class A	2.40	10-15-2029	4,000,000	4,159,600
Tender Option Bond Trust Receipts/Certificates Various States Floaters Series 2019 XF1085 (Deutsche Bank LIQ) 144Aø	1.88	8-1-2059	5,090,000	5,090,000
				43,697,600

Industrial Development Revenue : 0.98%
California PCFA AMT Calplant I Project 144A	7.00	7-1-2022	500,000	512,515
California PCFA AMT Calplant I Project 144A	7.50	7-1-2032	1,500,000	1,567,920
San Francisco CA City and County Airports Commission International Airport Revenue AMT Special Facilities Lease SFO Fuel Company Series 2019A	5.00	1-1-2025	3,000,000	3,502,140
				5,582,575

Miscellaneous Revenue : 12.95%
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A	4.00	12-1-2019	1,000,000	1,004,790
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A	5.00	12-1-2021	1,000,000	1,083,420
Brentwood CA Infrastructure Financing Authority Subordinate Bond Series B	4.00	9-2-2021	1,135,000	1,193,475
California	5.00	9-1-2022	2,240,000	2,486,378
California Infrastructure & Economic Development Bank Refunding Bond California Academy of Sciences Project Series C (1 Month LIBOR +0.38%) ±	1.79	8-1-2047	4,000,000	4,000,120
California Public Works Board Capital Project Series G	5.00	11-1-2020	3,000,000	3,119,670
California Public Works Board Department of Corrections & Rehabilitation Series C	5.00	10-1-2022	1,500,000	1,663,530
California Public Works Board Judicial Council Projects Series B	5.00	10-1-2022	500,000	554,510
California Public Works Board Judicial Council Projects Series D	5.00	12-1-2019	1,000,000	1,006,070
California Public Works Board Various Capital Projects Series I	5.00	11-1-2020	1,250,000	1,299,863
California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2019	250,000	251,170
California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2020	210,000	219,181
California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2021	200,000	216,214
California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2022	200,000	223,510
California Statewide Community Monterey County Savers Bond (Build America Mutual Assurance Company Insured)	5.00	8-1-2027	2,185,000	2,712,590
Chula Vista CA Certificate of Participation Refunding Bond Police Facility Project	5.00	10-1-2021	720,000	776,210
Chula Vista CA Elementary School District CAB Anticipation Notes ¤	0.00	8-1-2023	2,730,000	2,601,663
Compton CA PFA Lease 144A	4.00	9-1-2022	1,530,000	1,568,525
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	2,000,000	2,060,240
Desert Sands CA Unified School District Certificate of Participation (Build America Mutual Assurance Company Insured)	5.00	3-1-2024	1,500,000	1,752,270
Golden Empire School CA Financing Authority Refunding Bond Kern High School District	5.00	5-1-2021	1,000,000	1,059,470
Inglewood CA Unified School District School Facilities Authority (AGM Insured)	5.25	10-15-2023	8,670,000	9,714,475
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2023	800,000	903,368
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2024	850,000	983,272
Lodi CA Public Financing Authority Electric Refunding Bond (AGM Insured)	5.00	9-1-2024	1,100,000	1,296,449

5

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Los Angeles CA Public Works Series D	5.00%	12-1-2027	$1,605,000	$1,961,166
Los Angeles CA Unified School District Certificate of Participation Headquarters Building Projects Series B	5.00	10-1-2025	1,875,000	2,069,494
Los Angeles County CA Public Works Multiple Capital Projects II	5.00	8-1-2020	500,000	515,985
Norwalk CA Community Facilities Financing Series A (AGM Insured)	4.00	6-1-2020	350,000	356,787
Norwalk CA Community Facilities Financing Series B (AGM Insured)	4.00	6-1-2020	650,000	662,604
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District	4.00	9-2-2021	450,000	473,369
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2019	400,000	400,972
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2020	250,000	258,115
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2021	275,000	292,144
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2022	375,000	409,481
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2023	300,000	335,796
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2024	300,000	343,989
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2025	330,000	386,691
Riverside County CA Public Financing County Facilities Projects	4.00	5-1-2020	795,000	808,300
Sacramento CA City Financing Refunding Bond Master Lease Program Facilities (Build America Mutual Assurance Company Insured)	5.00	12-1-2022	800,000	896,672
Sacramento CA City Schools Joint Powers Financing Authority Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2020	1,185,000	1,203,119
Sacramento CA City Schools Joint Powers Financing Authority Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2021	830,000	873,359
Sacramento CA City Schools Joint Powers Financing Authority Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2022	775,000	843,712
Sacramento CA City Schools Joint Powers Financing Authority Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2023	815,000	915,490
Santa Clara County CA Financing Authority Capital Projects Series A	4.00	2-1-2024	6,000,000	6,387,960
Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	4.00	8-1-2020	150,000	153,509
Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	5.00	8-1-2021	125,000	133,714
Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	5.00	8-1-2022	165,000	182,346
Soledad CA Unified School District BAN ¤	0.00	8-1-2021	3,000,000	2,911,560
Sutter Butte CA Flood Agency Assessment (Build America Mutual Assurance Company Insured)	5.00	10-1-2023	1,280,000	1,459,981
Sutter Butte CA Flood Agency Assessment (Build America Mutual Assurance Company Insured)	5.00	10-1-2024	715,000	837,951
Sutter Butte CA Flood Agency Assessment (Build America Mutual Assurance Company Insured)	5.00	10-1-2025	1,575,000	1,891,575
Ventura County CA PFA Series B	5.00	11-1-2019	375,000	376,193
Ventura County CA PFA Series B	5.00	11-1-2020	250,000	260,635
Visalia CA Certificate of Participation (AGM Insured)	4.00	12-1-2020	250,000	258,478
Visalia CA Certificate of Participation (AGM Insured)	4.00	12-1-2021	250,000	265,580
Visalia CA Certificate of Participation (AGM Insured)	5.00	12-1-2022	335,000	375,592
West Sacramento CA Flood Control Agency	5.00	9-1-2020	290,000	300,362
				73,553,114

Tax Revenue : 17.43%
California School Infrastructure Financing Agency Refunding Bond (AGM Insured)	5.00	9-1-2021	1,300,000	1,397,292
California Statewide Community Facilities District #2015-01	5.00	9-1-2027	500,000	568,695
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2020	775,000	804,264
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2021	855,000	919,629
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2022	600,000	668,040

6

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00%	8-1-2020	$2,295,000	$2,364,102
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2021	2,425,000	2,591,258
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2022	2,550,000	2,813,568
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2023	1,735,000	1,975,436
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A (AGM Insured)	5.00	8-1-2024	1,770,000	2,069,183
Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2022	1,830,000	2,030,184
Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2024	660,000	779,599
Commerce CA RDA CAB Project #1 ¤	0.00	8-1-2021	600,000	563,586
Commerce CA Successor Agency to the Community Development Commission Refunding Bond Series A (AGM Insured)	5.00	8-1-2023	600,000	682,662
Culver City CA RDA CAB Tax Allocation Series A ¤	0.00	11-1-2019	2,575,000	2,572,090
Dinuba CA RDA Successor Agency to Merged City Project #2 (Build America Mutual Assurance Company Insured)	5.00	9-1-2021	250,000	267,770
Dinuba CA RDA Successor Agency to Merged City Project #2 (Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	276,968
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2020	1,000,000	1,032,480
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2021	3,170,000	3,397,004
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2022	2,395,000	2,652,439
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2023	1,025,000	1,172,006
Fremont CA Community Facilities District	5.00	9-1-2024	1,000,000	1,147,950
Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (Build America Mutual Assurance Company Insured)	4.00	10-1-2021	770,000	814,937
Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (Build America Mutual Assurance Company Insured)	5.00	10-1-2022	3,015,000	3,353,132
Imperial Beach CA RDA Palm Avenue Commercial Redevelopment Project (Build America Mutual Assurance Company Insured)	4.00	6-1-2020	775,000	788,935
Inglewood CA Redevelopment Refunding Bond Subordinate Lien Merged Redevelopment Project (Build America Mutual Assurance Company Insured)	5.00	5-1-2025	1,000,000	1,193,200
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2020	320,000	329,840
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2021	340,000	363,759
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2022	365,000	404,055
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2023	375,000	428,179
Jurupa CA PFA Series A	5.00	9-1-2020	750,000	776,025
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2020	1,045,000	1,081,847
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2021	565,000	607,172
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2022	615,000	684,520
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2024	870,000	1,020,614
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2029	400,000	490,396
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	4.00	9-1-2024	600,000	675,582
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	5.00	9-1-2025	550,000	663,955
Menifee CA Union School District Public Series A	4.00	9-1-2022	540,000	577,060
Oakdale CA Successor Agency to Oakdale Community RDA Series A (AGM Insured)	5.00	6-1-2027	350,000	430,549
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2023	365,000	408,899
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2025	325,000	381,885
Orange County CA Development Agency Santa Ana Heights Project	5.00	3-1-2020	1,110,000	1,127,305
Orange County CA Development Agency Santa Ana Heights Project	5.00	9-1-2020	1,140,000	1,179,136
Palmdale CA Special Tax Refunding Bond Improvement Area A Community Facilities (AGM Insured)	5.00	9-1-2027	280,000	353,618

7

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00%	8-1-2021	$1,885,000	$2,016,762
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2022	1,305,000	1,444,896
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2023	780,000	891,236
Placentia CA RDA Project (Build America Mutual Assurance Company Insured)	5.00	8-1-2020	600,000	619,488
Poway CA Unified School District PFA	4.00	9-15-2020	335,000	344,310
Poway CA Unified School District PFA (Build America Mutual Assurance Company Insured)	4.00	10-1-2020	300,000	308,727
Poway CA Unified School District PFA (Build America Mutual Assurance Company Insured)	4.00	10-1-2021	185,000	195,797
Poway CA Unified School District PFA Series B (Build America Mutual Assurance Company Insured)	5.00	9-1-2024	1,115,000	1,322,903
Poway CA Unified School District PFA Series B (Build America Mutual Assurance Company Insured)	5.00	9-1-2025	775,000	947,414
Rialto CA RDA Successor Agency to Merged Project Area	5.00	9-1-2022	475,000	527,393
Riverside CA PFA Local Measure Certificate of Participation Riverside Pavement Rehabilitation Project (AGM Insured)	5.00	6-1-2023	845,000	962,725
Riverside County CA PFA Indian Wells Project Series A (AGM Insured)	5.00	9-1-2020	1,610,000	1,665,577
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2023	400,000	459,732
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2029	300,000	382,182
Roseville CA Special Tax Refunding Bond Community Facilities District	5.00	9-1-2020	1,050,000	1,084,125
Roseville CA Special Tax Refunding Bond Community Facilities District	5.00	9-1-2021	500,000	533,310
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2024	1,905,000	2,192,788
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2029	1,595,000	1,940,445
San Francisco CA City & County RDA Successor Agency to Community Facilities District #6 Mission Bay South Series A	5.00	8-1-2025	1,600,000	1,748,992
San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Series A	5.00	8-1-2020	500,000	515,605
San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Series A	5.00	8-1-2022	375,000	413,873
San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Subordinate Bond Series D 144A	3.00	8-1-2021	2,555,000	2,608,553
San Jose CA Convention Center Expansion & Renovation Project	5.25	5-1-2023	1,465,000	1,556,006
San Jose CA RDA Tax Refunding Bond Merged Area Redevelopment Project Series A-1	5.00	8-1-2022	800,000	825,712
San Marcos CA Unified School District Community Facilities District #5 (Build America Mutual Assurance Company Insured)	5.00	9-1-2020	220,000	227,861
San Marcos CA Unified School District Community Facilities District #5 (Build America Mutual Assurance Company Insured)	5.00	9-1-2021	270,000	290,207
San Marcos CA Unified School District Community Facilities District #5 (Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	277,803
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2021	1,775,000	1,886,452
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2022	1,865,000	2,050,810
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2023	1,945,000	2,203,588
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	9-1-2020	1,000,000	1,035,170
Stockton CA RDA Refunding Bond Series A (AGM Insured)	5.00	9-1-2025	1,675,000	2,020,988
Successor Agency to the Morgan Hill CA RDA Series A	5.00	9-1-2021	1,055,000	1,133,956
Successor Agency to the Richmond CA Community RDA Series A (Build America Mutual Assurance Company Insured)	4.50	9-1-2025	160,000	182,056
Successor Agency to the Richmond CA Community RDA Series A (Build America Mutual Assurance Company Insured)	5.00	9-1-2021	310,000	331,793
Successor Agency to the Richmond CA Community RDA Series A (Build America Mutual Assurance Company Insured)	5.00	9-1-2022	300,000	331,995
Successor Agency to the Richmond CA Community RDA Series A (Build America Mutual Assurance Company Insured)	5.00	9-1-2023	265,000	302,058

8

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Successor Agency to the Richmond CA Community RDA Series A (Build America Mutual Assurance Company Insured)	5.00%	9-1-2025	$150,000	$173,748
Successor Agency to the Riverside County CA RDA Desert Communities Project Area Series D	5.00	10-1-2022	445,000	494,070
Successor Agency to the Riverside County CA RDA Desert Communities Project Area Series D	5.00	10-1-2023	470,000	538,456
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2022	240,000	266,465
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2023	460,000	526,999
Tracy CA Community Facilities District #2016-1	4.00	9-1-2021	140,000	145,956
Tracy CA Community Facilities District #2016-1	4.00	9-1-2022	180,000	190,678
Tracy CA Community Facilities District #2016-1	4.00	9-1-2024	135,000	147,562
Tracy CA Community Facilities District #2016-1	4.00	9-1-2025	155,000	171,791
Tracy CA Community Facilities District #2016-1	5.00	9-1-2028	425,000	507,565
Tustin CA Community Facilities District #6-1 Legacy Columbus Villages Series A	5.00	9-1-2025	1,000,000	1,204,660
Upland CA Successor Agency to Merged Project Tax Allocation Bond (AGM Insured)	5.00	9-1-2023	1,000,000	1,142,720
Vacaville CA RDA Tax Allocation Refunding Bond Subordinate Redevelopment Projects	5.00	9-1-2020	600,000	620,880
Vacaville CA RDA Tax Allocation Refunding Bond Subordinate Redevelopment Projects	5.00	9-1-2021	600,000	643,716
Vacaville CA RDA Tax Allocation Refunding Bond Subordinate Redevelopment Projects	5.00	9-1-2022	1,050,000	1,163,579
Val Verde CA Unified School District (Build America Mutual Assurance Company Insured)	4.00	10-1-2020	350,000	359,933
Val Verde CA Unified School District (Build America Mutual Assurance Company Insured)	4.00	10-1-2021	375,000	394,669
Val Verde CA Unified School District (Build America Mutual Assurance Company Insured)	5.00	10-1-2022	665,000	736,255
Yuba City CA RDA Refunding Bond (AGM Insured)	5.00	9-1-2025	750,000	907,763
				99,001,558

Tobacco Revenue : 0.63%
Golden State Tobacco Securitization Corporation Tobacco Settlement Refunding Bond Series A1	5.00	6-1-2026	3,000,000	3,548,490

Transportation Revenue : 0.53%
Alameda County CA Corridor Transportation Authority Prerefunded Bond CAB Subordinate Lien Series A (Ambac Insured) ¤	0.00	10-1-2019	2,780,000	2,780,000
Alameda County CA Corridor Transportation Authority Unrefunded Bond CAB Subordinate Lien Series A (Ambac Insured) ¤	0.00	10-1-2019	220,000	220,000
				3,000,000

Utilities Revenue : 2.14%
Modesto CA Irrigation District Electric Refunding Bond Series A	5.00	7-1-2020	500,000	514,730
Southern California Public Power Authority Refunding Bond Canyon Power Project Series A	2.25	7-1-2040	6,000,000	6,048,000
Southern California Public Power Authority Refunding Bond Canyon Power Project Series A	5.00	7-1-2027	1,000,000	1,066,330
Southern California Public Power Authority Refunding Bond Canyon Power Project Series B (SIFMA Municipal Swap +0.25%) ±	1.83	7-1-2040	4,000,000	3,999,800
Walnut CA Energy Center Authority Refunding Bond Series A	5.00	1-1-2021	500,000	524,465
				12,153,325

Water & Sewer Revenue : 3.46%
Eastern California Municipal Water District Refunding Bond Series C (SIFMA Municipal Swap +0.25%) ±	1.83	7-1-2046	3,000,000	2,997,720

9

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
Florin CA Resource Conservation District Series A (National Insured)	5.00%	9-1-2020	$1,000,000	$1,034,330
Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2021	1,250,000	1,339,838
Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2022	1,250,000	1,382,175
Goleta CA Water District Certificate of Participation Series A (AGM Insured)	5.00	12-1-2019	125,000	125,778
Goleta CA Water District Certificate of Participation Series A (AGM Insured)	5.00	12-1-2020	140,000	146,161
Oxnard CA Financing Authority Refunding Bond (AGM Insured)	5.00	6-1-2021	735,000	781,996
San Francisco City & County CA Public Utilities Commisison Series C Green Bond	2.13	10-1-2048	10,000,000	10,233,900
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2020	100,000	101,622
Vallejo CA Refunding Bond (National Insured)	5.00	5-1-2021	1,500,000	1,504,155
				19,647,675

				509,594,421

Guam : 1.29%
Airport Revenue : 0.26%
Guam Port Authority AMT Series B	5.00	7-1-2023	540,000	599,227
Guam Port Authority AMT Series B	5.00	7-1-2024	750,000	851,745
				1,450,972

Miscellaneous Revenue : 0.74%
Guam Education Financing Foundation Certificates of Participation Refunding Series A	5.00	10-1-2023	3,840,000	4,227,187

Utilities Revenue : 0.29%
Guam Power Authority Series A (AGM Insured)	5.00	10-1-2019	1,640,000	1,640,000

				7,318,159

Illinois : 2.41%
Miscellaneous Revenue : 1.97%
Illinois Series D	5.00	11-1-2025	10,000,000	11,212,300

Tax Revenue : 0.44%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2025	650,000	737,588
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	1,500,000	1,756,605
				2,494,193

				13,706,493

New York : 3.05%
Industrial Development Revenue : 1.04%
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2026	5,000,000	5,892,750

Water & Sewer Revenue : 2.01%
New York NY Municipal Water Finance Authority Fiscal 2009 Subordinate Bond Series BB-1 (Landesbank Hessen-Thüringen SPA) ø	1.80	6-15-2039	2,400,000	2,400,000

10

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

		Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
New York NY Municipal Water Finance Authority Water & Sewer System 2nd General Resolution Bonds Fiscal 2014 Subordinate Bond Series AA-6 (Mizuho Bank Limited SPA) ø		1.77%	6-15-2048	$9,000,000	$9,000,000
					11,400,000

					17,292,750

Texas : 1.82%
Resource Recovery Revenue : 1.82%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A ø		1.87	4-1-2040	6,300,000	6,300,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø		1.87	4-1-2040	4,045,000	4,045,000
					10,345,000

Total Municipal Obligations (Cost $541,456,283)					558,256,823

		Yield		Shares
Short-Term Investments : 0.39%
Investment Companies : 0.39%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)		1.46		2,206,838	2,208,162

Total Short-Term Investments (Cost $2,208,162)					2,208,162

Total investments in securities (Cost $543,664,445)	98.70%				560,464,985
Other assets and liabilities, net	1.30				7,372,611

Total net assets	100.00%				$567,837,596

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

11

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby Purchase Agreement
SIFMA	Securities Industry and Financial Markets Association

12

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	398,366	55,061,271	53,252,799	2,206,838	$2,208,162	0.39%

Wells Fargo California Limited-Term Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$558,256,823	$0	$558,256,823
Short-term investments
Investment companies	2,208,162	0	0	2,208,162

Total assets	$2,208,162	$558,256,823	$0	$560,464,985

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended September 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.69%
California : 93.58%
Airport Revenue : 4.11%
California Municipal Finance Authority AMT Senior Lien Linxs Apartment Project Series A	5.00%	12-31-2043	$5,730,000	$6,796,124
Los Angeles CA Department of Airports Revenue	5.00	5-15-2049	5,000,000	6,026,800
Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2037	7,300,000	8,890,524
Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2038	3,000,000	3,643,950
San Francisco City & County Airport Commission-San Francisco International Airport	5.00	5-1-2047	7,715,000	9,057,161
San Francisco City & County Airport Commission-San Francisco International Airport	4.00	5-1-2050	3,500,000	3,862,425
San Jose CA Airport AMT Refunding Bond Series A	5.00	3-1-2047	4,000,000	4,703,400
San Jose CA Airport Refunding Bond Series B	5.00	3-1-2042	1,750,000	2,102,363
				45,082,747

Education Revenue : 4.80%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	3,120,386
California Municipal Finance Authority California Baptist University Series A 144A	4.00	11-1-2021	595,000	607,376
California Municipal Finance Authority California Baptist University Series A 144A	5.00	11-1-2025	1,025,000	1,145,653
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.75	8-1-2033	1,525,000	1,700,558
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,117,800
California Municipal Finance Authority Refunding Bond Biola University Incorporated	5.00	10-1-2035	600,000	718,284
California Municipal Financing Authority Charter School Palmdale Aerospace Academy Project 144A	5.00	7-1-2041	1,250,000	1,375,950
California Municipal Financing Authority Charter School Revenue Palmdale Aerospace Academy Series A 144A	5.00	7-1-2049	1,800,000	2,013,354
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2047	1,000,000	1,079,780
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2054	1,000,000	1,070,850
California School Finance Authority Green Dot Public Schools Projects 144A	4.00	8-1-2025	475,000	523,317
California School Finance Authority Green Dot Public Schools Projects 144A	5.00	8-1-2035	2,525,000	2,869,511
California School Finance Authority KIPP Louisiana School Projects Series A 144A	5.00	7-1-2035	1,000,000	1,139,400
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2036	945,000	1,012,199
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2046	2,100,000	2,230,515
California Statewide CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2032	1,135,000	1,344,158
California Statewide CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2041	2,875,000	3,322,753
California Statewide CDA School Facility Alliance for College-Ready Public Schools	6.75	7-1-2031	1,625,000	1,730,463
California University Systemwide Refunding Bond Series A	4.00	11-1-2038	8,000,000	8,924,720
California University Systemwide Refunding Bond Series A	5.00	11-1-2045	6,400,000	7,589,568
University of California Series AI	5.00	5-15-2038	2,000,000	2,239,800
University of California Series K	4.00	5-15-2046	5,295,000	5,799,084
				52,675,479

GO Revenue : 31.75%
Alhambra CA Unified School District Election of 2008 Series B (AGM Insured)	6.00	8-1-2029	4,100,000	4,465,351

1

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo California Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Alvord CA Unified School District Election of 2012 Series A (AGM Insured)	5.25%	8-1-2037	$1,620,000	$1,850,688
Bassett CA Unified School District Refunding Bond Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2027	1,050,000	1,249,721
Beaumont CA Unified School District Election of 2008 Series D (Build America Mutual Assurance Company Insured)	5.25	8-1-2044	2,000,000	2,445,000
Cabrillo CA Unified School District CAB Series A (Ambac Insured) ¤	0.00	8-1-2021	1,500,000	1,460,550
California	5.25	11-1-2040	3,000,000	3,119,490
California Statewide Series B (1 Month LIBOR +0.76%) ±	2.22	12-1-2031	2,500,000	2,515,850
California Various Purposes	5.00	9-1-2029	1,475,000	1,578,707
California Various Purposes	5.00	10-1-2029	95,000	95,284
California Various Purposes	5.00	9-1-2032	5,100,000	5,802,678
California Various Purposes	5.00	2-1-2038	5,000,000	5,556,900
California Various Purposes	5.00	10-1-2039	5,000,000	5,960,950
California Various Purposes	5.00	8-1-2046	10,000,000	11,907,900
California Various Purposes	5.00	4-1-2049	2,500,000	3,128,900
California Various Purposes	5.25	9-1-2028	5,000,000	5,377,050
California Various Purposes	5.25	10-1-2029	10,000	10,032
California Various Purposes	5.25	4-1-2035	12,640,000	13,840,294
California Various Purposes	5.60	3-1-2036	8,715,000	8,863,591
California Various Purposes Refunding Bond	5.00	9-1-2035	35,000,000	42,490,000
Center Unified School District California CAB Series C (National Insured) ¤	0.00	9-1-2021	5,000,000	4,855,400
Centinela Valley CA Union High School District Election of 2008 Series B	6.00	8-1-2036	2,500,000	2,962,350
Centinela Valley CA Union High School District Election of 2008 Series C	5.00	8-1-2035	2,000,000	2,330,840
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2029	1,750,000	1,422,943
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2033	1,500,000	1,076,460
College of the Sequoias Tulare Area Improvement District #3 California CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2024	1,000,000	921,870
Compton CA Community College CAB Election of 2002 Series C ¤	0.00	8-1-2035	3,445,000	2,196,877
Contra Costa County CA Community College District Election of 2006	5.00	8-1-2038	3,250,000	3,730,708
Delano CA Union High School Election of 2010 Series B (AGM Insured)	5.75	8-1-2035	4,510,000	4,672,495
Escondido CA Union High School CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2027	8,385,000	7,267,615
Escondido CA Union School District	4.00	8-1-2043	2,150,000	2,404,109
Garden Grove CA Unified School District Election of 2010 Series C	5.25	8-1-2037	2,000,000	2,280,480
Hayward CA Unified School District Refunding Bond	5.00	8-1-2038	6,000,000	6,877,860
Inglewood CA Unified School District Election of 2012 GO Bond Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2036	200,000	235,784
Inglewood CA Unified School District Election of 2012 GO Bond Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2038	500,000	585,505
Long Beach CA Unified School District CAB Election of 2008 Series B ¤	0.00	8-1-2035	2,000,000	1,340,780
Long Beach CA Unified School District	3.00	8-1-2047	15,000,000	15,330,150
Long Beach CA Unified School District Unrefunded Bond Election of 2008 Series A	5.50	8-1-2026	95,000	95,325
Los Angeles CA Community College District Refunding Bond	4.00	8-1-2038	10,000,000	11,201,900
Lynwood CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2033	5,000	5,624
Merced CA City School District Election of 2014	5.00	8-1-2045	1,000,000	1,172,130
Merced CA Union High School District CAB Series C ¤	0.00	8-1-2032	3,380,000	2,513,334
Mount San Antonio CA Community College District CAB Election of 2008 Series A ¤	0.00	8-1-2024	1,610,000	1,494,193
Natomas CA Unified School District Series 1999 (National Insured)	5.95	9-1-2021	245,000	256,380
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series D (AGM Insured) ¤	0.00	8-1-2023	1,500,000	1,414,890
Oakland CA Unified School District Alameda	5.00	8-1-2029	10,125,000	12,376,395
Oakland CA Unified School District Election of 2012	5.50	8-1-2023	500,000	566,445
Oakland CA Unified School District Election of 2012	6.63	8-1-2038	7,750,000	8,526,705
Oakland CA Unified School District Election of 2012 Series A	5.00	8-1-2040	3,500,000	4,082,890
Oxnard CA School District Election of 2012 Series D (AGM Insured)	5.00	8-1-2034	1,695,000	2,026,712
Pajaro Valley CA Unified School District Election of 2012 Series A	5.00	8-1-2038	1,700,000	1,925,301
Paramount CA Unified School District CAB Election of 2006 ¤	0.00	8-1-2033	2,500,000	1,787,600
Piedmont CA Unified School District	3.00	8-1-2045	5,235,000	5,356,138
Piedmont CA Unified School District	3.00	8-1-2049	10,325,000	10,506,617
Pomona CA Unified School District Series A (National Insured)	6.55	8-1-2029	1,480,000	1,900,098

2

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A ¤	0.00%	8-1-2024	$1,800,000	$1,667,340
Rialto CA Unified School District CAB Election of 2010 Series A (AGM Insured) ¤	0.00	8-1-2026	3,320,000	2,955,066
Sacramento CA Unified School District Election of 2012 Series A (Build America Mutual Assurance Company Insured)	5.25	8-1-2033	1,000,000	1,135,730
Sacramento CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2033	2,735,000	3,198,583
San Bernardino County CA Community Election of 2008 Series D	5.00	8-1-2045	2,000,000	2,338,220
San Bernardino County CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2040	8,000,000	9,428,880
San Diego CA Community College Election of 2002	5.00	8-1-2031	4,000,000	4,599,760
San Diego CA Unified School District	4.00	7-1-2047	2,025,000	2,264,659
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2032	1,750,000	1,959,493
San Gorgonio CA Memorial Healthcare Refunding Bond	5.50	8-1-2028	2,525,000	2,926,450
San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2033	3,195,000	3,717,159
San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2034	3,315,000	3,850,041
San Jose CA Unified School District Santa Clara County	4.00	8-1-2042	4,000,000	4,623,120
San Mateo County CA Jefferson Union High School District CAB Election of 2006 Series D ¤	0.00	8-1-2033	7,000,000	2,574,740
San Mateo County CA Jefferson Union High School District CAB Election of 2006 Series D ¤	0.00	8-1-2036	11,130,000	3,196,647
San Mateo County CA Jefferson Union High School District Prerefunded CAB Election of 2006 Series D ¤	0.00	8-1-2034	6,915,000	2,341,142
San Mateo County CA Jefferson Union High School District Unrefunded CAB Election of 2006 Series D ¤	0.00	8-1-2034	2,990,000	1,011,368
San Rafael CA City High School District CAB Election of 2002 Series B (National Insured) ¤	0.00	8-1-2023	1,260,000	1,193,938
Sanger CA Unified School District Refunding Bond (National Insured)	5.60	8-1-2023	620,000	650,839
Santa Ana CA Unified School District CAB Election of 2008 Series B (AGC Insured) ¤	0.00	8-1-2038	15,000,000	8,966,100
Santa Rosa CA High School District Prerefunded Bond	5.00	8-1-2024	750,000	831,285
Santa Rosa CA High School District Unrefunded Bond	5.00	8-1-2024	255,000	281,357
Sierra Kings CA Health Care District	5.00	8-1-2028	1,000,000	1,175,290
Sierra Kings CA Health Care District	5.00	8-1-2032	1,500,000	1,738,170
Sierra Kings CA Health Care District	5.00	8-1-2037	1,750,000	2,008,773
Simi Valley CA Unified School District	4.00	8-1-2048	3,250,000	3,619,460
Sonoma Valley CA Unified School District CAB Election of 2010 Series A ¤	0.00	8-1-2027	1,020,000	885,452
South Pasadena CA Unified School District Series A (FGIC Insured)	5.55	11-1-2020	220,000	225,634
Stockton CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2038	1,025,000	1,171,903
Sunnyvale CA Elementary School District	3.00	9-1-2044	10,000,000	10,215,500
Washington Township CA Health Care District Election of 2004 Series B	5.50	8-1-2038	1,500,000	1,771,530
West Contra Costa CA Unified School District (AGM Insured)	5.25	8-1-2024	1,350,000	1,449,414
West Contra Costa CA Unified School District CAB Election of 2005 Series B	6.00	8-1-2027	1,080,000	1,465,873
West Contra Costa CA Unified School District CAB Election of 2005 Series C-1 (AGC Insured) ¤	0.00	8-1-2021	6,000,000	5,841,120
Wiseburn CA School District CAB (AGC Insured) ¤	0.00	8-1-2027	1,525,000	1,332,088
				348,031,963

Health Revenue : 14.46%
Association of Bay Area Governments California Finance Authority for Nonprofit Corporation Insured O’Connor Woods Project	5.00	1-1-2043	5,000,000	5,555,250
Association of Bay Area Governments California Finance Authority for Nonprofit Corporation Insured Senior Living Odd Fellows Home of California Series A	5.00	4-1-2042	1,100,000	1,220,791
California HFFA Catholic Healthcare West Series A	5.25	3-1-2023	3,000,000	3,163,680
California HFFA City of Hope Obligated Group	5.00	11-15-2049	2,000,000	2,379,060
California HFFA El Camino Hospital	5.00	2-1-2035	3,000,000	3,674,190
California HFFA LA Biomedical Research Institute at Harbor-UCLA Medical Center	5.00	9-1-2048	6,095,000	7,140,902

3

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo California Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
California HFFA Nevada Methodist Homes (California Mortgage Insured)	5.00%	7-1-2030	$1,830,000	$2,188,991
California HFFA Nevada Methodist Homes (California Mortgage Insured)	5.00	7-1-2035	1,000,000	1,181,200
California HFFA Nevada Methodist Homes (California Mortgage Insured)	5.00	7-1-2045	4,500,000	5,211,225
California HFFA Refunding Bond Cedars Sinai Medical Center Series B	4.00	8-15-2039	10,500,000	11,703,300
California HFFA Refunding Bond Children’s Hospital Series A	5.00	8-15-2047	10,050,000	11,784,831
California HFFA Sutter Health Series B	5.00	11-15-2046	5,000,000	5,913,300
California HFFA Sutter Health Series D	5.25	8-15-2031	3,100,000	3,322,952
California Municipal Finance Authority	5.00	10-1-2044	5,000,000	5,858,500
California Municipal Finance Authority Refunding Bond Channing House Project Series A	5.00	5-15-2034	1,000,000	1,220,930
California Municipal Finance Authority Refunding Bond Community Medical Centers Series A	5.00	2-1-2047	6,625,000	7,778,545
California Municipal Finance Authority Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2047	1,400,000	1,622,460
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2037	500,000	573,695
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2047	5,265,000	5,961,981
California State HFFA	4.00	11-15-2048	5,000,000	5,488,850
California State HFFA	4.00	11-1-2051	3,000,000	3,302,610
California State Municipal Finance Authority Revenue	5.00	7-1-2039	1,000,000	1,255,420
California State Municipal Finance Authority Revenue	5.00	7-1-2049	2,650,000	3,262,998
California State Municipal Finance Authority Senior Living Revenue	5.00	11-15-2049	1,125,000	1,316,396
California Statewide CDA Adventist Health System Series A	5.00	3-1-2045	2,500,000	2,912,775
California Statewide CDA Enloe Medical Center (Ambac Insured)	5.00	8-15-2033	1,650,000	1,970,265
California Statewide CDA Enloe Medical Center (Ambac Insured)	5.00	8-15-2035	1,000,000	1,188,180
California Statewide CDA Enloe Medical Center (Ambac Insured)	5.00	8-15-2038	2,000,000	2,358,040
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A	5.25	12-1-2044	5,150,000	5,723,865
California Statewide CDA Redwoods Projects	5.13	11-15-2035	1,500,000	1,719,375
California Statewide CDA Revenue Refunding Bond Adventist Health System West Series A	5.00	3-1-2048	5,000,000	5,984,200
California Statewide Communities Development Authority	5.00	2-1-2045	2,505,000	2,756,702
California Statewide Communities Marin General Hospital Series A	5.00	8-1-2036	700,000	862,358
California Statewide Communities Marin General Hospital Series A	5.00	8-1-2037	500,000	613,835
California Statewide Communities Marin General Hospital Series A	5.00	8-1-2038	450,000	549,572
Palomar Health CA Refunding Bond	5.00	11-1-2042	4,000,000	4,647,440
Pioneers CA Memorial Healthcare District	5.00	10-1-2040	2,210,000	2,376,391
San Buenaventura CA Community Mental Health System	8.00	12-1-2031	1,615,000	1,817,569
University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	7,790,000	8,919,005
University of California Regents Medical Center Series J	5.00	5-15-2033	2,265,000	2,581,896
University of California Regents Medical Center Series L	4.00	5-15-2044	4,065,000	4,447,354
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	2,210,000	2,487,687
Washington Township CA Health Care District Series A	5.00	7-1-2026	1,190,000	1,403,391
Washington Township CA Health Care District Series A	5.00	7-1-2042	1,000,000	1,167,020
				158,568,977

Housing Revenue : 3.51%
California Community Housing Agency 144A	5.00	8-1-2049	3,000,000	3,366,120
California Community Housing Agency Workforce Apartments Series A 144A	5.00	4-1-2049	3,000,000	3,342,960
California Housing Finance	4.25	1-15-2035	4,995,110	5,937,038
California Municipal Finance Authority	5.00	5-15-2049	2,500,000	2,998,575
California Municipal Finance Authority LLC-West Village Student Housing Project	5.00	5-15-2048	6,700,000	7,923,085
California Municipal Finance Authority Mobile Senior Caritas Projects Series A	5.00	8-15-2029	500,000	595,865
California PFA NCCD-Claremont Properties LLC University Housing Project Series A 144A	5.00	7-1-2047	2,950,000	3,126,292
California Statewide CDA College Housing Series 2019 144A	5.25	7-1-2049	2,000,000	2,310,080
California Statewide CDA Poway Retirement Housing Foundation Housing Incorporated Series A	5.25	11-15-2035	1,500,000	1,726,845
California Statewide Communities Development Authority 144A	5.00	6-1-2051	1,440,000	1,660,406

4

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
Contra Costa County CA Home Mortgage Revenue Bonds GNMA Mortgage-Backed Securities Program (GNMA Insured)	7.75%	5-1-2022	$90,000	$97,180
Independent Cities California Finance Authority Mobil Home Park Revenue	5.00	5-15-2048	2,000,000	2,389,220
Independent Cities California Finance Refunding Bond Sanitary Juan Mobile Estates	5.00	8-15-2030	1,000,000	1,150,410
Independent Cities California Finance Refunding Bond Santa Rose Leisure Mobile	5.00	8-15-2046	1,570,000	1,820,494
				38,444,570

Industrial Development Revenue : 0.29%
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	7.50	12-1-2039	1,000,000	969,600
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00	7-1-2039	2,000,000	2,180,040
				3,149,640

Miscellaneous Revenue : 13.65%
Alameda CA Joint Powers Authority Multiple Capital Projects Series A	5.00	12-1-2034	1,005,000	1,143,640
Anaheim CA PFA CAB Subordinate Lien Public Improvements Project Series C (AGM Insured) ¤	0.00	9-1-2025	10,000,000	8,987,300
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	3,000,000	3,448,080
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	3,000,000	3,428,340
California Enterprise Development Authority	4.00	11-1-2049	1,900,000	2,090,190
California Infrastructure & Economic Development King City Joint Union High School	5.75	8-15-2029	2,150,000	2,185,432
California Public Works Board California State University Projects Series B-1	5.70	3-1-2035	2,210,000	2,248,675
California Public Works Board Judicial Council Projects Series A	5.00	3-1-2038	7,000,000	7,785,400
California Public Works Board Judicial Council Projects Series D	5.25	12-1-2025	4,000,000	4,340,640
California Public Works Board Various Capital Projects Series A	5.00	4-1-2037	4,925,000	5,337,223
California Public Works Board Various Capital Projects Series G	5.00	11-1-2037	23,000,000	25,347,150
California Public Works Board Various Capital Projects Series I	5.50	11-1-2033	2,000,000	2,312,580
California Public Works University of California Board of Regents Series G	5.00	12-1-2030	9,850,000	10,677,893
California Statewide Communities Series A	5.00	9-2-2047	2,000,000	2,347,300
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	3,800,000	3,914,456
Compton CA PFA Refunding Bond 144A	4.50	9-1-2032	2,000,000	2,077,620
Emeryville CA PFA Assessment District Refinancing	5.90	9-2-2021	400,000	401,192
Fullerton CA Joint Union High School Project Certificate of Participation (Build America Mutual Assurance Company Insured)	5.00	9-1-2035	1,385,000	1,624,467
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2025	725,000	857,922
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2026	400,000	471,556
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2042	1,500,000	1,696,920
Los Angeles CA Certificate of Participation Sonneblick del Rio Project (Ambac Insured)	6.00	11-1-2019	535,000	537,129
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Ambac Insured)	5.00	9-1-2025	2,310,000	2,317,184
Los Angeles CA Public Works Financing Authority Series A	5.00	12-1-2039	2,860,000	3,333,502
Modesto CA Irrigation District Financing Authority Series A	5.00	10-1-2040	3,500,000	4,147,115
Montclair CA PFA Lease Refunding Bond (AGM Insured)	5.00	10-1-2035	2,400,000	2,776,848
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (National Insured) ¤	0.00	6-1-2026	10,000,000	8,822,700
Sacramento CA City Financing Authority Refunding Bond Master Lease Program Facilities (Build America Mutual Assurance Company Insured)	5.00	12-1-2035	1,300,000	1,545,466
Sacramento CA City Financing Authority Series A (Ambac Insured)	5.40	11-1-2020	920,000	940,314
Sacramento CA City School Joint Refunding Bond Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2040	2,165,000	2,418,630
San Francisco CA City & County Certificate of Participation Multiple Capital Improvement Projects Series A	5.20	4-1-2026	3,000,000	3,009,780
San Jose CA Unified School District CAB (AGM Insured) ¤	0.00	1-1-2021	1,205,000	1,185,973

5

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo California Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
San Jose CA Unified School District CAB (AGM Insured) ¤	0.00%	1-1-2026	$3,175,000	$2,892,012
San Marino CA Unified School District Certificate of Participation Los Angeles County Schools Pooled Financing Program Series A	5.00	12-1-2041	500,000	500,950
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (Build America Mutual Assurance Company Insured)	5.00	9-1-2037	250,000	275,748
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (Build America Mutual Assurance Company Insured)	5.00	9-1-2042	625,000	686,038
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (Build America Mutual Assurance Company Insured)	5.00	9-1-2047	1,000,000	1,092,700
Simi Valley CA Unified School District Capital Improvement Projects (Ambac Insured)	5.25	8-1-2022	1,330,000	1,426,611
Stockton CA Unified School District Community Improvement Project	5.00	2-1-2033	550,000	673,695
Sutter Butte CA Flood Control Agency (Build America Mutual Assurance Company Insured)	5.00	10-1-2040	3,545,000	4,130,634
Torrance CA Certificate of Participation	5.25	6-1-2039	5,385,000	6,291,996
Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (AGC Insured)	6.25	10-1-2033	1,000,000	1,003,990
Upland CA Certificate of Participation San Antonio Regional Hospital	5.00	1-1-2047	1,955,000	2,258,142
Ventura County CA PFA Series A	5.00	11-1-2038	4,250,000	4,687,793
				149,678,926

Tax Revenue : 10.73%
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 17C	5.00	9-1-2043	750,000	865,928
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 17C	5.00	9-1-2048	1,100,000	1,264,340
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 8D Series A	5.00	9-1-2043	750,000	865,928
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 8D Series A	5.00	9-1-2048	1,035,000	1,189,629
Belmont CA Community Facilities Special Tax District #2000-1 Library Project Series A (Ambac Insured)	5.75	8-1-2030	3,190,000	4,317,155
California Statewide CDA Community Facilities District #2015-01	5.00	9-1-2047	1,420,000	1,653,178
California Statewide CDA Special Tax Community Facilities District #2017-01	5.00	9-1-2048	5,000,000	5,904,450
Casitas CA Municipal Water District Community Facilities District #2013-1-OJAI Series B (Build America Mutual Assurance Company Insured)	5.25	9-1-2047	5,000,000	6,149,300
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2032	1,450,000	1,671,517
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2033	880,000	1,012,634
Chino CA Community Facilities District Special Tax #2003-3 Improvement Area #7	5.00	9-1-2048	2,500,000	2,949,625
Chula Vista CA Community Facilities District Special Tax #16I Improvement Area #1	5.00	9-1-2043	500,000	577,560
Chula Vista CA Community Facilities District Special Tax #16I Improvement Area #1	5.00	9-1-2048	1,000,000	1,151,340
Compton CA Community College RDA Project 2nd Lien Series A	5.00	8-1-2020	1,140,000	1,170,769
Corona CA Community Facilities District #2018-1 (Improvement Area Number 1) 2018 Special Tax Bond Series A	5.00	9-1-2048	1,000,000	1,128,970
Corona Norco CA Unified School Districts Special Tax Community Facilities District #16-1	5.00	9-1-2048	1,500,000	1,724,100
Dinuba CA RDA Merged City Redevelopment Project (Build America Mutual Assurance Company Insured)	5.00	9-1-2033	1,500,000	1,748,115
Elk Grove CA Financing Authority Special Tax Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	9-1-2038	1,500,000	1,757,625
Folsom Ranch Financing Authority	5.00	9-1-2049	1,000,000	1,163,360
Folsom Ranch Financing Authority California Facilities District #20 Russell	5.00	9-1-2048	1,650,000	1,895,405
Fremont CA Community Facilities District #1 Refunding Bond	5.00	9-1-2040	2,700,000	3,062,826
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (Build America Mutual Assurance Company Insured)	5.00	5-1-2034	500,000	609,615

6

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (Build America Mutual Assurance Company Insured)	5.00%	5-1-2038	$305,000	$367,064
Inland Valley CA Development Agency Series A	5.25	9-1-2037	4,000,000	4,595,560
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2033	1,500,000	1,735,890
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2038	1,635,000	1,879,939
Lancaster CA RDA Tax Allocation Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2033	1,200,000	1,447,164
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2035	2,545,000	2,994,396
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2036	4,000,000	4,697,720
Orange County CA Community Facilities District #2015-1 Esencia Village Series A	5.25	8-15-2045	1,950,000	2,229,552
Rancho Cucamonga CA RDA Rancho Redevelopment Project Area (AGM Insured)	5.00	9-1-2032	1,870,000	2,171,575
Redwood City CA RDA CAB Redevelopment Project Area Series 2-A (Ambac Insured) ¤	0.00	7-15-2030	3,505,000	2,717,181
Rio Vista CA Community Facilities District Special Tax #2018-1	5.00	9-1-2048	1,190,000	1,367,786
Riverside County CA Community Facilities Districts Special Tax #05-8	5.00	9-1-2048	1,600,000	1,839,040
Romoland School District Community Facilities District #2004-1 Heritage Lake Improvement Area #4 Series 2018 Special Tax Bond	5.00	9-1-2048	3,000,000	3,450,000
Sacramento CA Transient Occupancy Tax Convention Center Complex Series A	5.00	6-1-2048	3,750,000	4,516,313
San Bernardino CA Special Tax Community Facilities District #2006-1 Series 2018	5.00	9-1-2048	1,200,000	1,379,280
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2040	980,000	1,109,860
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2046	1,190,000	1,341,511
San Diego CA RDA CAB Tax Allocation Centre (AGM Insured) ¤	0.00	9-1-2023	885,000	831,422
San Diego CA RDA Naval Training Center Series A	5.00	9-1-2025	575,000	595,332
San Francisco CA City & County RDA Mission Bay South Redevelopment Project Series A	5.00	8-1-2043	2,500,000	2,841,300
San Francisco CA City & County RDA Tax Transbay Infrastructure Project Third Lien Series B (AGM Insured)	5.00	8-1-2046	1,500,000	1,794,885
San Francisco CA City & County RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A¤	0.00	8-1-2026	4,000,000	2,985,120
San Marcos CA Unified School District Special Tax Community Facilities District #4 (Build America Mutual Assurance Company Insured)	5.00	9-1-2034	1,705,000	1,986,461
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Build America Mutual Assurance Company Insured)	5.00	9-1-2028	1,290,000	1,520,381
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Build America Mutual Assurance Company Insured)	5.00	9-1-2029	1,325,000	1,558,174
Santa Ana CA Community Redevelopment Merged Project Area Series A	6.00	9-1-2022	2,000,000	2,136,500
Sonoma CA CDA Successor Agency to Sonoma Redevelopment Project Tax Allocation Bond (National Insured)	5.00	6-1-2033	1,325,000	1,579,228
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2033	340,000	394,849
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2038	400,000	459,492
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2033	250,000	286,438
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2038	250,000	283,633
Tracy Hills CA Improvement Area #1 Community Facilities District #2016-1 Special Tax Bonds Series 2018	5.00	9-1-2048	2,750,000	3,156,010
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2040	750,000	849,383
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2045	1,000,000	1,128,410
Union City CA Community RDA Successor Agency to Community Redevelopment Project Tax Allocation Refunding Bond Series A	5.00	10-1-2036	1,000,000	1,192,230

7

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo California Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Union City CA Community RDA Successor Agency to Union City Community Redevelopment Project (AGC Insured)	5.25%	10-1-2033	$8,000,000	$8,328,400
				117,580,848

Tobacco Revenue : 0.50%
Golden State Tobacco Securitization Corporation CA Tobacco Settlement Refunding Bond Series A-1	5.00	6-1-2028	2,000,000	2,394,320
Golden State Tobacco Securitization Corporation CA Tobacco Settlement Refunding Bond Series A-2	5.00	6-1-2047	3,000,000	3,076,770
				5,471,090

Transportation Revenue : 2.61%
Alameda County CA Corridor Transportation Authority Prerefunded Bond CAB Subordinate Lien Series A (Ambac Insured) ¤	0.00	10-1-2019	2,780,000	2,780,000
Alameda County CA Corridor Transportation Authority Unrefunded Bond CAB Subordinate Lien Series A (Ambac Insured) ¤	0.00	10-1-2019	220,000	220,000
Bay Area CA Toll Authority Toll Bridge Series S-4	5.00	4-1-2030	2,000,000	2,266,880
Bay Area CA Toll Authority Toll Bridge Series S-H	5.00	4-1-2049	8,000,000	9,981,200
Foothill-Eastern Corridor CA Transportation Agency Subordinate Bond Series B-3	5.50	1-15-2053	8,000,000	8,909,440
San Diego CA RDA Centre City Subordinate Refunding Bond Parking Series B	5.30	9-1-2020	1,060,000	1,063,742
San Francisco CA Municipal Transportation	5.00	3-1-2039	3,000,000	3,446,850
				28,668,112

Utilities Revenue : 4.20%
Banning CA Financing Authority Refunding Bond Electric System Project (AGM Insured)	5.00	6-1-2037	5,000,000	5,846,550
Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2040	3,715,000	4,408,442
Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2045	1,060,000	1,250,249
Imperial CA Irrigation District Electric System Refunding Bond Series C	5.00	11-1-2038	2,500,000	2,989,300
Los Angeles CA Department of Water and Power Series E	5.00	7-1-2044	12,475,000	14,360,971
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	4,000,000	6,136,040
M-S-R California Energy Authority Gas Series C	6.13	11-1-2029	1,045,000	1,337,307
Northern California Power Agency Public Power Prerefunded Bond (Ambac Insured)	7.50	7-1-2023	30,000	32,632
Redding CA Joint Powers Financing Authority Election System Series A	5.00	6-1-2032	440,000	526,183
Roseville CA Natural Gas Financing Authority	5.00	2-15-2025	1,930,000	2,238,549
Southern California Public Power Authority Natural Gas Project #1 Series A	5.25	11-1-2025	1,000,000	1,184,790
Turlock CA Irrigation District Refunding Bond Subordinate First Priority	5.50	1-1-2041	2,000,000	2,096,540
Walnut CA Energy Center Authority Series A	5.00	1-1-2034	3,115,000	3,606,422
				46,013,975

Water & Sewer Revenue : 2.97%
Adelanto CA Public Utility Authority Refunding Bond (AGM Insured)	5.00	7-1-2039	2,000,000	2,439,860
Bay Area CA Water Supply & Conservation Agency Series A	5.00	10-1-2034	6,000,000	6,730,200
California Statewide CDA Water & Wastewater Pooled Financing Program Series B (AGM Insured)	5.25	10-1-2027	1,040,000	1,043,442
Compton CA Sewer Revenue	6.00	9-1-2039	1,775,000	1,778,106
El Dorado CA Irrigation District Refunding Bond Series A (AGM Insured)	5.25	3-1-2039	2,000,000	2,318,260
Florin CA Resource Conservation Refunding Bond Second Senior Lien Series A (National Insured)	5.00	9-1-2032	2,000,000	2,310,240
Merced CA Irrigation District Water & Hydroelectric System Series A (AGM Insured)	5.00	10-1-2038	4,000,000	4,609,760
Pico Rivera CA Water Authority Series A	6.25	12-1-2032	4,015,000	4,057,358
San Buenaventura CA PFFA Series B	5.00	7-1-2042	4,000,000	4,390,680
Tulare CA Sewer Refunding Bond (AGM Insured)	5.00	11-15-2041	1,500,000	1,770,135

8

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
Vallejo CA Refunding Bond	5.25%	5-1-2031	$1,000,000	$1,130,560
				32,578,601

				1,025,944,928

Guam : 0.69%
Airport Revenue : 0.13%
Guam Port Authority AMT Series A	5.00	7-1-2048	1,235,000	1,460,499

Tax Revenue : 0.10%
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	1,000,000	1,053,320

Water & Sewer Revenue : 0.46%
Guam Government Waterworks Authority	5.25	7-1-2033	1,500,000	1,649,955
Guam Government Waterworks Authority	5.50	7-1-2043	3,125,000	3,435,063
				5,085,018

				7,598,837

Illinois : 1.12%
Miscellaneous Revenue : 1.02%
Illinois Series D	5.00	11-1-2025	10,000,000	11,212,300

Tax Revenue : 0.10%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series A	5.00	6-15-2057	1,000,000	1,110,620

				12,322,920

New York : 1.03%
Industrial Development Revenue : 0.54%
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2026	5,000,000	5,892,750

Tax Revenue : 0.35%
New York City NY Transitional Finance Authority Subordinate Bond Series 2B (Dexia Credit Local SPA) ø	1.82	11-1-2022	2,550,000	2,550,000
New York NY Transitional Finance Authority Recovery Subordinate Bond Series C3 (Dexia Credit Local SPA) ø	1.82	8-1-2031	1,300,000	1,300,000
				3,850,000

Water & Sewer Revenue : 0.14%
New York NY Municipal Water Finance Authority Water & Sewer System 2nd General Resolution Bonds Fiscal 2014 Subordinate Bond Series AA-6 (Mizuho Bank Limited SPA) ø	1.77	6-15-2048	1,500,000	1,500,000

				11,242,750

Texas : 1.27%
Resource Recovery Revenue : 1.27%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A ø	1.87	4-1-2040	6,905,000	6,905,000

9

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo California Tax-Free Fund

		Interest rate	Maturity date	Principal	Value
Resource Recovery Revenue (continued)
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø		1.87%	4-1-2040	$7,000,000	$7,000,000
					13,905,000

Total Municipal Obligations (Cost $977,124,996)					1,071,014,435

				Shares
Closed End Municipal Bond Funds: 0.46%
California: 0.46%
Nuveen California AMT-Free Quality Municipal Income Fund Variable Rate Demand Preferred Shares Series A 1.88% 144A				5,000,000	5,000,000

Total Closed End Municipal Bond Funds (Cost $5,000,000)					5,000,000

		Yield
Short-Term Investments : 0.35%
Investment Companies : 0.35%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (I)(u)		1.46		3,812,095	3,814,382

Total Short-Term Investments (Cost $3,814,382)					3,814,382

Total investments in securities (Cost $985,939,378)	98.50%				1,079,828,817
Other assets and liabilities, net	1.50				16,479,907

Total net assets	100.00%				$1,096,308,724

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CAB	Capital appreciation bond
CDA	Community Development Authority
FGIC	Financial Guaranty Insurance Corporation
GNMA	Government National Mortgage Association
GO	General obligation
HFFA	Health Facilities Financing Authority
LIBOR	London Interbank Offered Rate
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement

10

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	207,750	63,827,670	60,223,325	3,812,095	$3,814,382	0.35%

Wells Fargo California Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$1,071,014,435	$0	$1,071,014,435
Closed end municipal bond funds	0	5,000,000	0	5,000,000
Short-term investments
Investment companies	3,814,382	0	0	3,814,382

Total assets	$3,814,382	$1,076,014,435	$0	$1,079,828,817

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended September 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.15%
Alabama : 1.21%
Miscellaneous Revenue : 0.73%
Alabama Federal Aid Highway Finance Authority Series A	5.00%	9-1-2035	$4,995,000	$6,034,959

Utilities Revenue : 0.35%
Southeast Alabama Gas Supply District Series B (1 Month LIBOR +0.85%) ±	2.25	6-1-2049	2,925,000	2,906,280

Water & Sewer Revenue : 0.13%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	1,350,000	1,080,405

				10,021,644

Alaska : 0.26%
Health Revenue : 0.26%
Alaska Industrial Development & Export Authority Series A	5.00	10-1-2032	1,740,000	2,124,349

Arizona : 2.55%
Education Revenue : 1.72%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	535,000	560,257
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	4.90	6-15-2028	570,000	589,163
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,000,000	1,046,730
Maricopa County AZ IDA Horizon Community Learning Center Project	5.00	7-1-2035	3,000,000	3,253,110
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.00	7-1-2032	600,000	648,108
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.25	7-1-2032	285,000	308,359
Pima County AZ IDA Educational Facility Charter School Project Series R	2.88	7-1-2021	400,000	402,360
Pima County AZ IDA Educational Facility Desert Heights Charter School	7.00	5-1-2034	1,000,000	1,113,770
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	985,000	984,980
Pima County AZ IDA Noah Webster Schools Project Series A	6.75	12-15-2033	1,120,000	1,264,782
Pima County AZ IDA Paideia Academies Project 144A	5.00	7-1-2025	580,000	599,813
Pima County AZ IDA Paideia Academies Project 144A	6.00	7-1-2035	1,025,000	1,088,694
Pima County AZ IDA Paideia Academies Project 144A	6.13	7-1-2045	2,000,000	2,121,240
Yavapai County AZ IDA Business & Equine Center Project 144A	4.63	3-1-2022	210,000	214,374
				14,195,740

GO Revenue : 0.06%
Verrado AZ Community Facilities District #1 144A	5.00	7-15-2022	500,000	520,260

Resource Recovery Revenue : 0.28%
Yavapai County AZ IDA Waste Management Incorporated Project	2.80	6-1-2027	2,300,000	2,344,850

Tax Revenue : 0.17%
City of San Luis AZ Pledged Excise Tax Series A (Build America Mutual Assurance Company Insured)	5.00	7-1-2038	1,200,000	1,371,060

Utilities Revenue : 0.32%
Salt Verde Financial Corporation (Citibank NA Guaranty Agreement)	5.00	12-1-2032	2,055,000	2,669,938

				21,101,848

California : 2.88%
Airport Revenue : 1.40%
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	10,000,000	11,571,800

1

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

	Interest rate	Maturity date	Principal	Value
Education Revenue : 0.27%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13%	8-1-2043	$1,000,000	$1,117,800
University of California Series AI	5.00	5-15-2038	1,000,000	1,119,900
				2,237,700

GO Revenue : 0.12%
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	500,000	397,180
Hawthorne CA School District CAB Series C (National Insured) ¤	0.00	11-1-2025	100,000	88,836
Peralta CA Community College District Alameda County	5.00	8-1-2024	450,000	496,382
				982,398

Health Revenue : 0.17%
California Statewide CDA Sutter Health Series A	6.00	8-15-2042	100,000	104,218
San Buenaventura CA Community Mental Health System	6.25	12-1-2020	150,000	157,460
University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	780,000	893,045
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	220,000	247,643
				1,402,366

Housing Revenue : 0.07%
California Community Housing Agency 144A	5.00	8-1-2049	500,000	561,020

Industrial Development Revenue : 0.54%
California PCFA Solid Waste Disposal AMT Green Bond Calplant I project 144A	7.50	12-1-2039	3,000,000	2,908,800
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00	7-1-2039	1,430,000	1,558,729
				4,467,529

Miscellaneous Revenue : 0.24%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	1,000,000	1,142,780
Palo Alto CA Improvement Bond Act of 1915	4.00	9-2-2020	240,000	245,974
San Diego CA Public Financing Authority Capital Improvement Project Series B	5.00	10-15-2029	500,000	606,560
				1,995,314

Water & Sewer Revenue : 0.07%
Los Angeles CA DW&P Series A	5.00	7-1-2039	500,000	578,880

				23,797,007

Colorado : 2.29%
Education Revenue : 0.40%
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	1,500,000	1,584,090
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	445,000	503,424
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	1,000,000	1,255,240
				3,342,754

GO Revenue : 0.48%
Aviation Station North Metropolitan District #2 Limited Series A	5.00	12-1-2039	750,000	804,105
Colorado Aviation Station North Metropolitan District #2 Refunding & Improvement Bonds Limited Tax Series A	5.00	12-1-2048	850,000	902,998
Southlands CO Metropolitan District #1 Series A-2	5.00	12-1-2047	650,000	728,982

2

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Thompson Crossing Metropolitan District #4	5.00%	12-1-2039	$1,400,000	$1,506,246
				3,942,331

Health Revenue : 0.71%
Colorado Health Facility Authority Hospital Revenue Series A	4.00	11-15-2043	2,000,000	2,233,620
Colorado Health Facility Authority Hospital Revenue Series A	5.00	8-1-2039	3,000,000	3,614,520
				5,848,140

Industrial Development Revenue : 0.35%
Denver CO Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016	5.00	12-1-2033	2,500,000	2,887,100

Miscellaneous Revenue : 0.35%
Regents of the University of Colorado Certificate of Participation Series A	5.00	11-1-2028	1,000,000	1,133,620
Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	1,500,000	1,806,225
				2,939,845

				18,960,170

Connecticut : 0.49%
GO Revenue : 0.38%
Hamden CT (Build America Mutual Assurance Company Insured)	5.00	8-15-2024	450,000	522,500
Hamden CT (Build America Mutual Assurance Company Insured)	5.00	8-15-2025	275,000	319,143
Hartford CT Series 2013B	5.00	4-1-2028	2,055,000	2,278,584
				3,120,227

Health Revenue : 0.11%
Connecticut State HEFA	4.00	7-1-2041	860,000	950,498

				4,070,725

Delaware : 0.20%
Education Revenue : 0.20%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,500,000	1,628,100

District of Columbia : 0.04%
Education Revenue : 0.00%
District of Columbia Cesar Chavez Public Charter School	6.50	11-15-2021	30,000	30,417

Miscellaneous Revenue : 0.04%
District of Columbia Association of American Medical Colleges Series A	5.00	10-1-2024	270,000	305,151

				335,568

Florida : 5.99%
Airport Revenue : 2.45%
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	4,500,000	5,228,145
Broward County FL Port Facilities Revenue AMT Series B	4.00	9-1-2039	3,620,000	4,031,956
Jacksonville FL Port Authority Series B	5.00	11-1-2040	2,625,000	3,212,344
Jacksonville FL Port Authority Series B	5.00	11-1-2044	5,500,000	6,686,405
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	1,000,000	1,155,930
				20,314,780

3

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

	Interest rate	Maturity date	Principal	Value
Education Revenue : 0.55%
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50%	6-15-2044	$1,000,000	$1,148,530
Florida Higher Educational Facilities Financing Authority Jacksonville University 144A	4.50	6-1-2033	1,300,000	1,418,716
Miami-Dade County FL IDA Aspira Florida Project Series 2016A 144A	5.75	11-1-2036	457,271	434,408
Miami-Dade County FL IDA Youth Co-Op Charter School Project Series 2015A 144A	5.75	9-15-2035	1,500,000	1,579,335
				4,580,989

Health Revenue : 0.72%
Atlantic Beach FL Health Care Facilities Fleet Landing Project Series B	5.63	11-15-2043	1,500,000	1,679,580
Florida Tender Option Bond Trust Receipts/Certificates Series 2018-XF2523 (Barclays Bank plc LIQ) 144Aø	1.70	8-15-2047	4,000,000	4,000,000
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	250,105
				5,929,685

Miscellaneous Revenue : 0.48%
CityPlace Florida Community Development District	5.00	5-1-2022	500,000	541,225
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,000,000	3,436,050
				3,977,275

Tax Revenue : 1.23%
Florida State Board of Public Education Series B	4.00	6-1-2038	1,455,000	1,683,711
Florida State Board of Public Education Series B	4.00	6-1-2037	4,340,000	5,037,872
Florida State Board of Public Education Series B	4.00	6-1-2039	3,000,000	3,462,900
				10,184,483

Transportation Revenue : 0.56%
Florida State Department of Transportation Sunshine Skyway Bridge (AGM Insured)	4.00	7-1-2037	4,000,000	4,597,200

				49,584,412

Georgia : 2.96%
Energy Revenue : 0.11%
Municipal Electric Authority of Georgia Series A	5.00	1-1-2036	800,000	955,736

Health Revenue : 0.14%
Fulton County GA Development Authority Hospital WellStar Health System Series A	5.00	4-1-2042	1,000,000	1,174,480

Industrial Development Revenue : 0.01%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Ambac Insured)	5.00	1-1-2027	50,000	57,248

Utilities Revenue : 2.70%
Appling County GA Development Authority Oglethorpe Power Corporation Hatch Project	2.40	1-1-2038	4,000,000	4,013,600
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.25	10-1-2032	1,000,000	1,013,380
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2	2.93	11-1-2048	5,000,000	5,211,450
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	8-1-2048	4,000,000	4,341,920
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	2,700,000	2,920,320

4

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities Revenue (continued)
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	2.15%	4-1-2048	$4,800,000	$4,828,608
				22,329,278

				24,516,742

Guam : 0.25%
Tax Revenue : 0.05%
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	365,000	384,462

Utilities Revenue : 0.06%
Guam Power Authority Series A (AGM Insured)	5.00	10-1-2020	500,000	516,905

Water & Sewer Revenue : 0.14%
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2021	550,000	581,174
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2022	500,000	543,775
				1,124,949

				2,026,316

Hawaii : 0.29%
Airport Revenue : 0.29%
Hawaii Airports System Revenue Series A	5.00	7-1-2048	2,000,000	2,387,580

Idaho : 0.22%
Education Revenue : 0.22%
Idaho Housing & Finance Association Idaho Arts Charter School Series A 144A	5.00	12-1-2036	1,000,000	1,104,520
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	460,000	484,656
Idaho Housing & Finance Association Liberty Charter School Series A	6.00	6-1-2038	250,000	250,530
				1,839,706

Illinois : 16.97%
Airport Revenue : 1.72%
Chicago IL Midway Airport Second Lien Refunding Bonds Series A	5.50	1-1-2031	4,500,000	5,010,120
Chicago IL O’Hare International Airport	5.00	1-1-2035	1,000,000	1,008,450
Chicago IL O’Hare International Airport	5.00	1-1-2035	1,350,000	1,361,408
Chicago IL O’Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	1,000,000	1,105,700
Chicago IL O’Hare International Airport AMT Series A	5.00	1-1-2048	2,000,000	2,381,460
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	1,500,000	1,677,270
Chicago IL O’Hare International Airport Senior Lien	5.25	1-1-2032	1,000,000	1,110,870
Chicago IL O’Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	500,000	591,225
				14,246,503

Education Revenue : 0.33%
Illinois Finance Authority Wesley University	5.00	9-1-2036	2,345,000	2,713,423

GO Revenue : 5.60%
Bureau County IL Township High School District #502 Series A (Build America Mutual Assurance Company Insured)	6.25	12-1-2033	750,000	899,648

5

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Chicago IL Board of Education Series A (National Insured)	5.25%	12-1-2021	$2,555,000	$2,708,785
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2027	6,000,000	4,919,940
Chicago IL CAB Series C ¤	0.00	1-1-2021	610,000	591,212
Chicago IL City Colleges Capital Improvement Project CAB (National Insured) ¤	0.00	1-1-2031	800,000	567,136
Chicago IL Emergency Telephone System Project (National Insured)	5.50	1-1-2023	555,000	592,424
Chicago IL Library Project Series D	5.00	1-1-2021	440,000	441,263
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	1,300,000	1,467,778
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2030	1,000,000	1,152,630
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2031	1,000,000	1,147,060
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2032	1,225,000	1,399,918
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2035	1,000,000	1,133,740
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016A	5.00	11-15-2028	1,655,000	1,951,576
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016E	5.00	11-15-2029	1,735,000	2,034,010
Chicago IL Series A	6.00	1-1-2038	2,500,000	2,982,825
Chicago IL Series C	4.00	1-1-2021	750,000	774,203
Chicago IL Series C (National Insured)	5.00	1-1-2029	875,000	878,211
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00	12-1-2025	675,000	587,750
Cook County IL School District #159 Matteson-Richton Park CAB (AGM Insured) ¤	0.00	12-1-2023	615,000	564,588
Cook County IL Series A	5.00	11-15-2020	770,000	799,699
Illinois (AGM Insured)	5.00	1-1-2023	820,000	827,355
Illinois (AGM Insured)	5.00	4-1-2026	1,130,000	1,271,216
Illinois Refunding Bond Series 2018A	5.00	10-1-2021	2,000,000	2,110,040
Illinois Series A (AGM Insured)	5.00	4-1-2024	1,905,000	2,099,291
Kane, Cook & DuPage Counties IL Series A	5.00	1-1-2034	1,000,000	1,114,690
Kane, Cook & DuPage Counties IL Series D	5.00	1-1-2034	1,700,000	1,894,973
Village Bolingbrook IL (AGM Insured)	5.00	1-1-2031	500,000	569,745
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2027	1,030,000	826,091
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2028	475,000	368,562
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2033	1,625,000	1,029,291
Will County IL Lincoln-Way Community High School District #210 Series A (AGM Insured)	5.00	1-1-2027	4,000,000	4,365,160
Will County IL Lincoln-Way Community High School District #210 Series A	5.00	1-1-2030	1,000,000	1,071,650
Winnebago County IL Series A (AGM Insured)	4.00	12-30-2025	1,035,000	1,184,040
				46,326,500

Miscellaneous Revenue : 1.74%
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (National Insured)	6.00	1-1-2020	70,000	70,580
Chicago IL Board of Education Series C	5.00	12-1-2021	2,000,000	2,120,000
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	2,500,000	2,539,325
Illinois	5.00	5-1-2025	870,000	958,427
Illinois	5.50	7-1-2025	1,250,000	1,378,975
Illinois Finance Authority Prerefunded Bond Art Institute of Chicago Series A	5.00	3-1-2034	5,000	5,434
Illinois Finance Authority Rogers Park Montessori School	5.00	2-1-2024	380,000	397,005
Illinois Finance Authority Unrefunded Bond Art Institute of Chicago Series A	5.00	3-1-2034	495,000	534,496
Illinois Refunding Bonds Series 2016	5.00	2-1-2026	3,000,000	3,404,250
Illinois Series 2013	5.50	7-1-2038	1,000,000	1,087,970
Illinois State Sports Facilities Authority	5.00	6-15-2029	1,000,000	1,204,690
Illinois University Certificate of Participation Capital Improvement Project	4.25	4-1-2020	715,000	721,035
				14,422,187

Tax Revenue : 5.19%
Chicago IL Sales Tax	5.00	1-1-2031	4,525,000	5,358,867
Chicago IL Sales Tax	5.00	1-1-2032	850,000	1,006,638
Chicago IL Sales Tax	5.00	1-1-2033	2,785,000	3,298,220

6

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Chicago IL Sales Tax Refunding Bond	5.00%	1-1-2030	$2,250,000	$2,664,630
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	1,000,000	1,047,790
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2032	1,560,000	1,627,657
Illinois Sales Tax Revenue Second Series (National Insured)	5.75	6-15-2020	1,005,000	1,031,421
Illinois Series 2013	5.00	6-15-2024	1,000,000	1,092,270
Illinois Series A	4.00	1-1-2029	1,000,000	1,025,370
Illinois Series A	5.00	1-1-2027	2,000,000	2,104,160
Illinois Sports Facilities Authority State Tax Supported (AGM Insured)	5.25	6-15-2031	2,500,000	2,830,600
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	1,500,000	1,693,515
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2019	1,135,000	1,130,642
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2030	11,000,000	8,020,540
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured) ¤	0.00	6-15-2029	1,950,000	1,496,157
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B1 (AGM Insured) ¤	0.00	6-15-2027	5,150,000	4,282,586
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	3,000,000	3,212,040
				42,923,103

Tobacco Revenue : 0.42%
Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,450,810

Transportation Revenue : 0.13%
Illinois Toll Highway Authority Senior Series B	5.00	1-1-2039	1,000,000	1,120,920

Water & Sewer Revenue : 1.84%
Chicago IL Wastewater Second Lien Transmission Revenue Project Bonds Series 2014	5.00	1-1-2025	1,955,000	2,199,766
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	1,000,000	1,067,910
Chicago IL Water Revenue Refunding Bond Second Lien	5.00	11-1-2025	2,600,000	3,061,344
Chicago IL Water Revenue Second Lien Project	5.00	11-1-2026	2,750,000	3,151,005
Chicago IL Waterworks Second Lien Revenue Bonds Series 2004	5.00	11-1-2027	2,250,000	2,677,995
Chicago IL Waterworks Second Lien Revenue Bonds Series 2012	4.00	11-1-2020	770,000	788,788
Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	1,000,000	1,086,600
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2037	1,000,000	1,182,020
				15,215,428

				140,418,874

Indiana : 2.64%
Health Revenue : 1.88%
Indiana Finance Authority Health System Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2034	5,360,000	5,972,380
Indiana HEFA Series 2006B	1.75	11-15-2031	7,000,000	7,057,610
Indiana State Finance Authority Health System Revenue (Barclays Bank plc LOC) ø	1.77	11-1-2037	2,500,000	2,500,000
				15,529,990

Industrial Development Revenue : 0.13%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	1,000,000	1,102,090

Miscellaneous Revenue : 0.46%
Indiana Finance Authority Series M	5.00	7-1-2029	605,000	661,943
Indianapolis IN Local Public Improvement Series 2015E	5.00	1-1-2035	2,675,000	3,178,569
				3,840,512

7

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 0.17%
Indiana Finance Authority Wastewater Utility Project Series A	5.25%	10-1-2031	$1,310,000	$1,404,752

				21,877,344

Iowa : 1.94%
Industrial Development Revenue : 1.82%
Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	1.97	4-1-2022	15,000,000	15,000,000

Miscellaneous Revenue : 0.12%
Coralville IA Certificate of Participation	4.00	6-1-2020	500,000	502,590
Coralville IA Certificate of Participation	4.00	6-1-2021	500,000	506,210
				1,008,800

				16,008,800

Kansas : 0.79%
Tax Revenue : 0.79%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	15,965,000	6,574,068

Kentucky : 2.45%
Transportation Revenue : 0.12%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	990,822

Utilities Revenue : 2.33%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	9,300,000	10,294,728
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	6,500,000	7,183,410
Paducah KY Electric Plant (AGM Insured)	5.00	10-1-2035	1,510,000	1,762,714
				19,240,852

				20,231,674

Louisiana : 0.46%
Industrial Development Revenue : 0.12%
Saint John The Baptist Parish La Revenue Series A	2.20	6-1-2037	1,000,000	1,006,990

Water & Sewer Revenue : 0.34%
Greater Ouachita Water Company (Build America Mutual Assurance Company Insured)	4.00	9-1-2033	500,000	572,305
Greater Ouachita Water Company (Build America Mutual Assurance Company Insured)	4.00	9-1-2034	500,000	570,340
Greater Ouachita Water Company (Build America Mutual Assurance Company Insured)	4.00	9-1-2035	500,000	568,530
Greater Ouachita Water Company (Build America Mutual Assurance Company Insured)	4.00	9-1-2036	565,000	640,580
Greater Ouachita Water Company (Build America Mutual Assurance Company Insured)	4.00	9-1-2037	415,000	468,527
				2,820,282

				3,827,272

Maine : 0.04%
Airport Revenue : 0.04%
Portland ME General Airport	5.00	7-1-2022	150,000	162,722

8

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport Revenue (continued)
Portland ME General Airport	5.00%	7-1-2023	$175,000	$194,394
				357,116

Maryland : 1.19%
Airport Revenue : 0.49%
Maryland State Economic Development Corporation	5.00	7-1-2029	220,000	275,715
Maryland State Economic Development Corporation	4.00	7-1-2039	1,100,000	1,217,854
Maryland State Economic Development Corporation	4.00	7-1-2044	750,000	821,370
Maryland State Economic Development Corporation	5.00	7-1-2024	645,000	740,060
Maryland State Economic Development Corporation	5.00	7-1-2027	800,000	974,584
				4,029,583

Education Revenue : 0.70%
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,000,000	1,058,180
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	1,500,000	1,645,200
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2018-A2	6.00	8-1-2048	2,825,000	3,135,129
				5,838,509

				9,868,092

Massachusetts : 1.64%
Education Revenue : 0.01%
Massachusetts Development Finance Agency Sabis International Charter Series A	8.00	4-15-2039	100,000	100,239

Health Revenue : 0.69%
Massachusetts Development Finance Agency Partners Healthcare Series S-4	5.00	7-1-2038	5,000,000	5,754,000

Tax Revenue : 0.94%
Massachusetts School Building Authority Series A	5.00	11-15-2034	1,470,000	1,754,989
Massachusetts Series D	4.00	5-1-2036	5,225,000	5,988,059
				7,743,048

				13,597,287

Michigan : 4.84%
Education Revenue : 0.12%
Michigan Public Educational Facilities Authority Bradford Academy Project ††	8.00	9-1-2021	55,000	50,120
Michigan Public Educational Facilities Authority Landmark Academy Project Series 2010	6.00	6-1-2020	105,000	105,349
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A	6.50	12-15-2036	485,000	412,250
Western Michigan University	5.25	11-15-2031	400,000	458,988
				1,026,707

GO Revenue : 0.10%
Wayne County MI Building Improvement Series A	6.75	11-1-2039	860,000	862,976

Health Revenue : 1.45%
Michigan Finance Authority Trinity Health Credit Group Series A	5.00	12-1-2047	11,000,000	11,952,710

9

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.27%
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00%	11-1-2048	$2,000,000	$2,212,760

Tax Revenue : 0.63%
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B	5.00	7-1-2039	4,000,000	4,437,360
Taylor MI Tax Increment Refunding Bond Series B (AGM Insured)	4.00	5-1-2020	785,000	786,649
				5,224,009

Water & Sewer Revenue : 2.27%
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	3,560,000	4,195,318
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	4,000,000	4,391,480
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	4,000,000	4,393,480
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	4,000,000	4,626,800
Michigan Finance Authority Local Government Loan Program Series D4	5.00	7-1-2029	1,000,000	1,159,710
				18,766,788

				40,045,950

Minnesota : 0.06%
Education Revenue : 0.06%
Independence MN Charter School Lease Series A	4.25	7-1-2026	495,000	513,196

Mississippi : 0.82%
Miscellaneous Revenue : 0.56%
Mississippi City of Jackson Convention Center Series A (Municipal Government Guaranty Insured)	5.00	3-1-2026	3,050,000	3,573,472
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	1,000,000	1,084,780
				4,658,252

Resource Recovery Revenue : 0.26%
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144A	5.00	2-1-2036	2,000,000	2,125,040

				6,783,292

Missouri : 0.89%
Health Revenue : 0.13%
Missouri HEFA	5.00	2-1-2021	800,000	832,816
Missouri HEFA	5.00	2-1-2022	220,000	235,424
				1,068,240

Miscellaneous Revenue : 0.73%
Kansas City MO IDA Series B (AGM Insured)	5.00	3-1-2049	5,000,000	6,001,950

Tax Revenue : 0.03%
Raymore MO Tax Increment Refunding & Improvement Raymore Galleria Project Series A	4.00	5-1-2020	265,000	266,524

				7,336,714

10

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nevada : 0.71%
GO Revenue : 0.71%
Clark County NV School District Series A (AGM Insured)	4.00%	6-15-2035	$2,000,000	$2,236,100
Clark County NV Series A	5.00	5-1-2048	3,000,000	3,629,070
				5,865,170

New Hampshire : 0.56%
Water & Sewer Revenue : 0.56%
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2026	1,000,000	1,143,890
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2027	845,000	985,194
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	1,690,000	1,926,837
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	480,000	558,643
				4,614,564

New Jersey : 4.97%
Education Revenue : 1.02%
New Jersey EDA Educational Facilities Series AB	5.00	6-1-2022	1,875,000	2,033,925
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.00	7-1-2027	500,000	540,260
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.25	7-1-2037	1,500,000	1,587,885
New Jersey EDA Student Loan Series 1	5.50	12-1-2021	2,900,000	3,137,713
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	1,000,000	1,131,050
				8,430,833

GO Revenue : 0.31%
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	2,355,000	2,599,143

Housing Revenue : 1.33%
New Jersey Housing and Mortgage Finance Agency Series B	3.30	10-1-2025	4,210,000	4,453,170
New Jersey Housing and Mortgage Finance Agency Series B	3.40	4-1-2026	4,240,000	4,513,395
New Jersey Housing and Mortgage Finance Agency Series B	3.45	10-1-2026	1,860,000	1,990,609
				10,957,174

Miscellaneous Revenue : 1.61%
Essex County NJ Improvement Authority Lease Newark Project Series A	6.25	11-1-2030	1,490,000	1,567,376
New Jersey EDA Police Barracks Project	5.00	6-15-2020	285,000	291,618
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2027	3,150,000	3,445,533
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2028	5,000,000	5,462,250
New Jersey EDA Unrefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	205,000	244,563
New Jersey TTFA Series A	5.00	6-15-2020	1,600,000	1,637,152
New Jersey TTFA Series A	5.25	12-15-2022	600,000	666,438
				13,314,930

Transportation Revenue : 0.70%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,500,000	1,760,500
New Jersey TTFA Series A	5.00	6-15-2029	2,000,000	2,358,180

11

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

	Interest rate	Maturity date	Principal	Value
Transportation Revenue (continued)
New Jersey TTFA Series AA	5.00%	6-15-2045	$1,500,000	$1,661,265
				5,779,945

				41,082,025

New Mexico : 0.75%
Utilities Revenue : 0.75%
Farmington NM PCR Southern California Edison Company Four Corners Project Series 2011	1.88	4-1-2029	2,000,000	2,001,040
Farmington NM PCR Southern California Edison Company Four Corners Project Series A	1.88	4-1-2029	4,200,000	4,202,184
				6,203,224

New York : 5.56%
Education Revenue : 0.95%
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	3,500,000	3,858,050
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65	2-1-2044	495,000	515,983
Monroe County NY IDAG Refunding Bond Monroe Community College Association (AGM Insured)	5.00	1-15-2038	500,000	559,240
New York Dormitory Authority Series C (Bank of America NA LOC) ø	1.59	7-1-2031	2,900,000	2,900,000
				7,833,273

GO Revenue : 0.15%
Nassau County NY Series F	5.00	10-1-2020	150,000	150,000
New York NY Series F-1	5.00	3-1-2032	1,000,000	1,118,380
				1,268,380

Health Revenue : 0.07%
Dutchess County NY Local Development Corporation Series B	4.00	7-1-2049	515,000	571,434

Industrial Development Revenue : 0.29%
New York Liberty Development Corporation Refunding Bond %%	2.80	9-15-2069	1,000,000	1,016,930
New York Transportation Development Corporation Special Facilities Laguardia Airport Project Series 2018	5.00	1-1-2030	1,135,000	1,376,301
				2,393,231

Miscellaneous Revenue : 1.35%
New York Tender Option Bond Trust Receipts/Floater Certificates Series 2019-BAML3002 (Bank of America NA LIQ) 144Aø	1.66	1-15-2056	11,206,473	11,206,473

Tax Revenue : 1.11%
New York Dormitory Authority Series B Group C	5.00	2-15-2044	8,000,000	9,194,800

Tobacco Revenue : 0.07%
Suffolk NY Tobacco Asset Securitization Corporation	5.00	6-1-2024	500,000	533,605

Transportation Revenue : 1.16%
New York Metropolitan Transportation Authority Series C	5.25	11-15-2031	8,000,000	9,617,520

Water & Sewer Revenue : 0.41%
New York Municipal Water Finance Authority Series 2011 (Landesbank Hessen-Thüringen SPA) ø	1.75	6-15-2044	3,000,000	3,000,000

12

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
Western Nassau County NY Water Authority Series B	5.00%	4-1-2025	$340,000	$404,967
				3,404,967

				46,023,683

Ohio : 2.78%
Health Revenue : 1.35%
Cleveland Cuyahoga County OH Port Authority Economic Development Center for Dialysis Care Project Series A	5.00	12-1-2037	2,700,000	3,021,759
Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	5,000,000	5,996,100
Montgomery County OH Hospital Revenue Series A	4.00	11-15-2042	2,000,000	2,185,640
				11,203,499

Industrial Development Revenue : 0.25%
Ohio State Air Quality Development Authority Series A	2.88	2-1-2026	2,000,000	2,023,500

Miscellaneous Revenue : 0.57%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	2,000,000	2,289,300
Ohio Private Activity Bond Series A (AGM Insured)	5.00	12-31-2029	2,070,000	2,401,676
				4,690,976

Resource Recovery Revenue : 0.42%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series E	5.63	10-1-2019	3,500,000	3,500,000

Utilities Revenue : 0.19%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series A	3.25	9-1-2029	1,500,000	1,550,175

				22,968,150

Oklahoma : 1.58%
Airport Revenue : 0.85%
Oklahoma City OK Airport Trust AMT Junior Lien Thirty Third Series	5.00	7-1-2037	3,805,000	4,597,087
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	2,000,000	2,402,520
				6,999,607

Miscellaneous Revenue : 0.73%
Custer County OK EDA Series E	4.00	12-1-2031	3,250,000	3,747,218
Garfield County OK Educational Facilities Authority Enid Public Schools Project	5.00	9-1-2027	1,895,000	2,297,327
				6,044,545

				13,044,152

Oregon : 0.02%
Education Revenue : 0.02%
Oregon Facilities Authority Southern Oregon University Project (AGM Insured)	4.00	7-1-2023	185,000	196,422

Pennsylvania : 7.20%
Airport Revenue : 0.36%
Philadelphia PA Airport Series B	5.00	7-1-2042	2,500,000	2,946,350

13

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

	Interest rate	Maturity date	Principal	Value
Education Revenue : 0.77%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25%	7-15-2023	$335,000	$349,469
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2021	660,000	693,541
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2023	760,000	837,558
Philadelphia PA Authority for Industrial Development Southwest Leadership Academy Series A	6.47	11-1-2037	2,500,000	2,569,375
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,164,150
Philadelphia PA IDA Discovery Charter School Project	5.00	4-1-2022	285,000	288,337
Philadelphia PA IDA Mariana Bracetti Academy Project	6.25	12-15-2021	120,000	127,666
Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	275,000	312,474
				6,342,570

GO Revenue : 1.77%
Allegheny County PA Series C-72	5.25	12-1-2032	1,000,000	1,150,170
Armstrong PA School District Series A (Build America Mutual Assurance Company Insured) %%	4.00	3-15-2037	1,000,000	1,139,340
Armstrong PA School District Series A (Build America Mutual Assurance Company Insured) %%	4.00	3-15-2041	1,250,000	1,408,975
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,000,000	1,135,820
Philadelphia PA School District Series C	5.00	9-1-2020	250,000	257,910
Philadelphia PA School District Series E	5.25	9-1-2022	1,350,000	1,396,886
Philadelphia PA School District Series F	5.00	9-1-2036	3,000,000	3,512,850
Philadelphia PA School District Series F	5.00	9-1-2037	1,000,000	1,167,390
Philadelphia PA School District Unrefunded Bond Series F	5.00	9-1-2030	1,000,000	1,188,360
Philadelphia PA Series A	5.00	8-1-2025	1,905,000	2,272,036
				14,629,737

Health Revenue : 0.73%
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (SIFMA Municipal Swap +1.50%) ±	3.08	11-1-2039	2,000,000	2,017,520
Bucks County PA IDA Hospital Revenue	4.00	8-15-2035	450,000	500,598
Bucks County PA IDA Hospital Revenue	4.00	8-15-2036	900,000	998,550
Bucks County PA IDA Hospital Revenue	4.00	8-15-2037	2,285,000	2,519,921
				6,036,589

Industrial Development Revenue : 0.70%
Pennsylvania EDFA Bridges FinCo LP	5.00	12-31-2034	5,000,000	5,761,150

Miscellaneous Revenue : 2.03%
Commonwealth Financing Authority Pennsylvania Series B-1 (AGM Insured)	5.00	6-1-2025	500,000	589,890
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	1,400,000	1,801,674
Philadelphia PA Authority for Industrial Development	5.00	12-1-2037	1,500,000	1,767,945
Philadelphia PA IDA Cultural & Commercial Corridors Program Series A	5.00	12-1-2025	1,995,000	2,385,362
Philadelphia PA Municipal Authority Revenue Refunding Bond City Agreement Juvenile Justice Services	5.00	4-1-2033	2,355,000	2,829,368
Philadelphia PA Public School Building Authority Harrisburg School District Project Series A (AGM Insured)	5.00	12-1-2023	1,710,000	1,942,919
Philadelphia PA Public School Building Authority Prerefunded Series A	5.00	6-1-2036	190,000	236,320
Philadelphia PA Public School Building Authority Unrefunded Series A	5.00	6-1-2036	4,525,000	5,291,218
				16,844,696

Transportation Revenue : 0.52%
Lancaster PA Parking Authority Series A (BAM Insured) %%	4.00	9-1-2041	1,500,000	1,646,385
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,195,130
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	1,150,000	1,502,751
				4,344,266

14

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 0.32%
Philadelphia PA Water & Sewer Series B	5.00%	7-1-2032	$1,145,000	$1,344,253
Reading PA Water Authority Series 2011	5.25	12-1-2036	1,250,000	1,350,475
				2,694,728

				59,600,086

South Carolina : 1.58%
Education Revenue : 0.15%
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,090,000	1,218,249

Health Revenue : 0.18%
Lexington County SC Health Services District LexMed Obligated Group	5.00	11-1-2021	250,000	268,240
Lexington County SC Health Services District LexMed Obligated Group	5.00	11-1-2022	1,120,000	1,240,008
				1,508,248

Resource Recovery Revenue : 0.19%
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.00	2-1-2035	1,500,000	1,604,940

Utilities Revenue : 0.40%
Patriots Energy Group Financing Agency South Carolina Series A	4.00	10-1-2048	3,000,000	3,266,670

Water & Sewer Revenue : 0.66%
Columbia SC Waterworks & Sewer System	5.00	2-1-2043	5,000,000	5,486,850

				13,084,957

Tennessee : 1.83%
Health Revenue : 0.37%
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Series 2001B-1	1.55	11-15-2030	3,100,000	3,104,991

Utilities Revenue : 1.46%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	8,000,000	8,851,586
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	3,000,000	3,207,930
				12,059,516

				15,164,507

Texas : 6.23%
Airport Revenue : 1.60%
Austin TX Airport System AMT	5.00	11-15-2044	2,500,000	2,823,600
Dallas-Fort Worth TX International Airport AMT Series D	5.00	11-1-2038	3,315,000	3,511,878
Dallas-Fort Worth TX International Airport Series H	5.00	11-1-2042	6,500,000	6,880,575
				13,216,053

Education Revenue : 1.52%
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A	7.13	3-1-2044	1,250,000	1,312,113
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	2,500,000	2,803,550
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13	8-15-2048	2,250,000	2,519,010
Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.50	8-15-2035	2,000,000	2,198,240

15

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.75%	8-15-2038	$1,000,000	$1,108,330
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A	3.10	12-1-2022	1,255,000	1,265,504
Houston TX Higher Education Finance Corporation Series A	4.00	2-15-2022	90,000	92,531
New Hope Cultural Educational Facilities Finance Corporation Series A 144A	5.00	8-15-2026	500,000	521,090
Newark TX Higher Educational Finance Corporation Austin Achieve Public School Incorporated Series A	5.00	6-15-2032	750,000	781,688
				12,602,056

GO Revenue : 1.11%
El Paso County TX Hospital District	5.00	8-15-2029	1,555,000	1,697,625
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	1,000,000	1,234,890
Port Isabel TX 144A	5.10	2-15-2049	505,000	548,152
San Antonio TX Independent School District	5.00	8-15-2048	4,890,000	5,716,410
				9,197,077

Health Revenue : 0.36%
RIB Floater Trust Certificates Series 2019-010 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	1.73	11-15-2046	3,000,000	3,000,000

Miscellaneous Revenue : 1.05%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	5,805,000	6,137,162
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	5.50	9-1-2039	1,865,000	1,885,123
Texas Transportation Commission Highway	5.00	4-1-2028	540,000	658,174
				8,680,459

Tax Revenue : 0.15%
Old Spanish Trail Almeda Corridors Redevelopment Authority (Build America Mutual Assurance Company Insured) %%	4.00	9-1-2035	1,070,000	1,213,498

Transportation Revenue : 0.26%
North Texas Tollway Authority System Series B	5.00	1-1-2026	350,000	365,498
Texas Private Activity Bond Surface Transportation Corporation LBJ Infrastructure Project	7.50	6-30-2033	250,000	262,170
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	1,300,000	1,530,607
				2,158,275

Water & Sewer Revenue : 0.18%
Upper Trinity TX Regional Water District (Build America Mutual Assurance Company Insured)	5.00	8-1-2028	750,000	896,565
Upper Trinity TX Regional Water District (Build America Mutual Assurance Company Insured)	5.00	8-1-2029	500,000	596,120
				1,492,685

				51,560,103

Utah : 1.71%
Airport Revenue : 0.29%
Salt Lake City UT Series A	5.00	7-1-2043	1,000,000	1,221,030
Salt Lake City UT Series A	5.25	7-1-2048	1,000,000	1,216,820
				2,437,850

16

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue : 0.78%
Utah Charter School Finance Authority Christian School Early Light Academy Project 144A	4.50%	7-15-2027	$820,000	$867,322
Utah Charter School Finance Authority Freedom Academy Foundation Project (Charter School Credit Enhancement Program Insured) 144A	5.25	6-15-2037	4,500,000	4,741,290
Utah State Charter School Finance Authority Series A (CSCE Insured)	5.00	4-15-2039	700,000	858,095
				6,466,707

Health Revenue : 0.64%
Utah County UT Hospital Revenue Bond IHC Health Services Incorporated Series 2012	5.00	5-15-2043	5,000,000	5,252,000

				14,156,557

Vermont : 0.26%
Education Revenue : 0.26%
Vermont Student Assistance Corporation Series B (1 Month LIBOR +1.00%) ±	3.09	6-2-2042	2,166,466	2,148,593

Virginia : 0.93%
Transportation Revenue : 0.93%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	1,000,000	1,133,620
Virginia Commonweallth Transportation Series A	5.00	5-15-2028	2,000,000	2,545,260
Virginia Small Business Financing Authority AMT 95 Express Lanes LLC Project	5.00	7-1-2049	2,000,000	2,126,140
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00	7-1-2034	1,800,000	1,927,494
				7,732,514

Washington : 3.37%
Airport Revenue : 0.47%
Port of Seattle WA Revenue AMT Intermediate Lien	4.00	4-1-2044	3,500,000	3,878,980

GO Revenue : 1.67%
King County WA Public Hospital District #1 Series 2016	5.00	12-1-2036	475,000	561,588
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	5,500,000	6,537,740
Washington State Series D	5.00	2-1-2037	5,620,000	6,676,279
				13,775,607

Health Revenue : 1.16%
Washington HCFR Catholic Health Initiatives Series A	5.00	1-1-2029	1,300,000	1,519,518
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.00%) ±	2.58	1-1-2035	5,040,000	5,047,106
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±	2.98	1-1-2035	3,000,000	3,048,930
				9,615,554

Water & Sewer Revenue : 0.07%
King County WA Sewer Revenue	5.00	7-1-2049	500,000	599,495

				27,869,636

Wisconsin : 4.75%
Airport Revenue : 0.33%
Wisconsin PFA Airport Facilities Series C	5.00	7-1-2042	2,585,000	2,760,082

17

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

		Interest rate	Maturity date	Principal	Value
Education Revenue : 1.44%
Wisconsin PFA Carolina International School Series A 144A		7.20%	8-1-2048	$1,000,000	$1,139,580
Wisconsin PFA Lease Development University of Kansas Campus Development Project		5.00	3-1-2046	4,500,000	5,174,280
Wisconsin PFA Pine Lake Preparatory 144A		4.95	3-1-2030	1,370,000	1,489,697
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A		5.63	7-1-2045	1,790,000	1,875,150
Wisconsin PFA Research Triangle High School Project Series A 144A		4.38	7-1-2025	420,000	431,416
Wisconsin PFA Research Triangle High School Project Series A 144A		5.38	7-1-2035	1,730,000	1,817,400
					11,927,523

Health Revenue : 1.57%
Wisconsin PFA Series A		4.00	10-1-2049	10,000,000	10,858,600
Wisconsin HEFA		5.00	7-1-2038	750,000	873,368
Wisconsin HEFA		5.00	7-1-2044	1,050,000	1,208,970
					12,940,938

Miscellaneous Revenue : 0.33%
Wisconsin PFA Capital Improvements Boynton Beach FL Municipal Improvements Project		5.00	7-1-2041	2,280,000	2,723,118

Tax Revenue : 1.08%
Mount Pleasant WI Series A		5.00	4-1-2043	5,000,000	5,989,050
Mount Pleasant WI Series A		5.00	4-1-2048	2,500,000	2,975,100
					8,964,150

					39,315,811

Total Municipal Obligations (Cost $778,567,421)					820,464,000

		Yield		Shares
Short-Term Investments : 1.00%
Investment Companies : 1.00%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u) ##		1.46		8,261,189	8,266,146

Total Short-Term Investments (Cost $8,266,096)					8,266,146

Total investments in securities (Cost $786,833,517)	100.15%				828,730,146
Other assets and liabilities, net	(0.15)				(1,270,247)

Total net assets	100.00%				$827,459,899

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

††	On the last interest date, partial interest was paid.
%%	The security is purchased on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax

18

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2019 (unaudited)

CAB	Capital appreciation bond
CDA	Community Development Authority
DW&P	Department of Water & Power
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
IDAG	Industrial Development Agency
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	2,817,113	173,257,117	167,813,041	8,261,189	$8,266,146	1.00%

Wells Fargo Managed Account CoreBuilder Shares – Series M (the “Fund”)

Notes to Portfolio of investments – September 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$820,464,000	$0	$820,464,000
Short-term investments
Investment companies	8,266,146	0	0	8,266,146

Total assets	$8,266,146	$820,464,000	$0	$828,730,146

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the nine months ended September 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.50%
Alabama : 1.87%
Industrial Development Revenue : 1.34%
Tuscaloosa County AL IDA Gulf Opportunity Zone Refunding Bond Hunt Refining Company Series A 144A	5.25%	5-1-2044	$1,500,000	$1,727,895

Water & Sewer Revenue : 0.53%
Jefferson County AL Warrants CAB Senior Lien Series B (AGM Insured) ¤	0.00	10-1-2027	920,000	690,396

				2,418,291

Arizona : 3.44%
Education Revenue : 1.39%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	205,000	214,678
Phoenix AZ IDA Great Hearts Academies Project	5.20	7-1-2022	85,000	89,322
Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	500,000	575,910
Pima County AZ IDA Desert Heights Charter School Facility Refunding Bond	6.00	5-1-2024	395,000	418,720
Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	495,000	494,980
				1,793,610

Health Revenue : 2.05%
Maricopa County AZ IDA Senior Living Facility Series 2016 144A	6.00	1-1-2048	1,000,000	1,057,590
Tempe AZ IDA Mirabella at ASU Incorporated Project Series A 144A	6.13	10-1-2052	1,400,000	1,596,770
				2,654,360

				4,447,970

California : 6.77%
Education Revenue : 0.22%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	250,000	279,450

Health Revenue : 0.86%
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A	5.25	12-1-2044	1,000,000	1,111,430

Housing Revenue : 0.86%
California Community Housing Agency Workforce Apartments Series A 144A	5.00	4-1-2049	1,000,000	1,114,320

Industrial Development Revenue : 0.84%
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00	7-1-2039	1,000,000	1,090,020

Miscellaneous Revenue : 1.72%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	500,000	571,390
Compton CA PFA Refunding Bond 144A	4.50	9-1-2032	1,585,000	1,646,514
				2,217,904

Resource Recovery Revenue : 1.61%
California Pollution Control Financing Authority AMT Rialto Bioenergy Facility LLC 144A	7.50	12-1-2040	2,000,000	2,085,740

1

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Tax Revenue : 0.66%
Compton CA Community College RDA Project 2nd Lien Series A	5.00%	8-1-2020	$100,000	$102,699
San Francisco City & County CA RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A¤	0.00	8-1-2026	1,000,000	746,280
				848,979

				8,747,843

Colorado : 10.47%
GO Revenue : 8.39%
Arapahoe County CO Copperleaf Metropolitan District #2	5.75	12-1-2045	500,000	524,385
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	1,059,820
Brighton CO Crossing Metropolitan District #4 Series A	5.00	12-1-2047	1,220,000	1,292,285
Colorado Aviation Station North Metropolitan District #2 Refunding & Improvement Bonds Limited Tax Series A	5.00	12-1-2048	500,000	531,175
Colorado Big Dry Creek Metropolitan District Refunding & Improvement Bonds Limited Tax Series A	5.75	12-1-2047	1,000,000	1,062,890
Colorado Broadway Station Metropolitan District #2 Senior Series A	5.13	12-1-2048	500,000	529,005
Colorado Copperleaf Metropolitan District #3 Series A	5.13	12-1-2047	1,200,000	1,256,340
Colorado Cottonwood Highlands Metropolitan District #1 Limited Tax Series A	5.00	12-1-2049	900,000	957,636
Colorado Whispering Pines Metropolitan District #1 Series A	5.00	12-1-2047	1,000,000	1,050,570
Denver CO International Business Center Metropolitan District #1 Series B	6.00	12-1-2048	1,145,000	1,201,689
Eaton CO Area Park & Recreation District	5.00	12-1-2023	810,000	868,903
Eaton CO Area Park & Recreation District	5.50	12-1-2030	475,000	510,122
				10,844,820

Tax Revenue : 1.65%
Colorado Centerra Metropolitan District #1 Special Revenue Refunding & Improvement Bonds 144A	5.00	12-1-2029	1,000,000	1,081,160
Pueblo CO Urban Renewal Authority Regional Tourism Act Project	5.00	6-1-2036	1,000,000	1,050,800
				2,131,960

Transportation Revenue : 0.43%
Colorado High Performance Transportation Enterprise U.S. 36 & I-25 Managed Lanes	5.75	1-1-2044	500,000	547,410

				13,524,190

Connecticut : 0.50%
GO Revenue : 0.50%
Hartford CT Series A	4.00	4-1-2032	325,000	346,421
Hartford CT Series A	5.00	4-1-2024	105,000	117,293
Hartford CT Series B	5.00	4-1-2033	50,000	55,000
Hartford CT Unrefunded Bond Series A	5.00	4-1-2029	45,000	48,595
Hartford CT Unrefunded Bond Series A	5.00	4-1-2030	70,000	75,578
				642,887

Delaware : 0.84%
Education Revenue : 0.84%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,000,000	1,085,400

2

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
District of Columbia : 0.35%
Tobacco Revenue : 0.35%
District of Columbia Tobacco Settlement Financing Corporation	6.75%	5-15-2040	$435,000	$450,329

Florida : 3.58%
Education Revenue : 2.67%
Florida Capital Trust Agency Educational Facilities Pineapple Cove Classical Academy Incorporated Project Series A 144A	5.13	7-1-2039	2,000,000	2,109,040
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	250,000	287,133
Miami-Dade County FL IDA Youth Co-Op Charter Schools Project Series A 144A	6.00	9-15-2045	1,000,000	1,054,280
				3,450,453

Health Revenue : 0.19%
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	250,105

Transportation Revenue : 0.72%
Florida Development Finance Corporation Surface Virgin Trains USA Passenger Rail Project Series 2019-A 144A	6.50	1-1-2049	1,000,000	928,750

				4,629,308

Georgia : 1.33%
Housing Revenue : 0.70%
Cobb County GA Development Authority Student Housing Kennesaw State University Foundation Project Refunding Bond Series C	5.00	7-15-2028	800,000	895,560

Transportation Revenue : 0.63%
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B 144A	7.00	6-1-2049	1,000,000	817,660

				1,713,220

Guam : 0.23%
Airport Revenue : 0.23%
Guam International Airport Authority Series C	6.38	10-1-2043	260,000	302,047

Idaho : 0.20%
Education Revenue : 0.20%
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	250,000	263,380

Illinois : 17.13%
Airport Revenue : 0.99%
Chicago IL Midway Airport Second Lien Refunding Bond Series A	5.00	1-1-2031	1,000,000	1,120,010
Chicago IL O’Hare International Airport Revenue Bond Series B	6.00	1-1-2041	150,000	158,807
				1,278,817

Education Revenue : 1.17%
Illinois Finance Authority Charter School Aid Intrinsic Schools Belmont School Project Series A 144A	5.25	12-1-2025	800,000	852,760

3

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A	6.88%	10-1-2031	$610,000	$653,530
				1,506,290

GO Revenue : 6.79%
Chicago IL Board of Education CAB School Reform Series A (National Insured) ¤	0.00	12-1-2025	500,000	424,380
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	700,000	790,342
Chicago IL Series A	5.00	1-1-2033	310,000	324,226
Chicago IL Series A	6.00	1-1-2038	1,500,000	1,789,695
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00	12-1-2025	730,000	635,640
Illinois	5.00	3-1-2033	2,000,000	2,097,580
Illinois Series A (AGM Insured)	5.00	4-1-2024	500,000	550,995
Lake County IL Community Unit School District #187 North Chicago Series A (AGM Insured) ¤	0.00	1-1-2023	590,000	542,116
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2027	685,000	549,391
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2033	1,000,000	633,410
Will County IL Lincoln-Way Community High School District #210 Series A	3.25	1-1-2030	450,000	439,223
				8,776,998

Miscellaneous Revenue : 2.36%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	2,000,000	2,031,460
Illinois	5.50	7-1-2025	250,000	275,795
Illinois Finance Authority Educational Facility Senior Rogers Park Montessori School	6.00	2-1-2034	680,000	747,721
				3,054,976

Tax Revenue : 5.82%
Chicago IL Sales Tax	5.00	1-1-2032	1,500,000	1,776,420
Chicago IL Sales Tax Series A	5.00	1-1-2041	1,000,000	1,080,970
Chicago IL Transit Authority Sales Tax Receipts Bonds (AGM Insured)	5.00	12-1-2044	1,000,000	1,126,600
Hillside IL Tax Increment Refunding Bond	5.00	1-1-2030	1,345,000	1,437,536
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2025	1,140,000	988,779
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series A	5.00	6-15-2057	1,000,000	1,110,620
				7,520,925

				22,138,006

Iowa : 1.40%
Health Revenue : 1.40%
Iowa Finance Authority Senior Housing Northcrest Incorporated Project Series A	5.00	3-1-2028	1,615,000	1,813,031

Kansas : 2.35%
Health Revenue : 0.84%
Kansas State Development Finance Authority Revenue Bond Series A	5.25	11-15-2033	1,000,000	1,084,060

Tax Revenue : 1.51%
Wyandotte County & Kansas City KS Special Obligation Refunding & Improvement Bonds Plaza Redevelopment Project	4.00	12-1-2028	725,000	750,281

4

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00%	9-1-2034	$2,935,000	$1,208,574
				1,958,855

				3,042,915

Kentucky : 0.83%
Health Revenue : 0.83%
Kentucky EDFA Rosedale Green Project Refunding Bond	5.50	11-15-2035	1,000,000	1,072,250

Maryland : 0.85%
Education Revenue : 0.85%
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90	8-1-2041	1,000,000	1,092,490

Massachusetts : 1.07%
Health Revenue : 1.07%
Massachusetts Development Finance Agency Linden Ponds Incorporated Facility 144A	4.00	11-15-2023	1,335,000	1,384,488

Michigan : 7.04%
Education Revenue : 0.61%
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project	5.00	2-1-2022	155,000	157,034
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project 144A	6.50	9-1-2037	185,000	141,851
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	292,500	292,839
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A	6.50	12-15-2036	235,000	199,750
				791,474

GO Revenue : 1.14%
Detroit MI	5.00	4-1-2027	500,000	565,295
Wayne County MI Building Improvement Series A	6.75	11-1-2039	900,000	903,114
				1,468,409

Miscellaneous Revenue : 1.95%
Charyl Stockwell Academy Michigan Public School Refunding Bond	4.88	10-1-2023	270,000	275,846
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bond Series F	4.50	10-1-2029	1,000,000	1,088,290
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.75	5-1-2027	950,000	950,608
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	210,000	210,445
				2,525,189

Tax Revenue : 1.55%
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2020	285,000	277,054
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2021	170,000	158,688
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2024	20,000	16,206
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2025	580,000	446,844

5

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bond Series B	5.00%	7-1-2044	$1,000,000	$1,103,050
				2,001,842

Water & Sewer Revenue : 1.79%
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-4	5.00	7-1-2031	1,015,000	1,171,066
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-6 (National Insured)	5.00	7-1-2036	1,000,000	1,137,400
				2,308,466

				9,095,380

Minnesota : 1.46%
Education Revenue : 0.43%
Deephaven MN Charter School Eagle Ridge Academy Project Series A	4.40	7-1-2025	125,000	131,773
Deephaven MN Charter School Eagle Ridge Academy Project Series A	5.00	7-1-2030	195,000	214,036
Deephaven MN Charter School Eagle Ridge Academy Project Series A	5.25	7-1-2037	190,000	207,474
				553,283

Health Revenue : 0.41%
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	500,000	533,980

Housing Revenue : 0.62%
Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.70	8-1-2026	335,000	361,515
Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.80	8-1-2027	400,000	432,324
				793,839

				1,881,102

Mississippi : 1.23%
Resource Recovery Revenue : 1.23%
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144A	5.00	2-1-2036	1,500,000	1,593,780

Missouri : 1.10%
Tax Revenue : 1.10%
Blue Springs MO Special Obligation Tax Refunding & Improvement Bonds Adams Farm Project Series A	4.00	6-1-2026	490,000	500,863
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	920,000	920,543
				1,421,406

6

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nevada : 1.35%
Industrial Development Revenue : 1.35%
Director of the State of Nevada Department of Business & Industry AMT Fulcrum Sierra Biofuels LLC Project 144A	6.25%	12-15-2037	$1,500,000	$1,747,275

New Jersey : 4.38%
GO Revenue : 0.85%
Newark NJ Qualified General Improvement Series A	5.00	7-15-2027	1,000,000	1,103,080

Industrial Development Revenue : 0.21%
New Jersey EDA Continental Airlines Incorporated Project	5.25	9-15-2029	250,000	274,105

Miscellaneous Revenue : 1.01%
Essex County NJ Improvement Authority Lease Newark Project Series A	6.25	11-1-2030	200,000	210,386
New Jersey EDA School Facilities Construction Project Series NN (National Insured)	5.00	3-1-2030	1,000,000	1,089,150
				1,299,536

Transportation Revenue : 2.31%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	1,000,000	704,200
New Jersey TTFA Series C	5.25	6-15-2032	2,000,000	2,275,380
				2,979,580

				5,656,301

New York : 1.49%
Education Revenue : 0.80%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65	2-1-2044	995,000	1,037,178

Utilities Revenue : 0.30%
Green Island NY Power Authority Power System	6.00	12-15-2020	385,000	387,626

Water & Sewer Revenue : 0.39%
New York Municipal Water Finance Authority Water & Sewer System Series BB-2 (Landesbank Hessen-Thüringen SPA) ø	1.75	6-15-2039	500,000	500,000

				1,924,804

Ohio : 0.88%
Miscellaneous Revenue : 0.88%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2039	1,000,000	1,136,120

Oklahoma : 0.46%
Health Revenue : 0.46%
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.50	8-15-2057	500,000	594,755

Oregon : 0.55%
Health Revenue : 0.55%
Multnomah County OR Hospital Facilities Authority Mirabella South Waterfront Project Refunding Bond Series A	5.00	10-1-2019	120,000	120,000

7

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Polk County OR Hospital Facility Authority Revenue Bond Dallas Retirement Village Project Series 2015-A	5.00%	7-1-2025	$550,000	$593,181
				713,181

Pennsylvania : 6.54%
Education Revenue : 2.32%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	95,000	99,103
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University	5.00	7-1-2029	500,000	555,575
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2026	1,655,000	1,922,692
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	375,000	418,710
				2,996,080

Health Revenue : 0.79%
Quakertown PA General Authority Health LifeQuest Obligated Group Refunding Bond Series C	5.30	7-1-2042	1,000,000	1,013,930

Industrial Development Revenue : 1.03%
Pennsylvania EDFA Carbonlite P LLC Project 144A	5.75	6-1-2036	1,250,000	1,334,888

Miscellaneous Revenue : 2.40%
Chester County PA IDA Woodlands at Graystone Project Series 2018 144A	5.13	3-1-2048	1,050,000	1,119,741
Philadelphia PA State Public School Building Authority School District Project	5.00	4-1-2031	1,000,000	1,075,090
Scranton PA RDA Series A (Municipal Government Guaranty Insured)	5.00	11-15-2021	880,000	906,523
				3,101,354

				8,446,252

Puerto Rico : 0.82%
Tax Revenue : 0.82%
Puerto Rico Sales Tax Financing Corporation Series A-1	5.00	7-1-2058	1,000,000	1,054,220

South Carolina : 2.18%
Education Revenue : 0.51%
South Carolina Jobs EDA York Preparatory Academy Project Series A	5.75	11-1-2023	105,000	108,821
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.25	11-1-2045	500,000	555,335
				664,156

Health Revenue : 0.84%
South Carolina Jobs EDA Residential Facilities Revenue Episcopal Home Still Hopes Refunding Bond Series A	5.00	4-1-2048	1,000,000	1,085,830

Resource Recovery Revenue : 0.83%
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.25	2-1-2045	1,000,000	1,069,200

				2,819,186

8

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tennessee : 1.25%
Tax Revenue : 1.25%
Bristol TN Industrial Development Board Sales Tax CAB Series B 144A¤	0.00%	12-1-2031	$2,000,000	$1,066,620
Nashville TN Metropolitan Development & Housing Agency Tax Increment Fifth & Broadway Development Project 144A	5.13	6-1-2036	500,000	552,770
				1,619,390

Texas : 5.86%
Education Revenue : 1.08%
Arlington TX Higher Education Finance Corporation Universal Academy Series A	7.00	3-1-2034	320,000	336,774
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A	3.88	8-15-2026	1,015,000	1,062,025
				1,398,799

GO Revenue : 0.84%
Port Isabel TX 144A	5.10	2-15-2049	1,000,000	1,085,450

Health Revenue : 1.50%
New Hope TX Cultural Education Facilities Finance Corporation Retirement Facility Presbyterian Village North Project Series 2018	5.00	10-1-2025	1,730,000	1,932,704

Miscellaneous Revenue : 2.08%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #5 144A	6.50	9-1-2034	870,000	871,749
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	5.50	9-1-2039	500,000	505,395
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	1,235,000	1,305,667
				2,682,811

Transportation Revenue : 0.18%
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	200,000	235,478

Utilities Revenue : 0.18%
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation	5.50	8-1-2027	190,000	234,796

				7,570,038

Utah : 0.78%
Education Revenue : 0.78%
Utah Finance Authority Charter School Revenue Spectrum Academy Project 144A	5.00	4-15-2030	1,000,000	1,008,260

Virginia : 1.84%
Health Revenue : 0.86%
Henrico County VA EDA Residential Care Facilities Pinnacle Living Series A	5.00	6-1-2049	1,000,000	1,110,390

9

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.98%
Stafford County & Staunton VA IDA Community Services Boards League/Central Series B	6.50%	8-1-2028	$1,270,000	$1,271,867

				2,382,257

Washington : 0.79%
Health Revenue : 0.79%
Skagit County WA Public Hospital District #1 Skagit Valley Hospital Project	5.25	12-1-2025	250,000	259,095
Washington Housing Finance Commission Bayview Manor Homes Series A 144A	4.00	7-1-2026	730,000	767,354
				1,026,449

West Virginia : 1.28%
Tax Revenue : 1.28%
Monongalia County WV Commission Refunding & Improvement Bonds University Town Center Series A 144A	5.75	6-1-2043	1,500,000	1,656,090

Wisconsin : 4.01%
Education Revenue : 2.74%
Wisconsin PFA Charter School Voyager Funding Incorporated Project Series A	4.13	10-1-2024	175,000	182,226
Wisconsin PFA Coral Academy Science Las Vegas Series A	5.00	7-1-2024	370,000	395,859
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63	7-1-2045	1,000,000	1,047,570
Wisconsin PFA Wilson Preparatory Academy Series A 144A	4.13	6-15-2029	540,000	563,760
Wisconsin PFA Wilson Preparatory Academy Series A 144A	5.00	6-15-2039	1,285,000	1,349,803
				3,539,218

Health Revenue : 1.27%
Wisconsin HEFA Wisconsin Illinois Senior Housing Incorporated Series 2018-A	5.25	8-1-2048	1,500,000	1,641,375

				5,180,593

Total Municipal Obligations (Cost $118,239,434)				127,294,884

	Yield		Shares
Short-Term Investments : 0.15%
Investment Companies : 0.15%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.46		196,521	196,639

Total Short-Term Investments (Cost $196,638)				196,639

10

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

		Value
Total investments in securities (Cost $118,436,072)	98.65%	$127,491,523
Other assets and liabilities, net	1.35	1,745,001

Total net assets	100.00%	$129,236,524

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

11

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	1,932,890	6,254,777	7,991,146	196,521	$196,639	0.15%

Wells Fargo High Yield Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Municipal obligations	$0	$127,294,884	$0	$127,294,884
Short-term investments
Investment companies	196,639	0	0	196,639

Total assets	$196,639	$127,294,884	$0	$127,491,523

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended September 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.58%
Alabama : 0.73%
Education Revenue : 0.04%
Auburn AL Refunding Bond Series A	4.00%	6-1-2033	$1,000,000	$1,130,930

Miscellaneous Revenue : 0.09%
Alabama Federal Aid Highway Finance Authority Series A	5.00	9-1-2035	2,000,000	2,416,400

Utilities Revenue : 0.60%
Southeast Alabama Gas Supply District Project #1 Series A	4.00	4-1-2049	6,180,000	6,688,429
Southeast Alabama Gas Supply District Series B (1 Month LIBOR +0.85%) ±	2.25	6-1-2049	10,000,000	9,936,000
				16,624,429

				20,171,759

Alaska : 0.19%
Industrial Development Revenue : 0.04%
Valdez AK Marine Terminal BP Pipelines Project Series B	5.00	1-1-2021	1,000,000	1,043,190

Miscellaneous Revenue : 0.15%
Matanuska Susitna Borough AL Goode Creek Correctional Project	4.00	9-1-2030	3,870,000	4,283,123

				5,326,313

Arizona : 2.75%
Airport Revenue : 0.19%
Phoenix AZ Civic Improvement Corporation Series A	5.00	7-1-2029	5,000,000	5,137,800

Education Revenue : 0.44%
Arizona Board of Regents University of Arizona System Series A	5.00	6-1-2037	2,645,000	3,347,512
McAllister AZ Arizona State University Hassayampa Academic Village Project	5.00	7-1-2025	750,000	899,423
Pima County AZ Community College District Series 2019	5.00	7-1-2033	450,000	561,879
Pima County AZ Community College District Series 2019	5.00	7-1-2034	500,000	622,535
Pima County AZ Community College District Series 2019	5.00	7-1-2035	600,000	744,912
Pima County AZ Community College District Series 2019	5.00	7-1-2036	500,000	619,155
Pima County AZ IDA New Plan Learning Project Series A	7.00	7-1-2021	360,000	359,888
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	4,920,000	4,919,902
				12,075,206

GO Revenue : 0.37%
Estrella Mountain Ranch AZ Community Facilities District Refunding Bond (AGM Insured)	5.00	7-15-2025	585,000	685,936
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	4.50	7-1-2024	1,575,000	1,762,409
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	4.50	7-1-2025	1,270,000	1,421,117
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	5.00	7-1-2027	420,000	477,641
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	5.50	7-1-2029	960,000	1,109,270
Phoenix AZ	5.00	7-1-2026	3,810,000	4,709,351
				10,165,724

Health Revenue : 0.90%
Arizona Health Facilities Authority Banner Health Series B (Bank of Tokyo-Mitsubishi LOC) ø	1.72	1-1-2046	7,500,000	7,500,000
Maricopa County AZ IDA Bond	5.00	1-1-2048	1,000,000	1,165,530

1

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Phoenix Arizona Industrial Development Authority Various Mayo Clinic Series A (Bank of America NA SPA) ø	1.79%	11-15-2052	$16,000,000	$16,000,000
				24,665,530

Miscellaneous Revenue : 0.44%
Arizona Refunding Bond Certificate of Participation	5.00	9-1-2027	3,040,000	3,653,563
Phoenix AZ Civic Improvement Corporation Series D	5.00	7-1-2036	7,000,000	8,531,180
				12,184,743

Tax Revenue : 0.32%
Arizona Sports & Tourism Authority Series A	4.00	7-1-2020	1,365,000	1,388,696
Arizona Sports & Tourism Authority Series A	5.00	7-1-2021	795,000	838,399
Arizona Sports & Tourism Authority Series A	5.00	7-1-2022	1,000,000	1,084,250
San Luis AZ Pledged Excise Tax Series A (Build America Mutual Assurance Company Insured)	5.00	7-1-2027	450,000	520,092
San Luis AZ Pledged Excise Tax Series A (Build America Mutual Assurance Company Insured)	5.00	7-1-2028	700,000	808,192
San Luis AZ Pledged Excise Tax Series A (Build America Mutual Assurance Company Insured)	5.00	7-1-2034	3,680,000	4,224,272
				8,863,901

Utilities Revenue : 0.09%
Salt River Project AZ Electric System Revenue Bond 2017 Series A	5.00	1-1-2034	2,000,000	2,511,300

				75,604,204

Arkansas : 0.11%
Housing Revenue : 0.11%
Arkansas Development Finance Authority MFHR Hickory View Apartments	1.37	9-1-2023	3,000,000	2,975,940

California : 7.30%
Airport Revenue : 0.17%
Sacramento CA Airport System Senior Bond	5.00	7-1-2025	2,000,000	2,056,320
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2032	600,000	759,240
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2033	500,000	629,820
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2034	1,000,000	1,256,050
				4,701,430

Education Revenue : 0.49%
California Statewide CDA Series A	6.90	8-1-2031	1,770,000	1,930,433
University of California General Project Unrefunded Bond Series Q	5.25	5-15-2024	65,000	65,218
University of California Limited Project Prerefunded Bond Series G	5.00	5-15-2037	5,180,000	5,693,079
University of California Limited Project Unrefunded Bond Series G	5.00	5-15-2037	5,210,000	5,695,468
				13,384,198

GO Revenue : 3.09%
California	5.25	3-1-2024	5,000,000	5,084,150
California	5.25	3-1-2030	1,440,000	1,463,746
California	6.00	3-1-2033	2,510,000	2,557,539
California Refunding Bond	5.00	4-1-2032	9,000,000	12,309,750
California Various Purposes	5.00	8-1-2030	1,500,000	1,838,820
California Various Purposes	5.00	8-1-2032	6,700,000	8,162,275
Cerritos CA Community College District CAB Series D ¤	0.00	8-1-2025	1,800,000	1,629,630
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	1,565,000	1,243,173
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2031	2,400,000	1,770,936
Emery CA Unified School District Election of 2010 Series A (AGM Insured)	6.25	8-1-2031	4,500,000	4,921,335

2

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Monterey County CA Alisal Union School District Series A (Build America Mutual Assurance Company Insured)	5.25%	8-1-2042	$1,500,000	$1,848,435
New Haven CA Unified School District CAB Project (AGC Insured) ¤	0.00	8-1-2033	5,590,000	3,995,229
Northern Humboldt CA High School District Election of 2010 Series A	6.50	8-1-2034	1,145,000	1,257,164
Oakland CA Unified School District Alameda County Election of 2012	6.25	8-1-2028	2,000,000	2,187,260
Oakland CA Unified School District Alameda County Election of 2012	6.25	8-1-2030	2,000,000	2,187,260
Oxnard CA School District Series A (National Insured)	5.75	8-1-2030	1,825,000	2,082,398
Patterson CA Unified School District CAB Election of 2008 Project Series B (AGM Insured) ¤	0.00	8-1-2033	3,000,000	2,126,610
Peralta CA Community College District Alameda County	5.00	8-1-2023	3,045,000	3,359,731
Peralta CA Community College District Alameda County	5.00	8-1-2024	3,000,000	3,309,210
Rio Hondo CA Community College District ¤	0.00	8-1-2030	2,315,000	1,850,773
San Diego CA Community College District Election of 2012	5.00	8-1-2032	3,095,000	3,559,064
San Diego CA Unified School District Election of 1998 Series E-2 (AGM Insured)	5.50	7-1-2027	5,000,000	6,585,600
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) ¤	0.00	8-1-2031	2,590,000	1,972,389
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) ¤	0.00	8-1-2032	2,800,000	2,063,656
Tustin CA Unified School District #88-1 Election of 2008 Series B	6.00	8-1-2036	1,500,000	1,633,665
West Contra Costa CA Unified School District Election of 2005 Series C-1 (AGC Insured) ¤	0.00	8-1-2026	4,620,000	4,081,678
				85,081,476

Health Revenue : 1.15%
California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2032	975,000	1,209,068
California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2033	1,150,000	1,416,547
California Statewide CDA Series C	5.25	8-15-2031	3,000,000	3,215,760
California Tender Option Bond Trust Receipts/Floater Certificates Series 2017-013 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	1.70	8-15-2051	8,710,000	8,710,000
University of California Medical Center Prerefunded Bond Series J	5.25	5-15-2030	13,135,000	15,038,656
University of California Medical Center Unrefunded Bond Series J	5.25	5-15-2030	1,865,000	2,123,303
				31,713,334

Miscellaneous Revenue : 0.73%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	2,500,000	2,873,400
California Public Works Board Various Judicial Council Project Series D	5.25	12-1-2026	1,000,000	1,084,480
California Public Works University of California Board of Regents Series G	5.00	12-1-2030	12,110,000	13,127,846
Foothill De Anza CA Community College District Certificate of Participation	5.00	4-1-2033	500,000	586,215
Gold Coast Transit District California Transit Finance Corporation Certificate of Participation	5.00	7-1-2027	520,000	647,436
San Diego CA PFFA Capital Improvement Projects Series B	5.00	10-15-2027	500,000	609,805
San Diego CA PFFA Capital Improvement Projects Series B	5.00	10-15-2028	1,000,000	1,217,660
				20,146,842

Tax Revenue : 0.16%
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9002 (Mizuho Bank Limited LOC) 144Aø	1.75	3-1-2021	3,000,000	3,000,000
San Jose CA RDA Series A-1	5.50	8-1-2030	1,355,000	1,404,132
				4,404,132

Transportation Revenue : 0.37%
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	2.83	4-1-2036	9,810,000	10,255,865

Utilities Revenue : 0.77%
California Municipal Finance Authority	5.00	10-1-2025	1,500,000	1,834,260
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	2,000,000	3,068,020
M-S-R California Energy Authority Gas Series C	7.00	11-1-2034	3,000,000	4,602,030

3

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Utilities Revenue (continued)
Northern California Power Agency Series A	5.25%	8-1-2023	$5,150,000	$5,218,856
Sacramento CA MUD Series B	5.00	8-15-2030	1,075,000	1,225,866
Southern California Public Power Authority Milford Wind Corridor Project #1	5.00	7-1-2024	5,000,000	5,047,550
				20,996,582

Water & Sewer Revenue : 0.37%
California Department of Water Resources Central Valley Project Series AT (SIFMA Municipal Swap +0.37%) ±	1.95	12-1-2035	10,000,000	10,037,300

				200,721,159

Colorado : 0.79%
Education Revenue : 0.05%
Colorado ECFA University of Denver Project (National Insured)	5.25	3-1-2025	1,110,000	1,295,592

GO Revenue : 0.27%
Adams County CO 12 Five Star Schools Series B	5.00	12-15-2028	3,800,000	4,727,238
Mesa County CO Valley School District # 51 Grand Junction	5.50	12-1-2035	2,175,000	2,797,833
				7,525,071

Health Revenue : 0.11%
Colorado Health Facilities Authority Series B-2	5.00	8-1-2049	2,500,000	2,966,450

Industrial Development Revenue : 0.12%
Denver CO Convention Center Hotel Authority Refunding Bond	5.00	12-1-2023	3,000,000	3,334,350

Miscellaneous Revenue : 0.24%
Adams County CO Refunding & Improvement Certificate of Participation	5.00	12-1-2021	830,000	894,599
Regents of the University of Colorado Certificate of Participation Series A	5.00	11-1-2028	5,000,000	5,668,100
				6,562,699

				21,684,162

Connecticut : 1.97%
Education Revenue : 0.73%
Connecticut HEFAR Yale University Issue Series A	2.05	7-1-2035	10,000,000	10,124,200
Connecticut HEFAR Yale University Issue Series A-2	2.00	7-1-2042	3,425,000	3,553,540
University of Connecticut Series A	5.00	3-15-2027	1,000,000	1,203,770
University of Connecticut Series A	5.00	3-15-2032	4,355,000	5,169,516
				20,051,026

GO Revenue : 0.89%
Connecticut Series A	5.00	3-1-2029	2,500,000	2,852,325
Connecticut Series B	5.00	6-15-2027	3,000,000	3,532,470
Connecticut Series F	5.00	11-15-2032	300,000	351,525
Hamden CT	4.00	8-15-2020	1,235,000	1,263,393
Hamden CT	4.00	8-15-2021	1,235,000	1,295,663
Hamden CT (AGM Insured)	5.00	8-15-2022	1,000,000	1,097,030
Hamden CT Prerefunded Bond (AGM Insured)	5.00	8-15-2021	125,000	133,441
Hamden CT Refunding Bond Series A (Build America Mutual Assurance Company Insured)	5.00	8-15-2029	500,000	613,695
Hamden CT Refunding Bond Series A (Build America Mutual Assurance Company Insured)	5.00	8-15-2030	1,200,000	1,466,160
Hamden CT Series A (Build America Mutual Assurance Company Insured)	5.00	8-15-2026	2,000,000	2,419,980
Hamden CT Series A (Build America Mutual Assurance Company Insured)	5.00	8-15-2027	1,200,000	1,470,048

4

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Hamden CT Unrefunded Bond (AGM Insured)	5.00%	8-15-2021	$875,000	$930,729
Hartford CT Series A (AGM Insured)	5.00	4-1-2022	3,010,000	3,274,308
Hartford CT Series A (AGM Insured)	5.00	7-1-2026	1,000,000	1,185,940
Hartford CT Series C (AGM Insured)	5.00	7-15-2022	2,320,000	2,546,710
				24,433,417

Miscellaneous Revenue : 0.31%
Connecticut Series A (SIFMA Municipal Swap +0.85%) ±	2.43	3-1-2022	3,000,000	3,024,840
Connecticut Series A (SIFMA Municipal Swap +1.25%) ±	2.83	4-15-2020	3,300,000	3,318,678
Connecticut Series G	4.00	10-15-2026	1,985,000	2,117,261
				8,460,779

Tax Revenue : 0.04%
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A	5.00	8-1-2030	1,000,000	1,181,370

				54,126,592

Delaware : 0.08%
Education Revenue : 0.08%
Delaware EDA Odyssey Charter School Project Series B 144A	6.75	9-1-2035	2,000,000	2,176,940

District of Columbia : 1.25%
Education Revenue : 0.10%
District of Columbia Howard University Series A	5.75	10-1-2026	2,510,000	2,621,595

GO Revenue : 0.52%
District of Columbia Series 2014C	5.00	6-1-2034	3,000,000	3,446,430
District of Columbia Series 2014C	5.00	6-1-2035	1,620,000	1,857,946
District of Columbia Series 2016A	5.00	6-1-2033	5,000,000	6,042,750
District of Columbia Series 2017A	5.00	6-1-2033	2,400,000	2,963,184
				14,310,310

Miscellaneous Revenue : 0.40%
District of Columbia Federal Highway Grant Anticipation Bond	5.00	12-1-2023	1,000,000	1,108,630
District of Columbia Federal Highway Grant Anticipation Bond	5.00	12-1-2025	3,520,000	3,883,968
District of Columbia Federal Highway Grant Anticipation Bond	5.25	12-1-2025	2,630,000	2,744,379
District of Columbia Medical Association of Colleges Series B	5.00	10-1-2024	3,095,000	3,306,884
				11,043,861

Transportation Revenue : 0.13%
Washington Metropolitan Area Transit Authority Series B	5.00	7-1-2032	3,000,000	3,713,550

Water & Sewer Revenue : 0.10%
District of Columbia Water & Sewer Authority Public Utility Senior Lien Series A	5.00	10-1-2037	2,260,000	2,802,219

				34,491,535

Florida : 3.95%
Airport Revenue : 0.09%
Jacksonville FL Port Authority Series B	5.00	11-1-2035	2,045,000	2,536,495

Education Revenue : 0.06%
Florida Development Finance Corporation Renaissance Charter School Series A	5.00	9-15-2020	450,000	454,374

5

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Florida HEFAR	4.00%	4-1-2021	$1,000,000	$1,037,480
				1,491,854

GO Revenue : 0.05%
Plantation FL Ad Valorem Bond	5.00	7-1-2031	1,155,000	1,438,980

Health Revenue : 0.38%
ACTS Retirement Life Communities Incorporated Obligated Group Escambia County Health Facilities Authority Refunding Bonds Series 2003B (AGC Insured, TD Bank NA SPA) ø	1.80	11-15-2029	2,400,000	2,400,000
Florida Health System Lee Memorial Hospital Series A	5.00	4-1-2036	4,500,000	5,528,790
Miami-Dade County FL Health Facilities Authority Nicklaus Children’s Hospital Project	5.00	8-1-2031	500,000	608,375
Miami-Dade County FL Health Facilities Authority Nicklaus Children’s Hospital Project	5.00	8-1-2033	1,645,000	1,991,273
				10,528,438

Miscellaneous Revenue : 2.00%
Boynton FL PFA Capital Improvement Series 2018	4.00	7-1-2030	2,090,000	2,359,088
Boynton FL PFA Capital Improvement Series 2018	5.00	7-1-2035	3,590,000	4,370,143
Broward County FL School Board Certificate of Participation Series A	5.00	7-1-2024	5,000,000	5,826,250
Cityplace Florida Community Development District Special Assessment	5.00	5-1-2021	2,945,000	3,100,290
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2028	2,500,000	2,942,100
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2029	5,000,000	5,908,300
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,000,000	3,436,050
Miami-Dade County FL School Board Certificate of Participation Series D	5.00	11-1-2027	6,600,000	7,664,448
Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2034	1,500,000	1,823,415
Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2035	1,000,000	1,212,490
Orange County FL School Board Certificate of Participation Series C	5.00	8-1-2029	2,000,000	2,389,900
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2032	2,000,000	2,455,280
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2033	4,500,000	5,513,265
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2034	600,000	731,496
Palm Beach County FL Refunding Bond	5.00	5-1-2029	2,000,000	2,442,280
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A	5.00	7-1-2022	1,730,000	1,896,755
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A	5.00	7-1-2023	815,000	918,554
				54,990,104

Tax Revenue : 0.67%
Miami-Dade County FL Public Services (AGM Insured)	4.00	10-1-2019	3,440,000	3,440,000
Miami-Dade County FL Public Services (AGM Insured)	4.00	10-1-2020	3,600,000	3,695,256
Miami-Dade County FL Public Services (AGM Insured)	4.00	4-1-2021	2,485,000	2,584,176
Miami-Dade County FL Special Obligation Series A	5.00	10-1-2023	700,000	773,269
Polk County FL School District	5.00	10-1-2033	2,900,000	3,746,162
Tampa FL Sports Authority Stadium Project	5.00	1-1-2025	3,550,000	4,205,011
				18,443,874

Transportation Revenue : 0.43%
Florida Department of Transportation Turnpike System Series A	5.00	7-1-2023	3,910,000	4,440,470
Florida Department of Transportation Turnpike System Series A	5.00	7-1-2025	4,950,000	5,960,493
Florida Mid-Bay Bridge Authority Series A	5.00	10-1-2025	1,250,000	1,467,525
				11,868,488

Utilities Revenue : 0.18%
Escambia County FL Pollution Control Gulf Power Company Project ø	1.80	7-1-2022	5,000,000	5,000,000

6

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 0.09%
Daytona Beach FL Utility System (AGM Insured)	5.00%	11-1-2022	$2,205,000	$2,440,560

				108,738,793

Georgia : 2.87%
Education Revenue : 0.13%
Private Colleges & Universities Authority of Georgia Series A	5.00	10-1-2021	3,330,000	3,542,354

Health Revenue : 0.49%
Brookhaven GA Development Authority Children’s Healthcare Series A	5.00	7-1-2034	1,000,000	1,270,550
Brookhaven GA Development Authority Children’s Healthcare Series A	5.00	7-1-2035	1,300,000	1,643,928
Georgia Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF1016 (Barclays Bank plc LIQ) 144Aø	1.63	8-15-2049	10,520,000	10,520,000
				13,434,478

Industrial Development Revenue : 0.07%
Monroe County GA PCR Georgia Power Company Plant Scherer Project	2.35	10-1-2048	2,000,000	2,017,140

Utilities Revenue : 2.18%
Bartow County GA Development Authority Pollution Control Georgia Power Company Plant Bowen Project	1.55	8-1-2043	3,000,000	2,976,480
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.25	10-1-2032	4,800,000	4,864,224
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series E	3.25	11-1-2045	6,000,000	6,239,520
Floyd County GA PCR Georgia Power Company Plant Hammond Project	2.35	7-1-2022	1,000,000	1,008,570
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2031	600,000	730,218
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2034	930,000	1,117,395
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2035	600,000	718,740
Georgia Public Gas Partners Incorporated Series A	5.00	10-1-2019	5,000,000	5,000,000
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.00	5-15-2029	2,600,000	3,224,234
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.50	9-15-2022	1,000,000	1,106,220
Main Street Natural Gas Incorporated Georgia Gas Project Series B	4.00	8-1-2049	10,000,000	11,258,300
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	8-1-2048	2,500,000	2,713,700
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	5,500,000	5,948,800
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	2.15	4-1-2048	10,000,000	10,059,600
Monroe County GA Development Authority Pollution Control Gulf Power Company Plant Scherer Project ø	1.80	6-1-2049	3,000,000	3,000,000
				59,966,001

				78,959,973

Guam : 0.26%
Airport Revenue : 0.10%
Guam International Airport Authority	5.00	10-1-2022	1,000,000	1,076,240
Guam International Airport Authority	5.00	10-1-2023	1,480,000	1,574,735
				2,650,975

Tax Revenue : 0.05%
Guam Government Business Privilege Tax Bond Series A	5.00	1-1-2020	1,365,000	1,375,292

Water & Sewer Revenue : 0.11%
Guam Government Waterworks Authority	5.25	7-1-2020	350,000	358,568

7

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
Guam Government Waterworks Authority	5.25%	7-1-2033	$2,500,000	$2,749,925
				3,108,493

				7,134,760

Hawaii : 0.36%
GO Revenue : 0.36%
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.30%) ±	1.88	9-1-2022	2,500,000	2,500,200
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.90	9-1-2025	2,500,000	2,500,200
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.90	9-1-2028	5,000,000	5,000,400
				10,000,800

Illinois : 14.56%
Airport Revenue : 1.28%
Chicago IL O’Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2030	2,610,000	2,903,103
Chicago IL O’Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2031	3,335,000	3,703,918
Chicago IL O’Hare International Airport Senior Lien	5.25	1-1-2032	8,755,000	9,725,667
Chicago IL O’Hare International Airport Senior Lien Series B	5.00	1-1-2030	8,000,000	9,332,800
Chicago IL O’Hare International Airport Senior Lien Series B	5.00	1-1-2036	1,500,000	1,867,095
Chicago IL O’Hare International Airport Third Lien Series C (AGC Insured)	5.25	1-1-2025	4,075,000	4,115,709
Chicago IL O’Hare International Airport Third Lien Series F	4.25	1-1-2021	735,000	740,226
Peoria IL Metropolitan Airport Authority Series D	5.00	12-1-2027	2,250,000	2,723,850
				35,112,368

Education Revenue : 0.69%
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2026	450,000	542,777
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2031	400,000	502,656
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2039	700,000	857,619
Illinois Finance Authority Bradley University Project Series C	5.00	8-1-2032	1,250,000	1,490,313
Illinois Finance Authority Student Housing Illinois State University Project	5.50	4-1-2021	1,930,000	1,994,520
Illinois Finance Authority Wesleyan University	5.00	9-1-2026	680,000	808,989
Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2022	1,325,000	1,445,588
Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2024	1,000,000	1,140,620
University of Illinois Auxiliary Facilities Systems CAB ¤	0.00	4-1-2020	8,270,000	8,192,593
University of Illinois Board of Trustees Auxiliary Facilities System Refunding Bond	4.00	4-1-2030	2,000,000	2,129,160
				19,104,835

GO Revenue : 4.41%
Bolingbrook, Will & DuPage Counties IL Series A (AGM Insured)	5.00	1-1-2023	650,000	716,086
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2025	3,380,000	2,868,809
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2026	4,030,000	3,308,348
Chicago IL Board of Education Series F	5.00	12-1-2020	2,375,000	2,452,591
Chicago IL CAB Series C ¤	0.00	1-1-2023	2,500,000	2,284,625
Chicago IL Metropolitan Reclamation Series B	5.00	12-1-2025	2,500,000	2,687,900
Chicago IL Park District Series A	5.00	1-1-2036	2,250,000	2,365,628
Chicago IL Park District Series B	5.00	1-1-2021	3,765,000	3,915,336

8

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Chicago IL Park District Series B (Build America Mutual Assurance Company Insured)	5.00%	1-1-2029	$2,000,000	$2,246,940
Chicago IL Park District Series C	5.00	1-1-2022	1,615,000	1,727,469
Chicago IL Series A	5.00	1-1-2025	750,000	827,018
Chicago IL Series C	4.00	1-1-2020	1,505,000	1,511,803
Chicago IL Series C	5.00	1-1-2026	5,000,000	5,705,150
Chicago IL Series G (Ambac Insured) ##	5.00	12-1-2024	13,465,000	13,523,034
Cook County IL	5.00	11-15-2035	1,300,000	1,509,924
Cook County IL Community College District #508	5.25	12-1-2025	1,425,000	1,564,166
Cook County IL Community College District #508	5.25	12-1-2027	1,295,000	1,415,940
Cook County IL Community College District #508	5.25	12-1-2028	1,250,000	1,363,975
Cook County IL Community College District #508	5.25	12-1-2030	3,000,000	3,254,940
Cook County IL Community College District #508	5.25	12-1-2031	3,200,000	3,463,392
Cook County IL Series A	5.00	11-15-2031	1,000,000	1,175,100
Cook County IL Series A	5.25	11-15-2022	7,240,000	7,540,460
Cook County IL Series A	5.25	11-15-2023	7,680,000	7,997,875
Cook County IL Series A	5.25	11-15-2024	2,200,000	2,358,114
Cook County IL Series B	5.00	11-15-2023	600,000	677,394
Cook County IL Series C	5.00	11-15-2021	1,460,000	1,562,273
Cook County IL Series C	5.00	11-15-2024	2,175,000	2,383,082
Cook County IL Series C	5.00	11-15-2025	2,450,000	2,676,503
DuPage, Cook & Will Counties IL Community College District #502 Series A	5.00	6-1-2022	2,650,000	2,901,512
Homer, Glen, Will & Cook Village Counties IL Series A	4.00	12-1-2019	1,000,000	1,004,270
Homer, Glen, Will & Cook Village Counties IL Series A	5.00	12-1-2021	1,015,000	1,021,070
Illinois (AGM Insured)	5.00	1-1-2023	2,450,000	2,471,977
Illinois (AGM Insured)	5.00	4-1-2026	5,000,000	5,624,850
Illinois	4.75	4-1-2020	2,650,000	2,655,539
Illinois Series A (AGM Insured)	5.00	4-1-2024	2,500,000	2,754,975
Illinois State Series A	5.00	4-1-2023	4,500,000	4,887,585
Kane, Cook & DuPage Counties IL School District #46 Prerefunded Balance Bond Series B	4.50	1-1-2024	1,170,000	1,251,830
Kane, Cook & DuPage Counties IL School District #46 Unrefunded Balance Bond Series B	4.50	1-1-2024	3,100,000	3,300,756
Kendall, Kane & Will Counties IL Unified School District Series A	5.00	2-1-2023	1,000,000	1,045,070
McHenry & Kane Counties IL Community Consolidated School District #158	5.63	1-15-2031	2,000,000	2,173,140
McHenry & Lake Counties IL Community Consolidated School District #26 (AGM Insured)	5.00	2-1-2020	1,455,000	1,472,184
Springfield IL	5.00	12-1-2021	850,000	905,616
Springfield IL	5.00	12-1-2023	570,000	639,078
Stephenson County IL School District #145 Series A (AGM Insured)	5.00	2-1-2033	750,000	913,538
Waukegan IL Series B (AGM Insured)	4.00	12-30-2024	1,030,000	1,139,860
				121,246,725

Health Revenue : 0.25%
Illinois Development Finance Authority Evanston Northwestern Healthcare Corporation Series B (JPMorgan Chase & Company SPA) ø	1.75	5-1-2031	4,440,000	4,440,000
Illinois Finance Authority Ann & Robert H. Laurie Children’s Hospital Project of Chicago	5.00	8-15-2034	1,000,000	1,211,320
Illinois Finance Authority Edward Elmhurst Healthcare Series A	5.00	1-1-2026	1,000,000	1,177,270
				6,828,590

Miscellaneous Revenue : 0.81%
Chicago IL Board of Education Series C	5.00	12-1-2021	5,000,000	5,300,000
Illinois	5.00	7-1-2023	5,065,000	5,530,271
Illinois	5.00	8-1-2024	1,000,000	1,064,170
Illinois	5.50	7-1-2026	2,300,000	2,535,704
Illinois Sports Facilities Authority Refunding Bond	5.00	6-15-2028	1,000,000	1,189,780
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	12-1-2023	4,040,000	4,586,814
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,000,000	1,164,350

9

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
University of Illinois Board of Trustees Certificate of Participation Unrefunded Bond Series B (AGM Insured)	5.00%	10-1-2020	$955,000	$957,703
				22,328,792

Tax Revenue : 5.72%
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2026	5,140,000	6,087,199
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2027	3,000,000	3,552,840
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	2,075,000	2,457,381
Chicago IL Sales Tax Securitization Bond Series C	5.00	1-1-2027	4,370,000	5,201,742
Chicago IL Sales Tax Securitization Bond Series C	5.25	1-1-2035	4,700,000	5,661,902
Chicago IL Transit Authority Sales Tax Receipts	5.25	12-1-2027	2,600,000	2,787,304
Cook County IL Sales Tax Bond	5.00	11-15-2033	4,000,000	4,807,640
Cook County IL Sales Tax Bond	5.25	11-15-2035	2,000,000	2,427,580
Illinois	5.00	6-15-2023	16,150,000	17,679,082
Illinois Junior Obligation	5.00	6-15-2025	6,000,000	6,547,080
Illinois Regional Transportation Authority (National Insured)	6.50	7-1-2026	8,615,000	10,825,695
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	1,000,000	1,047,790
Illinois Series A	5.00	1-1-2027	10,625,000	11,178,350
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	2,500,000	2,822,525
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2030	4,000,000	4,540,320
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,000,000	3,389,820
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0603 (Royal Bank of Canada LIQ) 144Aø	1.73	1-1-2026	2,265,000	2,265,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XM0713 (Morgan Stanley Bank LIQ) 144Aø	1.73	1-1-2043	17,000,000	17,000,000
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2029	35,200,000	26,565,758
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2030	12,800,000	9,332,992
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured) ¤	0.00	6-15-2029	10,000,000	7,672,600
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	1,945,000	2,082,473
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	1,845,000	1,535,058
				157,468,131

Tobacco Revenue : 0.13%
Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,450,810

Transportation Revenue : 0.14%
Illinois Toll Highway Authority Series A-1	5.25	1-1-2026	3,850,000	3,885,767

Water & Sewer Revenue : 1.13%
Chicago IL Second Lien	5.00	11-1-2022	1,730,000	1,901,062
Chicago IL Second Lien	5.00	11-1-2023	1,515,000	1,659,455
Chicago IL Second Lien	5.00	11-1-2025	620,000	677,307
Chicago IL Second Lien	5.00	11-1-2026	2,000,000	2,185,300
Chicago IL Second Lien	5.00	11-1-2028	3,000,000	3,270,660
Chicago IL Second Lien	5.00	11-1-2029	1,490,000	1,621,969
Chicago IL Second Lien	5.00	11-1-2033	1,000,000	1,130,710
Chicago IL Second Lien (AGM Insured)	5.25	11-1-2033	2,000,000	2,437,440
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2022	1,340,000	1,437,418
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2023	2,335,000	2,499,104
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2024	2,000,000	2,139,120
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2027	2,670,000	2,992,509
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2032	1,000,000	1,107,910
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2033	1,000,000	1,104,490
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2034	1,000,000	1,100,590

10

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
Illinois Finance Authority Clean Water Initiative Revolving Fund Bond	5.25%	7-1-2035	$3,000,000	$3,881,340
				31,146,384

				400,572,402

Indiana : 1.08%
Education Revenue : 0.04%
University of Southern Indiana Student Fee Series J (AGC Insured)	5.00	10-1-2019	1,000,000	1,000,000

Health Revenue : 0.18%
Indiana HFFA Ascension Health Subordinate Bond Credit Group Series A-3	1.35	11-1-2027	2,500,000	2,498,950
Knox County IN EDA Series A	5.00	4-1-2022	925,000	979,510
Knox County IN EDA Series A	5.00	4-1-2023	665,000	703,730
Knox County IN EDA Series A	5.00	4-1-2026	750,000	792,968
				4,975,158

Miscellaneous Revenue : 0.62%
Dubois IN Greater Jasper School Building Corporation First Mortgage Bond	5.00	7-15-2029	1,500,000	1,917,360
Indiana Bond Bank Special Program Series A (AGM Insured)	5.00	9-1-2022	1,545,000	1,668,538
Indiana Finance Authority Stadium Project Series A	5.25	2-1-2028	2,000,000	2,430,580
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2027	760,000	923,240
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2028	1,000,000	1,213,940
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2029	735,000	890,996
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2030	1,375,000	1,663,654
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2031	1,000,000	1,208,470
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2033	1,545,000	1,856,395
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2034	2,000,000	2,385,800
Valparaiso IN Multi-Schools Building Corporation	5.00	7-15-2024	750,000	873,008
				17,031,981

Water & Sewer Revenue : 0.24%
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00	10-1-2030	2,315,000	2,705,193
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00	10-1-2031	1,035,000	1,205,226
Indiana Finance Authority Wastewater Utilities Clean Water Act Authority Project Series A	5.25	10-1-2038	2,500,000	2,675,200
				6,585,619

				29,592,758

Iowa : 0.43%
GO Revenue : 0.10%
Altoona IA Annual Appropriation Urban Renewal Refunding Bond	5.00	6-1-2027	2,310,000	2,777,521

Industrial Development Revenue : 0.33%
Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	1.97	4-1-2022	9,000,000	9,000,000

				11,777,521

Kansas : 0.21%
Health Revenue : 0.05%
Kansas Development Finance Authority Health Facilities Series F	5.00	11-15-2021	1,300,000	1,395,173

11

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.11%
Kansas Development Finance Authority Agro-Defense Facility Series G	5.00%	4-1-2030	$2,650,000	$2,956,605

Tax Revenue : 0.05%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	3,395,000	1,397,993

				5,749,771

Kentucky : 1.42%
Transportation Revenue : 0.34%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2020	1,000,000	983,710
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2021	2,750,000	2,634,995
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2022	4,320,000	4,027,320
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2025	1,020,000	821,049
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	990,822
				9,457,896

Utilities Revenue : 1.08%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	16,770,000	18,563,719
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	10,000,000	11,051,400
				29,615,119

				39,073,015

Louisiana : 1.49%
Airport Revenue : 0.12%
New Orleans LA Aviation Board Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2035	2,000,000	2,416,840
New Orleans LA Aviation Board North Terminal Project Series A	5.00	1-1-2033	750,000	900,128
				3,316,968

Education Revenue : 0.21%
Louisiana Public Facilities Authority Loyola University Project CAB ¤	0.00	10-1-2027	3,380,000	3,239,831
Louisiana Public Facilities Authority Loyola University Project CAB ¤	0.00	10-1-2028	2,500,000	2,439,950
				5,679,781

Miscellaneous Revenue : 0.69%
Lafayette LA Communications System (AGM Insured)	5.00	11-1-2025	1,500,000	1,799,520
Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2024	1,000,000	1,130,330
Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2025	600,000	689,454
Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2026	500,000	582,200
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2026	2,000,000	2,378,020
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2027	2,700,000	3,202,821
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2028	2,405,000	2,848,217
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2029	2,695,000	3,191,662
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2030	2,700,000	3,195,504
				19,017,728

12

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue : 0.22%
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00%	12-1-2031	$1,000,000	$1,233,980
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2032	1,000,000	1,229,600
St. Bernard Parish LA Sales Tax Refunding Bond	4.00	3-1-2023	3,405,000	3,650,058
				6,113,638

Transportation Revenue : 0.13%
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2031	1,000,000	1,189,910
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2032	1,000,000	1,187,180
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2033	1,000,000	1,185,940
				3,563,030

Water & Sewer Revenue : 0.12%
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (Build America Mutual Assurance Company Insured)	4.00	9-1-2030	500,000	579,650
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (Build America Mutual Assurance Company Insured)	4.00	9-1-2031	600,000	691,062
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (Build America Mutual Assurance Company Insured)	4.00	9-1-2032	655,000	751,560
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Series A	5.00	2-1-2030	1,000,000	1,140,990
				3,163,262

				40,854,407

Maine : 0.23%
Education Revenue : 0.23%
Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2029	1,015,000	1,238,909
Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2030	1,200,000	1,456,008
Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2032	1,415,000	1,701,467
Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2033	1,485,000	1,781,866
				6,178,250

Maryland : 2.55%
Education Revenue : 0.12%
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2027	500,000	528,860
Westminster MD Educational Facilities McDaniel College	5.00	11-1-2026	2,450,000	2,917,019
				3,445,879

GO Revenue : 1.81%
Baltimore MD Metropolitan District Bond	4.00	3-1-2035	4,000,000	4,673,440
Howard County MD Metropolitan District Project Series B	4.00	8-15-2030	2,070,000	2,462,348
Howard County MD Metropolitan District Project Series B	4.00	8-15-2032	1,430,000	1,678,591
Maryland Series B	4.00	8-1-2023	5,000,000	5,504,600
Maryland Series B	4.00	8-1-2024	15,000,000	16,889,100
Maryland Series C	5.00	8-1-2022	2,975,000	3,283,389
Prince George’s County MD Consolidated Public Improvement Bonds Series C	4.00	8-1-2027	6,000,000	6,604,620
Prince Georges County MD Consolidated Public Improvement Bonds Series C	4.00	8-1-2029	8,000,000	8,780,640
				49,876,728

13

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.56%
Baltimore MD Public Schools Construction & Revitalization Program	5.00%	5-1-2041	$5,000,000	$5,874,750
Maryland CDA Local Government Infrastructure Bond Series A-2	2.00	6-1-2022	460,000	467,194
Maryland State and Local Facilities Loan Series A	4.00	8-1-2030	5,000,000	5,820,950
Prince Georges County MD Upper Marlboro Courthouse Project Series A	5.00	5-1-2028	1,215,000	1,550,559
Prince Georges County MD Upper Marlboro Courthouse Project Series A	5.00	5-1-2029	1,275,000	1,622,106
				15,335,559

Tax Revenue : 0.06%
Howard County MD Downtown Columbia Project Series A 144A	4.00	2-15-2028	500,000	534,290
Howard County MD Downtown Columbia Project Series A 144A	4.13	2-15-2034	1,000,000	1,057,030
				1,591,320

				70,249,486

Massachusetts : 2.59%
Education Revenue : 0.18%
Massachusetts Development Finance Agency Lasell College	5.00	7-1-2021	1,210,000	1,254,492
Massachusetts Development Finance Agency Merrimack College Series A	5.00	7-1-2021	1,035,000	1,094,016
Massachusetts Development Finance Agency Sabis International Charter Series A	6.55	4-15-2020	615,000	616,169
Massachusetts HEFA Harvard University Series A	5.00	12-15-2029	1,890,000	1,904,345
				4,869,022

GO Revenue : 1.68%
Boston MA Series A	4.00	4-1-2031	1,500,000	1,764,210
Boston MA Series A	5.00	4-1-2026	5,790,000	6,951,937
Massachusetts Consolidated Loan Series D	5.00	9-1-2028	10,000,000	12,061,500
Massachusetts Series A	5.25	1-1-2033	15,630,000	20,301,807
Massachusetts Series B	5.00	7-1-2035	1,500,000	1,892,745
Massachusetts Series B	5.00	7-1-2036	2,700,000	3,397,680
				46,369,879

Miscellaneous Revenue : 0.48%
Massachusetts Consolidated Loan Series D	1.05	8-1-2043	10,000,000	9,969,600
Massachusetts Consolidated Loan Series I	5.00	12-1-2030	2,570,000	3,167,499
				13,137,099

Tax Revenue : 0.25%
Massachusetts Bay Transportation Authority Series A	5.25	7-1-2031	5,000,000	6,901,350

				71,277,350

Michigan : 2.95%
Airport Revenue : 0.06%
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2032	800,000	982,328
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2034	600,000	732,072
				1,714,400

Education Revenue : 0.48%
Flint MI International Academy	5.38	10-1-2022	1,440,000	1,441,152
Flint MI International Academy	5.50	10-1-2027	1,985,000	1,986,310
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project	5.00	2-1-2022	1,600,000	1,620,992
Michigan State University Board of Trustees	5.00	2-15-2036	1,325,000	1,669,315

14

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
RBC Municipal Products Incorporated Trust Series E-127 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144Aø	1.75%	7-1-2020	$3,705,000	$3,705,000
Western Michigan University Board of Trustees	5.25	11-15-2027	600,000	683,508
Western Michigan University Board of Trustees	5.25	11-15-2029	1,000,000	1,146,990
Western Michigan University Board of Trustees (AGM Insured)	5.25	11-15-2033	750,000	862,793
				13,116,060

GO Revenue : 0.41%
Eaton Rapids MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2022	1,785,000	1,946,846
Hazel Park MI School District (AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,160,000	1,184,940
Kent County MI Limited Tax Capital Improvement Bond	5.00	6-1-2030	1,040,000	1,268,041
Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2025	2,040,000	2,334,576
Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2026	2,505,000	2,866,947
Southfield MI 2015 Street Improvement	4.00	5-1-2025	1,490,000	1,681,048
				11,282,398

Health Revenue : 0.49%
Michigan Finance Authority Bronson Healthcare Group Series B & C	3.75	11-15-2049	5,000,000	5,590,000
Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2023	400,000	444,028
Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2026	800,000	884,176
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series F-2	1.90	11-15-2047	6,570,000	6,620,458
				13,538,662

Miscellaneous Revenue : 0.62%
Macomb MI Interceptor Drainage	5.00	5-1-2024	1,750,000	1,786,068
Macomb MI Interceptor Drainage	5.00	5-1-2025	1,750,000	1,786,173
Macomb MI Interceptor Drainage	5.00	5-1-2026	1,930,000	1,969,777
Michigan Building Authority Refunding Bond	5.00	4-15-2036	3,000,000	3,824,940
Michigan Finance Authority Local Government Loan Program Series F	4.00	10-1-2024	3,000,000	3,225,810
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project	5.25	10-15-2025	4,165,000	4,480,707
				17,073,475

Water & Sewer Revenue : 0.89%
Great Lakes MI Water Authority Sewage Disposal System Series C	5.00	7-1-2030	3,350,000	4,015,947
Michigan Finance Authority Local Government Loan Program Series D (National Insured)	5.00	7-1-2025	1,000,000	1,159,690
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	12,000,000	13,880,400
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2035	2,750,000	3,133,955
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2037	2,000,000	2,269,160
				24,459,152

				81,184,147

Mississippi : 0.60%
GO Revenue : 0.04%
Mississippi Development Bank Special Obligation Jackson Public School District Project Series A	5.00	4-1-2020	1,000,000	1,017,670

Miscellaneous Revenue : 0.40%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	10,000,000	10,847,800

15

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 0.16%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (AGM Insured)	6.00%	12-1-2023	$1,145,000	$1,329,826
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2026	525,000	617,673
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2027	435,000	511,125
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2034	750,000	866,843
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2035	1,000,000	1,153,550
				4,479,017

				16,344,487

Missouri : 0.55%
Education Revenue : 0.11%
Missouri HEFA Webster University Project	5.00	4-1-2027	2,450,000	2,850,012

GO Revenue : 0.03%
Belton MO School District #124 Missouri Direct Deposit Program Project	5.00	3-1-2026	750,000	914,385

Miscellaneous Revenue : 0.41%
Kansas City MO Municipal Assistance Corporation CAB Series B-1 (Ambac Insured) ¤	0.00	4-15-2022	3,640,000	3,466,117
Missouri Development Finance Board Cultural Facilities Nelson Gallery Foundation Series A (U.S. Bank NA SPA) ø	1.75	12-1-2037	5,000,000	5,000,000
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2032	1,500,000	1,714,155
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2034	1,000,000	1,139,020
				11,319,292

Tax Revenue : 0.00%
Manchester MO Highway 141 Manchester Road Project	6.00	11-1-2025	25,000	25,009

				15,108,698

Nebraska : 0.17%
Health Revenue : 0.04%
Lincoln County NE Hospital Authority Great Plains Regional Medical Center	5.00	11-1-2024	1,000,000	1,066,150

Utilities Revenue : 0.13%
Central Plains NE Energy Gas Project #3	5.00	9-1-2027	1,290,000	1,399,379
Central Plains NE Energy Gas Project #4	5.00	3-1-2050	2,000,000	2,236,520
				3,635,899

				4,702,049

Nevada : 1.42%
Airport Revenue : 0.10%
Clark County NV Airport Series D	5.00	7-1-2024	2,750,000	2,776,153

GO Revenue : 1.27%
Clark County NV Refunding Bond	5.00	6-1-2030	3,905,000	4,866,411
Clark County NV Refunding Bond Series B	5.00	11-1-2028	5,000,000	6,183,900
Clark County NV School District Building Bond Series A (AGM Insured)	4.00	6-15-2034	6,790,000	7,616,615
Clark County NV Stadium Improvement Bond Series A	5.00	6-1-2032	1,615,000	2,040,391
Clark County NV Stadium Improvement Bond Series A	5.00	6-1-2033	3,900,000	4,904,523
Clark County NV Water Reclamation District	5.00	7-1-2027	4,155,000	4,998,299
Las Vegas NV Series A	5.00	5-1-2031	1,985,000	2,290,333
Las Vegas NV Valley Water District Series A	4.00	6-1-2028	1,665,000	1,885,113
				34,785,585

16

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.05%
Las Vegas NV Special Improvement District #607	4.00%	6-1-2020	$520,000	$525,777
Las Vegas NV Special Improvement District #607	4.00	6-1-2021	670,000	687,869
Las Vegas NV Special Improvement District #607	4.25	6-1-2024	200,000	212,044
				1,425,690

				38,987,428

New Hampshire : 0.03%
Housing Revenue : 0.03%
New Hampshire HFA Single Family Mortgage Acquisition Series E & F	4.80	7-1-2028	845,000	856,678

New Jersey : 3.04%
Airport Revenue : 0.18%
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00	1-1-2028	2,130,000	2,485,753
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00	1-1-2029	2,200,000	2,563,858
				5,049,611

GO Revenue : 0.45%
Montclair NJ School Refunding Bond Series B	4.00	3-1-2026	500,000	582,370
Trenton City NJ (Build America Mutual Assurance Company Insured)	5.00	12-1-2022	1,630,000	1,794,826
Trenton City NJ (Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,775,000	2,050,551
Trenton City NJ (Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,860,000	2,200,008
Trenton City NJ (Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,000,000	1,183,100
Union County NJ General Improvement Bond	3.00	3-1-2026	4,165,000	4,491,953
				12,302,808

Miscellaneous Revenue : 1.78%
Essex County NJ Import Authority Series A	6.00	11-1-2025	5,000,000	5,246,300
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.13	7-1-2029	725,000	734,635
New Jersey EDA Motor Vehicle Surcharges Series A	5.00	7-1-2033	2,500,000	2,895,450
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2021	4,315,000	4,516,769
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2023	3,000,000	3,312,690
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2026	9,830,000	10,763,064
New Jersey EDA Series XX	5.00	6-15-2022	5,020,000	5,451,519
New Jersey EDA Unrefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	2,320,000	2,767,737
New Jersey Educational Facilities Authority	5.00	6-15-2026	3,015,000	3,400,257
New Jersey Sports & Exposition Authority (National Insured)	5.50	3-1-2022	1,755,000	1,928,254
New Jersey TTFA Series A	5.00	6-15-2020	4,000,000	4,092,880
New Jersey TTFA Series A	5.25	6-15-2024	1,695,000	1,797,005
New Jersey TTFA Series A	5.25	6-15-2025	2,000,000	2,121,700
				49,028,260

Tax Revenue : 0.14%
Gardens NJ Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	3,000,000	3,820,470

Tobacco Revenue : 0.10%
New Jersey EDA Cigarette Tax Refunding Bond	5.00	6-15-2021	2,500,000	2,635,050

Transportation Revenue : 0.39%
New Jersey TTFA Series A	5.25	12-15-2020	1,305,000	1,360,528
New Jersey TTFA Series C	5.25	6-15-2032	2,500,000	2,844,225

17

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Transportation Revenue (continued)
New Jersey TTFA Unrefunded Balance Bond (National Insured)	5.25%	12-15-2021	$6,000,000	$6,477,660
				10,682,413

				83,518,612

New Mexico : 0.63%
GO Revenue : 0.13%
Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00	8-1-2025	400,000	482,272
Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00	8-1-2026	1,205,000	1,489,983
Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00	8-1-2034	1,150,000	1,449,886
				3,422,141

Housing Revenue : 0.03%
New Mexico Mortgage Finance Authority SFMR Class I Series A (GNMA/FNMA/FHLMC Insured)	4.63	9-1-2025	665,000	670,712
New Mexico Mortgage Finance Authority SFMR Class I Series B (GNMA/FNMA/FHLMC Insured)	5.00	3-1-2028	240,000	246,130
				916,842

Miscellaneous Revenue : 0.43%
Clayton NM Jail Project Improvement & Refunding Bond (National Insured)	5.00	11-1-2028	9,265,000	10,724,145
Clayton NM Jail Project Improvement & Refunding Bond (National Insured)	5.00	11-1-2029	1,000,000	1,154,240
				11,878,385

Water & Sewer Revenue : 0.04%
Albuquerque & Bernalillo Counties NM Water Utility Authority Series B	5.00	7-1-2024	1,000,000	1,167,250

				17,384,618

New York : 8.29%
Airport Revenue : 0.11%
Port Authority New York & New Jersey Special Obligation	5.00	12-1-2020	3,070,000	3,144,110

Education Revenue : 0.62%
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1	5.00	7-1-2027	335,000	400,915
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,750,000	1,929,025
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	5.89	2-1-2032	2,745,000	3,021,422
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65	2-1-2044	2,700,000	2,814,453
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2022	790,000	850,072
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2023	645,000	718,111
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2024	905,000	1,036,569
Monroe County NY Industrial Development St. John Fisher College Project Series A	5.00	6-1-2020	2,125,000	2,175,341
Niagara NY Area Development Corporation	5.00	5-1-2020	1,160,000	1,183,780
Niagara NY Area Development Corporation	5.00	5-1-2022	1,350,000	1,468,449

18

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B	5.00%	9-1-2020	$1,430,000	$1,476,032
				17,074,169

GO Revenue : 0.88%
Hempstead Town Nassau County NY Public Improvement Series A	4.00	6-15-2028	5,000,000	5,820,600
Nassau County NY	5.00	10-1-2024	4,965,000	5,826,626
New York NY Fiscal Subordinate Bond Series 2017A-6 (Landesbank Hessen-Thüringen SPA) ø	1.80	8-1-2044	3,200,000	3,200,000
New York NY Series B	5.00	12-1-2032	2,000,000	2,435,140
New York NY Series C	5.00	8-1-2031	5,000,000	5,877,550
Yonkers NY Series A (AGM Insured)	5.00	10-1-2024	1,000,000	1,077,250
				24,237,166

Industrial Development Revenue : 0.04%
New York Liberty Development Corporation Refunding Bond %%	2.80	9-15-2069	1,000,000	1,016,930

Miscellaneous Revenue : 0.48%
New York Dormitory Authority Series D	5.00	10-1-2031	2,005,000	2,520,726
New York NY Transitional Finance Authority Building Aid Bond Series S-1	5.00	7-15-2032	2,500,000	3,088,825
New York NY Trust for Cultural Resources Series A-1	5.00	7-1-2031	2,475,000	2,583,009
New York Tender Option Bond Trust Receipts/Floater Certificates Series 2019-BAML3002 (Bank of America NA LIQ) 144Aø	1.66	1-15-2056	4,936,500	4,936,500
				13,129,060

Tax Revenue : 2.95%
New York Convention Center Development Corporation	5.00	11-15-2028	8,000,000	9,688,960
New York Dormitory Authority Series A	5.00	3-15-2028	5,000,000	5,928,450
New York Dormitory Authority Series A	5.00	2-15-2031	3,000,000	3,658,920
New York Dormitory Authority Series A	5.00	3-15-2033	10,000,000	12,757,300
New York Dormitory Authority Series B (Ambac Insured)	5.50	3-15-2025	3,885,000	4,728,006
New York Dormitory Authority Series E	5.00	3-15-2035	15,000,000	18,814,500
New York Metropolitan Transportation Authority Series A	5.00	11-15-2024	6,010,000	6,714,552
New York NY Transitional Finance Authority Series B	5.00	8-1-2027	1,115,000	1,303,468
New York NY Transitional Finance Authority Series C	5.00	11-1-2027	5,000,000	5,970,400
New York NY Transitional Finance Authority Subordinate Bond Series B-1	5.00	11-1-2028	1,000,000	1,206,740
New York Urban Development Corporation Personal Income Tax Series A	5.00	3-15-2031	3,815,000	4,408,690
New York Urban Development Corporation Personal income Tax Series A	5.00	3-15-2032	5,000,000	6,026,100
				81,206,086

Tobacco Revenue : 0.04%
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B	4.00	6-1-2022	420,000	438,337
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B	5.00	6-1-2023	500,000	534,405
				972,742

Transportation Revenue : 2.52%
New York Metropolitan Transportation Authority Series A	5.00	11-15-2030	4,010,000	4,414,810
New York Metropolitan Transportation Authority Series C	5.25	11-15-2028	5,000,000	6,056,800
New York Metropolitan Transportation Authority Series C	5.25	11-15-2029	11,100,000	13,415,016
New York Metropolitan Transportation Authority Series C	5.25	11-15-2030	8,350,000	10,068,430
New York Metropolitan Transportation Authority Series C	5.25	11-15-2031	9,050,000	10,879,820
New York Metropolitan Transportation Authority Series D	5.00	11-15-2027	2,000,000	2,276,760
New York Metropolitan Transportation Authority Series F	5.00	11-15-2028	2,450,000	2,700,170
Triborough NY MTA Bridges & Tunnels Authority Series B	5.00	11-15-2030	6,000,000	8,161,620
Triborough NY MTA Bridges & Tunnels Authority Series C	5.00	11-15-2034	4,000,000	5,085,400

19

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Transportation Revenue (continued)
Triborough NY MTA Bridges & Tunnels Authority Series C	5.00%	11-15-2035	$5,000,000	$6,333,850
				69,392,676

Utilities Revenue : 0.34%
New York Utility Debt Securitization Authority	5.00	12-15-2032	1,250,000	1,433,263
New York Utility Debt Securitization Authority	5.00	12-15-2033	6,575,000	7,960,353
				9,393,616

Water & Sewer Revenue : 0.31%
Nassau NY Water Authority Series A	5.00	4-1-2027	350,000	416,259
Nassau NY Water Authority Series A	5.00	4-1-2028	300,000	356,295
Nassau NY Water Authority Series B	5.00	4-1-2024	400,000	463,348
Nassau NY Water Authority Series B	5.00	4-1-2026	755,000	898,986
New York NY Municipal Water Finance Authority Series GG	5.00	6-15-2029	1,295,000	1,547,357
New York NY Municipal Water Finance Authority Series HH	5.00	6-15-2037	4,000,000	4,702,440
				8,384,685

				227,951,240

North Carolina : 0.12%
Health Revenue : 0.01%
North Carolina Medical Care Commission Novant Health Obligated Group Series A (JPMorgan Chase & Company SPA) ø	1.62	11-1-2034	400,000	400,000

Miscellaneous Revenue : 0.11%
North Carolina Grant Anticipation Vehicle Bond	5.00	3-1-2029	2,470,000	2,906,054
Onslow County NC Limited Obligation Series A	4.00	6-1-2022	90,000	96,220
				3,002,274

				3,402,274

North Dakota : 0.00%
Housing Revenue : 0.00%
North Dakota Housing Finance Agency Series D	4.50	1-1-2029	80,000	80,410

Ohio : 2.21%
Airport Revenue : 0.01%
Cleveland OH Airport System Series D (U.S. Bank NA LOC) ø	1.56	1-1-2024	375,000	375,000

Education Revenue : 0.04%
Summit County OH Port Authority University of Akron Student Housing Project	5.25	1-1-2024	685,000	718,092
Summit County OH Port Authority University of Akron Student Housing Project	5.25	1-1-2024	315,000	328,636
				1,046,728

GO Revenue : 0.08%
Columbus OH Various Purposes Series 2	5.00	7-1-2026	1,775,000	2,197,858

Health Revenue : 0.30%
Montgomery OH Hospital Facilities Refunding Bond Series A	4.00	11-15-2038	7,500,000	8,336,625

Miscellaneous Revenue : 0.57%
Cincinnati OH City School District Improvement Project Certificate of Participation	5.00	12-15-2024	4,815,000	5,667,111
Cincinnati OH City School District Improvement Project Certificate of Participation	5.00	12-15-2025	2,095,000	2,464,181

20

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Clermont County OH Port Authority West Clermont Local School District Project (Build America Mutual Assurance Company Insured)	5.00%	12-1-2025	$500,000	$597,835
Clermont County OH Port Authority West Clermont Local School District Project (Build America Mutual Assurance Company Insured)	5.00	12-1-2026	600,000	715,260
Clermont County OH Port Authority West Clermont Local School District Project (Build America Mutual Assurance Company Insured)	5.00	12-1-2028	1,250,000	1,486,275
JobsOhio Beverage System Statewide Liquor Profits Senior Lien Series A	5.00	1-1-2022	2,500,000	2,699,625
Ohio Building Authority Series A	5.00	10-1-2024	1,000,000	1,071,940
RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	835,000	837,221
				15,539,448

Resource Recovery Revenue : 0.16%
Ohio State Solid Waste Disposal	1.30	11-1-2035	4,500,000	4,505,580

Tax Revenue : 0.12%
Cleveland OH Subordinate Lien Income Tax Refunding Bond Series B-1	5.00	10-1-2030	2,500,000	3,143,925

Transportation Revenue : 0.04%
Ohio Turnpike Commission Junior Lien Infrastructure Projects Series A-1	5.25	2-15-2029	1,000,000	1,121,510

Utilities Revenue : 0.19%
Cleveland OH Public Power System Refunding Bond (AGM Insured)	5.00	11-15-2033	625,000	768,125
Lancaster OH Port Authority Gas Supply	5.00	8-1-2049	3,000,000	3,481,950
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series A	3.25	9-1-2029	1,000,000	1,033,450
				5,283,525

Water & Sewer Revenue : 0.70%
Ohio Water Development Authority Fresh Water	5.00	6-1-2028	14,000,000	17,945,480
Ohio Water Development Authority Pollution Control Series A	5.00	12-1-2031	1,000,000	1,243,240
				19,188,720

				60,738,919

Oklahoma : 2.29%
Airport Revenue : 0.21%
Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2021	1,185,000	1,212,433
Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2022	520,000	531,794
Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2025	1,200,000	1,227,048
Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2026	1,250,000	1,278,175
Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2027	1,000,000	1,022,540
Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2028	500,000	511,375
				5,783,365

Miscellaneous Revenue : 1.73%
Cache OK Educational Facilities Authority Cache Public Schools Project Series A	5.00	9-1-2024	2,905,000	3,354,752
Cache OK Educational Facilities Authority Cache Public Schools Project Series A	5.00	9-1-2025	3,055,000	3,617,334
Canadian County OK Education Facilities Authority Mustang Public Schools Project	4.00	9-1-2025	1,110,000	1,261,515

21

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00%	9-1-2027	$2,000,000	$2,430,440
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2028	2,180,000	2,642,618
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2026	1,000,000	1,223,680
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2027	1,000,000	1,218,850
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2028	1,285,000	1,558,152
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2027	700,000	854,217
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2028	400,000	486,768
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2029	250,000	303,010
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2030	625,000	753,856
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2031	675,000	810,452
Comanche County OK Educational Facilities Authority Elgin Public Schools Project Series A	5.00	12-1-2032	1,600,000	1,939,120
Cushing OK Educational Facilities Authority	5.00	9-1-2022	2,210,000	2,422,381
Custer County OK EDA Thomas-Fay-Custer Public Schools Project	4.00	12-1-2027	1,255,000	1,443,426
Custer County OK EDA Thomas-Fay-Custer Public Schools Project	4.00	12-1-2029	1,430,000	1,669,654
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2026	1,230,000	1,501,436
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2027	1,240,000	1,508,671
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2020	455,000	468,764
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2026	1,000,000	1,167,510
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2027	1,245,000	1,452,429
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2023	1,000,000	1,133,690
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2024	1,075,000	1,252,461
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2025	500,000	596,690
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2028	1,160,000	1,375,215
Muskogee OK Industrial Trust Educational Facilities	5.00	9-1-2020	1,250,000	1,285,500
Muskogee OK Industrial Trust Educational Facilities	5.00	9-1-2021	1,000,000	1,055,650
Muskogee OK Industrial Trust Educational Facilities	5.00	9-1-2022	1,000,000	1,083,300
Oklahoma Development Finance Authority	4.00	6-1-2023	1,270,000	1,387,564
Oklahoma Development Finance Authority	5.00	6-1-2023	1,230,000	1,388,584
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2030	500,000	640,990
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2031	520,000	663,468
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2032	550,000	697,917
Tulsa County OK Industrial Authority Educational Facilities Glenpool Public Schools Project Series A	5.00	9-1-2025	880,000	1,045,792
				47,695,856

Tax Revenue : 0.17%
Oklahoma City OK Public Property Authority	5.00	10-1-2026	1,495,000	1,783,101
Oklahoma City OK Public Property Authority	5.00	10-1-2027	1,140,000	1,358,470
Oklahoma City OK Public Property Authority	5.00	10-1-2028	1,265,000	1,506,628
				4,648,199

Utilities Revenue : 0.14%
Claremore OK Public Works Authority	4.00	6-1-2022	2,595,000	2,761,677
Claremore OK Public Works Authority	4.00	6-1-2023	1,010,000	1,072,711
				3,834,388

22

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 0.04%
McGee Creek OK Authority (National Insured)	6.00%	1-1-2023	920,000	988,006

				62,949,814

Oregon : 0.62%
GO Revenue : 0.51%
Benton & Linn Counties OR Corvallis School District Series B (AGM Insured)	5.00	6-15-2031	5,110,000	6,492,970
Washington & Multnomah Counties OR Beaverton School District Series D (AGM Insured)	5.00	6-15-2035	1,500,000	1,848,930
Washington County OR Full Faith & Credit Obligations Series B	5.00	3-1-2022	5,345,000	5,822,896
				14,164,796

Health Revenue : 0.11%
Medford OR Hospital Facilities Authority	5.00	10-1-2020	1,155,000	1,193,462
Oregon Facilities Authority Samaritan Health Services Project Series A	5.00	10-1-2026	1,500,000	1,797,285
				2,990,747

				17,155,543

Pennsylvania : 9.60%
Education Revenue : 1.37%
Adams County PA IDA Gettysburg College Project	5.00	8-15-2024	1,500,000	1,544,100
Adams County PA IDA Gettysburg College Project	5.00	8-15-2025	1,500,000	1,544,100
Chester County PA IDA Collegium Charter School Project Series A	5.00	10-15-2027	1,500,000	1,644,030
Lycoming County PA Authority Pennsylvania College of Technology	5.50	7-1-2026	4,000,000	4,269,560
Northampton County PA General Purpose Authority College Refunding Bond	5.00	11-1-2027	1,000,000	1,266,710
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2026	885,000	1,005,050
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2028	660,000	746,968
Pennsylvania HEFAR Series AQ	5.00	6-15-2023	6,090,000	6,866,719
Pennsylvania HEFAR Series AR	5.00	6-15-2025	1,000,000	1,187,510
Pennsylvania HEFAR Series AS	5.00	6-15-2025	1,575,000	1,870,328
Pennsylvania HEFAR Series AS	5.00	6-15-2027	2,190,000	2,644,578
Pennsylvania HEFAR Series LL1	5.00	11-1-2019	880,000	881,258
Pennsylvania HEFAR Series LL1	5.00	11-1-2020	590,000	600,608
Pennsylvania HEFAR Series LL1	5.00	11-1-2022	1,310,000	1,368,439
Pennsylvania Public School Building Authority	5.00	5-1-2023	2,185,000	2,453,231
Pennsylvania Public School Building Authority	5.00	6-15-2025	2,265,000	2,658,634
Philadelphia PA IDA	6.13	6-15-2023	795,000	848,352
Philadelphia PA IDA	5.88	6-15-2022	755,000	791,995
Philadelphia PA IDA	7.00	5-1-2026	740,000	787,345
Philadelphia PA IDA Master Charter School Aid	5.00	8-1-2020	110,000	113,229
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project	6.25	5-1-2021	125,000	129,263
Philadelphia PA Public School Building Authority (Build America Mutual Assurance Company Insured)	5.00	6-15-2026	2,000,000	2,342,840
				37,564,847

GO Revenue : 3.30%
Allegheny County PA Moon Area School District Series A	5.00	11-15-2024	3,400,000	3,928,972
Allegheny County PA Series 72	5.25	12-1-2033	4,000,000	4,598,800
Allegheny County PA Shaler Area School District (Build America Mutual Assurance Company Insured)	5.00	9-1-2038	2,300,000	2,853,610
Central Dauphin PA School District	5.00	2-1-2030	1,110,000	1,349,616
Johnstown PA School District (AGM Insured)	5.00	8-1-2024	2,730,000	2,891,561
Norristown PA Area School District Montgomery County Series 2018 (Build America Mutual Assurance Company Insured)	5.00	9-1-2035	2,035,000	2,416,461
Pennsylvania Hills PA School District (Build America Mutual Assurance Company Insured)	4.00	10-1-2021	1,460,000	1,538,066
Philadelphia PA (AGM Insured)	5.00	8-1-2025	7,000,000	8,413,650

23

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Philadelphia PA School District Refunding Bond Series C	5.00%	9-1-2021	$2,200,000	$2,342,120
Philadelphia PA School District Refunding Bond Series D	5.00	9-1-2022	3,750,000	4,112,625
Philadelphia PA School District Refunding Bond Series E	5.25	9-1-2021	1,490,000	1,541,748
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2028	5,000,000	5,981,850
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2029	5,000,000	5,964,000
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2031	1,240,000	1,468,458
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2032	1,000,000	1,181,040
Philadelphia PA Series A	5.00	8-1-2024	1,000,000	1,164,450
Philadelphia PA Series A	5.00	7-15-2026	3,000,000	3,440,820
Philadelphia PA Series A	5.00	8-1-2027	1,500,000	1,867,080
Philadelphia PA Series A	5.00	8-1-2033	2,000,000	2,432,300
Philadelphia PA Series A	5.25	7-15-2028	2,590,000	2,978,163
Philadelphia PA Series A	5.25	7-15-2029	4,410,000	5,043,893
Philadelphia PA Series A	5.25	7-15-2032	4,380,000	4,980,980
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,000,000	1,148,300
Pittsburgh PA Series A	4.00	9-1-2022	1,000,000	1,075,750
Pittsburgh PA Series A	5.00	9-1-2022	2,060,000	2,274,714
Pittsburgh PA Series A	5.00	9-1-2023	3,810,000	4,204,792
Reading Berks PA Series A (Build America Mutual Assurance Company Insured)	5.00	11-1-2026	1,000,000	1,200,820
Reading PA School District	5.00	4-1-2021	3,120,000	3,269,198
Reading PA School District (AGM Insured)	5.00	3-1-2037	2,000,000	2,368,340
Reading PA School District (AGM Insured)	5.00	3-1-2038	1,735,000	2,042,425
Scranton Lackawanna County PA School District Bond Series A (Build America Mutual Assurance Company Insured)	5.00	6-1-2037	500,000	603,380
				90,677,982

Health Revenue : 1.40%
Allegheny County PA Hospital Development Authority Series A	4.00	7-15-2035	12,975,000	14,787,218
Allegheny County PA Hospital Development Authority Series A	5.00	7-15-2031	3,750,000	4,755,413
Allegheny County PA Hospital Development Authority Series B (National Insured)	6.00	7-1-2025	2,605,000	3,241,349
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (SIFMA Municipal Swap +1.50%) ±	3.08	11-1-2039	10,000,000	10,087,600
Cumberland County PA Diakon Lutheran Social Ministries Project	5.00	1-1-2025	1,340,000	1,512,458
Cumberland County PA Diakon Lutheran Social Ministries Project	5.00	1-1-2026	1,370,000	1,545,319
Cumberland County PA Diakon Lutheran Social Ministries Project	5.00	1-1-2027	1,225,000	1,379,987
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2037	1,000,000	1,113,190
				38,422,534

Miscellaneous Revenue : 1.90%
Delaware County PA Vocational & Technical School Authority (Build America Mutual Assurance Company Insured)	5.25	11-1-2033	2,000,000	2,263,380
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2028	400,000	499,800
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2029	300,000	373,629
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2030	375,000	465,056
Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00	11-1-2022	3,015,000	3,319,817
Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00	11-1-2023	1,900,000	2,146,639
Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00	11-1-2024	1,660,000	1,926,065
Pennsylvania Public School Building Authority (Build America Mutual Assurance Company Insured)	4.00	5-15-2021	500,000	521,890
Pennsylvania Public School Building Authority (Build America Mutual Assurance Company Insured)	4.00	5-15-2022	1,000,000	1,040,830
Pennsylvania Public School Building Authority	5.00	4-1-2020	5,600,000	5,696,432
Pennsylvania Public School Building Authority	5.00	4-1-2029	1,000,000	1,078,090
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	1,995,000	2,458,778
Pennsylvania Public School Building Authority City of Harrisburg Project Series A (AGM Insured)	5.00	12-1-2028	3,500,000	4,238,745

24

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Pennsylvania Public School Building Authority City of Harrisburg Project Series A (AGM Insured)	5.00%	12-1-2033	$4,425,000	$5,237,032
Pennsylvania Public School Building Authority Philadelphia School District Project	5.00	4-1-2024	2,000,000	2,163,360
Pennsylvania Public School Building Authority Series B (AGM Insured)	5.00	6-1-2029	2,000,000	2,541,520
Pennsylvania Public School Building Authority Series B-2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,250,000	1,458,813
Pennsylvania Public School Building Authority Series B-2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,250,000	1,455,225
Pennsylvania Public School Building Authority Series B-2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,250,000	1,453,513
Pennsylvania Public School Building Authority Series B-2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,172,055
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2031	3,630,000	4,385,621
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2034	1,800,000	2,157,696
Southeastern Pennsylvania Transportation Authority	5.00	3-1-2028	725,000	914,602
York County PA School of Technology Authority Series A (Build America Mutual Assurance Company Insured)	5.00	2-15-2024	1,590,000	1,821,822
York County PA School of Technology Authority Series B (Build America Mutual Assurance Company Insured)	5.00	2-15-2027	800,000	922,792
York County PA School of Technology Authority Series B (Build America Mutual Assurance Company Insured)	5.00	2-15-2029	500,000	576,735
				52,289,937

Resource Recovery Revenue : 0.23%
Lancaster County PA Solid Waste Management Authority Series A	5.25	12-15-2028	5,665,000	6,414,876

Tobacco Revenue : 0.22%
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2027	2,500,000	3,064,850
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2028	2,500,000	3,122,575
				6,187,425

Transportation Revenue : 0.82%
Lancaster PA Parking Authority Series A (BAM Insured) %%	4.00	9-1-2038	1,000,000	1,106,010
Pennsylvania Turnpike Commission Motor License Fund-Enhanced Refunding Bond	5.00	6-1-2027	1,000,000	1,240,470
Pennsylvania Turnpike Commission Refunding Bond	5.00	12-1-2033	3,780,000	4,372,780
Pennsylvania Turnpike Commission Refunding Bond (AGM Insured)	6.00	12-1-2030	4,220,000	5,438,694
Pennsylvania Turnpike Commission Subordinate Bond Series B	5.00	6-1-2031	5,000,000	6,038,550
Pennsylvania Turnpike Commission Subordinate Bond Series C (AGM Insured)	6.25	6-1-2033	1,350,000	1,720,886
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	2,000,000	2,613,480
				22,530,870

Water & Sewer Revenue : 0.36%
Bucks County PA Water & Sewer Authority Water System (AGM Insured)	5.00	12-1-2026	2,400,000	2,592,576
Pennsylvania Capital Region Water Sewer System	5.00	7-15-2030	1,180,000	1,446,007
Pennsylvania Capital Region Water System	5.00	7-15-2030	1,500,000	1,876,740
Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2027	1,535,000	1,944,400
Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2033	1,760,000	2,163,674
				10,023,397

				264,111,868

South Carolina : 0.94%
Education Revenue : 0.30%
South Carolina Education Assistance Authority Student Loan Series I	5.00	10-1-2024	1,345,000	1,345,659
South Carolina Jobs EDA Furman University Project	5.00	10-1-2028	700,000	830,102

25

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
South Carolina Jobs EDA Furman University Project	5.00%	10-1-2030	$1,885,000	$2,240,888
South Carolina Jobs EDA Furman University Project	5.00	10-1-2031	2,155,000	2,559,450
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,090,000	1,218,249
				8,194,348

Health Revenue : 0.40%
South Carolina Jobs Economic Development Authority Prisma Health Obligated Group Series 2018B (U.S. Bank NA LOC) ø	1.76	5-1-2048	11,000,000	11,000,000

Miscellaneous Revenue : 0.24%
Laurens County SC Education Assistance for District #55	5.00	12-1-2021	1,000,000	1,066,970
Laurens County SC Education Assistance for District #55	5.00	12-1-2022	1,250,000	1,369,913
Laurens County SC Education Assistance for District #55	5.00	12-1-2025	1,000,000	1,178,970
Scago SC Educational Facilities Corporation for Sumter County School District #17	4.00	12-1-2019	1,000,000	1,003,440
Scago SC Educational Facilities Corporation for Sumter County School District #17	5.00	12-1-2022	1,720,000	1,887,236
				6,506,529

				25,700,877

South Dakota : 0.03%
Airport Revenue : 0.03%
Rapid City SD Airport Project	6.25	12-1-2026	920,000	927,838

Tennessee : 1.00%
Education Revenue : 0.03%
Franklin County TN HEFA	4.00	9-1-2024	250,000	267,010
Franklin County TN HEFA	5.00	9-1-2030	560,000	612,472
				879,482

GO Revenue : 0.02%
White County TN	4.05	6-1-2020	515,000	524,049

Housing Revenue : 0.03%
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project	5.00	10-1-2023	750,000	838,695

Utilities Revenue : 0.92%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	11,000,000	12,170,950
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	12,120,000	12,960,037
				25,130,987

				27,373,213

Texas : 10.46%
Airport Revenue : 0.46%
Galveston TX Wharves & Terminal	5.00	2-1-2026	2,000,000	2,078,560
Houston TX Airport System Subordinate Lien Refunding Bonds Series D	5.00	7-1-2033	3,000,000	3,745,860
Houston TX Airport System Subordinate Lien Refunding Bonds Series D	5.00	7-1-2034	3,500,000	4,357,745
Houston TX Airport System Subordinate Lien Refunding Bonds Series D	5.00	7-1-2035	2,000,000	2,483,040
				12,665,205

Education Revenue : 0.42%
Houston TX Higher Education Finance Corporation Series A	4.00	2-15-2022	395,000	406,107

26

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
North Texas Higher Education Authority Incoming Student Loan Series A-2 (3 Month LIBOR +0.90%) ±	3.22%	7-1-2030	$4,760,000	$4,755,764
Texas Woman’s University Financing System	4.00	7-1-2020	1,000,000	1,019,770
University of Houston Texas Series B	5.25	7-1-2026	4,225,000	5,287,165
				11,468,806

GO Revenue : 4.76%
Austin TX Independent School District Series B	5.00	8-1-2023	3,805,000	4,330,737
Austin TX Independent School District Series B	5.00	8-1-2024	3,970,000	4,655,262
Austin TX Independent School District Series B	5.00	8-1-2025	2,050,000	2,469,082
Austin TX Independent School District Series B	5.00	8-1-2026	1,450,000	1,740,174
Austin TX Public Improvement Bond	5.00	9-1-2030	960,000	1,202,314
Bexar County TX Combination Tax Certificate of Obligation	5.00	6-15-2024	1,000,000	1,165,750
Bexar County TX Flood Control Refunding Bond	4.00	6-15-2033	3,000,000	3,344,100
Bexar County TX Hospital District Refunding Bond	5.00	2-15-2037	1,250,000	1,536,238
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2023	1,350,000	1,515,308
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2026	1,000,000	1,192,280
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2027	1,300,000	1,548,417
Coppell TX Independent School District	4.00	8-15-2035	1,640,000	1,893,265
Coppell TX Independent School District	4.00	8-15-2037	1,975,000	2,261,869
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2023	1,395,000	1,553,584
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2026	1,000,000	1,166,270
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2030	1,130,000	1,308,099
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2031	1,000,000	1,154,220
Dallas County TX Combination Tax and Parking Garage Certification of Obligation	5.00	8-15-2024	5,600,000	6,565,384
Dallas County TX Combination Tax and Parking Garage Certification of Obligation	5.00	8-15-2025	3,235,000	3,898,466
Del Rio TX Refunding Bond (Build America Mutual Assurance Company Insured)	4.00	6-1-2023	720,000	785,570
Del Rio TX Refunding Bond (Build America Mutual Assurance Company Insured)	4.00	6-1-2024	745,000	828,954
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2023	1,990,000	2,261,894
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2024	1,145,000	1,340,898
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2025	1,000,000	1,170,520
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2030	1,000,000	1,169,890
El Paso County TX Hospital District	5.00	8-15-2028	2,045,000	2,236,432
El Paso County TX Refunding Bond Series A	5.00	2-15-2031	2,000,000	2,396,840
El Paso County TX Refunding Bond Series A	5.00	2-15-2032	2,120,000	2,533,209
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	4.00	3-1-2026	755,000	856,011
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	5.00	3-1-2022	1,000,000	1,087,660
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	5.00	3-1-2023	620,000	696,223
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	5.00	3-1-2024	1,660,000	1,918,993
Fort Worth TX Independent School District Unlimited Tax Refunding and School Building Bond	5.00	2-15-2026	3,000,000	3,659,460
Harris County TX Cypress-Fairbanks Independent High School Series B-1	2.13	2-15-2040	10,000,000	10,114,900
Harris County TX Tax Road Refunding Bond Series 2014-A	5.00	10-1-2025	8,445,000	9,981,399
Harris County TX Tax Road Refunding Bond Series 2015-A	5.00	10-1-2025	4,215,000	5,105,292
Harris County TX Toll Road Project Series C (AGM Insured)	5.25	8-15-2027	4,000,000	5,127,680
Hays County TX Limited Tax Bond	5.00	2-15-2026	650,000	788,905
Hays County TX Limited Tax Bond	5.00	2-15-2027	1,000,000	1,243,040
Hays County TX Limited Tax Refunding Bond	5.00	2-15-2023	1,750,000	1,958,128
Midlothian TX Independent School District Refunding Bond Series C	2.00	8-1-2051	4,535,000	4,629,328
Northwest TX Independent School District Refunding Bond	5.00	2-15-2030	4,000,000	4,701,920
Plano TX	5.00	9-1-2030	2,155,000	2,676,790
San Antonio TX Certificate of Obligation	5.00	8-1-2036	3,990,000	5,017,904
San Antonio TX Independent School District Unlimited Tax Series 2018	5.00	8-15-2037	2,000,000	2,374,660
Texas Independent School District Refunding Bond	5.00	8-15-2025	2,260,000	2,716,430
Travis County TX Certificate of Obligation Series A	5.00	3-1-2038	4,010,000	5,049,833
Viridian TX Municipal Management District Unlimited Road Improvement Bond (Build America Mutual Assurance Company Insured) %%	4.00	12-1-2026	610,000	677,362
Viridian TX Municipal Management District Unlimited Road Improvement Bond (Build America Mutual Assurance Company Insured) %%	4.00	12-1-2027	635,000	703,663

27

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Viridian TX Municipal Management District Unlimited Road Improvement Bond (Build America Mutual Assurance Company Insured) %%	4.00%	12-1-2030	$710,000	$780,155
				131,090,762

Miscellaneous Revenue : 2.14%
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2026	565,000	693,656
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2029	400,000	499,524
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2030	500,000	621,845
Lower Colorado River TX Authority	5.50	5-15-2031	2,500,000	2,833,175
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2026	1,000,000	1,194,410
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2027	1,250,000	1,485,263
Texas PFA Refunding Bond	4.00	2-1-2033	7,000,000	8,199,590
Texas RAN	4.00	8-27-2020	31,000,000	31,742,140
Texas Transportation Commission Highway Improvement Series A	5.00	4-1-2042	5,000,000	5,394,200
Texas Transportation Commission Refunding Bond Series B	5.00	10-1-2031	5,000,000	6,235,050
				58,898,853

Resource Recovery Revenue : 0.34%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A ø	1.87	4-1-2040	1,250,000	1,250,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series E ø	1.74	11-1-2040	8,100,000	8,100,000
				9,350,000

Tax Revenue : 0.44%
Houston TX Old Spanish Trail Alameda Corridors Redevelopment Authority (Build America Mutual Assurance Company Insured) %%	4.00	9-1-2031	705,000	810,228
Midtown TX RDA (Build America Mutual Assurance Company Insured)	5.25	1-1-2027	1,880,000	2,088,436
Midtown TX RDA (Build America Mutual Assurance Company Insured)	5.25	1-1-2029	2,390,000	2,650,175
Midtown TX RDA (Build America Mutual Assurance Company Insured)	5.25	1-1-2030	1,500,000	1,661,790
Midtown TX RDA (Build America Mutual Assurance Company Insured)	5.25	1-1-2031	1,000,000	1,106,520
Texas Transportation Commission Highway Fund Series A	5.00	10-1-2025	3,250,000	3,917,745
				12,234,894

Transportation Revenue : 0.66%
Central Texas Regional Mobility Authority Series B	5.00	1-1-2045	8,000,000	8,197,760
Texas Grand Parkway Transportation Corporation System Series A	5.00	10-1-2034	1,500,000	1,864,545
Texas Private Activity Bond Surface Transportation Corporation	7.50	6-30-2032	2,000,000	2,098,140
Texas Private Activity Bond Surface Transportation Corporation	7.50	6-30-2033	2,000,000	2,097,360
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Note	7.50	12-31-2031	3,745,000	3,806,493
				18,064,298

Utilities Revenue : 0.74%
Austin TX Refunding Bond (National Insured)	5.25	5-15-2025	1,400,000	1,601,950
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2026	2,190,000	2,597,143
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2029	1,500,000	1,780,155
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2030	2,500,000	2,966,525
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Series 2012	5.00	12-15-2021	3,945,000	4,220,913
Texas Municipal Gas Acquisition & Supply Corporation Series B	5.00	12-15-2022	5,000,000	5,498,400
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2025	1,000,000	1,188,400

28

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities Revenue (continued)
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00%	9-1-2026	$375,000	$446,344
				20,299,830

Water & Sewer Revenue : 0.50%
Amarillo TX Waterworks and Sewer System Bond Series B	5.00	4-1-2028	645,000	819,905
Houston TX Utilities Systems Series A	5.25	11-15-2031	3,000,000	3,131,910
North Harris County TX Regional Water Authority Senior Lien (Build America Mutual Assurance Company Insured)	5.00	12-15-2029	1,215,000	1,342,113
Texas Water Development Board Series A	5.00	10-15-2031	3,000,000	3,756,720
Texas Water Development Board State Implementation Series 2018A	4.00	10-15-2032	3,000,000	3,512,040
Trinity River TX Authority Electric Company Project Series A	4.00	2-1-2027	1,000,000	1,149,700
				13,712,388

				287,785,036

Utah : 0.51%
Education Revenue : 0.11%
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2020	250,000	253,323
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2021	400,000	414,632
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2022	400,000	422,136
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2023	400,000	430,196
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2024	450,000	491,940
Utah Charter School Finance Authority Refunding Bond (CSCE Insured) 144A	4.50	6-15-2027	1,025,000	1,076,670
				3,088,897

GO Revenue : 0.08%
Canyons UT Board of Education Utah School Bond Guaranty Program (AGM Insured)	5.00	6-15-2022	1,860,000	2,045,833

Health Revenue : 0.18%
Murray City UT Hospital Revenue Bond Series C (Barclays Bank plc SPA) ø	1.75	5-15-2037	5,000,000	5,000,000

Miscellaneous Revenue : 0.14%
West Valley City UT Municipal Building Authority (AGM Insured)	5.00	2-1-2028	1,000,000	1,227,100
West Valley City UT Municipal Building Authority (AGM Insured)	5.00	2-1-2032	1,555,000	1,883,338
West Valley City UT Municipal Building Authority (AGM Insured)	5.00	2-1-2033	645,000	779,283
				3,889,721

				14,024,451

Virginia : 0.51%
Education Revenue : 0.13%
Virginia Small Business Financing Authority	5.25	10-1-2029	3,000,000	3,518,490

Miscellaneous Revenue : 0.01%
Watkins Centre VA CDA	5.40	3-1-2020	214,000	214,351

Tax Revenue : 0.08%
Greater Richmond VA Convention Center	5.00	6-15-2025	1,000,000	1,187,510
Marquis VA CDA CAB Series 2015 144A¤	0.00	9-1-2045	386,000	250,985
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,772,000	105,859

29

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Marquis VA CDA Series B	5.63%	9-1-2041	$1,274,000	$823,373
				2,367,727

Transportation Revenue : 0.29%
Chesapeake VA Bay Bridge & Tunnel District First Tier RAN	5.00	11-1-2023	7,000,000	7,935,340

				14,035,908

Washington : 4.01%
Education Revenue : 0.04%
Washington EDFA	5.00	6-1-2028	1,000,000	1,160,370

GO Revenue : 1.78%
King County WA Federal Way School District #210 (AGM Insured)	4.00	12-1-2023	4,085,000	4,531,531
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	1,600,000	1,933,696
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2031	6,665,000	7,996,667
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2032	2,905,000	3,476,501
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2033	7,045,000	8,415,112
Seattle WA Refunding Bond Series A	5.00	6-1-2024	6,345,000	7,413,498
Thurston & Pierce Counties WA Community Schools (AGM Insured)	5.00	12-1-2030	1,415,000	1,811,412
Washington Various Purposes Bond Series C	5.00	2-1-2034	5,800,000	6,935,466
Washington Various Purposes Refunding Bond Series B	5.00	7-1-2028	4,000,000	4,854,440
Yakima County WA West Valley School District #208 (AGM Insured)	5.00	12-1-2032	1,200,000	1,524,840
				48,893,163

Health Revenue : 0.73%
Washington HCFR Fred Hutchinson Cancer Research Center (SIFMA Municipal Swap +1.05%) ±	2.63	1-1-2042	10,000,000	10,136,600
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2023	4,000,000	4,432,120
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2026	2,250,000	2,653,515
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2027	1,050,000	1,233,446
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2028	1,350,000	1,580,000
				20,035,681

Housing Revenue : 0.19%
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2032	1,955,000	2,420,407
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2033	1,550,000	1,913,568
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2034	655,000	806,410
				5,140,385

Miscellaneous Revenue : 0.77%
FYI Properties Washington Lease Revenue Refunding Bond	5.00	6-1-2034	6,000,000	7,427,100
Washington Certificate of Participation Series B	5.00	7-1-2035	1,335,000	1,688,188
Washington Certificate of Participation Series B	5.00	7-1-2037	1,585,000	1,990,966
Washington Motor Vehicle Fuel Tax Refunding Bond Series D	5.00	7-1-2031	5,830,000	6,832,935
Washington Office Building Refunding Bond	5.00	7-1-2026	2,750,000	3,192,090
				21,131,279

Resource Recovery Revenue : 0.20%
Seattle WA Solid Waste System Improvement & Refunding Bond	4.00	6-1-2033	1,175,000	1,321,017
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2027	620,000	754,149
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2028	1,455,000	1,767,389
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2029	1,525,000	1,848,803
				5,691,358

30

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities Revenue : 0.30%
Energy Northwest Washington Wind Project	5.00%	7-1-2022	$1,185,000	$1,298,547
Lewis County WA Public Utility District Refunding Bond	5.25	4-1-2032	6,115,000	6,982,841
				8,281,388

				110,333,624

West Virginia : 0.69%
GO Revenue : 0.29%
Ohio County WV Public School Bond	3.00	6-1-2027	2,740,000	2,970,900
West Virginia State Road Bond Series 2018 B	5.00	12-1-2036	4,000,000	4,996,320
				7,967,220

Health Revenue : 0.06%
West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00	6-1-2031	375,000	453,780
West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00	6-1-2032	950,000	1,145,919
				1,599,699

Miscellaneous Revenue : 0.34%
West Virginia EDA Excess Lottery Series A	5.00	7-1-2038	2,980,000	3,643,467
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2026	1,520,000	1,807,098
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2027	1,595,000	1,893,361
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2029	1,755,000	2,081,219
				9,425,145

				18,992,064

Wisconsin : 0.74%
Education Revenue : 0.25%
Wisconsin PFA Charter School Voyager Foundation Incorporate Project Series A	6.00	10-1-2032	1,475,000	1,618,709
Wisconsin PFA KU Campus Development Corporation Central District Development Project	5.00	3-1-2032	4,315,000	5,198,885
				6,817,594

GO Revenue : 0.08%
Wisconsin Series A	4.00	5-1-2032	2,000,000	2,122,860

Health Revenue : 0.37%
Wisconsin HEFA Series A	4.00	11-15-2039	2,250,000	2,464,583
Wisconsin HEFA Series A	5.00	7-15-2021	3,500,000	3,729,110
Wisconsin HEFA Series A	5.00	11-15-2023	3,500,000	3,988,425
				10,182,118

Miscellaneous Revenue : 0.04%
Milwaukee WI RDA Public Schools	5.00	11-15-2029	420,000	507,482

31

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

		Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Milwaukee WI RDA Public Schools		5.00%	11-15-2030	$635,000	$765,727
					1,273,209

					20,395,781

Total Municipal Obligations (Cost $2,565,952,276)					2,711,483,467

Total investments in securities (Cost $2,565,952,276)	98.58%				2,711,483,467
Other assets and liabilities, net	1.42				39,169,528

Total net assets	100.00%				$2,750,652,995

±	Variable rate investment. The rate shown is the rate in effect at period end.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is purchased on a when-issued basis.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MUD	Municipal Utility District
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

32

Wells Fargo Intermediate Tax/AMT-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$2,711,483,467	$0	$2,711,483,467

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended September 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 100.98%
Guam : 0.96%
Airport Revenue : 0.42%
Guam Port Authority Series 2018B	5.00%	7-1-2035	$605,000	$722,679

Water & Sewer Revenue : 0.54%
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2022	865,000	940,731

				1,663,410

Illinois : 2.28%
GO Revenue : 1.97%
Illinois Refunding Bond Series 2018A	5.00	10-1-2021	500,000	527,510
Kane, Cook and DuPage Counties IL School District #46 Series 2015D	5.00	1-1-2027	965,000	1,090,807
Kendall Kane & Will Counties IL Communities Scholl District #308 Series 2016	5.00	2-1-2025	1,550,000	1,795,288
				3,413,605

Miscellaneous Revenue : 0.31%
Illinois Series 2017D	5.00	11-1-2022	500,000	538,345

				3,951,950

Minnesota : 97.44%
Airport Revenue : 2.50%
Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2014A	5.00	1-1-2032	750,000	849,818
Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2016C	5.00	1-1-2046	1,000,000	1,189,030
Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2016D	5.00	1-1-2041	250,000	293,075
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014A	5.00	1-1-2029	500,000	570,950
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014B	5.00	1-1-2026	1,250,000	1,422,413
				4,325,286

Education Revenue : 22.81%
Anoka County MN Charter School Series A	3.65	6-1-2020	185,000	187,764
Anoka County MN Charter School Series A	3.75	6-1-2021	245,000	253,675
Anoka County MN Charter School Series A	5.00	6-1-2027	510,000	532,430
Anoka County MN Charter School Series A	5.00	6-1-2032	300,000	313,194
Anoka County MN Charter School Series A	5.00	6-1-2043	1,100,000	1,148,378
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A	4.00	7-1-2020	100,000	100,442
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A	5.50	7-1-2040	750,000	800,460
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2029	590,000	638,563
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2034	500,000	533,870
Columbus MN Charter School New Millennium Academy Project Series 2015A	5.50	7-1-2030	1,000,000	924,860
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015A	5.25	7-1-2040	500,000	543,540
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2025	125,000	133,388

1

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Minnesota Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00%	7-1-2026	$100,000	$106,326
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2027	100,000	105,836
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	5.25	7-1-2037	400,000	436,788
Forest Lakes MN Charter School Lakes International Language Academy Project Series 2014A	5.50	8-1-2036	500,000	537,170
Ham Lake MN Charter School DaVinci Academy Project Series 2012A	4.00	7-1-2028	370,000	382,365
Ham Lake MN Charter School DaVinci Academy Project Series 2016A	5.00	7-1-2031	625,000	672,250
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series 2014A	5.00	7-1-2029	600,000	643,908
Minneapolis MN Charter School Yinghua Academy Project Series 2013A	5.00	7-1-2023	250,000	261,915
Minnesota HEFAR Bethel University Series 2017	5.00	5-1-2037	1,250,000	1,450,163
Minnesota HEFAR College of St. Scholastica Series 2019	4.00	12-1-2040	1,000,000	1,104,280
Minnesota HEFAR College of St. Scholastica Series 7R	4.25	12-1-2027	400,000	431,444
Minnesota HEFAR Hamline University Series 2017B	5.00	10-1-2035	1,000,000	1,144,490
Minnesota HEFAR Hamline University Series 7E	4.50	10-1-2021	300,000	309,390
Minnesota HEFAR Hamline University Series 7E	5.00	10-1-2029	500,000	518,120
Minnesota HEFAR St. Benedict College Series 2017	4.00	3-1-2036	410,000	446,552
Minnesota HEFAR St. Benedict College Series 7M	5.13	3-1-2036	275,000	279,290
Minnesota HEFAR St. Catherine University Series A	5.00	10-1-2045	2,000,000	2,335,280
Minnesota HEFAR St. Olaf College Series 8N	4.50	10-1-2030	500,000	500,000
Minnesota HEFAR St. Thomas University Series 7U	5.00	4-1-2023	750,000	842,198
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2028	920,000	1,110,560
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2029	750,000	904,275
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2035	750,000	886,973
Minnesota Higher Education Facilities Authority Series 2019	5.00	10-1-2040	750,000	931,620
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds Series 2018	5.00	11-1-2026	700,000	834,449
Minnesota State Colleges & Universities Revenue Fund & Refunding Bonds Series 2017A	5.00	10-1-2027	500,000	622,350
Moorhead MN Educational Facilities Bond The Concordia College Corporation Project Series 2016	5.00	12-1-2025	2,000,000	2,246,580
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	4.15	9-1-2024	440,000	449,337
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	5.00	9-1-2034	1,100,000	1,159,125
Rice County MN Educational Facilities Shattuck-St. Mary’s School Project 144A	5.00	8-1-2022	955,000	1,005,567
St. Cloud MN Charter School Lease Revenue Bonds Stride Academy Project Series 2016A	5.00	4-1-2036	750,000	507,990
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2016A	5.25	9-1-2031	1,000,000	1,110,500
St. Paul MN Housing & RDA Charter School Lease Revenue German Immersion School Project Series 2013A	4.00	7-1-2023	175,000	179,506
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities Academy Project Series 2015A	5.00	7-1-2035	925,000	990,157
St. Paul MN Housing & RDA Charter School Twin Cities German Immersion School Project Series 2019	5.00	7-1-2055	750,000	824,798
St. Paul MN Housing & RDA Conservatory for Performing Artists Series A	4.00	3-1-2028	150,000	151,331
St. Paul MN Housing & RDA Hope Community Academy Project Series 2015A	5.00	12-1-2034	1,645,000	1,750,971
University of Minnesota Series 2017A	5.00	9-1-2042	770,000	940,286
University of Minnesota Series 2019A	5.00	4-1-2044	2,000,000	2,504,900
University of Minnesota State Supported Biomedical Science Series 2011B	5.00	8-1-2036	1,000,000	1,060,300
Woodbury MN Charter School Series A	3.90	12-1-2022	220,000	228,811
Woodbury MN Charter School Series A	5.00	12-1-2027	215,000	226,251
Woodbury MN Charter School Series A	5.00	12-1-2032	220,000	230,369
				39,475,335

2

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue : 14.42%
Hastings MN Independent School District #200 CAB Series A (South Dakota Credit Program Insured) ¤	0.00%	2-1-2032	$1,305,000	$943,450
Hastings MN Independent School District #200 CAB Series A (South Dakota Credit Program Insured) ¤	0.00	2-1-2033	1,145,000	793,691
Hennepin County MN Series 2016B	5.00	12-1-2029	450,000	559,881
Hennepin County MN Series 2017C	5.00	12-1-2031	2,000,000	2,474,840
Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00	2-1-2025	160,000	185,848
Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00	2-1-2026	185,000	220,004
Minnesota Series 2018A	5.00	8-1-2032	2,700,000	3,457,620
Minnesota Various Purpose Bonds Series 2015A	5.00	8-1-2028	3,400,000	4,096,150
Mounds View MN Independent School District #621 Series A (South Dakota Credit Program Insured)	4.00	2-1-2022	530,000	531,134
Rosemount MN Independent School District #196 School Building Series 2016A (South Dakota Credit Program Insured)	5.00	2-1-2027	1,500,000	1,829,955
Roseville MN Independent School District #623 School Building Series A (South Dakota Credit Program Insured)	5.00	2-1-2031	2,090,000	2,547,815
Sartell MN Independent School District #748 St. Stephen Public Schools GO Series 2016A (South Dakota Credit Program Insured)	5.00	2-1-2027	1,250,000	1,484,100
Shakopee MN Independent Scholl District #720 Series 2015A (South Dakota Credit Program Insured)	5.00	2-1-2020	1,125,000	1,137,938
Shakopee MN Independent School District #720 Series 2015A (South Dakota Credit Program Insured) ##	5.00	2-1-2023	1,000,000	1,111,040
St. Francis MN Independent School District #15 Series A (South Dakota Credit Program Insured)	5.00	2-1-2027	485,000	540,528
St. Francis MN Independent School District #15 Series A (South Dakota Credit Program Insured)	5.00	2-1-2028	220,000	245,111
St. Lous Park Independent School District #203 Series 2019A (South Dakota Credit Program Insured)	5.00	2-1-2028	1,370,000	1,743,846
Willmar MN Rice Memorial Hospital Project Series 2012A	5.00	2-1-2026	1,000,000	1,045,750
				24,948,701

Health Revenue : 23.28%
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2011	5.00	11-1-2041	3,000,000	3,008,790
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2026	750,000	861,315
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2027	500,000	572,765
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2029	300,000	341,562
Center City MN Heath Care Facilities Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2030	250,000	287,685
Center City MN Heath Care Facilities Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2031	250,000	285,945
Center City MN Heath Care Facilities Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2034	300,000	338,973
Duluth MN EDA Health Care Facilities Essentia Health Series A	5.00	2-15-2048	650,000	764,426
Duluth MN EDA Health Care Facilities Essentia Health Series A	5.25	2-15-2053	2,500,000	2,976,650
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013	4.00	4-1-2022	735,000	774,146
Maple Grove MN HCFR Maple Grove Hospital Corporation	5.00	5-1-2030	850,000	1,029,104
Maple Grove MN HCFR North Memorial Health Care Series 2015	5.00	9-1-2023	655,000	738,309
Maple Grove MN HCFR Series 2017	5.00	5-1-2031	500,000	602,225
Maple Grove MN HCFR Series 2017	5.00	5-1-2032	500,000	599,515
Minneapolis & St. Paul MN Housing & RDA Allina Health System Series 2017A	5.00	11-15-2029	1,000,000	1,235,510
Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-1 (JPMorgan Chase & Company LOC) ø	1.76	11-15-2035	800,000	800,000
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A	5.25	8-15-2025	1,000,000	1,031,280

3

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Minnesota Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A	5.25%	8-15-2035	$1,000,000	$1,031,190
Minneapolis MN Health Care System Fairview Health Services Series 2015A	5.00	11-15-2033	2,000,000	2,354,840
Minneapolis MN Health Care System Revenue Refunded Bond Fairview Health Services Series A	5.00	11-15-2049	1,000,000	1,199,310
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (AGC Insured)	4.00	2-15-2020	50,000	50,505
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (AGC Insured)	5.00	2-15-2030	2,000,000	2,022,280
Plato MN Health Care Facilities Bond Glencoe Regional Health Services Project Series 2017	5.00	4-1-2041	550,000	623,238
Red Wing MN Senior Housing Deer Crest Project Series A	5.00	11-1-2032	660,000	680,876
Red Wing MN Senior Housing Deer Crest Project Series A	5.00	11-1-2042	560,000	576,929
Rochester MN Healthcare Facilities Mayo Clinic ø	1.61	11-15-2047	3,100,000	3,100,000
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	750,000	800,970
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2027	700,000	802,802
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2029	725,000	829,589
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2030	2,000,000	2,402,160
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2031	2,000,000	2,393,900
St. Cloud MN Health Care Unrefunded Revenue Bonds CentraCare Health	5.13	5-1-2030	125,000	127,571
St. Paul MN Housing & RDA Fairview Health Services Series 2017A	5.00	11-15-2034	565,000	691,187
St. Paul MN Housing & RDA Healthfirst Care Systems Project Series 2015A	5.00	11-15-2027	1,000,000	1,205,850
St. Paul MN Housing & RDA Healthpartners Obligation Group	5.00	7-1-2025	250,000	297,675
St. Paul MN Housing & RDA Healthpartners Obligation Group	5.00	7-1-2031	2,010,000	2,328,565
Winona MN Health Care Facilities Refunding Bond Series 2012	5.00	7-1-2034	500,000	518,780
				40,286,417

Housing Revenue : 7.07%
Brooklyn Park MN Multi Housing Revenue Bonds Amorce Limited Partnership Project Series 2019A (GNMA Insured)	1.25	1-1-2022	1,735,000	1,726,828
Dakota County MN Community Development Agency SFMR (GNMA/FNMA/FHLMC Insured)	5.30	12-1-2039	9,269	9,277
Minneapolis MN Student Housing Riverton Community Housing Project Series 2014	5.00	8-1-2032	860,000	921,180
Minnesota HFA Series D (SIFMA Municipal Swap +0.43%) (GNMA/FNMA/FHLMC Insured) ±	2.01	1-1-2045	1,000,000	994,910
Minnesota Housing Finance Agency Rental Bond Series 2019C ##	1.60	8-1-2021	1,475,000	1,475,767
Minnesota Housing Finance Agency Residential Housing Series 2012D (GNMA/FNMA/FHLMC Insured)	4.00	7-1-2040	180,000	183,598
Minnesota Housing Finance Agency State Appropriation Bonds Series 2015A	5.00	8-1-2027	1,665,000	1,942,189
Minnesota Housing Finance Agency State Appropriation Bonds Series 2015A	5.00	8-1-2032	500,000	579,915
Oak Park Heights MN Boutwells Landing Project Series 2005 (FHLMC LIQ) ø	1.59	11-1-2035	2,900,000	2,900,000
Rochester MN Multifamily Housing Bella Grove Apartments Project Series 2019B (United Fidelity Bank LOC) ø	1.59	5-1-2061	1,500,000	1,500,000
				12,233,664

Miscellaneous Revenue : 13.23%
Anoka Hennepin MN Independent School District #11 Certificate of Participation Series 2014A	5.00	2-1-2034	1,000,000	1,142,940
Duluth MN Independent School District #709 Certificate of Participation Series 2019A	4.00	3-1-2026	700,000	756,966
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (South Dakota Credit Program Insured)	5.00	2-1-2026	395,000	472,345
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (South Dakota Credit Program Insured)	5.00	2-1-2028	700,000	868,728

4

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Goodhue County MN Education District #6051 Red Wing Certificate of Participation Series 2014A	5.00%	2-1-2029	$750,000	$847,875
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (AGM Insured, U.S. Bank NA LIQ, U.S. Bank NA SPA)	1.70	8-15-2037	1,000,000	1,000,000
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A	6.00	12-1-2040	1,000,000	1,051,630
Minnesota General Fund Appropriation Bonds Series 2012B	5.00	3-1-2027	2,000,000	2,170,840
Minnesota General Fund Appropriation Bonds Series 2012B	5.00	3-1-2029	2,000,000	2,166,360
Minnesota General Fund Appropriation Bonds Series 2014A	5.00	6-1-2033	1,000,000	1,126,640
Minnesota Legislative Office Facility Project Certificate of Participation Series 2014	5.00	6-1-2023	435,000	492,751
Minnetonka MN Independent School District #276 Certificate of Participation Series 2016F	5.00	2-1-2025	205,000	228,612
Minnetonka MN Independent School District #276 Certificate of Participation Series 2018C	5.75	2-1-2042	2,145,000	2,562,224
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2013A	4.00	2-1-2024	1,100,000	1,185,789
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2015B	5.00	2-1-2034	1,500,000	1,740,225
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2009A	5.00	2-1-2024	250,000	250,715
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2026	500,000	561,630
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2027	1,000,000	1,117,820
St. Cloud MN Independent School District #742 Certificate of Participation Series 2017A	5.00	2-1-2032	500,000	582,340
St. Cloud MN Independent School District #742 Certificate of Participation Series 2017A	5.00	2-1-2034	350,000	406,053
St. Paul MN Housing & RDA Charter School Nova Classical Academy Project Series 2011A	6.63	9-1-2042	865,000	950,047
White Bear Lake MN Revenue Refunding Bonds YMCA of Greater Twin Cities Project Series 2018	5.00	6-1-2032	1,000,000	1,223,720
				22,906,250

Tax Revenue : 0.94%
Hennepin County MN Series 2019B	5.00	12-15-2031	1,260,000	1,624,631

Transportation Revenue : 1.05%
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2026	525,000	595,744
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2027	545,000	615,109
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	5.00	8-1-2025	500,000	601,285
				1,812,138

Utilities Revenue : 12.14%
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012	5.00	1-1-2042	1,500,000	1,610,235
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A	5.00	12-1-2026	700,000	773,752
Minnesota Municipal Power Agency Series A	5.00	10-1-2025	2,335,000	2,418,897
Northern Minnesota Municipal Power Agency Series 2013A	4.00	1-1-2028	450,000	480,492
Northern Minnesota Municipal Power Agency Series 2016	5.00	1-1-2030	520,000	616,871
Northern Minnesota Municipal Power Agency Series 2016	5.00	1-1-2031	350,000	413,343
Northern Minnesota Municipal Power Agency Series 2017	5.00	1-1-2041	400,000	470,376
Rochester MN Electric Utility Revenue Series 2013B	5.00	12-1-2025	315,000	360,921
Rochester MN Electric Utility Revenue Series 2013B	5.00	12-1-2026	250,000	285,245
Rochester MN Electric Utility Revenue Series 2017A	5.00	12-1-2037	500,000	599,980

5

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Minnesota Tax-Free Fund

		Interest rate	Maturity date	Principal	Value
Utilities Revenue (continued)
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A %%		5.00%	1-1-2032	$700,000	$910,973
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A %%		5.00	1-1-2033	560,000	725,116
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A %%		5.00	1-1-2034	615,000	793,553
Southern Minnesota Municipal Power Agency CAB Series 1994A (National Insured) ¤		0.00	1-1-2020	5,100,000	5,082,762
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2027	1,565,000	1,736,696
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2030	1,000,000	1,106,690
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2031	1,000,000	1,201,860
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2032	1,250,000	1,424,000
					21,011,762

					168,624,184

Virgin Islands : 0.30%
Tax Revenue : 0.30%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (AGM Insured)		5.00	10-1-2025	500,000	511,344

Total Municipal Obligations (Cost $167,850,539)					174,750,888

Total investments in securities (Cost $167,850,539)	100.98%				174,750,888
Other assets and liabilities, net	(0.98)				(1,700,690)

Total net assets	100.00%				$173,050,198

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
CAB	Capital appreciation bond
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement

6

Wells Fargo Minnesota Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$174,750,888	$0	$174,750,888

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended September 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

			Shares	Value
Exchange-Traded Funds : 1.38%
iShares National AMT-Free Municipal Bond ETF			632,339	$72,149,880

Total Exchange-Traded Funds (Cost $70,147,863)				72,149,880

	Interest rate	Maturity date	Principal
Municipal Obligations : 97.82%
Alabama : 1.78%
GO Revenue : 0.07%
Birmingham AL CAB Series A1	5.00%	3-1-2045	$3,000,000	3,427,020

Health Revenue : 0.29%
Alabama Health Care Authority for Baptist Health Series B ø	2.03	11-1-2042	12,600,000	12,600,000
UAB Medicine Finance Authority Series B	5.00	9-1-2034	1,000,000	1,267,840
UAB Medicine Finance Authority Series B	5.00	9-1-2035	1,000,000	1,263,900
				15,131,740

Miscellaneous Revenue : 0.88%
Alabama Federal Aid Highway Finance Authority Series A	5.00	6-1-2037	14,000,000	17,199,840
Alabama Federal Aid Highway Finance Authority Series A	5.00	9-1-2035	24,000,000	28,996,800
				46,196,640

Utilities Revenue : 0.43%
Southeast Alabama Gas Supply District Project #1 Series A	4.00	4-1-2049	1,410,000	1,526,001
Southeast Alabama Gas Supply District Project #2 Series A	4.00	6-1-2049	19,200,000	20,897,280
				22,423,281

Water & Sewer Revenue : 0.11%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2025	710,000	607,654
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	3,000,000	2,400,900
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2029	4,115,000	2,695,490
				5,704,044

				92,882,725

Alaska : 0.26%
Health Revenue : 0.26%
Alaska IDA Loan Anticipation YKHC Project	3.50	12-1-2020	11,300,000	11,324,973
Alaska IDA Tanana Chiefs Conference Project %%	5.00	10-1-2033	1,930,000	2,349,022
				13,673,995

Arizona : 1.70%
Education Revenue : 0.47%
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,085,000	1,135,702
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.88	6-15-2048	2,435,000	2,548,228
Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	2,000,000	2,303,640
Phoenix AZ IDA Rowan University Project Series 2012	5.25	6-1-2034	1,000,000	1,082,800
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	7,390,000	7,389,852
Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	6,395,000	6,394,744

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Pima County AZ IDA Noah Webster Schools-Pima Project	7.00%	12-15-2043	$3,225,000	$3,620,804
				24,475,770

Health Revenue : 0.17%
Arizona Health Facilities Authority Revenue Bond Banner Health Series 2012A	4.00	1-1-2043	5,565,000	5,772,630
Tempe AZ IDA Friendship Village Project Series A	5.25	12-1-2020	1,000,000	1,036,710
Tempe AZ IDA Friendship Village Project Series A	5.38	12-1-2021	1,000,000	1,065,390
Tempe AZ IDA Friendship Village Project Series A	5.50	12-1-2022	1,000,000	1,064,950
				8,939,680

Miscellaneous Revenue : 0.23%
Arizona Board Regents Certificates Refunding University Arizona Series C	5.00	6-1-2028	3,250,000	3,534,343
Navajo Nation AZ Refunding Bond Series A 144A	5.50	12-1-2030	7,275,000	8,295,683
				11,830,026

Resource Recovery Revenue : 0.06%
Yavapai County AZ IDA Waste Management Incorporated Project	2.80	6-1-2027	3,200,000	3,262,400

Tax Revenue : 0.32%
Phoenix AZ Civic Improvement Corporation Series A	5.00	7-1-2034	13,875,000	16,421,756

Utilities Revenue : 0.25%
Maricopa County AZ PCR Public Service Company of New Mexico Palo Verde Project Series B	5.20	6-1-2043	100,000	102,319
Mesa AZ Series A	5.00	7-1-2043	10,550,000	13,142,030
				13,244,349

Water & Sewer Revenue : 0.20%
Phoenix AZ Civic Improvement Corporation Junior Lien Refunding Bond	5.00	7-1-2034	8,805,000	10,655,899

				88,829,880

California : 4.90%
Airport Revenue : 1.10%
Los Angeles CA Department Airports AMT Subordinate Revenue Bond	5.00	5-15-2034	1,750,000	2,069,830
Los Angeles CA Department of Airports Subordinate Revenue Bonds	4.00	5-15-2036	2,000,000	2,207,620
Los Angeles CA Department of Airports Subordinate Revenue Bonds Series A	5.25	5-15-2048	15,000,000	18,290,400
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	30,000,000	34,715,400
				57,283,250

Education Revenue : 0.13%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	2,230,000	2,492,694
University of California Series K	4.00	5-15-2046	3,880,000	4,249,376
				6,742,070

GO Revenue : 0.75%
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2031	2,175,000	1,675,838

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Alhambra CA Unified School District CAB Election of 2008 Series B (AGC Insured) ¤	0.00%	8-1-2031	$7,500,000	$5,778,750
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2032	3,795,000	2,832,664
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2034	5,000,000	3,508,250
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2035	6,700,000	4,548,161
California Tender Option Bond Trust Receipts/Certificates Santa Clara County CA San Jose Unified School District Series 2015 (JPMorgan Chase & Company LIQ) 144Aø	1.73	8-1-2022	2,050,000	2,050,000
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2031	1,000,000	766,010
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2032	1,000,000	741,710
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2033	1,000,000	719,610
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2032	2,515,000	1,791,258
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2033	2,000,000	1,377,680
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2030	2,000,000	1,576,040
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2031	2,000,000	1,525,360
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2032	1,660,000	1,224,831
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2033	1,230,000	879,647
Ontario Montclair CA School District CAB (AGC Insured) ¤	0.00	8-1-2028	1,500,000	1,264,050
Ontario Montclair CA School District CAB (AGC Insured) ¤	0.00	8-1-2030	2,000,000	1,585,280
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2031	2,000,000	1,544,700
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2033	1,000,000	728,160
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2034	2,000,000	1,410,920
Wiseburn CA School District CAB Election of 2010 Series B (AGM Insured) ¤	0.00	8-1-2034	2,530,000	1,792,758
				39,321,677

Health Revenue : 0.74%
California HFFA Dignity Health Series A (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	1.70	3-1-2042	15,000,000	15,000,000
California Statewide CDA Sutter Health Series A	6.00	8-15-2042	4,900,000	5,106,682
San Buenaventura CA Community Mental Health System	6.00	12-1-2019	1,040,000	1,046,885
San Buenaventura CA Community Mental Health System	6.25	12-1-2020	2,000,000	2,099,460
University of California Regents University Medical Center Pooled Revenue Bonds 2016 Series L	5.00	5-15-2047	3,885,000	4,538,612
University of California Regents University Medical Center Pooled Revenue Bonds Series L	4.00	5-15-2037	10,025,000	11,166,046
				38,957,685

Housing Revenue : 0.02%
California Community Housing Agency 144A	5.00	8-1-2049	1,000,000	1,122,040

Industrial Development Revenue : 0.23%
California PCFA Solid Waste Disposal AMT Green Bond Calplant I project 144A	7.50	12-1-2039	8,620,000	8,357,952
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00	7-1-2039	3,270,000	3,564,365
				11,922,317

Miscellaneous Revenue : 0.55%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	8,500,000	9,713,630

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
California Public Works Board Judicial Council Project Series A	5.00%	3-1-2031	$3,260,000	$3,638,779
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2027	2,095,000	1,828,286
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2028	4,450,000	3,781,210
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2029	4,520,000	3,742,876
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2031	2,185,000	1,696,041
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2032	2,000,000	1,501,280
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2033	4,295,000	3,109,838
				29,011,940

Tax Revenue : 0.52%
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series (Mizuho Bank Limited LOC) 144Aø	1.75	3-1-2036	10,000,000	10,000,000
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9002 (Mizuho Bank Limited LOC) 144Aø	1.75	3-1-2021	15,000,000	15,000,000
Norco CA Redevelopment Agency Tax Refunding Redevelopment Bond Project Area #1	6.00	3-1-2036	1,120,000	1,141,829
San Diego County CA Regional Transportation Commission Limited Tax Series A	5.00	4-1-2048	915,000	1,086,169
				27,227,998

Transportation Revenue : 0.47%
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	2.83	4-1-2036	23,545,000	24,615,120

Utilities Revenue : 0.39%
M-S-R California Energy Authority Gas Series B	6.13	11-1-2029	15,805,000	20,249,840

				256,453,937

Colorado : 4.07%
Airport Revenue : 0.12%
Denver CO City & County Airport System Revenue Series 2012A	5.00	12-1-2037	3,130,000	3,807,050
Denver CO City & County Airport System Revenue Series 2012B	5.00	11-15-2030	2,000,000	2,212,380
				6,019,430

Education Revenue : 0.91%
Colorado Board of Governors State University Enterprise System Revenue Bonds Series 2013C	5.25	3-1-2033	725,000	821,875
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series 2018 E-1	5.00	3-1-2040	555,000	660,411
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series E-1	5.00	3-1-2040	390,000	464,073
Colorado Board of Governors State University Enterprise System Revenue Unrefunded Bond Series 2018 E-1	5.00	3-1-2040	1,055,000	1,217,206
Colorado ECFA Alexander Dawson School LLC Project	5.00	2-15-2040	1,000,000	1,011,140
Colorado ECFA Charter School Aspen Ridge School Project Series 2015A 144A	4.13	7-1-2026	515,000	536,754
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	3,400,000	3,590,604
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series B-2	7.00	12-15-2046	3,940,000	4,304,489
Colorado ECFA Charter School Ben Franklin Academy Project	5.00	7-1-2036	750,000	856,043
Colorado ECFA Charter School Collegiate Project (Syncora Guarantee Incorporated Insured)	5.25	6-15-2024	1,140,000	1,142,713
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	1,190,000	1,346,235
Colorado ECFA Charter School District Montessori Charter School Project	5.00	7-15-2037	1,150,000	1,246,117

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Colorado ECFA Charter School Pinnacle High School Project Series 2009	5.13%	12-1-2039	$500,000	$501,140
Colorado ECFA Charter School Refunding and Improvement Bonds Skyview Academy Project 2014 144A	4.13	7-1-2024	500,000	513,480
Colorado ECFA Charter School Refunding and Improvement Bonds University Laboratory School Project 2015	5.00	12-15-2028	600,000	660,180
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	7.50	9-1-2033	5,015,000	6,186,855
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.00	9-1-2043	5,930,000	7,415,465
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	3,795,000	4,763,636
Colorado ECFA Charter School Twin Peaks Charter Academy	6.50	3-15-2043	1,290,000	1,350,308
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series 2010	5.00	9-1-2032	1,265,000	1,307,023
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B	5.00	9-1-2030	1,770,000	1,930,043
Colorado ECFA Union Colony School Project Revenue Bond Series 2018	5.00	4-1-2048	715,000	837,151
Colorado PFA Charter School Highline Academy Project	6.25	12-15-2020	150,000	154,559
Colorado PFA Charter School Highline Academy Project	6.75	12-15-2025	455,000	484,202
Colorado PFA Charter School Highline Academy Project	7.38	12-15-2040	4,010,000	4,295,151
				47,596,853

GO Revenue : 0.40%
Arapahoe County CO Copperleaf Metropolitan District #2	5.75	12-1-2045	500,000	524,385
Arapahoe County CO Littleton MetropolitanSchool District #6	5.50	12-1-2043	9,900,000	12,706,551
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	1,059,820
Aurora CO Park 70 Metropolitan District	5.00	12-1-2046	1,000,000	1,112,820
Colorado International Center Metropolitan District #3 Refunding Bonds	4.63	12-1-2031	635,000	652,126
Colorado Parker Homestead Metropolitan District Refunding & Improvement Bonds Series 2016	5.63	12-1-2044	1,000,000	1,060,410
Thompson Crossing Metropolitan District #4 Refunding & Improvement Bonds	5.00	12-1-2049	2,125,000	2,263,423
Weld County CO Eaton Area Park & Recreation District Series 2015	5.50	12-1-2038	1,075,000	1,144,778
Wheatlands CO Metropolitan District #2 Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	12-1-2030	500,000	591,745
				21,116,058

Health Revenue : 0.41%
Aspen Valley Hospital District Refunding Bonds Series 2012	5.00	10-15-2033	600,000	644,868
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Society Series 2015A	5.00	6-1-2040	1,000,000	1,195,350
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project Series 2017A	5.25	5-15-2047	1,000,000	1,127,520
Colorado Health Facilities Authority Sisters Leavenworth Series A	5.00	1-1-2040	5,000,000	5,045,000
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A	5.50	1-1-2035	1,000,000	1,152,380
Colorado Health Facilities Authority Sunny Vista Living Center Series 2015A 144A	5.00	12-1-2025	670,000	696,693
Colorado Health Facility Authority Commonspirit Health Series A2	5.00	8-1-2038	4,000,000	4,831,160
Colorado Health Facility Authority Hospital Revenue Series A	4.00	11-15-2043	3,500,000	3,908,835
Denver CO Health & Hospital Authority Refunding Bonds Series 2017A 144A	5.00	12-1-2034	500,000	600,490
University of Colorado Hospital Authority Series A	6.00	11-15-2029	2,000,000	2,011,040
				21,213,336

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.56%
Aurora CO Certificate of Participation Refunding Bonds Series 2009A	5.00%	12-1-2027	$2,000,000	$2,011,660
Aurora CO E-470 Public Highway Authority CAB Series A (National Insured) ¤	0.00	9-1-2034	4,000,000	2,674,640
Colorado Bridge Enterprise Revenue	4.00	12-31-2029	2,705,000	3,074,665
Colorado Bridge Enterprise Revenue	4.00	6-30-2030	3,115,000	3,532,722
Colorado Bridge Enterprise Revenue	4.00	6-30-2031	665,000	751,011
Colorado Regional Transportation District Certificate of Participation Series 2010A	5.38	6-1-2031	2,500,000	2,560,850
Colorado Regional Transportation District Certificate of Participation Series 2014A	5.00	6-1-2044	2,000,000	2,207,260
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2035	1,000,000	1,187,270
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2045	1,200,000	1,399,380
Fremont County CO Finance Corporation Certificate of Participation Series 2013	5.25	12-15-2038	1,265,000	1,358,003
Garfield County CO Public Library District Lease Purchase Financing Program Series 2009	5.00	12-1-2026	715,000	719,326
Longmont CO Certificate of Participation Series 2014	5.00	12-1-2034	1,000,000	1,124,180
Platte Valley CO Fire Protection District Series 2012	5.00	12-1-2036	325,000	345,667
Westminster CO Certificate of Participation Series 2015A	5.00	12-1-2035	2,000,000	2,378,920
Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	3,500,000	4,214,525
				29,540,079

Tax Revenue : 1.33%
City of Commerce City CO Sales and Use Tax Revenue Bonds, Series 2014 (AGM Insured)	5.00	8-1-2044	1,250,000	1,415,388
Colorado Park Creek Metropolitan District Refunding Bonds Series A	5.00	12-1-2045	500,000	565,625
Colorado Regional Transportation District Fastracks Project Revenue Bonds Series 2013A	5.00	11-1-2031	1,000,000	1,104,920
Denver CO City & County Refunding and Improvement Bonds Series A	5.00	8-1-2044	3,000,000	3,547,800
Regional Transportation District Colorado Fastracks Project Series A	5.00	11-1-2041	50,945,000	61,061,149
Thornton CO Development Authority East 144th Avenue and I-25 Project Series B	5.00	12-1-2034	1,375,000	1,598,616
				69,293,498

Transportation Revenue : 0.15%
Colorado E-470 Public Highway Authority CAB Series B (National Insured) ¤	0.00	9-1-2022	4,600,000	4,388,676
Colorado High Performance Transportation Enterprise U.S. 36 & I-25 Managed Lanes	5.75	1-1-2044	3,360,000	3,678,595
				8,067,271

Utilities Revenue : 0.06%
Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2	5.00	11-15-2038	3,000,000	3,372,570

Water & Sewer Revenue : 0.13%
Aurora CO Water Revenue Refunding Bond First Lien	5.00	8-1-2046	5,000,000	5,939,900
East Cherry Creek Valley CO Water and Sanitation District	5.00	11-15-2032	750,000	895,980
				6,835,880

				213,054,975

Connecticut : 0.79%
GO Revenue : 0.17%
Hamden CT BAN	5.00	8-15-2026	1,235,000	1,364,008
Hartford CT Series A	5.00	4-1-2028	3,165,000	3,509,352
Hartford CT Series B	5.00	4-1-2025	1,220,000	1,360,154

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Hartford CT Series B	5.00%	4-1-2026	$1,470,000	$1,635,346
Hartford CT Series B	5.00	4-1-2027	1,000,000	1,110,180
				8,979,040

Miscellaneous Revenue : 0.10%
Connecticut General Obligation Bonds 2012 Series E	5.00	9-15-2032	4,860,000	5,308,481

Tax Revenue : 0.52%
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2014A	5.00	9-1-2028	10,105,000	11,727,459
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2018B	5.00	10-1-2036	5,000,000	6,135,650
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2018B	5.00	10-1-2037	7,500,000	9,160,800
				27,023,909

				41,311,430

Delaware : 0.29%
Education Revenue : 0.20%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	7,500,000	8,140,500
Kent County DE Charter School Incorporated Project	7.38	5-1-2037	2,110,000	2,263,123
				10,403,623

Transportation Revenue : 0.09%
Delaware Transportation Authority U.S. 301 Project	5.00	6-1-2055	3,950,000	4,535,114

				14,938,737

District of Columbia : 0.71%
Education Revenue : 0.04%
District of Columbia Cesar Chavez Public Charter School	6.50	11-15-2021	2,265,000	2,296,461

GO Revenue : 0.12%
District Columbia	5.00	6-1-2037	5,000,000	6,105,200

Miscellaneous Revenue : 0.24%
District Columbia	5.00	10-15-2044	10,000,000	12,438,100

Tax Revenue : 0.31%
District of Columbia Income Tax Secured Series G	5.00	12-1-2036	15,000,000	16,090,650

				36,930,411

Florida : 5.80%
Airport Revenue : 1.70%
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	12,440,000	14,452,916
Broward County FL Port Facilities Revenue AMT Series B	4.00	9-1-2039	10,000,000	11,138,000
Greater Orlando FL Aviation Authority AMT Series A	5.00	10-1-2046	3,000,000	3,489,060
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series A	5.00	10-1-2048	7,000,000	8,364,020
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series B	5.00	10-1-2040	1,000,000	1,144,400

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Airport Revenue (continued)
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series E	5.00%	10-1-2048	$10,000,000	$12,055,600
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series F	5.00	10-1-2048	17,000,000	20,755,640
Jacksonville FL Port Authority Series B	5.00	11-1-2044	4,080,000	4,960,097
Jacksonville FL Port Authority Series B	5.00	11-1-2048	9,870,000	11,941,220
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	500,000	577,965
				88,878,918

Education Revenue : 0.58%
Capital Trust Agency Florida Educational Facilities Revenue Renaissance Charter School Incorporated 144A	5.00	6-15-2039	3,610,000	3,813,676
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	13,290,000	15,263,964
Florida Higher Educational Facilities Authority Jacksonville University Project Series A-1 144A	5.00	6-1-2048	2,000,000	2,203,600
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A	5.00	9-1-2025	530,000	578,029
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A	5.00	9-1-2028	1,195,000	1,299,515
Pinellas County FL Educational Facilities Authority Barry University Project	5.00	10-1-2027	1,600,000	1,704,672
Seminole County FL IDA Choices in Learning Series A	6.20	11-15-2026	1,535,000	1,607,038
Seminole County FL IDA Choices in Learning Series A	7.38	11-15-2041	3,525,000	3,752,327
				30,222,821

GO Revenue : 0.63%
Miami-Dade County FL School District	5.00	3-15-2046	15,000,000	17,562,000
Miami-Dade County FL Series 2014-A	5.00	7-1-2043	12,935,000	15,152,318
				32,714,318

Health Revenue : 1.01%
ACTS Retirement Life Communities Incorporated Obligated Group Escambia County Health Facilities Authority Refunding Bonds Series 2003B (AGC Insured, TD Bank NA SPA) ø	1.80	11-15-2029	1,475,000	1,475,000
Atlantic Beach FL Health Care Facilities Fleet Landing Project Series B	5.63	11-15-2043	5,000,000	5,598,600
Collier County FL IDA NCH Healthcare System Project	6.25	10-1-2039	17,015,000	18,149,730
Highlands County FL HFA Adventist Health System Series I5 ø	1.58	11-15-2035	10,450,000	10,450,000
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	2,500,000	2,501,050
Lee County FL IDA Shell Point Alliance	5.00	11-15-2049	6,350,000	7,353,808
Lee Memorial Health System Series B ø	1.78	4-1-2049	2,000,000	2,000,000
St. Petersburg FL Health Facilities Authority All Children’s Project Series A	6.50	11-15-2039	5,500,000	5,533,550
				53,061,738

Housing Revenue : 0.07%
Florida Housing Finance Corporation Journet Place Apartments Series 1	7.60	12-15-2047	790,000	971,210
Florida Housing Finance Corporation Villa Capri Phase III	7.60	12-15-2042	2,615,000	2,731,158
				3,702,368

Industrial Development Revenue : 0.04%
Florida Development Finance Corporation 144A	5.00	5-1-2029	2,000,000	2,208,260

Miscellaneous Revenue : 0.46%
CityPlace Florida Community Development District	5.00	5-1-2022	1,000,000	1,082,450

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Collier County FL School Board Refunding Bond Certificate of Participation (AGM Insured)	5.25%	2-15-2021	$1,000,000	$1,053,570
Hillsborough County FL	5.00	10-1-2038	8,000,000	9,445,760
Indigo FL Community Development District Series C ††	1.40	5-1-2030	2,248,150	1,573,705
Lakeside Plantation FL Community Development District Series A	6.95	5-1-2031	1,041,000	1,042,551
Marshall Creek Florida Community Development District ††	5.00	5-1-2032	1,865,000	1,822,385
Marshall Creek Florida Community Development District	6.32	5-1-2045	120,000	116,734
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2033	1,525,000	1,778,806
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2035	1,680,000	1,961,333
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2036	1,765,000	2,056,419
Pinellas County FL IDA Drs. Kiran & Pallavi Patel Project	5.00	7-1-2039	2,000,000	2,330,280
				24,263,993

Resource Recovery Revenue : 0.08%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.00	8-1-2029	4,000,000	4,250,080

Tax Revenue : 0.79%
Florida Board of Education Public Education Refunding Capital Outlay Series D	4.00	6-1-2031	8,000,000	8,516,720
Florida Board of Education Series E	5.00	6-1-2031	10,065,000	12,094,205
Florida Board of Public Education Series B	4.00	6-1-2037	4,000,000	4,643,200
Florida Board of Public Education Series B	4.00	6-1-2039	4,910,000	5,667,613
Florida Board of Public Education Series E	4.00	6-1-2036	8,740,000	10,209,019
				41,130,757

Transportation Revenue : 0.09%
Florida Department of Transportation Series A (AGM Insured)	4.00	7-1-2038	4,170,000	4,778,278

Utilities Revenue : 0.10%
Jacksonville FL Electric Authority Subordinate Revenue Bonds 2012 Series A	4.00	10-1-2031	5,040,000	5,203,397

Water & Sewer Revenue : 0.25%
Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00	11-1-2031	1,155,000	1,277,003
Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00	11-1-2032	1,465,000	1,617,741
Florida Keys Aqueduct Authority Series A	5.00	9-1-2041	2,750,000	3,208,618
Viera East Florida Community Development District Water Management Project (National Insured)	5.75	5-1-2020	2,020,000	2,059,451
Viera East Florida Community Development District Water Management Project (National Insured)	5.75	5-1-2021	2,140,000	2,253,570
Viera East Florida Community Development District Water Management Project (National Insured)	5.75	5-1-2022	2,265,000	2,463,844
				12,880,227

				303,295,155

Georgia : 3.52%
Education Revenue : 0.19%
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A ††	4.38	7-1-2025	1,705,000	1,480,997
Georgia Private Colleges & Universities Authority Mercer University Project	5.00	10-1-2040	5,000,000	5,612,900

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Georgia Private Colleges & Universities Authority Series A	5.25%	10-1-2027	$2,655,000	$2,843,505
				9,937,402

Health Revenue : 0.59%
Fulton County GA Development Authority Hospital Revenue Bond Series A	5.00	4-1-2047	2,250,000	2,627,708
Gainesville & Hall Counties GA Development Authority Senior Living Facilities Lanier Village Series B (AGC Insured, TD Bank NA SPA) ø	1.80	11-15-2033	6,825,000	6,825,000
Gainesville GA Hospital Authority Series C ø	1.78	2-15-2047	18,450,000	18,450,000
The Glynn-Brunswick Memorial Hospital Authority Revenue Anticipation Certificates Series 2015	5.00	8-1-2034	2,580,000	2,945,354
				30,848,062

Transportation Revenue : 0.12%
Georgia Road & Tollway Authority CAB I-75 South Expressway Lanes Project Series A 144A¤	0.00	6-1-2034	3,750,000	1,619,775
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B 144A¤	0.00	6-1-2049	5,600,000	4,578,896
				6,198,671

Utilities Revenue : 2.62%
Appling County GA Development Authority Oglethorpe Power Corporation Hatch Project	2.40	1-1-2038	16,530,000	16,586,202
Bartow County GA Development Authority	2.75	12-1-2032	20,000,000	20,588,200
Burke County GA Development Authority	2.93	11-1-2053	14,750,000	15,373,778
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2	2.93	11-1-2048	10,000,000	10,422,900
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	5,000,000	5,117,200
Georgia Municipal Electric Authority Power Series EE (Ambac Insured)	7.25	1-1-2024	400,000	487,176
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Royal Bank of Canada LIQ)	4.00	3-1-2023	1,000,000	1,080,950
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.00	5-15-2032	3,745,000	4,597,399
Main Street Natural Gas Incorporated Georgia Gas Project Series B	4.00	8-1-2049	20,000,000	22,516,600
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	8-1-2048	15,000,000	16,282,200
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	2,900,000	3,136,640
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	2.15	4-1-2048	5,100,000	5,130,396
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4	5.00	1-1-2034	2,250,000	2,689,650
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4	5.00	1-1-2049	9,000,000	10,349,190
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project M	5.00	1-1-2037	1,100,000	1,310,408
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project M	5.00	1-1-2038	1,100,000	1,305,942
				136,974,831

				183,958,966

Guam : 0.13%
Airport Revenue : 0.02%
Guam Port Authority Private Activity-AMT Bond Series 2018B	5.00	7-1-2030	500,000	608,085

Housing Revenue : 0.00%
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (FHLMC Insured)	5.75	9-1-2031	60,000	61,367

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.07%
Guam Government Limited Obligation Bonds Section 30 Series A	5.38%	12-1-2024	$3,195,000	$3,216,694
Guam Government Limited Obligation Bonds Section 30 Series A	5.75	12-1-2034	500,000	503,700
				3,720,394

Tax Revenue : 0.02%
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	1,000,000	1,053,320

Water & Sewer Revenue : 0.02%
Guam Government Waterworks Authority Series 2013	5.25	7-1-2023	1,000,000	1,117,130

				6,560,296

Hawaii : 0.42%
Airport Revenue : 0.37%
Hawaii Airports System Revenue Series A	5.00	7-1-2048	7,000,000	8,356,530
Hawaii AMT Series A	5.00	7-1-2041	9,500,000	10,861,730
				19,218,260

GO Revenue : 0.05%
Hawaii Prerefunded Bond Series DZ	5.00	12-1-2031	1,670,000	1,803,633
Hawaii Unrefunded Bond Series DZ	5.00	12-1-2031	1,030,000	1,112,421
				2,916,054

				22,134,314

Idaho : 0.09%
Education Revenue : 0.09%
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A	5.75	12-1-2032	500,000	544,270
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	670,000	705,912
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	1,365,000	1,438,055
Idaho Housing & Finance Association Liberty Charter School Series A	6.00	6-1-2038	500,000	501,060
Idaho Housing & Finance Association Nonprofit CAB North Star Charter School Series B 144A¤	0.00	7-1-2049	1,276,564	246,185
Idaho Housing & Finance Association Nonprofit North Star Charter School Series A	6.75	7-1-2048	1,322,876	1,444,409

				4,879,891

Illinois : 12.98%
Airport Revenue : 0.58%
Chicago IL O’Hare International Airport AMT Passenger Facility Charge Series B	5.00	1-1-2026	5,000,000	5,380,750
Chicago IL O’Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	4,000,000	4,422,800
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien (AGM Insured)	5.50	1-1-2043	4,530,000	5,045,061
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	4,500,000	5,031,810
Chicago IL O’Hare International Airport Senior Lien Series B	5.00	1-1-2039	8,000,000	9,507,840

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Airport Revenue (continued)
Chicago IL O’Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00%	7-1-2038	$1,000,000	$1,182,450
				30,570,711

Education Revenue : 0.45%
Illinois Finance Authority Charter Schools Project Series A	6.25	9-1-2039	7,955,000	8,916,919
Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A	6.88	10-1-2031	1,570,000	1,682,035
Illinois Finance Authority Student Housing Illinois State University	6.75	4-1-2031	8,000,000	8,638,160
University of Illinois Auxiliary Facilities Systems CAB Series A (National Insured) ¤	0.00	4-1-2026	2,355,000	2,044,894
University of Illinois Auxiliary Facilities Systems CAB Series A (National Insured) ¤	0.00	4-1-2027	2,435,000	2,054,531
				23,336,539

GO Revenue : 3.71%
Champaign & Piatt Counties IL School Series A (AGM Insured)	5.00	10-1-2021	1,890,000	2,021,620
Chicago IL Board of Education CAB City Colleges (National Insured) ¤	0.00	1-1-2025	9,935,000	8,672,957
Chicago IL Board of Education CAB School Reform Series A (National Insured) ¤	0.00	12-1-2020	1,000,000	971,320
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2023	2,930,000	2,630,701
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2026	4,245,000	3,484,848
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2030	5,995,000	4,409,502
Chicago IL CAB Project & Refunding Bond Series C (AGM Insured) ¤	0.00	1-1-2026	7,360,000	6,270,941
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	1,285,000	1,450,842
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2034	1,500,000	1,686,465
Chicago IL Series A (National Insured)	5.00	1-1-2029	3,835,000	3,848,154
Chicago IL Series A	5.50	1-1-2034	7,175,000	8,066,924
Chicago IL Series A	5.50	1-1-2035	1,715,000	1,924,573
Chicago IL Series A (AGM Insured)	5.00	1-1-2028	9,550,000	9,650,180
Chicago IL Series A	5.50	1-1-2033	12,730,000	14,346,710
Cook County IL Series A	5.25	11-15-2022	3,000,000	3,124,500
Cook County IL Series C (AGM Insured)	5.00	11-15-2024	4,240,000	4,676,296
Cook County IL Series C	5.00	11-15-2025	2,140,000	2,337,843
Cook County IL Series C	5.00	11-15-2027	325,000	353,763
Cook County IL Series G	5.00	11-15-2028	27,000,000	27,974,430
Illinois (AGM Insured)	5.00	4-1-2026	3,000,000	3,374,910
Illinois	5.50	1-1-2030	2,900,000	3,555,429
Illinois Series 1 (National Insured)	6.00	11-1-2026	3,200,000	3,753,792
Illinois Series A (AGM Insured)	5.00	4-1-2024	3,000,000	3,305,970
Kane, Cook & DuPage Counties IL Refunding Bond Series D	5.00	1-1-2028	800,000	902,808
Kane, Cook & DuPage Counties IL Refunding Bond Series D	5.00	1-1-2033	2,000,000	2,234,700
Kane, Cook & DuPage Counties IL School District #46 CAB Series B (Ambac Insured) ¤	0.00	1-1-2023	8,215,000	7,813,287
Kane, Cook & DuPage Counties IL School District #46 CAB Series B (Ambac Insured) ¤	0.00	1-1-2023	16,725,000	15,727,019
Kane, Cook & DuPage Counties IL School District #46 Elgin Refunding Bond Series D	5.00	1-1-2035	1,850,000	2,058,884
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2025	805,000	721,047
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2026	5,050,000	4,412,892
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2027	12,050,000	10,248,525
Lake County IL School District #24 Millburn CAB (National Insured) ¤	0.00	1-1-2024	2,000,000	1,793,280
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2020	1,250,000	1,240,288
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2021	1,325,000	1,282,375
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2024	5,385,000	4,780,965
Lake County IL Township High School District #126 Zion-Benton CAB (National Insured) ¤	0.00	2-1-2020	910,000	904,440

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
McHenry & Kane Counties IL Community Consolidated School District #158	5.63%	1-15-2032	$2,500,000	$2,717,375
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (AGM/FGIC Insured) ¤	0.00	1-1-2023	805,000	753,569
Metropolitan Water Reclamation District of Greater Chicago Refunding Bond Series C	5.25	12-1-2032	1,500,000	1,989,120
Tazewell County IL School District #51 (National Insured)	9.00	12-1-2023	350,000	445,876
Will & Cook Counties IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2032	400,000	265,436
Will & Cook Counties IL Lincoln-Way Community High School District #210 Refunding Bond Series A	5.00	1-1-2028	500,000	537,280
Will County IL Community Unit School (National Insured) ¤	0.00	11-1-2020	2,110,000	2,068,475
Will County IL Community Unit School District #201 Crete-Monee Prerefunded Bond CAB (National Insured) ¤	0.00	11-1-2023	430,000	401,302
Will County IL Community Unit School District #201 Crete-Monee Unrefunded Bond CAB (National Insured) ¤	0.00	11-1-2023	1,070,000	980,441
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2033	2,830,000	1,792,550
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2026	7,000,000	5,975,200
				193,939,804

Health Revenue : 0.39%
Illinois Development Finance Authority Evanston Northwestern Healthcare Corporation Series B (JPMorgan Chase & Company SPA) ø	1.75	5-1-2031	3,985,000	3,985,000
Illinois Finance Authority Advocate Health Care	4.00	6-1-2047	3,000,000	3,096,360
Illinois Finance Authority Centegra Health System Project	5.00	9-1-2020	1,465,000	1,512,847
Illinois Finance Authority Friendship Village of Schaumberg	5.00	2-15-2022	1,680,000	1,703,873
Illinois Finance Authority Northwestern Memorial Hospital Series A4 (U.S. Bank NA SPA) ø	1.39	8-15-2042	9,980,000	9,980,000
				20,278,080

Miscellaneous Revenue : 0.98%
Chicago IL Board of Education Series C	5.00	12-1-2020	4,600,000	4,750,282
Chicago IL Board of Education Series C	5.00	12-1-2021	7,240,000	7,674,400
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	5,250,000	5,332,583
Illinois	5.00	8-1-2024	2,000,000	2,128,340
Illinois	5.00	8-1-2025	6,165,000	6,572,507
Illinois	5.25	7-1-2030	2,500,000	2,717,100
Illinois	5.50	7-1-2025	6,000,000	6,619,080
Illinois	5.50	7-1-2026	4,450,000	4,906,036
Illinois Series 2013	5.50	7-1-2038	4,000,000	4,351,880
Illinois Series 2017D	5.00	11-1-2022	5,935,000	6,390,155
				51,442,363

Tax Revenue : 5.46%
Chicago IL Motor Fuel Refunding Bond	5.00	1-1-2026	4,000,000	4,310,920
Chicago IL Motor Fuel Refunding Bond	5.00	1-1-2028	1,000,000	1,071,980
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2024	680,000	739,486
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2025	2,595,000	2,806,207
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2028	4,430,000	5,246,360
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2029	1,500,000	1,776,420
Chicago IL Series A	5.25	1-1-2038	6,000,000	6,518,880
Chicago IL Transit Authority Sales Tax Receipts Bonds (AGM Insured)	5.00	12-1-2044	4,000,000	4,506,400
Chicago IL Transit Authority Sales Tax Receipts Bonds	5.00	12-1-2046	18,250,000	20,746,418
Cook County IL Sales Tax Revenue Bonds Series 2012	5.00	11-15-2037	2,500,000	2,694,200
Illinois Regional Transportation Authority (AGM Insured)	5.75	6-1-2023	400,000	447,876

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Illinois Regional Transportation Authority Series A	5.00%	6-1-2044	$22,840,000	$25,517,305
Illinois Regional Transportation Authority Series A (National Insured)	6.00	7-1-2027	10,620,000	13,417,627
Illinois Regional Transportation Authority Series A (National Insured)	6.00	7-1-2033	5,000,000	7,012,150
Illinois Regional Transportation Authority Series B (National Insured)	5.50	6-1-2027	16,455,000	19,880,108
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	3,000,000	3,143,370
Illinois Sales Tax Revenue Build Illinois Bonds Junior Obligation Series C	4.00	6-15-2029	10,580,000	11,313,511
Illinois Sales Tax Securitization Series A	5.00	1-1-2038	2,000,000	2,313,340
Illinois Sales Tax Securitization Series C	5.00	1-1-2022	2,000,000	2,137,540
Illinois Sales Tax Securitization Series C	5.00	1-1-2023	2,500,000	2,742,500
Illinois Sales Tax Securitization Series C	5.00	1-1-2024	2,500,000	2,807,600
Illinois Sales Tax Series C	4.00	6-15-2031	5,000,000	5,294,450
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2021	7,705,000	7,432,705
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2022	2,295,000	2,162,647
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2024	17,570,000	15,683,333
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2025	2,575,000	2,233,426
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2026	2,030,000	1,707,332
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2025	3,745,000	4,244,770
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2026	4,775,000	5,408,022
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2027	8,845,000	10,000,865
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	4,030,000	4,549,910
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,500,000	3,954,790
Illinois State Sales Tax Revenue Bond Junior Obligation Tax Exempt Series A (Build America Mutual Assurance Company Insured)	4.00	6-15-2034	2,000,000	2,186,480
Illinois State Sales Tax Revenue Bond Junior Obligation Tax Exempt Series A (Build America Mutual Assurance Company Insured)	4.13	6-15-2037	1,945,000	2,126,002
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XG0108 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	1.76	4-1-2046	10,000,000	10,000,000
Illlinois Tender Option Bond Trust Receipts/Certificates Series 2019-XF0779 (Build America Mutual Assurance Company Insured, TD Bank NA LIQ) 144Aø	1.66	1-1-2048	8,000,000	8,000,000
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2026	12,245,000	10,242,085
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2030	25,700,000	18,738,898
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	6-15-2031	10,035,000	7,149,034
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2031	9,800,000	6,859,706
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured) ¤	0.00	6-15-2029	12,085,000	9,272,337
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	5,000,000	5,353,400
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	2,360,000	1,963,544
				285,713,934

Tobacco Revenue : 0.07%
Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,450,810

Transportation Revenue : 0.17%
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2025	2,960,000	3,397,518

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation Revenue (continued)
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25%	3-1-2027	$3,400,000	$4,015,196
Illinois Toll Highway Authority Toll Senior Series B	5.00	1-1-2039	1,500,000	1,681,380
				9,094,094

Utilities Revenue : 0.34%
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2030	7,000,000	8,223,600
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2031	8,000,000	9,368,720
				17,592,320

Water & Sewer Revenue : 0.83%
Chicago IL Second Lien	5.00	11-1-2029	4,600,000	5,007,422
Chicago IL Wastewater Refunding Second Lien Series C	5.00	1-1-2039	5,000,000	5,568,150
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	5,000,000	5,339,550
Chicago IL Wastewater Transmission Second Lien Series 2014	5.00	1-1-2039	11,525,000	12,613,306
Chicago IL Waterworks Second Lien (AGM Insured)	5.25	11-1-2032	3,250,000	3,968,770
Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	5,000,000	5,433,000
Illinois Finance Authority Clean Water Initiative	4.00	7-1-2038	5,000,000	5,701,250
				43,631,448

				679,050,103

Indiana : 0.87%
Health Revenue : 0.34%
Indiana Finance Authority Health System Revenue Bonds Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2033	12,885,000	14,399,374
Indiana HFFA Ascension Health Credit Group	5.00	11-15-2034	2,750,000	3,258,530
				17,657,904

Industrial Development Revenue : 0.33%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	9,970,000	10,987,837
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2040	2,470,000	2,704,304
Valparaiso IN Pratt Paper LLC Project	5.88	1-1-2024	825,000	901,313
Whiting IN	5.00	3-1-2046	2,500,000	2,766,325
				17,359,779

Miscellaneous Revenue : 0.14%
Carmel IN Local Public Improvement Multipurpose Bonds	5.00	7-15-2031	6,000,000	7,224,000

Utilities Revenue : 0.06%
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF0115 (JPMorgan Chase & Company LIQ) 144Aø	1.83	10-15-2019	3,500,000	3,500,000

				45,741,683

Iowa : 0.12%
GO Revenue : 0.04%
Altoona IA Annual Appropriation Urban Renewal Series C	5.00	6-1-2031	1,805,000	2,130,568

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue : 0.08%
Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	1.97%	4-1-2022	$4,000,000	$4,000,000

				6,130,568

Kansas : 0.91%
Housing Revenue : 0.14%
Kansas Development Finance Authority MFHR Woodland Village Apartments Project Series J	1.68	7-1-2022	7,250,000	7,253,263

Tax Revenue : 0.77%
Kansas Department of Transportation Series C	4.00	9-1-2030	6,650,000	7,147,354
Kansas Department of Transportation Series C	4.00	9-1-2031	10,000,000	10,739,500
Kansas Department of Transportation Series C	4.00	9-1-2032	7,500,000	8,051,175
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	35,395,000	14,574,953
				40,512,982

				47,766,245

Kentucky : 1.53%
Health Revenue : 0.24%
Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured) ¤	0.00	10-1-2024	9,260,000	8,238,437
Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured) ¤	0.00	10-1-2028	5,140,000	4,091,234
				12,329,671

Resource Recovery Revenue : 0.17%
Kentucky EDFA Refund Republic Services Incorporated Project B ø	1.30	4-1-2031	9,000,000	9,000,000

Transportation Revenue : 0.14%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2030	2,000,000	1,312,620
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2031	2,780,000	1,689,573
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2032	2,500,000	1,410,900
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C ¤	0.00	7-1-2033	1,000,000	1,101,420
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C ¤	0.00	7-1-2034	1,505,000	1,652,264
				7,166,777

Utilities Revenue : 0.98%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	7,750,000	8,578,940
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	15,750,000	17,405,955
Kentucky Public Energy Authority Gas Supply Series C	4.00	12-1-2049	15,000,000	16,590,900
Kentucky Public Energy Gas Supply Series A 2	4.00	4-1-2048	8,000,000	8,695,440
				51,271,235

				79,767,683

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Louisiana : 0.67%
Airport Revenue : 0.29%
New Orleans LA Aviation Board AMT Series B (AGM Insured)	5.00%	1-1-2033	$3,000,000	$3,424,110
New Orleans LA Aviation Board AMT Series B	5.00	1-1-2034	4,500,000	5,116,590
New Orleans LA Aviation Board General Airport North Terminal Project Series 2017B	5.00	1-1-2048	1,145,000	1,318,113
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2036	1,250,000	1,507,688
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2037	1,750,000	2,102,135
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2038	1,500,000	1,797,174
				15,265,810

GO Revenue : 0.04%
New Orleans LA (FGIC Insured)	5.50	12-1-2021	2,050,000	2,139,093

Industrial Development Revenue : 0.11%
St. John the Baptist Parish Louisiana Series A	2.20	6-1-2037	6,000,000	6,041,940

Miscellaneous Revenue : 0.19%
Louisiana Local Government Environmental Facilities and CDA Jefferson Parish Gomesa Project 144A%%	4.00	11-1-2044	2,000,000	2,002,400
Louisiana Series D	4.00	9-1-2032	7,005,000	7,868,717
				9,871,117

Water & Sewer Revenue : 0.04%
Shreveport LA Series B (AGM Insured)	4.00	12-1-2036	730,000	827,995
Shreveport LA Series B (AGM Insured)	4.00	12-1-2044	1,000,000	1,109,220
				1,937,215

				35,255,175

Maryland : 1.05%
Education Revenue : 0.35%
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2027	235,000	248,564
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2030	200,000	210,440
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,585,000	1,677,215
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90	8-1-2041	8,480,000	9,264,315
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	6,085,000	6,674,028
				18,074,562

Housing Revenue : 0.45%
Maryland CDA Department of Housing & Community Multifamily Development Bay Country Apartments 144A	2.52	2-1-2021	9,000,000	9,043,020
Maryland CDA Department of Housing & Community Multifamily Development Huntington Apartments Series C 144A	2.34	4-1-2021	7,000,000	7,026,810
Maryland CDA Department of Housing & Community Multifamily Development Park View Woodlawn Series E	2.41	5-1-2021	7,450,000	7,480,247
				23,550,077

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.25%
Baltimore MD Public Schools Construction & Revitalization Program	5.00%	5-1-2041	$6,000,000	$7,049,700
Howard County MD Certificate of Participation Agricultural Land Preservation #90-23 Series A	8.00	8-15-2020	290,000	304,628
Maryland State and Local Facilities Loan Series A	4.00	8-1-2030	5,000,000	5,820,950
				13,175,278

				54,799,917

Massachusetts : 2.04%
Education Revenue : 0.13%
Massachusetts Development Finance Agency Sabis International Charter Series A	8.00	4-15-2031	2,150,000	2,155,139
Massachusetts Development Finance Agency Sabis International Charter Series A	8.00	4-15-2039	3,900,000	3,909,321
Massachusetts Educational Financing Authority AMT Series B	5.38	1-1-2020	75,000	75,618
Massachusetts Educational Financing Authority Series I	6.00	1-1-2028	685,000	691,138
				6,831,216

GO Revenue : 0.21%
Massachusetts	5.00	3-1-2041	7,500,000	8,496,600
Massachusetts Series E	5.25	9-1-2048	1,765,000	2,201,785
				10,698,385

Miscellaneous Revenue : 0.22%
Massachusetts Series A	5.00	12-1-2036	10,850,000	11,634,130

Tax Revenue : 1.36%
Massachusetts Series D	4.00	5-1-2036	15,000,000	17,190,600
Massachusetts Series F	5.00	11-1-2041	5,000,000	6,072,300
Massachusetts Transportation Fund	5.00	6-1-2048	33,010,000	40,217,403
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2047	6,485,000	7,758,784
				71,239,087

Water & Sewer Revenue : 0.12%
Massachusetts Water Resources Authority Refunding General Series C	5.25	8-1-2042	6,100,000	6,506,687

				106,909,505

Michigan : 4.82%
Airport Revenue : 0.30%
Wayne County MI Airport Authority AMT	5.00	12-1-2029	6,000,000	7,067,400
Wayne County MI Airport Authority AMT	5.00	12-1-2030	7,220,000	8,475,775
				15,543,175

Education Revenue : 0.44%
Michigan Finance Authority Limited Obligation Public School Holly Academy	6.50	10-1-2020	35,000	35,768
Michigan Finance Authority Limited Obligation Public School Holly Academy	8.00	10-1-2040	1,350,000	1,438,790
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	7.50	12-1-2020	140,000	142,645
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	8.00	12-1-2030	1,135,000	1,173,692

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	8.25%	12-1-2039	$2,220,000	$2,292,461
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project 144A	6.50	9-1-2037	3,460,000	2,652,990
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project	8.50	9-1-2029	1,500,000	1,290,300
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project	8.75	9-1-2039	3,500,000	2,777,565
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	1,082,500	1,083,756
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project	8.38	12-1-2030	2,085,000	2,164,814
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project	8.63	12-1-2039	4,170,000	4,323,539
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A	6.50	12-15-2036	4,350,000	3,697,500
				23,073,820

GO Revenue : 0.31%
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2026	1,075,000	1,189,939
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2028	1,450,000	1,600,626
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2029	1,350,000	1,491,089
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2030	1,775,000	1,956,707
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2031	1,425,000	1,567,757
Wayne County MI Building Improvement Series A	6.75	11-1-2039	8,345,000	8,373,874
				16,179,992

Health Revenue : 0.51%
Michigan Finance Authority Trinity Health Credit Group Series A	5.00	12-1-2047	24,620,000	26,752,338

Housing Revenue : 0.19%
Michigan Housing Development Authority Multifamily Housing Revenue Bonds Renaissance Estates of Ecorse Phase II Project	1.78	11-1-2020	9,800,000	9,801,960

Miscellaneous Revenue : 1.14%
Michigan Building Authority Refunding Facilities Program Series I	5.00	4-15-2041	13,000,000	15,431,130
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	6,000,000	6,638,280
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bond Series F	4.50	10-1-2029	7,000,000	7,618,030
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2031	1,340,000	1,536,069
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2032	2,000,000	2,291,180
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2033	2,975,000	3,408,398
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2034	6,615,000	7,574,440
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2039	7,955,000	9,118,260
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Ambac Insured) ¤	0.00	5-1-2020	205,000	202,366
Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured)	4.00	11-1-2021	80,000	80,040
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Ambac Insured)	5.25	12-1-2023	920,000	921,656
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.75	5-1-2027	4,610,000	4,612,950
				59,432,799

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Tax Revenue : 0.57%
Detroit MI Downtown Development Authority CAB ¤	0.00%	7-1-2020	$2,070,000	$2,012,288
Detroit MI Downtown Development Authority Tax Increment Revenue Refunding Catalyst Development Project Series A (AGM Insured)	5.00	7-1-2021	400,000	422,692
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bond Series B	5.00	7-1-2044	16,845,000	18,580,877
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B	5.00	7-1-2039	7,895,000	8,758,239
				29,774,096

Utilities Revenue : 0.09%
Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project	1.45	8-1-2029	3,500,000	3,479,665
Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project Series KT	5.63	7-1-2020	1,200,000	1,235,244
				4,714,909

Water & Sewer Revenue : 1.27%
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	8,500,000	10,016,910
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	11,000,000	12,076,570
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	11,000,000	12,082,070
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-4	5.00	7-1-2031	6,500,000	7,499,440
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-6 (National Insured)	5.00	7-1-2036	3,250,000	3,696,550
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2025	2,000,000	2,318,380
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2026	1,945,000	2,233,599
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2027	2,260,000	2,613,148
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2028	3,480,000	4,017,869
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2032	5,750,000	6,578,173
Michigan Finance Authority Local Government Loan Program Series C	5.00	7-1-2035	2,000,000	2,323,100
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (National Insured)	5.00	7-1-2027	1,000,000	1,156,750
				66,612,559

				251,885,648

Minnesota : 0.42%
Health Revenue : 0.33%
Minneapolis MN Fairview Health Services Series 2018A	4.00	11-15-2048	2,315,000	2,556,154
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	14,000,000	14,951,440
				17,507,594

Utilities Revenue : 0.09%
Rochester MN Electric Utility Revenue Refunding Bond Series A	5.00	12-1-2042	3,895,000	4,632,869

				22,140,463

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mississippi : 0.37%
Industrial Development Revenue : 0.20%
Perry County MS PCR Leaf River Forest Products Incorporated Project (Georgia-Pacific LLC LOC) 144Aø	1.83%	2-1-2022	$10,575,000	$10,575,000

Miscellaneous Revenue : 0.17%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	8,155,000	8,846,381

				19,421,381

Missouri : 0.70%
GO Revenue : 0.10%
St. Louis MO Special Administrative Board of The St. Louis School District	4.00	4-1-2030	4,840,000	5,472,394

Miscellaneous Revenue : 0.48%
Kansas City MO IDA Kansas City International Airport Project	5.00	3-1-2039	3,000,000	3,631,320
Kansas City MO IDA Series B (AGM Insured)	5.00	3-1-2049	17,860,000	21,438,965
				25,070,285

Tax Revenue : 0.12%
Blue Springs MO Special Obligation Tax Refunding & Improvement Bonds Adams Farm Project Series A	4.00	6-1-2026	5,870,000	6,000,138
Manchester MO Highway 141 Manchester Road Project	6.00	11-1-2025	75,000	75,026
				6,075,164

				36,617,843

Nebraska : 0.23%
Utilities Revenue : 0.23%
Central Plains Energy Project Nebraska Refunding Project #3	5.00	9-1-2027	1,020,000	1,106,486
Central Plains Energy Project Nebraska Refunding Project #3	5.00	9-1-2033	6,000,000	7,724,280
Central Plains Energy Project Nebraska Refunding Project #3 Series 2012	5.00	9-1-2042	1,265,000	1,372,626
Central Plains Energy Project Nebraska Refunding Project #3 Series 2012	5.25	9-1-2037	1,800,000	1,966,896
				12,170,288

Nevada : 1.65%
GO Revenue : 1.63%
Clark County NV Refunding Bond Limited Tax	4.00	7-1-2032	6,000,000	6,918,180
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2035	9,585,000	10,716,509
Clark County NV Series A	5.00	6-1-2043	4,360,000	5,304,550
Clark County NV Series A	5.00	5-1-2048	50,115,000	60,623,614
Las Vegas NV Series A	4.00	2-1-2038	1,335,000	1,520,245
				85,083,098

Miscellaneous Revenue : 0.02%
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2022	405,000	430,713
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2023	325,000	351,527

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Las Vegas NV Special Improvement District #60 Local Improvement	5.00%	6-1-2024	$195,000	$213,529
				995,769

				86,078,867

New Jersey : 2.80%
Airport Revenue : 0.03%
South Jersey Port Corporation Marine Terminal Refunding Bond Series 2016S	5.00	1-1-2039	1,350,000	1,530,306

Education Revenue : 0.20%
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	5,830,000	6,594,022
Rutgers NJ State University Series L	5.00	5-1-2033	3,560,000	3,957,474
				10,551,496

GO Revenue : 0.40%
Bayonne NJ School Refunding Bonds (AGM Insured)	5.00	7-15-2023	2,505,000	2,823,486
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	5,000,000	5,518,350
Newark NJ Qualified General Improvement Series A	5.00	7-15-2026	2,205,000	2,434,959
Newark NJ Qualified General Improvement Series A	5.00	7-15-2027	6,035,000	6,657,088
Newark NJ Qualified General Improvement Series A	5.25	7-15-2024	1,325,000	1,455,645
Newark NJ Qualified General Improvement Series B	5.00	7-15-2025	385,000	431,858
Newark NJ Qualified General Improvement Series B	5.00	7-15-2026	395,000	442,649
Newark NJ Qualified General Improvement Series B	5.00	7-15-2027	405,000	452,899
Newark NJ Qualified General Improvement Series B	5.25	7-15-2024	375,000	417,634
				20,634,568

Housing Revenue : 0.17%
New Jersey Housing & Mortgage Finance Agency Villa Victoria Apartments Project Series F	2.43	11-1-2021	9,000,000	9,074,970

Miscellaneous Revenue : 0.97%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.13	7-1-2029	4,275,000	4,331,815
New Jersey EDA School Facilities Construction Refunding Bond Series II	5.00	3-1-2026	4,225,000	4,530,087
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2026	15,000,000	16,423,800
New Jersey TTFA Series A (National Insured)	5.75	6-15-2023	2,000,000	2,286,380
New Jersey TTFA Series A (National Insured)	5.75	6-15-2025	10,000,000	11,986,700
Newark NJ Housing Authority Port Authority Port Newark Marine Terminal Rental Refunding Bond Newark Redevelopment Project (National Insured)	5.25	1-1-2024	1,225,000	1,382,278
Newark NJ Housing Authority Port Newark Marine Terminal Rental (National Insured)	5.00	1-1-2032	7,620,000	9,631,147
				50,572,207

Transportation Revenue : 1.03%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2028	10,100,000	7,917,390
New Jersey TTFA CAB Series A ¤	0.00	12-15-2029	11,875,000	9,007,306
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	4,500,000	3,168,900
New Jersey TTFA CAB Series A ¤	0.00	12-15-2026	1,150,000	966,000
New Jersey TTFA Series A	5.00	6-15-2042	5,540,000	5,888,577
New Jersey TTFA Series AA	5.00	6-15-2044	1,000,000	1,093,840
New Jersey TTFA Series AA	5.25	6-15-2033	10,000,000	11,003,700
New Jersey TTFA Series B	5.25	6-15-2036	5,575,000	5,881,179

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation Revenue (continued)
New Jersey TTFA Series C	5.25%	6-15-2032	$8,000,000	$9,101,520
				54,028,412

				146,391,959

New Mexico : 0.01%
Housing Revenue : 0.01%
New Mexico Mortgage Finance Authority SFMR Class I (GNMA/FNMA/FHLMC Insured)	5.35	3-1-2030	400,000	407,340

New York : 8.33%
Airport Revenue : 0.40%
Port Authority of New York & New Jersey Series 205	5.25	11-15-2039	16,580,000	20,838,407

Education Revenue : 0.35%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65	2-1-2044	3,480,000	3,627,517
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	8.25	2-1-2041	9,375,000	9,856,781
Westchester County NY Local Development Pace University Series B	1.86	5-1-2044	5,000,000	5,000,000
				18,484,298

GO Revenue : 0.07%
New York NY Series F-1	5.00	3-1-2032	3,000,000	3,355,140

Health Revenue : 0.14%
Nassau County NY Local Economic Catholic Health Services	5.00	7-1-2021	7,000,000	7,406,630

Industrial Development Revenue : 0.13%
New York Liberty Development Corporation Refunding Bond %%	2.80	9-15-2069	1,000,000	1,016,930
New York Transportation Development Corporation Special Facilities Revenue AMT	5.00	1-1-2036	5,000,000	5,964,350
				6,981,280

Miscellaneous Revenue : 0.73%
Battery Park City Authority Subordinate Bond Series D-2 (TD Bank NA SPA) ø	1.54	11-1-2038	6,000,000	6,000,000
New York Environmental Facilities Corporation Municipal Water Trust	5.00	6-15-2048	10,035,000	12,314,551
New York Tender Option Bond Trust Receipts/Floater Certificates Series 2019-BAML3002 (Bank of America NA LIQ) 144Aø	1.66	1-15-2056	19,778,379	19,778,379
				38,092,930

Tax Revenue : 2.24%
New York City NY Transitional Finance Authority Building Aid Revenue Fiscal 2019 Subordinate Bond Series S 3 A	4.00	7-15-2038	4,500,000	5,124,420
New York City NY Transitional Finance Authority Building Aid Revenue Fiscal Year 2015 Series S1	5.00	7-15-2040	3,155,000	3,640,933
New York City NY Transitional Finance Authority Future Tax Secured Revenue Series A2	5.00	8-1-2037	12,140,000	14,780,207
New York City NY Transitional Future Tax Secured Subordinate Bond Series F1	5.00	5-1-2042	2,390,000	2,863,865
New York Dormitory Authority Personal Income Tax Series B	5.00	3-15-2042	1,500,000	1,618,845
New York Dormitory Authority Series A	5.00	2-15-2034	3,790,000	4,577,335
New York Dormitory Authority Series A	5.00	3-15-2033	17,170,000	21,904,284
New York Dormitory Authority Series B Group C	5.00	2-15-2044	14,860,000	17,079,341

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
New York Dormitory Authority Series B Group C	5.00%	2-15-2045	$7,330,000	$8,418,872
New York Dormitory Authority Series E	5.00	2-15-2044	9,600,000	11,033,760
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I	5.00	5-1-2033	5,395,000	6,051,572
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series A	5.00	8-1-2031	17,075,000	19,861,640
				116,955,074

Tobacco Revenue : 0.01%
Suffolk NY Tobacco Securitization Corporation Series B	4.50	6-1-2026	520,000	544,840

Transportation Revenue : 1.29%
New York Metropolitan Transportation Authority	5.00	11-15-2048	7,300,000	8,525,232
New York Metropolitan Transportation Authority Series A	5.00	11-15-2030	20,950,000	23,064,903
New York Metropolitan Transportation Authority Subordinate Bond Series D (1 Month LIBOR +0.65%) ±	2.05	11-1-2035	28,000,000	28,016,800
Niagara Falls NY Bridge Commission (National Insured)	6.25	10-1-2021	7,230,000	7,910,777
				67,517,712

Utilities Revenue : 0.68%
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2037	3,655,000	4,368,748
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2032	22,785,000	27,632,964
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2040	2,870,000	3,546,660
				35,548,372

Water & Sewer Revenue : 2.29%
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA	5.00	6-15-2035	25,000,000	31,920,000
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA	5.00	6-15-2044	17,400,000	18,532,218
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA	5.25	6-15-2049	5,000,000	6,182,950
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.00	6-15-2044	30,265,000	32,481,003
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.00	6-15-2047	2,330,000	2,575,466
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.25	6-15-2044	9,800,000	10,675,826
New York NY Municipal Water Finance Authority Water & Sewer System Series DD	5.00	6-15-2026	3,255,000	3,456,322
New York NY Water Finance Authority Series DD	5.25	6-15-2047	11,490,000	14,008,034
				119,831,819

				435,556,502

North Carolina : 1.20%
Airport Revenue : 0.07%
Charlotte NC Airport Series A	5.50	7-1-2034	2,500,000	2,575,100
North Carolina Port Authority Series B	5.00	2-1-2025	1,000,000	1,012,350
				3,587,450

Education Revenue : 0.13%
North Carolina Capital Facilities Finance Agency Forest University Series 2016	5.00	1-1-2033	1,000,000	1,217,550
North Carolina Capital Facilities Finance Agency Meredith College Series 2018	5.00	6-1-2038	500,000	575,730
University of North Carolina at Ashville Series 2017	5.00	6-1-2042	625,000	728,569

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
University of North Carolina at Greensboro Series 2014	5.00%	4-1-2033	$2,000,000	$2,297,320
University of North Carolina at Greensboro Series 2014	5.00	4-1-2039	1,620,000	1,851,125
				6,670,294

Health Revenue : 0.77%
Charlotte Mecklenburg Hospital Authority Health Care Refunding Bonds Series 2018	5.00	1-15-2036	500,000	619,430
Charlotte Mecklenburg NC Hospital Authority Atrium Health Series B	5.00	1-15-2048	10,000,000	10,826,900
Charlotte Mecklenburg NC Hospital Authority Atrium Health Series C	5.00	1-15-2048	20,000,000	22,288,400
North Carolina Medical Care Commission Baptist Hospital Project Series 2017	5.25	6-1-2029	2,000,000	2,050,120
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Project Series 2016	5.00	11-1-2031	1,500,000	1,787,055
North Carolina Medical Care Commission Presbyterian Homes Project Series 2016C	4.00	10-1-2031	1,500,000	1,660,380
North Carolina Medical Care Commission Southeastern Regional Medical Center Series 2012	5.00	6-1-2026	385,000	418,472
North Carolina Medical Care Commission Southeastern Regional Medical Center Series 2012	5.00	6-1-2032	500,000	540,070
				40,190,827

Housing Revenue : 0.05%
North Carolina Facilities Finance Agency The Arc of North Carolina Project Series 2017A (HUD Insured)	5.00	10-1-2034	1,000,000	1,173,820
North Carolina Facilities Finance Agency The NCA&T University Foundation LLC Project Series 2015A (AGC Insured)	5.00	6-1-2027	1,000,000	1,163,320
North Carolina HFA Series 2	4.25	1-1-2028	535,000	543,485
				2,880,625

Miscellaneous Revenue : 0.11%
Cabarrus County NC Limited Obligation Installment Financing Contract Series 2017	5.00	6-1-2031	500,000	619,855
Charlotte NC Certificate of Participation Equipment Acquisition and Public Facilities Series A	5.00	12-1-2026	1,160,000	1,250,016
Charlotte NC Certificate of Participation Transit Projects Series C	5.00	6-1-2030	1,000,000	1,122,830
Henderson County NC Limited Obligation Series A	5.00	10-1-2030	500,000	608,135
Orange County NC Limited Obligation Series 2018	5.00	10-1-2032	215,000	273,349
Orange County NC Limited Obligation Series 2018	5.00	10-1-2033	220,000	279,112
Orange County NC Limited Obligation Series 2018	5.00	10-1-2034	65,000	82,203
Raleigh NC Limited Obligation Series A	5.00	10-1-2033	1,000,000	1,164,860
Wilmington NC Limited Obligation Series A	5.00	6-1-2030	400,000	487,424
				5,887,784

Transportation Revenue : 0.04%
North Carolina Department of Transportation I-77 Hot Lanes Project Series 2015	5.00	6-30-2028	1,275,000	1,456,624
North Carolina Turnpike Authority Monroe Expressway Toll Revenue Bond Series 2016A	5.00	7-1-2042	500,000	572,650
				2,029,274

Utilities Revenue : 0.03%
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A	5.00	1-1-2021	1,500,000	1,513,695

				62,759,949

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
North Dakota : 0.29%
Miscellaneous Revenue : 0.20%
University of North Dakota Infrastructure Energy Improvement Project Green Certificates Series A	5.00%	4-1-2057	$9,000,000	$10,464,840

Water & Sewer Revenue : 0.09%
North Dakota PFA Revolving Fund Program Series A	5.00	10-1-2038	3,780,000	4,724,773

				15,189,613

Ohio : 2.73%
Airport Revenue : 0.16%
Cleveland OH Airport System Revenue Series A	5.00	1-1-2025	4,015,000	4,340,095
Cleveland OH Airport System Revenue Series A (AGM Insured)	5.00	1-1-2031	3,600,000	3,891,492
				8,231,587

GO Revenue : 0.23%
Highland OH Local School District Medina County School Improvement Series A	5.25	12-1-2048	9,435,000	10,566,540
Highland OH Local School District Medina County School Improvement Series A	5.25	12-1-2054	1,500,000	1,669,740
				12,236,280

Health Revenue : 0.93%
Allen County OH Catholic Healthcare Series B	5.25	9-1-2027	3,825,000	3,958,913
Allen County OH Hospital Facilities Revenue Bonds Series B	5.00	8-1-2047	5,000,000	5,445,900
Cleveland Cuyahoga County OH Facilities Improvement Centers for Dialysis	5.00	12-1-2047	5,205,000	5,736,378
Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	15,000,000	17,988,300
Montgomery County OH Hospital Kettering Medical Center (National Insured)	6.25	4-1-2020	685,000	700,536
Montgomery County OH Hospital Revenue Series A	4.00	11-15-2042	3,000,000	3,278,460
Ohio Clevland Health System Obligated Group Series 2019F (U.S. Bank NA SPA) ø	1.75	1-1-2052	11,400,000	11,400,000
				48,508,487

Housing Revenue : 0.06%
Ohio Housing Finance Agency MFHR Chadwick Place & Union Square Apartments	1.60	1-1-2022	3,120,000	3,118,128

Miscellaneous Revenue : 0.61%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2026	2,030,000	2,371,202
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2028	1,600,000	1,861,520
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2030	2,250,000	2,602,328
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	12,000,000	13,735,800
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2039	2,500,000	2,840,300
Ohio Series A	5.00	2-1-2036	4,265,000	5,083,667
RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	3,415,000	3,424,084
				31,918,901

Resource Recovery Revenue : 0.00%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series E	5.63	10-1-2019	100,000	100,000

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue : 0.12%
Franklin County OH	5.00%	6-1-2048	$5,000,000	$6,127,050

Transportation Revenue : 0.18%
Ohio Turnpike Commission CAB Series A-4	5.70	2-15-2034	8,500,000	9,645,885

Utilities Revenue : 0.22%
Lancaster OH Port Authority Gas Supply	5.00	8-1-2049	10,000,000	11,606,500

Water & Sewer Revenue : 0.22%
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2035	5,390,000	6,574,938
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2036	2,000,000	2,434,020
Ohio Water Development Authority Fresh Water Series B	5.00	12-1-2034	1,895,000	2,316,941
				11,325,899

				142,818,717

Oklahoma : 0.82%
Airport Revenue : 0.68%
Oklahoma City OK Airport Trust Series 33	5.00	7-1-2043	9,000,000	10,728,720
Oklahoma City OK Airport Trust Series 33	5.00	7-1-2047	11,500,000	13,644,980
Tulsa OK Airports Improvement Trust AMT Series A (Build America Mutual Assurance Company Insured)	5.00	6-1-2035	1,055,000	1,176,821
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.00	6-1-2043	4,485,000	5,297,772
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	3,770,000	4,528,750
				35,377,043

Miscellaneous Revenue : 0.07%
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2030	2,000,000	2,403,840
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2031	1,145,000	1,371,424
				3,775,264

Transportation Revenue : 0.02%
Oklahoma Turnpike Authority Revenue Series A	5.00	1-1-2042	1,000,000	1,171,230

Water & Sewer Revenue : 0.05%
McGee Creek Authority Oklahoma Water Revenue (National Insured)	6.00	1-1-2023	2,360,000	2,534,451

				42,857,988

Oregon : 0.18%
GO Revenue : 0.18%
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2030	2,560,000	3,352,934
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2031	2,125,000	2,769,959
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2032	2,350,000	3,044,096
				9,166,989

Pennsylvania : 4.86%
Airport Revenue : 0.38%
Philadelphia PA Airport Series A	5.00	7-1-2047	11,450,000	13,417,683

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Airport Revenue (continued)
Philadelphia PA Airport Series B	5.00%	7-1-2042	$5,500,000	$6,481,970
				19,899,653

Education Revenue : 0.15%
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University	5.00	7-1-2029	500,000	555,575
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2024	1,540,000	1,723,121
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2025	1,625,000	1,853,166
Pennsylvania HEFAR Indiana University Student Housing Project Series A	5.00	7-1-2032	1,000,000	1,100,090
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	2,000,000	2,328,300
Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	280,000	318,156
				7,878,408

GO Revenue : 0.50%
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2025	1,180,000	1,362,168
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2026	1,200,000	1,416,312
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2027	1,000,000	1,187,870
Chester County PA	4.00	11-15-2032	3,000,000	3,495,630
Luzerne County PA Series E (AGM Insured)	8.00	11-1-2027	135,000	135,701
Philadelphia PA School District Series A	5.00	9-1-2024	2,075,000	2,396,252
Philadelphia PA School District Series D	5.00	9-1-2021	5,000,000	5,323,000
Philadelphia PA School District Series F	5.00	9-1-2035	3,820,000	4,482,312
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2032	1,440,000	1,588,766
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2033	1,490,000	1,639,671
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2034	1,555,000	1,708,572
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2035	1,205,000	1,322,198
				26,058,452

Health Revenue : 0.73%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A	5.00	7-15-2025	5,900,000	7,043,066
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (SIFMA Municipal Swap +1.50%)	3.08	11-1-2039	20,000,000	20,175,200
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2035	2,750,000	3,083,163
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2038	1,000,000	1,110,170
Montgomery County PA HEFA Thomas Jefferson University	5.00	9-1-2031	4,100,000	5,162,966
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	4.50	7-1-2027	750,000	755,543
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	1,011,430
				38,341,538

Industrial Development Revenue : 0.59%
Montgomery County PA IDA Exelon Generation Company LLC Project Series A	2.55	12-1-2029	11,530,000	11,614,861
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2030	600,000	697,308
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	14,275,000	16,448,083
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2038	2,100,000	2,399,481
				31,159,733

Miscellaneous Revenue : 1.27%
Delaware Valley PA Regional Finance Authority Local Government Public Improvements Project	5.75	7-1-2032	5,000,000	6,991,450

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50%	8-1-2028	$16,420,000	$21,131,062
Delaware Valley PA Regional Finance Authority Local Government Series C (Ambac Insured)	7.75	7-1-2027	4,025,000	5,716,949
Pennsylvania Finance Authority Pennsylvania Hills Project Series B (National Insured) ¤	0.00	12-1-2025	1,110,000	970,662
Pennsylvania Public School Building Authority Philadelphia School District Project	5.00	4-1-2024	3,960,000	4,283,453
State Public School Building Authority Pennsylvania Philadelphia School District Project	5.00	4-1-2022	2,635,000	2,852,835
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2034	1,915,000	2,249,627
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2024	2,250,000	2,587,005
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2035	16,715,000	19,588,309
				66,371,352

Resource Recovery Revenue : 0.25%
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project	1.53	8-1-2045	13,000,000	12,997,920

Tobacco Revenue : 0.05%
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds	5.00	6-1-2035	2,000,000	2,431,420

Transportation Revenue : 0.76%
Lancaster PA Parking Authority Guaranteed Series A (BAM Insured) %%	4.00	9-1-2044	2,000,000	2,183,280
Pennsylvania Turnpike Commission Motor License Series B-1	5.00	12-1-2040	12,410,000	12,941,396
Pennsylvania Turnpike Commission Motor License Series B-2	5.00	12-1-2035	9,900,000	12,006,720
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,750,000	2,091,478
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2027	1,000,000	1,223,540
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2028	1,450,000	1,770,015
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2027	1,200,000	1,468,248
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2028	5,000,000	6,103,500
				39,788,177

Water & Sewer Revenue : 0.18%
Philadelphia PA Series B	5.00	7-1-2033	8,000,000	9,376,800

				254,303,453

Puerto Rico : 0.06%
Transportation Revenue : 0.06%
Puerto Rico Highway & Transportation Authority Series AA (National Insured)	5.50	7-1-2020	3,015,000	3,075,752

Rhode Island : 0.05%
Airport Revenue : 0.05%
Rhode Island Commerce Corporation First Lien Special Facility Airport Corporation Intermodal Facility Project Series 2018	5.00	7-1-2031	2,115,000	2,574,209

South Carolina : 1.09%
Education Revenue : 0.24%
South Carolina Education Assistance Authority Student Loan Series I	5.10	10-1-2029	895,000	895,492

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.25%	11-1-2045	$1,500,000	$1,666,005
University of South Carolina Athletic Facilities Series A	5.00	5-1-2043	8,155,000	9,739,027
				12,300,524

Resource Recovery Revenue : 0.09%
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.00	2-1-2035	1,880,000	2,011,525
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.25	2-1-2045	2,750,000	2,940,300
				4,951,825

Utilities Revenue : 0.54%
Patriots Energy Group Financing Agency South Carolina Series A	4.00	10-1-2048	26,000,000	28,311,140

Water & Sewer Revenue : 0.22%
Columbia SC Waterworks & Sewer System	5.00	2-1-2043	10,380,000	11,390,701

				56,954,190

South Dakota : 0.56%
Airport Revenue : 0.04%
Rapid City SD Series A	6.75	12-1-2031	1,020,000	1,029,506
Rapid City SD Series A	7.00	12-1-2035	750,000	757,313
				1,786,819

Health Revenue : 0.37%
South Dakota HEFA Sanford Health Project	5.50	11-1-2040	5,000,000	5,014,550
South Dakota HEFA Sanford Health Project Series E	5.00	11-1-2042	13,465,000	14,535,064
				19,549,614

Housing Revenue : 0.15%
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2023	750,000	838,928
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2024	1,100,000	1,265,902
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2025	1,000,000	1,182,360
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2026	1,540,000	1,864,524
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2032	1,010,000	1,238,957
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2033	1,250,000	1,529,600
				7,920,271

				29,256,704

Tennessee : 0.96%
Utilities Revenue : 0.96%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	20,000,000	22,129,000
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	24,155,000	25,829,183
Tennessee Energy Acquisition Corporation Series A	5.25	9-1-2026	1,020,000	1,218,951
Tennessee Energy Acquisition Corporation Series C	5.00	2-1-2021	1,000,000	1,042,100
				50,219,234

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Texas : 12.09%
Airport Revenue : 1.05%
Austin TX Airport System AMT	5.00%	11-15-2039	$8,000,000	$9,081,040
Austin TX Airport System AMT	5.00	11-15-2044	3,500,000	3,953,040
Dallas-Fort Worth TX International Airport AMT Series D	5.00	11-1-2038	13,250,000	14,036,918
Dallas-Fort Worth TX International Airport Series H	5.00	11-1-2042	20,765,000	21,980,791
Houston TX Airport System Subordinate Bond Lien AMT Series A	5.00	7-1-2041	4,750,000	5,702,090
				54,753,879

Education Revenue : 0.44%
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	6,000,000	6,728,520
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13	8-15-2048	6,750,000	7,557,030
Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.75	8-15-2038	2,000,000	2,216,660
Newark TX Higher Education Finance Corporation Austin Achieve Public Schools Incorporated	5.00	6-15-2048	750,000	772,088
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2030	1,460,000	1,822,839
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2032	650,000	803,199
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2039	750,000	910,748
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2040	1,000,000	1,211,830
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2041	900,000	1,087,650
				23,110,564

GO Revenue : 2.99%
El Paso TX	4.00	8-15-2031	6,500,000	7,326,735
Houston TX Public Improvement Refunding Bonds Series A	4.00	3-1-2034	1,000,000	1,135,260
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	2,000,000	2,469,780
Lewisville TX Independent School District Unlimited Tax Refunding Bonds Series A	5.00	8-15-2022	2,640,000	2,918,916
Lone Star College System Texas Refunding Bonds Limited Tax	5.00	2-15-2028	4,055,000	4,915,714
Nacogdoches TX Independent School District	5.00	2-15-2049	8,560,000	10,326,870
Port Isabel TX 144A	5.10	2-15-2049	1,000,000	1,085,450
Royse City TX Independent School District	5.00	8-15-2034	3,025,000	3,583,082
Salado TX Independent School District	5.00	2-15-2049	1,605,000	1,939,001
San Antonio TX Independent School District	5.00	8-15-2048	13,000,000	15,197,000
Sugar Land TX Refunding Bonds	5.00	2-15-2030	1,250,000	1,541,550
Temple TX	5.00	8-1-2032	1,070,000	1,260,471
Texas Refunding Bond Series B	5.00	10-1-2036	24,500,000	29,194,200
Texas TRAN	4.00	8-27-2020	36,500,000	37,373,810
Travis County TX	5.00	3-1-2036	12,470,000	15,833,284
Travis County TX	5.00	3-1-2039	6,250,000	7,851,813
Viridian TX Municipal Management District Texas Road Improvement Project (Build America Mutual Assurance Company Insured)	4.00	12-1-2033	555,000	605,055
Viridian TX Municipal Management District Texas Road Improvement Project (Build America Mutual Assurance Company Insured)	4.00	12-1-2034	630,000	685,799
Viridian TX Municipal Management District Texas Road Improvement Project (Build America Mutual Assurance Company Insured)	4.00	12-1-2034	835,000	908,956
Viridian TX Municipal Management District Texas Road Improvement Project (Build America Mutual Assurance Company Insured)	4.00	12-1-2035	655,000	711,762
Viridian TX Municipal Management District Texas Road Improvement Project (Build America Mutual Assurance Company Insured)	4.00	12-1-2035	865,000	939,961
Viridian TX Municipal Management District Texas Road Improvement Project (Build America Mutual Assurance Company Insured)	4.00	12-1-2036	680,000	736,936

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Viridian TX Municipal Management District Texas Road Improvement Project (Build America Mutual Assurance Company Insured)	4.00%	12-1-2036	$905,000	$980,776
Williamson County TX	4.00	2-15-2031	6,195,000	6,678,706
				156,200,887

Health Revenue : 0.35%
Harris County Texas Texas Childrens Hospital Series A	4.00	10-1-2037	3,000,000	3,428,520
Harris County Texas Texas Childrens Hospital Series A	4.00	10-1-2038	2,300,000	2,621,678
New Hope ECFA Children’s Health System of Texas Project Series A	4.00	8-15-2033	2,000,000	2,248,860
Residual Interest Bond Floater Trust Certificates Series 2019-010 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	1.73	11-15-2046	10,000,000	10,000,000
				18,299,058

Housing Revenue : 0.33%
Alamito TX Public Facility Corporation Cramer Three Apartments Project	2.50	11-1-2021	7,000,000	7,086,030
Austin TX Affordable Public Facility Corporation Incorporated Commons at Goodnight Apartments	1.85	1-1-2021	10,000,000	10,023,300
				17,109,330

Miscellaneous Revenue : 2.67%
Harris County TX Flood Control District Refunding Contract Tax Series A	4.00	10-1-2038	4,000,000	4,535,760
Lewisville TX Combination Contract Special Assessment Capital Improvement District #4	6.75	10-1-2032	100,000	100,000
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #5 144A	6.50	9-1-2034	1,970,000	1,973,960
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #5 144A	6.50	9-1-2034	3,920,000	3,927,879
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	9,005,000	9,520,266
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	5.50	9-1-2039	2,500,000	2,526,975
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	3,885,000	4,107,300
Lower Colorado TX River Authority Series A	5.00	5-15-2033	2,475,000	2,767,199
Texas PFA	4.00	2-1-2034	5,000,000	5,836,900
Texas PFA	4.00	2-1-2035	2,000,000	2,321,680
Texas PFA	4.00	2-1-2036	2,175,000	2,511,494
Texas Transportation Commission Highway Improvement Series A	5.00	4-1-2042	70,000,000	75,518,800
Texas Water Implementation Fund Series A	4.00	10-15-2036	1,000,000	1,159,490
Texas Water Implementation Fund Series A	4.00	10-15-2037	4,000,000	4,625,680
Texas Water Implementation Fund Series A %%	4.00	10-15-2038	6,500,000	7,497,165
Texas Water Implementation Fund Series A %%	4.00	10-15-2044	9,500,000	10,757,800
				139,688,348

Resource Recovery Revenue : 0.18%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø	1.87	4-1-2040	4,750,000	4,750,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series E ø	1.74	11-1-2040	5,000,000	5,000,000
				9,750,000

Tax Revenue : 0.80%
Dallas TX Area Rapid Transit Sales Tax Revenue Series A	5.00	12-1-2048	5,000,000	5,845,500
Dallas TX Area Rapid Transit Sales Tax Revenue Series A	5.00	12-1-2046	28,430,000	33,328,773
Old Spanish Trail/Almeda Corridors RDA (Build America Mutual Assurance Company Insured) %%	4.00	9-1-2036	1,125,000	1,275,390

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Old Spanish Trail/Almeda Corridors RDA (Build America Mutual Assurance Company Insured)	4.00%	9-1-2037	$1,320,000	$1,490,676
				41,940,339

Transportation Revenue : 0.72%
Central Texas Regional Mobility Authority Senior Lien	5.75	1-1-2025	2,000,000	2,021,680
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2033	3,740,000	4,098,741
Grand Parkway Transportation Corporation Texas CAB Series B ¤	0.00	10-1-2029	1,015,000	1,097,225
Grand Parkway Transportation Corporation Texas Series B ¤	0.00	10-1-2030	2,000,000	2,159,360
North Texas Tollway Authority Series A	5.00	1-1-2033	3,600,000	4,180,752
North Texas Tollway Authority Series A	5.00	1-1-2035	4,000,000	4,629,360
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	6.75	6-30-2043	4,000,000	4,655,960
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	12,500,000	14,717,375
				37,560,453

Utilities Revenue : 0.43%
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bond	2.75	2-1-2048	11,000,000	11,405,020
Texas Municipal Gas Acquisition & Supply Corporation III	5.00	12-15-2029	5,115,000	5,592,383
Texas Municipal Gas Acquisition & Supply Corporation III	5.00	12-15-2031	5,000,000	5,449,200
				22,446,603

Water & Sewer Revenue : 2.13%
Austin TX Water & Wastewater Refunding Bond	5.00	11-15-2045	15,065,000	17,912,586
Dallas TX Waterworks & Sewer System Refunding Series A	5.00	10-1-2030	3,810,000	4,577,486
Tarrant TX Regional Water District	5.00	9-1-2034	3,500,000	4,060,700
Tarrant TX Regional Water District	5.00	3-1-2049	15,000,000	17,002,050
Texas Series A	4.00	10-15-2036	5,000,000	5,693,000
Texas Series B	5.00	4-15-2049	40,000,000	48,950,400
Texas Water Development Board Series A	4.00	10-15-2037	11,650,000	13,217,275
				111,413,497

				632,272,958

Utah : 1.34%
Airport Revenue : 0.41%
Salt Lake City UT Series A	5.00	7-1-2036	2,500,000	3,046,500
Salt Lake City UT Series A	5.00	7-1-2043	2,500,000	2,997,550
Salt Lake City UT Series A	5.00	7-1-2043	1,500,000	1,831,545
Salt Lake City UT Series A	5.00	7-1-2048	5,500,000	6,556,330
Salt Lake City UT Series A	5.00	7-1-2048	3,000,000	3,641,760
Salt Lake City UT Series A	5.25	7-1-2048	3,000,000	3,650,460
				21,724,145

Health Revenue : 0.84%
Murray City UT Hospital Revenue Bond Series C (Barclays Bank plc SPA) ø	1.75	5-15-2037	10,100,000	10,100,000
Utah County UT Hospital Revenue Bond IHC Health Services Incorporated Series 2012	5.00	5-15-2043	32,000,000	33,612,800
				43,712,800

Tax Revenue : 0.09%
Utah Transit Authority Series A	5.00	6-15-2030	4,000,000	4,767,360

				70,204,305

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Vermont : 0.28%
Education Revenue : 0.28%
Vermont Student Assistance Corporation Series B (1 Month LIBOR +1.00%)±	3.09%	6-2-2042	$14,515,325	$14,395,573

Virginia : 0.53%
GO Revenue : 0.31%
Fairfax County VA Series A	4.00	10-1-2034	8,450,000	9,351,446
Norfolk VA Series C	4.00	9-1-2032	5,810,000	6,621,425
				15,972,871

Housing Revenue : 0.04%
Newport News VA Redevelopment & Housing Authority Multifamily Housing Series A	1.82	11-1-2020	2,010,000	2,010,402

Miscellaneous Revenue : 0.00%
Watkins Centre VA CDA	5.40	3-1-2020	172,000	172,282

Tax Revenue : 0.02%
Marquis VA CDA CAB Series 2015 144A	7.50	9-1-2045	397,000	258,137
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,824,000	108,966
Marquis VA CDA Series B	5.63	9-1-2041	1,310,000	846,640
				1,213,743

Transportation Revenue : 0.16%
Virginia Small Business Financing Authority AMT 95 Express Lanes LLC Project	5.00	7-1-2049	4,000,000	4,252,280
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00	7-1-2034	4,000,000	4,283,320
				8,535,600

				27,904,898

Washington : 3.22%
GO Revenue : 1.54%
Clark County WA School District #114 (AGM Insured)	4.00	12-1-2031	9,000,000	10,469,520
Clark County WA School District #114 (AGM Insured)	4.00	12-1-2034	2,500,000	2,862,300
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	8,940,000	10,804,526
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	9,430,000	11,209,252
King County WA School District #210 (AGM Insured)	4.00	12-1-2033	10,000,000	11,495,100
King County WA School District #414 Lake Washington (AGM Insured)	5.00	12-1-2033	570,000	720,132
King County WA School District #414 Lake Washington (AGM Insured)	5.00	12-1-2034	1,000,000	1,255,000
Seattle WA	4.00	12-1-2040	2,500,000	2,728,200
Snohomish County WA School District (AGM Insured)	5.00	12-1-2031	1,500,000	1,777,500
Washington Motor Vehicle Fuel Tax Series B	5.00	8-1-2032	8,545,000	10,144,282
Washington Series 2017-A	5.00	8-1-2040	3,500,000	4,176,375
Washington Series 2017-A	5.00	8-1-2041	2,500,000	2,981,225
Washington Series 2017-A	5.00	8-1-2033	1,500,000	1,817,550
Washington Series RA	4.00	7-1-2030	7,950,000	8,480,186
				80,921,148

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.22%
Spokane WA Housing Finance Commission Riverview Retirement Community Project	5.00%	1-1-2023	$945,000	$992,146
Washington HCFR Providence Health & Services Series 2012A	4.25	10-1-2040	3,000,000	3,171,390
Washington HCFR Providence Health & Services Series 2012A	5.00	10-1-2042	2,160,000	2,350,858
Washington HCFR Providence Health & Services Series 2015A	4.00	10-1-2045	1,150,000	1,240,034
Washington Health Care Facilities Authority Commonspirit Health Series A-2	5.00	8-1-2038	3,000,000	3,623,370
				11,377,798

Miscellaneous Revenue : 0.23%
Washington Certificate of Participation	5.00	7-1-2038	1,660,000	2,079,117
Washington Certificate of Participation	5.00	7-1-2039	1,745,000	2,178,493
Washington Certificate of Participation	5.00	7-1-2040	1,480,000	1,843,177
Washington Certificate of Participation	5.00	7-1-2041	1,555,000	1,931,839
Washington Certificate of Participation Series A	5.00	7-1-2038	3,265,000	3,964,918
				11,997,544

Tax Revenue : 0.59%
Central Puget Sound WA Regional Transportation Authority Series S1	5.00	11-1-2035	9,485,000	11,315,226
Washington Convention Center Public Facilities District Lodging Tax	5.00	7-1-2058	10,000,000	11,863,200
Washington Series B	5.00	8-1-2037	6,400,000	7,680,128
				30,858,554

Water & Sewer Revenue : 0.64%
King County WA	5.00	7-1-2047	7,510,000	8,622,081
King County WA	2.60	1-1-2043	19,000,000	19,232,180
King County WA	5.00	7-1-2042	4,660,000	5,634,499
				33,488,760

				168,643,804

West Virginia : 0.15%
GO Revenue : 0.08%
Ohio County WV Board of Education	3.00	6-1-2025	1,205,000	1,298,653
Ohio County WV Board of Education	3.00	6-1-2026	2,680,000	2,902,360
				4,201,013

Tax Revenue : 0.07%
Monongalia County WV Commission Refunding & Improvement Bonds University Town Center Series A 144A	5.50	6-1-2037	2,500,000	2,753,925
Monongalia County WV Commission Refunding & Improvement Bonds University Town Center Series A 144A	5.75	6-1-2043	675,000	745,241
				3,499,166

				7,700,179

Wisconsin : 3.41%
Education Revenue : 0.37%
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.00	8-1-2033	2,120,000	2,379,997
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	4,650,000	5,201,909
Wisconsin PFA Carolina International School Series A 144A	6.00	8-1-2023	310,000	335,206

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Wisconsin PFA Carolina International School Series A 144A	6.75%	8-1-2033	$2,430,000	$2,773,383
Wisconsin PFA Carolina International School Series A 144A	7.00	8-1-2043	1,575,000	1,786,633
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	940,000	1,071,205
Wisconsin PFA Wisland Revenue Northwest Nazarene University	4.25	10-1-2049	5,410,000	5,637,436
				19,185,769

GO Revenue : 0.67%
Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2027	3,385,000	3,882,392
Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2028	1,380,000	1,579,258
Verona WI Area School District Building & Improvement Bonds	5.00	4-1-2026	3,310,000	4,032,639
Wisconsin Series A	4.00	5-1-2032	13,000,000	13,798,590
Wisconsin Series A	5.00	5-1-2032	10,000,000	11,795,600
				35,088,479

Health Revenue : 0.80%
Wisconsin HEFA Ascension Senior Credit Group Series A	5.00	11-15-2035	12,000,000	14,276,400
Wisconsin HEFA Aurora Health Care Incorporated Series A	5.25	4-15-2024	1,025,000	1,046,392
Wisconsin PFA Series A ##	4.00	10-1-2049	24,500,000	26,603,570
				41,926,362

Housing Revenue : 0.68%
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2023	350,000	378,438
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2024	800,000	879,704
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2025	920,000	1,027,263
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2026	1,360,000	1,640,078
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2027	1,675,000	2,062,193
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2028	2,025,000	2,501,989
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2029	2,190,000	2,696,722
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2030	2,300,000	2,819,685
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2031	1,415,000	1,727,248
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2048	16,775,000	19,652,248
				35,385,568

Miscellaneous Revenue : 0.12%
Wisconsin Series 1	4.50	7-1-2033	2,085,000	2,246,775
Wisconsin Series A	5.00	6-1-2033	3,420,000	4,084,267
				6,331,042

Tax Revenue : 0.77%
Mount Pleasant WI Series A	5.00	4-1-2038	5,495,000	6,652,522
Mount Pleasant WI Series A	5.00	4-1-2043	20,205,000	24,201,751
Mount Pleasant WI Series A	5.00	4-1-2048	7,855,000	9,347,764
				40,202,037

				178,119,257

Wyoming : 0.04%
Education Revenue : 0.03%
Wyoming CDA	6.50	7-1-2043	1,600,000	1,682,032

Health Revenue : 0.01%
West Park Hospital District Wyoming Series B	6.50	6-1-2027	500,000	531,725

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

				Value
				$2,213,757

Total Municipal Obligations (Cost $4,831,669,400)				5,115,627,411

			Shares
Closed End Municipal Bond Funds : 0.20%
California : 0.20%
Nuveen California AMT-Free Quality Municipal Income Fund Variable Rate Demand Preferred Shares Series A 1.88% 144A			10,600,000	10,600,000

Total Closed End Municipal Bond Funds (Cost $10,600,000)				10,600,000

		Yield
Short-Term Investments : 0.43%
Investment Companies : 0.43%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)		1.46%	22,569,453	22,582,994

Total Short-Term Investments (Cost $22,582,458)				22,582,994

Total investments in securities (Cost $4,934,999,721)	99.83%			5,220,960,285
Other assets and liabilities, net	0.17			8,692,184

Total net assets	100.00%			$5,229,652,469

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
††	On the last interest date, partial interest was paid.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Municipal Bond Fund

GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFFA	Health Facility Financing Authority
HFA	Housing Finance Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TBA	To be announced
TRAN	Tax Revenue Anticipation Note
TTFA	Transportation Trust Fund Authority

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	24,261,736	236,376,988	238,069,271	22,569,453	22,582,994	0.43%

Wells Fargo Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$72,149,880	$0	$0	$72,149,880
Municipal obligations	0	5,115,627,411	0	5,115,627,411
Closed end municipal bond funds	0	10,600,000	0	10,600,000
Short-term investments
Investment companies	22,582,994	0	0	22,582,994

Total assets	$94,732,874	$5,126,227,411	$0	$5,220,960,285

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended September 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.63%
Florida : 0.75%
Industrial Development Revenue : 0.75%
Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (ACA Insured)	5.50%	10-1-2030	$1,000,000	$1,002,190

Guam : 0.50%
Airport Revenue : 0.50%
Guam Port Authority AMT Series B	5.00	7-1-2032	550,000	662,266

Illinois : 0.81%
Miscellaneous Revenue : 0.81%
Illinois Series 2017D	5.00	11-1-2022	1,000,000	1,076,690

Pennsylvania : 97.57%
Airport Revenue : 1.31%
Philadelphia PA Airport Refunding Bond AMT Series A	5.00	6-15-2030	1,500,000	1,741,410

Education Revenue : 26.36%
Allegheny County PA Higher Education Building Authority Refunding Bond Duquesne University of The Holy Spirit Series A	5.00	3-1-2029	1,135,000	1,322,547
Chester County PA IDA Avon Grove Charter School Project Refunding Bond Series A	5.00	12-15-2047	1,160,000	1,305,209
Chester County PA IDA Collegium Charter School Project Refunding Bond Series A	5.00	10-15-2022	1,065,000	1,094,639
Chester County PA IDA Collegium Charter School Project Series A	5.13	10-15-2037	1,000,000	1,087,450
Chester County PA IDA Renaissance Academy Charter School Project	3.75	10-1-2024	600,000	619,230
Delaware County PA IDA Chester Community Charter School Series A	5.00	8-15-2020	635,000	632,885
General Authority of South Central Pennsylvania Association of Independent Colleges & Universities	6.00	11-1-2031	2,500,000	2,681,575
Lycoming County PA Authority Pennsylvania College of Technology	5.50	7-1-2026	3,000,000	3,202,170
Montgomery County PA Higher Education & Health Authority Refunding Bond Arcadia University	5.00	4-1-2030	1,500,000	1,696,755
North Eastern PA Hospital & Education Authority Refunding Bond Wilkes University Project Series B	5.25	3-1-2037	1,000,000	1,132,510
Pennsylvania HEFAR Shippensburg University Project	6.00	10-1-2031	1,500,000	1,638,855
Pennsylvania HEFAR Temple University First Series	5.00	4-1-2032	1,000,000	1,074,520
Pennsylvania Public School Building Authority Northampton County Area Community College Project	5.50	3-1-2031	5,000,000	5,254,851
Pennsylvania Public School Building Authority Northampton County Area Community College Project Series A (Build America Mutual Assurance Company Insured)	5.00	6-15-2027	1,610,000	1,748,846
Pennsylvania State University Refunding Bond Series B	5.00	9-1-2034	2,175,000	2,646,518
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,164,150
Philadelphia PA IDA Global Leadership Academy Project	5.13	11-15-2020	525,000	531,169
Philadelphia PA IDA Global Leadership Academy Project	5.75	11-15-2030	1,000,000	1,024,890
Philadelphia PA IDA La Salle University	5.00	5-1-2036	1,355,000	1,547,247
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	1,000,000	1,116,560
Philadelphia PA IDA Temple University 1st Series 2016	5.00	4-1-2029	1,000,000	1,171,440
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project	7.50	5-1-2031	1,285,000	1,369,656
				35,063,672

GO Revenue : 17.53%
Allegheny County PA Series C-65	5.50	5-1-2024	1,000,000	1,066,620
Allegheny County PA Shaler Area School District (Build America Mutual Assurance Company Insured) ##	5.00	9-1-2038	1,000,000	1,240,700
Armstrong PA School District Series A (Build America Mutual Assurance Company Insured) %%	4.00	3-15-2041	1,000,000	1,127,180
Central Dauphin PA School District	5.00	2-1-2037	2,075,000	2,405,216
Downingtown PA Area School District Series C	5.00	8-1-2032	1,000,000	1,225,500

1

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Erie PA City School District Limited Tax Series A (AGM Insured)	5.00%	4-1-2034	$515,000	$638,512
North Allegheny PA School District	5.00	5-1-2030	100,000	128,436
North Allegheny PA School District	5.00	5-1-2031	290,000	371,870
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,500,000	1,703,730
Philadelphia PA School District Refunding Bond Series A (AGM/FGIC Insured)	5.00	6-1-2024	1,415,000	1,594,889
Philadelphia PA School District Refunding Bond Series C	5.00	9-1-2021	1,395,000	1,485,117
Philadelphia PA School District Series B	5.00	9-1-2043	1,235,000	1,468,267
Philadelphia PA Series A	5.00	8-1-2036	1,250,000	1,508,713
Pittsburgh PA (Build America Mutual Assurance Company Insured)	5.00	9-1-2030	500,000	578,420
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,445,000	1,659,294
Reading PA School District Series A (AGM Insured)	5.00	2-1-2033	1,500,000	1,738,005
West Mifflin PA Area School District (AGM Insured)	5.00	4-1-2028	1,000,000	1,185,120
West Shore PA School District	5.00	11-15-2048	1,500,000	1,768,545
Wilkes-Barre School District Luzerne County PA Series 2019 (Build America Mutual Assurance Company Insured)	5.00	4-15-2027	100,000	122,212
Wilkes-Barre School District Luzerne County PA Series 2019 (Build America Mutual Assurance Company Insured)	5.00	4-15-2028	120,000	149,305
Wilkes-Barre School District Luzerne County PA Series 2019 (Build America Mutual Assurance Company Insured)	5.00	4-15-2029	50,000	63,308
Wilkes-Barre School District Luzerne County PA Series 2019 (Build America Mutual Assurance Company Insured)	5.00	4-15-2030	70,000	88,228
				23,317,187

Health Revenue : 14.28%
Allegheny County PA Hospital Development Authority Health Center Series B (National Insured)	6.00	7-1-2027	1,800,000	2,364,012
Allegheny County PA Hospital Development Authority Series A	4.00	7-15-2035	1,000,000	1,139,670
Berks County PA IDA Tower Health Project	5.00	11-1-2037	1,625,000	1,931,248
Bucks County PA IDA St. Lukes University Health Network	4.00	8-15-2050	400,000	431,416
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project	5.00	1-1-2028	2,090,000	2,348,658
Dauphin County PA General Authority Pinnacle Health System Project	5.00	6-1-2042	500,000	535,620
Dauphin County PA General Authority Pinnacle Health System Project Series A	5.00	6-1-2035	1,000,000	1,180,400
East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2028	450,000	529,304
East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2029	375,000	440,284
Lancaster County PA Hospital Authority Healthcare Facilities Moravian Manors Incorporated Project	2.88	12-15-2023	500,000	500,295
Montgomery County PA IDA Jefferson Health System Series A	5.00	10-1-2027	1,000,000	1,077,820
Montgomery County PA IDA Waverly Heights Limited Project	5.00	12-1-2049	1,000,000	1,157,800
Northampton County PA St. Luke’s Hospital of Bethlehem Series A	5.00	8-15-2033	1,435,000	1,564,753
Pennsylvania Geisinger Health System Authority Series 2005B (U.S. Bank NA SPA) ø	1.67	8-1-2022	1,000,000	1,000,000
Pennsylvania Higher Educational University Pennsylvania Health System Series A	5.00	8-15-2047	1,500,000	1,790,760
South Central PA General Authority WellSpan Health Obliged Group Series 2019E (U.S. Bank NA SPA) ø	1.68	6-1-2035	1,000,000	1,000,000
				18,992,040

Housing Revenue : 0.76%
Chester County PA IDA University Student Housing LLC Project Series A	5.00	8-1-2030	555,000	606,487
Pennsylvania Housing Finance Agency SFMR Series 112	5.00	4-1-2028	395,000	406,060
				1,012,547

Miscellaneous Revenue : 18.95%
Delaware County PA Authority Neumann University Refunding Bond	5.00	10-1-2031	1,500,000	1,688,475

2

Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Delaware County PA Vocational & Technical School Authority (Build America Mutual Assurance Company Insured)	5.25%	11-1-2033	$1,000,000	$1,131,690
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	4,390,000	5,649,535
Pennsylvania Certificate of Participation Series A	5.00	7-1-2038	1,000,000	1,207,830
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (National Insured) ¤	0.00	12-1-2022	1,200,000	1,123,512
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (National Insured) ¤	0.00	12-1-2023	3,790,000	3,469,328
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	540,000	665,534
Pennsylvania Public School Building Authority Chester Upland School District Project Series C (AGM Insured)	5.00	9-15-2026	875,000	927,885
Pennsylvania Public School Building Authority Series B-2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,172,055
Pennsylvania Turnpike Commission Series A (AGM Insured)	5.25	7-15-2021	2,000,000	2,142,680
Philadelphia PA Authority for Industrial Development City Agreement Green Bond Museum Art Energy Saving Program Series A	5.00	2-15-2038	785,000	940,391
Philadelphia PA IDA Refunding Bond Cultural & Commercial Corridors Program Series A	5.00	12-1-2028	2,500,000	2,969,325
Southeastern Pennsylvania Transportation Authority	5.00	6-1-2028	2,000,000	2,122,060
				25,210,300

Tax Revenue : 4.71%
Allegheny County PA Port Authority Refunding Bond	5.75	3-1-2029	3,000,000	3,181,140
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority (AGM Insured)	5.00	2-1-2031	3,000,000	3,084,840
				6,265,980

Transportation Revenue : 6.81%
Delaware River PA Joint Toll Bridge Commission	5.00	7-1-2042	580,000	701,290
Lancaster PA Parking Authority Series A (Build America Mutual Assurance Company Insured) %%	4.00	9-1-2038	1,000,000	1,106,010
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,195,130
Pennsylvania Turnpike Commission Series A-2	5.00	12-1-2048	2,000,000	2,428,380
Pennsylvania Turnpike Commission Subordinate Bond Series A	5.50	12-1-2042	3,000,000	3,625,380
				9,056,190

Water & Sewer Revenue : 6.86%
Capital Region Pennsylvania Water and Sewer System Refunding Bond	5.00	7-15-2037	1,000,000	1,198,950
Lehigh County PA General Purpose Authority CAB Allentown Project ¤	0.00	12-1-2030	2,000,000	1,510,980
McKeesport PA Municipal Authority (AGM Insured)	5.50	12-15-2027	1,200,000	1,309,620
Pennsylvania Commonwealth Financing Authority Refunding Bond Series B	5.00	6-1-2031	250,000	325,065
Pennsylvania Commonwealth Financing Authority Series B	5.00	6-1-2026	1,000,000	1,087,790
Philadelphia PA Water & Wastewater Refunding Bond	5.00	10-1-2030	1,000,000	1,213,330
Philadelphia PA Water & Wastewater Refunding Bond Series A	5.00	10-1-2038	2,000,000	2,470,160
				9,115,895

				129,775,221

Total Municipal Obligations (Cost $123,505,582)				132,516,367

	Yield		Shares
Short-Term Investments : 0.75%
Investment Companies : 0.75%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.46		998,838	999,438

Total Short-Term Investments (Cost $999,435)				999,438

3

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund

		Value
Total investments in securities (Cost $124,505,017)	100.38%	$133,515,805
Other assets and liabilities, net	(0.38)	(502,054)

Total net assets	100.00%	$133,013,751

##	All or a portion of this security is segregated for when-issued securities.
%%	The security is purchased on a when-issued basis.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CAB	Capital appreciation bond
FGIC	Financial Guaranty Insurance Corporation
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDA	Industrial Development Authority
National	National Public Finance Guarantee Corporation
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Fund Institutional Class	928,745	4,618,813	4,548,720	998,838	$999,438	0.75%

Wells Fargo Pennsylvania Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$132,516,367	$0	$132,516,367
Short-term investments
Investment companies	999,438	0	0	999,438

Total assets	$999,438	$132,516,367	$0	$133,515,805

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended September 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.92%
Alabama : 0.57%
Tax Revenue : 0.01%
Board of Education of Shelby County AL Public School Series 2016 ##	4.00%	2-1-2020	$410,000	$413,674

Utilities Revenue : 0.56%
Alabama Black Belt Energy Gas District Series A	4.00	12-1-2048	8,000,000	8,627,360
Alabama Black Belt Energy Gas District Series A	4.00	6-1-2024	3,640,000	3,998,394
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	8-1-2047	3,880,000	4,117,184
Chatom AL Industrial Development Board Alabama Electric Series A (National Rural Utilities Cooperative Finance SPA) øø	1.40	8-1-2037	5,000,000	4,995,100
				21,738,038

				22,151,712

Alaska : 0.80%
Health Revenue : 0.69%
Alaska IDA Loan Anticipation YKHC Project ##	3.50	12-1-2020	22,300,000	22,349,283
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project %%	5.00	10-1-2023	600,000	674,844
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project %%	5.00	10-1-2024	750,000	863,258
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project %%	5.00	10-1-2025	1,310,000	1,538,687
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project %%	5.00	10-1-2026	1,385,000	1,654,396
				27,080,468

Utilities Revenue : 0.04%
Alaska IDA Snettisham Hydroelectric Project	5.00	1-1-2021	1,400,000	1,443,806

Water & Sewer Revenue : 0.07%
North Slope Borough Service Area Water & Wastewater Facilities	5.25	6-30-2034	2,445,000	2,602,165

				31,126,439

Arizona : 2.36%
Education Revenue : 0.08%
Cochise County AZ Community College District of Cochise County Series 2016A (Build America Mutual Assurance Company Insured)	5.00	7-1-2020	405,000	415,882
Cochise County AZ Community College District of Cochise County Series 2016A (Build America Mutual Assurance Company Insured)	5.00	7-1-2021	425,000	451,690
PIMA County AZ IDA Education Facility Odyssey Preparatory Academy Goodyear Project	7.00	6-1-2034	312,000	340,236
PIMA County AZ IDA Education Facility Odyssey Preparatory Academy Goodyear Project	7.13	6-1-2049	1,950,000	2,130,473
				3,338,281

Health Revenue : 0.52%
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.57%) ±	2.15	1-1-2035	5,000,000	5,010,850
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.80%) ±	2.38	9-1-2048	9,000,000	9,028,710
Tempe AZ IDA Mirabella Arizona State University Project Series B1 144A	4.00	10-1-2023	6,000,000	6,064,980
				20,104,540

1

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue : 1.08%
Chandler AZ IDA Intel Corporation Project	2.40%	12-1-2035	$32,885,000	$33,915,616
Coconino County AZ Pollution Control Corporation Series A	1.80	9-1-2032	7,975,000	7,978,988
				41,894,604

Miscellaneous Revenue : 0.36%
Arizona Board of Regents Certificate of Participation Series A	5.00	6-1-2021	3,000,000	3,183,090
Navajo Nation AZ Refunding Bond Series A 144A##	2.90	12-1-2020	5,965,000	6,021,548
Navajo Nation AZ Tribal Utility Authority (Municipal Government Guaranty Insured)	4.00	1-1-2021	4,768,000	4,786,643
				13,991,281

Utilities Revenue : 0.32%
Maricopa County AZ PCR Public Service Company of New Mexico Palo Verde Project Series B	5.20	6-1-2043	2,500,000	2,557,975
Maricopa County AZ PCR Series A	2.40	6-1-2043	9,800,000	9,846,942
				12,404,917

				91,733,623

Arkansas : 0.13%
Housing Revenue : 0.13%
Arkansas Development Finance Authority Multifamily Housing Texarkana Rental Assistance Demonstration Convertible Bond Series A	2.10	6-1-2022	5,100,000	5,139,882

California : 5.46%
Education Revenue : 0.67%
California Infrastructure & Economic Development Bank Series A (SIFMA Municipal Swap +1.00%) ±	2.58	8-1-2037	26,185,000	26,224,016

GO Revenue : 1.20%
California Refunding Bond Series A (SIFMA Municipal Swap+0.25%) ±	1.83	5-1-2033	26,000,000	26,007,020
California Series B (SIFMA Municipal Swap +0.38%) ±	1.96	12-1-2027	20,000,000	20,026,800
San Ysidro CA School District (AGM Insured) ¤	0.00	8-1-2047	3,610,000	501,501
				46,535,321

Health Revenue : 0.93%
California HFFA Providence St. Joseph Series B1	1.25	10-1-2036	5,755,000	5,742,512
California Statewide CDA Health Facilities Catholic Series E (AGM Insured) (m)	1.74	7-1-2040	23,350,000	23,350,000
California Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0175 (Bank of America NA LIQ) 144Aø	1.73	3-1-2039	5,300,000	5,300,000
Palomar CA Pomerado Health Care District Certificate of Participation Series C (AGM Insured) (m)	2.50	11-1-2036	1,150,000	1,150,000
Washington Township CA Health Care District Series B	5.00	7-1-2020	600,000	616,032
				36,158,544

Industrial Development Revenue : 0.09%
California PCFA AMT Calplant I Project 144A	7.00	7-1-2022	3,505,000	3,592,730

Miscellaneous Revenue : 0.69%
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-1 (1 Month LIBOR +0.33%) ±	1.79	10-1-2047	19,000,000	19,008,550
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series B-2 (1 Month LIBOR +0.20%) ±	1.66	10-1-2047	8,000,000	7,997,600
				27,006,150

2

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue : 0.29%
Commerce CA RDA CAB Project #1 ¤	0.00%	8-1-2021	$1,440,000	$1,352,606
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9002 (Mizuho Bank Limited LOC) 144Aø	1.75	3-1-2021	10,000,000	10,000,000
				11,352,606

Transportation Revenue : 0.67%
Bay Area Toll Authority San Francisco Bay Area Series C-1 (SIFMA Municipal Swap +0.90%) ±	2.48	4-1-2045	25,500,000	25,969,200

Water & Sewer Revenue : 0.92%
California Department of Water Resources Central Valley Project Series AT (SIFMA Municipal Swap +0.37%) ±	1.95	12-1-2035	35,500,000	35,632,415

				212,470,982

Colorado : 1.45%
GO Revenue : 0.28%
Dawson Ridge CO Metropolitan District # 1 ¤	0.00	10-1-2022	8,445,000	8,077,474
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2022	1,450,000	1,608,935
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2024	1,140,000	1,330,437
				11,016,846

Health Revenue : 0.97%
Colorado HCFR Catholic Health Initiatives Series C2 (1 Month LIBOR +1.25%) ±	2.67	10-1-2039	8,730,000	8,758,111
Colorado HCFR Catholic Health Initiatives Series C4 (1 Month LIBOR +1.25%) ±	2.67	10-1-2039	3,495,000	3,506,254
Colorado Health Facilities Authority Improvement Christian Living %%	4.00	1-1-2025	325,000	353,665
University of Colorado Hospital Authority Series 2017C-1	5.00	11-15-2038	23,630,000	25,207,775
				37,825,805

Housing Revenue : 0.16%
Colorado HFA Multifamily Housing Bonds South Range Crossings Project Series 2017	2.15	1-1-2038	6,000,000	6,007,380

Miscellaneous Revenue : 0.04%
Colorado Bridge Enterprise Central 70 Project	4.00	12-31-2023	1,285,000	1,395,921

				56,245,952

Connecticut : 1.87%
Education Revenue : 0.68%
Connecticut HEFAR Yale University Issue Series A	2.05	7-1-2035	25,000,000	25,310,500
Connecticut Higher Education Supplemental Loan Authority Refunding Bonds Chelsea Loan Program Series A	3.60	11-15-2023	1,265,000	1,342,355
				26,652,855

GO Revenue : 0.45%
Connecticut Refunding Bond Series B	4.00	5-15-2021	11,190,000	11,659,644
New Haven CT Prerefunded Bond Series A (AGM Insured) ##	3.00	11-1-2019	80,000	80,106
New Haven CT Series A	5.25	8-1-2021	1,830,000	1,940,404
New Haven CT Unrefunded Balance Refunding Bond Series A (AGM Insured) ##	3.00	11-1-2019	3,325,000	3,328,591
West Haven CT Series A ##	3.00	11-1-2019	300,000	300,090
West Haven CT Series B ##	3.00	11-1-2019	210,000	210,063
				17,518,898

3

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.26%
Connecticut HEFAR Hartford Healthcare Series G (1 Month LIBOR +0.95%) ±	2.37%	7-1-2049	$10,000,000	$10,009,300

Housing Revenue : 0.26%
Meriden CT Multifamily Housing Yale Acres Project	1.73	8-1-2022	10,000,000	10,027,600

Miscellaneous Revenue : 0.22%
Connecticut Series A (SIFMA Municipal Swap +0.65%) ±	2.23	3-1-2020	8,385,000	8,401,435

				72,610,088

District of Columbia : 0.42%
Airport Revenue : 0.10%
Metropolitan Washington DC Airport Authority Series A	5.00	10-1-2024	3,450,000	3,807,869

Housing Revenue : 0.32%
District of Columbia HFA Multifamily Housing Collateralized Strand	1.45	2-1-2039	2,500,000	2,493,075
District of Columbia HFA Multifamily Housing Liberty Place Apartments Project	2.13	6-1-2021	9,800,000	9,865,758
				12,358,833

				16,166,702

Florida : 2.68%
Education Revenue : 0.23%
Florida Gulf Coast University Financing Corporation Housing Project Series A	5.00	8-1-2020	2,055,000	2,111,513
University of North Florida Financing Corporation Capital Housing Project (AGM Insured)	5.00	11-1-2020	3,125,000	3,236,625
University of North Florida Financing Corporation Capital Housing Project (AGM Insured)	5.00	11-1-2021	3,440,000	3,677,773
				9,025,911

Health Revenue : 1.16%
Highlands County FL Health Facilities Authority Adventist Health System Series A ø	1.58	11-15-2037	9,300,000	9,300,000
Jacksonville FL HCFR Baptist Health Series E ø	1.57	8-1-2036	16,620,000	16,620,000
North Broward FL Hospital District Series B	5.00	1-1-2022	1,255,000	1,341,055
North Broward FL Hospital District Series B	5.00	1-1-2023	1,700,000	1,863,812
North Broward FL Hospital District Series B	5.00	1-1-2024	2,000,000	2,244,360
Orange County FL Health Facilities Authority Lakeside Behavioral Healthcare Incorporated Project (SunTrust Bank LOC) ø	1.64	7-1-2027	1,625,000	1,625,000
Palm Beach County FL HCFR ACTS Retirement Life Communities Series 2016	5.00	11-15-2021	3,515,000	3,767,729
Tampa FL BayCare Health System Prefunded Bond	5.00	11-15-2023	4,140,000	4,233,357
Tampa FL BayCare Health System Unrefunded Bond	5.00	11-15-2023	3,940,000	4,028,611
				45,023,924

Housing Revenue : 0.14%
Florida Housing Finance Corporation Logan Heights Apartments Series F	1.90	2-1-2020	5,555,000	5,562,055

Miscellaneous Revenue : 0.42%
Manatee County FL School Board Certificate of Participation Series A	5.00	7-1-2020	1,225,000	1,255,319
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	10,000,000	11,453,500
St. Johns County FL School Board Refunding Bond Certificate of Participation	5.00	7-1-2020	2,010,000	2,064,933

4

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
St. Johns County FL School Board Refunding Bond Certificate of Participation	5.00%	7-1-2021	$1,670,000	$1,776,663
				16,550,415

Resource Recovery Revenue : 0.05%
Lee County FL Solid Waste System Refunding Bond	5.00	10-1-2023	1,750,000	1,948,380

Tax Revenue : 0.22%
Florida Department of Environmental Protection Florida Forever Series A	5.00	7-1-2023	7,720,000	8,490,456

Transportation Revenue : 0.41%
Florida Development Finance Corporation Surface Series T	1.90	1-1-2049	14,400,000	14,411,664
Florida Mid-Bay Bridge Authority Series C ##	5.00	10-1-2019	675,000	675,000
Florida Mid-Bay Bridge Authority Series C	5.00	10-1-2020	785,000	810,269
				15,896,933

Utilities Revenue : 0.05%
JEA Bulk Power Supply System Scherer 4 Project Series A	3.00	10-1-2022	1,800,000	1,801,728

				104,299,802

Georgia : 4.96%
Health Revenue : 0.85%
Gainesville & Hall Counties GA Hospital Authority Health System Project Series B (SIFMA Municipal Swap +0.95%) ±	2.53	8-15-2035	23,000,000	23,003,680
Gainesville GA Hospital Authority Series C ø	1.78	2-15-2047	10,000,000	10,000,000
				33,003,680

Housing Revenue : 0.95%
Atlanta GA Urban Residential Finance Authority Multifamily Housing City Lights II Family Apartments Project	1.86	12-1-2020	11,500,000	11,501,955
Cobb County GA Housing Authority Multifamily Housing White Circle Phase 2 Project	1.65	12-1-2022	6,000,000	6,001,440
Macon-Bibb County GA Housing Authority Hallmark Portfolio	2.04	4-1-2021	15,000,000	15,034,800
Northwest GA Housing Authority Multifamily Housing Park Homes Apartments Project (FHA Insured)	1.54	8-1-2022	4,500,000	4,492,575
				37,030,770

Industrial Development Revenue : 0.56%
Monroe County GA PCR Georgia Power Company Plant Scherer Project	2.35	10-1-2048	16,360,000	16,500,205
Savannah GA EDA PCR International Paper Company Project Series B %%	1.90	8-1-2024	4,250,000	4,261,433
Savannah GA EDA Recovery Zone Facility International %%	2.00	11-1-2033	1,000,000	1,001,340
				21,762,978

Utilities Revenue : 2.60%
Bartow County GA Development Authority Georgia Power Company Bowen Project	2.05	9-1-2029	4,100,000	4,121,443
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project REMK	1.55	12-1-2049	4,000,000	3,965,320
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A	2.40	1-1-2040	15,995,000	16,049,383
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	22,050,000	22,566,852
Floyd County GA PCR Georgia Power Company Plant Hammond Project	2.35	7-1-2022	11,250,000	11,346,413
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project M	5.00	1-1-2025	200,000	232,274
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project M	5.00	1-1-2026	300,000	354,921

5

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Utilities Revenue (continued)
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00%	1-1-2023	$250,000	$275,335
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2024	400,000	451,484
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2025	1,000,000	1,153,780
Main Street Natural Gas Incorporate Georgia Gas Project Series E (SIFMA Municipal Swap +0.57%) (Royal Bank of Canada LIQ) ±	2.15	8-1-2048	20,000,000	19,839,800
Main Street Natural Gas Incorporated Georgia Gas Project Series B	5.00	3-15-2021	2,600,000	2,719,522
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	8-1-2048	6,120,000	6,643,138
Monroe County GA Development Authority PCR Oglethorpe Power Corporation Scherer Project Series A	2.40	1-1-2039	11,245,000	11,283,233
				101,002,898

				192,800,326

Guam : 0.01%
Airport Revenue : 0.01%
Guam International Airport Authority Series A ##	5.00	10-1-2019	450,000	450,000

Hawaii : 0.51%
GO Revenue : 0.32%
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.90	9-1-2027	7,600,000	7,600,608
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.90	9-1-2028	5,000,000	5,000,400
				12,601,008

Housing Revenue : 0.19%
Hawaii Housing Finance & Development Corporation Multifamily Housing Hale Kewalo Apartments Series A (GNMA Insured)	1.90	1-1-2021	7,160,000	7,170,024

				19,771,032

Illinois : 10.76%
Airport Revenue : 0.94%
Chicago IL Midway Airport Refunding Bond Second Lien Series A	5.00	1-1-2022	6,100,000	6,554,694
Chicago IL Midway Airport Refunding Bond Second Lien Series A	5.00	1-1-2025	5,000,000	5,658,850
Chicago IL O’Hare International Airport Customer Facility Series 2013	5.00	1-1-2020	890,000	897,521
Chicago IL O’Hare International Airport Refunding Bond General Senior Lien Series B	5.00	1-1-2023	5,000,000	5,385,350
Chicago IL O’Hare International Airport Refunding Bond General Senior Lien Series B	5.00	1-1-2024	1,550,000	1,669,102
Chicago IL O’Hare International Airport Refunding Bond Passenger Facility	5.00	1-1-2023	13,720,000	14,777,400
Chicago IL O’Hare International Airport Refunding Bond Passenger Facility	5.00	1-1-2024	1,335,000	1,517,361
				36,460,278

Education Revenue : 0.07%
Illinois State University Auxiliary Facilities System	4.00	4-1-2020	1,480,000	1,480,089
Illinois State University Auxiliary Facilities System Series A (AGM Insured)	5.00	4-1-2025	700,000	804,139
Illinois State University Auxiliary Facilities System Series B (AGM Insured)	5.00	4-1-2024	415,000	466,240
				2,750,468

GO Revenue : 2.81%
Chicago IL Board of Education Refunding Bond Series A (AGM Insured)	5.00	12-1-2022	500,000	543,145
Chicago IL Board of Education Refunding Bond Series A (AGM Insured)	5.00	12-1-2023	2,000,000	2,223,740
Chicago IL Board of Education Series A (National Insured) ##	5.00	12-1-2019	1,020,000	1,024,978

6

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Chicago IL Emergency Telephone System Refunding Bond (National Insured)	5.25%	1-1-2020	$3,765,000	$3,797,417
Chicago IL Park District Harbor Facility Series C	5.00	1-1-2022	3,155,000	3,275,363
Chicago IL Park District Refunding Bonds Series D	5.00	1-1-2020	1,290,000	1,300,772
Chicago IL Park District Refunding Bonds Series D	5.00	1-1-2021	1,000,000	1,039,930
Chicago IL Park District Series A	4.50	1-1-2023	250,000	254,830
Chicago IL Refunding Bond Series B (Ambac Insured)	5.13	1-1-2022	2,610,000	2,672,170
Chicago IL Series C	5.00	1-1-2021	3,000,000	3,133,770
Chicago IL Series C	5.00	1-1-2022	15,845,000	16,725,982
Chicago IL Series C	5.00	1-1-2023	4,750,000	5,120,690
Cook County IL Refunding Bond Series 2016 A	5.00	11-15-2020	5,430,000	5,639,435
Cook County IL Series 2009D	5.00	11-15-2020	2,220,000	2,229,302
Cook County IL Series A ##	5.00	11-15-2019	2,275,000	2,284,441
Cook County IL Series C	5.00	11-15-2020	21,615,000	21,705,567
Illinois	4.00	2-1-2020	1,750,000	1,761,060
Illinois	5.00	2-1-2020	2,520,000	2,544,192
Illinois	5.00	11-1-2021	5,000,000	5,286,450
Illinois	5.00	4-1-2022	3,000,000	3,197,040
Illinois Refunding Bond	5.00	1-1-2020	13,515,000	13,613,254
Kane County IL School District Series B	2.00	2-1-2021	880,000	884,030
Kane, McHenry, Cook & Dekalb Counties IL Community Unit School District #300	4.25	1-1-2023	1,000,000	1,029,390
Kendall, Kane, & Will Counties IL Community Unit School District #308 CAB (AGM Insured) ¤	0.00	2-1-2020	1,000,000	994,580
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (National Insured) ¤	0.00	1-1-2021	1,130,000	1,109,129
Waukegan IL Series B (AGM Insured)	4.00	12-30-2023	500,000	545,485
Whiteside & Lee Counties IL Community Unit School District Series A (Build America Mutual Assurance Company Insured)	4.00	12-1-2024	1,490,000	1,639,715
Will County IL Community High School District #210	5.00	1-1-2021	1,165,000	1,167,307
Will County IL Community High School District #161	4.00	1-1-2024	2,000,000	2,173,500
Winnebago Boone County IL Community College District Rock Valley College Series A (AGM Insured)	5.00	1-1-2022	500,000	535,775
				109,452,439

Health Revenue : 1.69%
Illinois Finance Authority Ascension Health Alliance Senior Credit Group Series E-2	1.75	11-15-2042	2,000,000	2,010,920
Illinois Finance Authority Friendship Village of Schaumburg	4.00	2-15-2020	1,230,000	1,229,102
Illinois Finance Authority OSF Healthcare System Prerefunded Bond Series A	6.00	5-15-2039	14,630,000	15,044,322
Illinois Finance Authority Swedish Covenant Hospital Series A	6.00	8-15-2038	3,460,000	3,519,131
Illinois Finance Authority The Admiral at the Lake Project Series A	7.75	5-15-2030	2,015,000	2,093,081
Illinois Finance Authority The Admiral at the Lake Project Series A	8.00	5-15-2040	20,755,000	21,587,068
Illinois Finance Authority The Admiral at the Lake Project Series A	8.00	5-15-2046	17,295,000	17,988,357
Southwestern IL Development Authority Health Facility Memorial Group Incorporated	6.38	11-1-2023	1,950,000	2,187,003
				65,658,984

Housing Revenue : 0.64%
Chicago IL Multifamily Housing Mark Twain Apartments Project	2.20	6-1-2021	17,000,000	17,057,970
Illinois Housing Development Authority (SIFMA Municipal Swap +1.00%) (FNMA LOC, FNMA LIQ) ±	2.58	5-15-2050	7,500,000	7,551,450
Illinois Housing Development Authority (GNMA Insured)	5.00	8-1-2028	300,000	306,645
				24,916,065

Miscellaneous Revenue : 1.04%
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2024	2,270,000	2,548,643
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2025	2,460,000	2,801,276
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (National Insured)	6.00	1-1-2020	3,260,000	3,286,993
Chicago IL Board of Education Series 2018C ##	5.00	12-1-2019	4,035,000	4,053,601
Illinois Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	8-1-2020	9,175,000	9,430,340

7

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Illinois Refunding Bond	5.00%	2-1-2022	$4,375,000	$4,643,625
Illinois Refunding Bond	5.00	2-1-2023	6,040,000	6,536,609
Illinois Refunding Bond Series 2012 (AGM Insured)	5.00	8-1-2020	5,000,000	5,139,150
Illinois Series 2014	5.00	5-1-2021	2,000,000	2,088,080
				40,528,317

Tax Revenue : 3.21%
Build Illinois Bonds Junior Obligation Series C	5.00	6-15-2022	2,810,000	3,016,928
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2020	1,120,000	1,126,675
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2021	380,000	391,389
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2022	955,000	1,002,760
Chicago IL Transit Authority Sales Tax Receipts	5.25	12-1-2024	6,705,000	7,221,084
Hillside IL Refunding Bond Series 2018	5.00	1-1-2024	1,475,000	1,533,381
Huntley IL Special Service Area No 6 Special Tax Refunding Bond (Build America Mutual Assurance Company Insured)	2.20	3-1-2024	1,865,000	1,885,179
Illinois Refunding Bond	5.00	1-1-2021	1,760,000	1,821,354
Illinois Regional Transportation Authority Refunding Bond (AGM Insured)	5.75	6-1-2021	3,000,000	3,213,300
Illinois Sales Tax Revenue Junior Obligation Series A	5.00	6-15-2023	5,825,000	6,376,511
Illinois Sales Tax Revenue Refunding Bond Series C	4.00	6-15-2023	3,315,000	3,511,911
Illinois Series 2013	5.00	6-15-2024	485,000	529,751
Illinois Series A	4.00	1-1-2020	12,265,000	12,324,117
Illinois Series A	4.00	1-1-2021	2,715,000	2,776,413
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XG0108 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	1.76	4-1-2046	27,210,000	27,210,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XL0093 (Barclays Bank plc LIQ) 144Aø	1.78	1-1-2048	10,000,000	10,000,000
Metropolitan Pier & Exposition Authority McCormick Place Project Callable Bond Series B	5.00	12-15-2022	1,260,000	1,264,586
Metropolitan Pier & Exposition Authority McCormick Place Project Non-Callable Bond Series B	5.00	12-15-2022	7,000,000	7,590,520
Metropolitan Pier & Exposition Authority McCormick Place Project Series A (National Insured) ¤	0.00	12-15-2021	920,000	878,848
Metropolitan Pier & Exposition Authority McCormick Place Project Series B	5.00	12-15-2020	1,845,000	1,912,195
Regional Transportation Authority Illinois Series B-RMKT 1	1.45	6-1-2025	18,015,000	18,015,000
Sales Tax Securitization Corporation Series A	5.00	1-1-2024	10,200,000	11,455,008
				125,056,910

Tobacco Revenue : 0.34%
Illinois Railsplitter Tobacco Settlement Authority	5.00	6-1-2022	12,000,000	13,059,720

Water & Sewer Revenue : 0.02%
Chicago IL Second Lien	5.00	11-1-2020	740,000	765,944

				418,649,125

Indiana : 1.67%
Health Revenue : 0.84%
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2022	1,000,000	1,107,470
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2023	1,270,000	1,447,787
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2024	3,000,000	3,514,350
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2021	1,000,000	1,073,600
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2023	800,000	911,992
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2024	1,000,000	1,171,450
Indiana Finance Authority Parkview Health Series A	5.00	5-1-2021	1,020,000	1,078,507
Indiana Finance Authority Parkview Health Series A	5.00	5-1-2023	1,010,000	1,134,361
Indiana Finance Authority Refunding Bond University Health Obligated Group Series B	1.65	12-1-2042	5,000,000	5,016,650

8

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Indiana Finance Authority Senior Living Series A	5.00%	11-15-2022	$500,000	$542,410
Indiana Finance Authority Senior Living Series A	5.00	11-15-2023	500,000	554,750
Indiana Health & Educational Facility Financing Authority Series 2006B	1.75	11-15-2031	11,915,000	12,013,060
Indiana HFFA Ascension Health Subordinate Bond Credit Group Series 2015 A4	1.50	10-1-2027	1,825,000	1,826,040
Indiana HFFA Ascension Health Subordinate Bond Credit Group Series A-8	1.25	11-1-2027	1,285,000	1,283,882
				32,676,309

Housing Revenue : 0.29%
Evansville IN Multifamily Housing Series A	1.85	6-1-2020	7,400,000	7,403,034
Indianapolis IN Multifamily Housing Bethel Townhomes Project Series A	2.30	3-1-2021	3,795,000	3,806,006
				11,209,040

Miscellaneous Revenue : 0.05%
Indiana Bond Bank Special Program Series A	5.25	10-15-2021	2,000,000	2,142,820

Resource Recovery Revenue : 0.32%
Indiana Finance Authority Economic Republic Services Project øø	1.40	12-1-2037	2,000,000	1,999,560
Indiana Finance Authority Republic Services Incorporated Project Series A	0.40	5-1-2034	3,000,000	2,999,340
Indiana Finance Authority Republic Services Incorporated Project Series B	1.30	5-1-2028	7,500,000	7,500,000
				12,498,900

Utilities Revenue : 0.17%
Warrick County IN Environment Import Vectra Energy Delivery of Indiana Incorporated	2.38	9-1-2055	6,550,000	6,550,786

				65,077,855

Iowa : 0.39%
Education Revenue : 0.02%
Iowa Student Loan Liquidity Corporation Series 2011A-1 ##	4.63	12-1-2019	760,000	762,751

Housing Revenue : 0.19%
Iowa Finance Authority SFMR Series D (1 Month LIBOR +0.35%) (GNMA/FNMA/FHLMC Insured) ±	1.79	7-1-2048	7,500,000	7,499,925

Industrial Development Revenue : 0.18%
Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	1.97	4-1-2022	6,775,000	6,775,000

				15,037,676

Kansas : 0.29%
Health Revenue : 0.06%
Wichita KS Health Care Facilities Presbyterian Manors Incorporate %%	4.00	5-15-2024	1,015,000	1,072,632
Wichita KS Health Care Facilities Presbyterian Manors Incorporate %%	5.00	5-15-2025	1,055,000	1,178,034
				2,250,666

Housing Revenue : 0.13%
Kansas Development Finance Authority MFHR Woodland Village Apartments Project Series J	1.68	7-1-2022	5,000,000	5,002,250

9

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Utilities Revenue : 0.10%
Burlington KS Envirnmental Impact Series A ø	1.80%	9-1-2035	$2,000,000	$2,000,000
Burlington KS Envirnmental Impact Series B ø	1.80	9-1-2035	2,000,000	2,000,000
				4,000,000

				11,252,916

Kentucky : 2.78%
Health Revenue : 0.22%
Louisville & Jefferson Counties KY Catholic Health Initiatives Series A	5.00	12-1-2021	8,210,000	8,823,041

Housing Revenue : 0.66%
Kentucky Housing Corporation Beecher Phase I Project	2.00	3-1-2022	5,500,000	5,539,270
Kentucky Housing Corporation Jefferson Green Apartments Project	2.20	9-1-2022	20,000,000	20,166,800
				25,706,070

Miscellaneous Revenue : 0.06%
Hopkins County KY Public Properties Corporation Judicial Center Project	3.63	6-1-2025	1,000,000	1,013,770
Pendleton County KY School District Finance Corporation	2.00	2-1-2021	1,200,000	1,207,392
				2,221,162

Utilities Revenue : 1.84%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	15,490,000	17,146,810
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	24,085,000	26,617,297
Kentucky Public Energy Authority Gas Supply Series C	4.00	12-1-2049	20,000,000	22,121,200
Louisville & Jefferson Counties KY Metro Government PCR Series B	2.55	11-1-2027	5,500,000	5,595,370
				71,480,677

				108,230,950

Louisiana : 0.89%
Health Revenue : 0.26%
Louisiana Tender Option Bond Trust Receipts/Floater Certificates Series 2018-BAML7002 (Bank of America NA LOC, Bank of America NA LIQ) 144Aø	1.63	9-1-2057	10,000,000	10,000,000

Housing Revenue : 0.08%
Louisiana Housing Corporation Pine Trace Homes Project	2.40	5-1-2021	3,000,000	3,015,240

Industrial Development Revenue : 0.37%
St John Baptist Parish Louisiana Marathon Oil Corporation Project %%	2.10	6-1-2037	14,320,000	14,378,998

Tax Revenue : 0.08%
Louisiana Local Government Environmental Facilities & CDA Series 2015 (Build America Mutual Assurance Company Insured)	5.00	12-1-2020	1,135,000	1,181,853
Louisiana Regional Transit Authority CAB (National Insured) ¤	0.00	12-1-2021	2,360,000	2,133,298
				3,315,151

Utilities Revenue : 0.10%
Lafayette LA Refunding Bond	5.00	11-1-2023	3,680,000	4,084,910

				34,794,299

Maine : 0.01%
Education Revenue : 0.01%
Maine Finance Authority Supplemental Education Loan Program Class A Series A-1 (AGM Insured)	5.00	12-1-2025	425,000	499,443

10

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maryland : 2.75%
GO Revenue : 0.67%
Maryland State & Local Facilities Loan of 2015 Series A	5.00%	3-1-2024	$23,060,000	$25,949,187

Health Revenue : 0.33%
Montgomery County MD Trinity Health Credit Group	1.22	12-1-2041	12,000,000	11,996,040
Rockville MD Mayor and Council Economic Development Ingleside King Farm Project Series A-1	5.00	11-1-2020	850,000	880,269
				12,876,309

Housing Revenue : 1.41%
Maryland CDA Department of Housing & Community Multifamily Development Huntington Apartments Series C 144A	2.34	4-1-2021	7,500,000	7,528,725
Maryland CDA Department of Housing & Community Multifamily Development Lakeview Victoria Park Series H	3.00	11-1-2020	9,000,000	9,080,370
Maryland CDA Department of Housing & Community Multifamily Development Orchard Mews	2.06	9-1-2021	5,500,000	5,504,125
Maryland CDA Department of Housing & Community Multifamily Development Orchard Park Series F	2.52	8-1-2020	15,000,000	15,045,150
Maryland CDA Department of Housing & Community Multifamily Development Park Square Homes Series E	2.53	8-1-2020	7,500,000	7,523,250
Maryland CDA Department of Housing & Community Multifamily Development Zions Towers Series A (FHA Insured)	2.44	3-1-2020	10,000,000	10,013,400
				54,695,020

Utilities Revenue : 0.34%
Maryland Economic Development Corporation PCR Potomac Electric Power Company Project	1.70	9-1-2022	13,250,000	13,321,285

				106,841,801

Massachusetts : 3.08%
Education Revenue : 0.25%
Massachusetts Educational Financing Authority AMT Issue J	5.00	7-1-2021	1,280,000	1,354,816
Massachusetts Educational Financing Authority AMT Issue K Series A	5.00	7-1-2022	1,000,000	1,091,290
Massachusetts Educational Financing Authority Series A	5.00	1-1-2020	3,000,000	3,025,500
Massachusetts Educational Financing Authority Series A	5.00	1-1-2022	4,115,000	4,423,625
				9,895,231

Health Revenue : 0.42%
Massachusetts Development Finance Agency Partners Healthcare System Issue Series S-3 (SIFMA Municipal Swap +0.50%) ±	2.08	7-1-2038	5,000,000	5,001,100
Massachusetts Development Finance Agency Partners Healthcare System Series S-5 (SIFMA Municipal Swap +0.42%) ±	2.00	7-1-2044	11,230,000	11,234,604
				16,235,704

Housing Revenue : 1.11%
Massachusetts HFA Construction Loan Notes Series A	1.85	6-1-2020	1,650,000	1,650,330
Massachusetts HFA Construction Loan Notes Series B	2.05	12-1-2021	26,875,000	26,895,156
Massachusetts HFA Multifamily Conduit Van Brodie Mill Series A (TD Bank NA LOC)	2.00	7-1-2020	7,000,000	7,001,820
Massachusetts HFA Single Family Series 200 (1 Month LIBOR +0.38%) ±	1.84	12-1-2048	7,500,000	7,500,300
				43,047,606

Miscellaneous Revenue : 0.97%
Massachusetts Consolidated Loan Series D	1.05	8-1-2043	12,860,000	12,820,906

11

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Massachusetts Consolidated Loan Subordinate Bond Series D-2	1.70%	8-1-2043	$24,550,000	$24,719,395
				37,540,301

Transportation Revenue : 0.33%
Massachusetts Department of Transportation Refunding Bond	5.00	1-1-2039	11,685,000	12,998,394

				119,717,236

Michigan : 2.14%
Airport Revenue : 0.24%
Wayne County MI Airport Authority Refunding Bond Series A ##	5.00	12-1-2019	9,405,000	9,459,549

Education Revenue : 0.03%
Western Michigan University Refunding Bond	5.00	11-15-2020	1,000,000	1,039,830

GO Revenue : 0.63%
Allendale MI Public School District Series A (Qualified School Board Loan Fund Insured)	3.00	11-1-2021	895,000	924,669
Birmingham MI City School District ##	5.00	11-1-2019	5,970,000	5,987,791
Caledonia MI Community Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	500,000	510,485
Caledonia MI Community Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,140,000	1,205,026
Detroit MI Series 2018	5.00	4-1-2021	620,000	641,911
Flushing MI Community School District (Qualified School Board Loan Fund Insured)	4.00	5-1-2021	1,135,000	1,181,864
Gibraltar MI School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,100,000	1,123,650
Gibraltar MI School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,185,000	1,254,323
Grand Ledge MI Public School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	2,680,000	2,736,039
Haslett MI Public Schools (Qualified School Board Loan Fund Insured)	4.00	5-1-2020	370,000	375,561
Haslett MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	500,000	528,275
Lake Orion MI Community School District 2015 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,550,000	1,582,411
Lake Orion MI Community School District 2016 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,390,000	1,419,065
Lake Orion MI Community School District 2016 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,385,000	1,463,779
South Lyon MI Community School District	4.00	5-1-2020	1,425,000	1,447,173
Southgate MI Community School District (Build America Mutual Assurance Company Insured)	5.00	5-1-2020	500,000	510,750
Warren Woods MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,445,000	1,475,215
				24,367,987

Health Revenue : 0.43%
Michigan Finance Authority Bronson Healthcare Group Series B & C	3.75	11-15-2049	7,600,000	8,496,800
Michigan Finance Authority Crittenden Hospital Medical Center Series A	4.13	6-1-2032	4,290,000	4,602,741
Michigan Hospital Finance Authority Ascension Health Subordinate Bond Credit Group Series 2005 A-4	1.63	11-1-2027	3,660,000	3,660,622
				16,760,163

Miscellaneous Revenue : 0.06%
Michigan Finance Authority Local Government Loan Program Series 2014H-1	5.00	10-1-2022	1,075,000	1,148,595
Michigan Finance Authority Senior Lien Distributable State Aid Charter County of Wayne Criminal Justice Center Project	5.00	11-1-2022	1,150,000	1,275,799
				2,424,394

12

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities Revenue : 0.52%
Michigan Strategic Limited Obligation Consumers Energy Company Project %%	1.80%	10-1-2049	$19,500,000	$19,456,905
Michigan Strategic Limited Obligation Refunding Bond Holland Home Project	4.00	11-15-2024	580,000	629,851
				20,086,756

Water & Sewer Revenue : 0.23%
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (National Insured)	5.00	7-1-2020	1,800,000	1,847,412
Michigan Finance Authority Refunding Bond Second Lien Detroit Water & Sewer Series C-7 (National Insured)	5.00	7-1-2020	3,835,000	3,936,014
Michigan Finance Authority Refunding Bond Second Lien Detroit Water & Sewer Series C-7 (National Insured)	5.00	7-1-2021	3,095,000	3,281,598
				9,065,024

				83,203,703

Minnesota : 0.85%
GO Revenue : 0.04%
Hastings MN Independent School District #200 Series A (South Dakota Credit Program Insured) ¤	0.00	2-1-2023	815,000	774,796
Hastings MN Independent School District #200 Series A (South Dakota Credit Program Insured) ¤	0.00	2-1-2024	1,015,000	945,838
				1,720,634

Health Revenue : 0.18%
Kanabec County MN Firstlight Health Kanabec Hospital	2.75	12-1-2019	7,000,000	7,002,590

Housing Revenue : 0.61%
Dakota County MN Community Development Agency Senior Multifamily Housing West St. Paul Apartments Project Series A	2.25	1-1-2022	6,285,000	6,317,556
Dakota County MN Community Development Agency Senior Multifamily Housing West St. Paul Apartments Project Series B	3.80	7-1-2022	6,325,000	6,362,381
Minnesota HFA Series D (SIFMA Municipal Swap +0.43%) (GNMA/FNMA/FHLMC Insured) ±	2.01	1-1-2045	11,000,000	10,944,010
				23,623,947

Miscellaneous Revenue : 0.02%
Duluth MN Independent School District Certificates of Participation Series B (South Dakota Credit Program Insured)	5.00	2-1-2024	425,000	484,330
Duluth MN Independent School District Certificates of Participation Series B (South Dakota Credit Program Insured)	5.00	2-1-2025	375,000	438,285
				922,615

				33,269,786

Mississippi : 0.73%
Housing Revenue : 0.55%
Mississippi Home Corporation Multifamily Vicksburg Housing Authority RAD Project (GNMA/FNMA/FHLMC Insured)	1.91	12-1-2020	21,500,000	21,511,825

Utilities Revenue : 0.18%
Mississippi Business Finance Corporation Mississippi Power Company Project Series 2010	2.75	12-1-2040	6,750,000	6,851,453

				28,363,278

13

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Missouri : 1.02%
GO Revenue : 0.18%
Kansas City MO Series A	5.00%	2-1-2020	$1,495,000	$1,513,403
St. Louis MO Special Administrative Board The Transitional School Direct Deposit Program	4.00	4-1-2022	5,030,000	5,360,169
				6,873,572

Health Revenue : 0.13%
Kirkwood MO IDA Retirement Community Series A	8.25	5-15-2045	3,000,000	3,125,850
Missouri HEFA Health Care Series B	4.50	6-1-2025	1,000,000	1,020,870
Missouri HEFA Health Care Series B	5.00	6-1-2021	1,000,000	1,024,160
				5,170,880

Industrial Development Revenue : 0.62%
Missouri Environmental Improvement and Energy Resources Authority Kansas City Power And Light Company Project	2.75	5-1-2038	23,400,000	23,989,914

Tax Revenue : 0.09%
Arnold MO Real Property Arnold Triangle Redevelopment Project Series A	3.75	5-1-2023	1,620,000	1,653,194
Bi State Development Agency Missouri Illinois Metropolitan District Refunding Bond St Clair County Metrolink Project (AGM Insured)	5.25	7-1-2020	2,000,000	2,056,380
				3,709,574

				39,743,940

Nebraska : 0.15%
Housing Revenue : 0.13%
Douglas Country NE Housing Authority Sorensen Senior Residences Project Series A	2.05	3-1-2020	5,000,000	5,001,000

Utilities Revenue : 0.02%
Nebraska Public Power Generation Agency Whelan Energy Center Unit 2 Series A	5.00	1-1-2020	1,000,000	1,008,700

				6,009,700

Nevada : 0.24%
Airport Revenue : 0.03%
Clark County NV Airport Jet Aviation Fuel Tax Series A	5.00	7-1-2020	1,000,000	1,026,190

GO Revenue : 0.12%
Clark County NV School District Series C	5.00	6-15-2022	2,000,000	2,191,400
Clark County NV School District Series D	5.00	6-15-2021	2,395,000	2,539,538
				4,730,938

Industrial Development Revenue : 0.02%
Clark County NV PCR	1.88	6-1-2031	880,000	880,475

Utilities Revenue : 0.07%
Washoe County NV Sierra Pacific Power Series B	3.00	3-1-2036	520,000	539,599
Washoe County NV Water Facility Refunding Bond Series F	2.05	3-1-2036	2,000,000	2,013,360
				2,552,959

				9,190,562

14

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Hampshire : 0.06%
Housing Revenue : 0.06%
New Hampshire HFA Multifamily Housing Series 1 (FHA Insured)	1.75%	1-1-2020	$2,455,000	$2,457,136

New Jersey : 6.72%
Airport Revenue : 0.19%
New Jersey EDA Refunding Bond Port Newark Container	5.00	10-1-2021	1,500,000	1,592,295
New Jersey EDA Refunding Bond Port Newark Container	5.00	10-1-2022	1,755,000	1,914,898
New Jersey EDA Refunding Bond Port Newark Container	5.00	10-1-2023	1,500,000	1,679,220
New Jersey EDA Refunding Bond Port Newark Container	5.00	10-1-2024	2,000,000	2,289,840
				7,476,253

Education Revenue : 0.29%
New Jersey EDA Student Loan Series 1	5.50	12-1-2021	1,000,000	1,081,970
New Jersey Higher Education Assistance Authority Series A1	5.00	12-1-2020	9,775,000	10,160,428
				11,242,398

GO Revenue : 0.16%
Andover NJ Regional School District Refunding School Bond Series 2014 (Build America Mutual Assurance Company Insured)	3.00	2-15-2020	515,000	518,229
New Jersey TTFA Transit System Series A	5.75	6-15-2020	2,275,000	2,339,678
Trenton City NJ Refunding Bond	4.00	7-15-2020	1,685,000	1,706,619
Trenton City NJ Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	12-1-2020	1,675,000	1,741,967
				6,306,493

Housing Revenue : 2.26%
New Jersey Housing & Mortgage Finance Agency Multifamily Series A	2.00	11-1-2021	325,000	327,795
New Jersey Housing & Mortgage Finance Agency Multifamily Series B	1.65	5-1-2020	4,605,000	4,610,019
New Jersey Housing & Mortgage Finance Agency Multifamily Series B	2.00	5-1-2021	14,335,000	14,438,212
New Jersey Housing & Mortgage Finance Agency Multifamily Series C	2.41	10-1-2021	27,500,000	27,736,500
New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	2.60	10-1-2021	5,805,000	5,874,254
New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	2.70	4-1-2022	5,925,000	6,024,185
New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	2.80	10-1-2022	5,530,000	5,646,628
New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	2.90	4-1-2023	6,100,000	6,266,469
New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	2.95	10-1-2023	5,710,000	5,896,717
New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	3.10	4-1-2024	2,700,000	2,814,345
New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	3.25	4-1-2025	3,070,000	3,231,359
New Jersey Housing & Mortgage Finance Agency Villa Victoria Apartments Project Series F	2.43	11-1-2021	5,000,000	5,041,650
				87,908,133

Miscellaneous Revenue : 1.98%
New Jersey EDA Prerefunded Bond	5.00	12-15-2019	285,000	287,103
New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2023	3,000,000	3,337,830
New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2024	2,605,000	2,959,046
New Jersey EDA School Facilities Construction Bonds Series K (National Insured)	5.25	12-15-2021	1,040,000	1,122,326
New Jersey EDA School Facilities Construction Bonds Series NN	5.00	3-1-2022	405,000	436,185
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2021	5,020,000	5,254,735
New Jersey EDA Series BBB	5.00	6-15-2022	6,000,000	6,515,760
New Jersey EDA Series BBB	5.00	6-15-2023	4,000,000	4,450,440
New Jersey EDA Series XX	5.00	6-15-2022	7,500,000	8,144,700

15

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
New Jersey EDA Transportation Project New Jersey Transit Corporation Project Series B	5.00%	11-1-2021	$2,490,000	$2,661,063
New Jersey EDA Transportation Project New Jersey Transit Corporation Project Series B	5.00	11-1-2022	26,000,000	28,521,740
New Jersey EDA Unrefunded Bond	5.00	12-15-2019	715,000	719,791
New Jersey School Facilities Construction Prerefunded Bond Series EE	5.00	9-1-2020	1,650,000	1,704,038
New Jersey TTFA Series A	5.00	12-15-2019	3,000,000	3,020,100
New Jersey TTFA Series A	5.00	6-15-2020	1,000,000	1,023,220
Newark NJ Housing Authority Newark Redevelopment Project Refunding Bond (National Insured)	5.25	1-1-2020	2,170,000	2,189,443
Newark NJ Housing Authority Newark Redevelopment Project Refunding Bond (National Insured)	5.25	1-1-2021	4,570,000	4,770,166
				77,117,686

Tax Revenue : 0.06%
New Jersey Casino Reinvestment Development Authority	4.00	11-1-2019	1,425,000	1,427,109
New Jersey EDA School Facilities Construction Unrefunded Bond Series EE	5.00	9-1-2020	610,000	628,392
				2,055,501

Transportation Revenue : 1.78%
New Jersey TTFA Series A	5.25	12-15-2020	33,465,000	34,888,936
New Jersey TTFA Series A1	5.00	6-15-2020	7,000,000	7,167,510
New Jersey TTFA Series A1	5.00	6-15-2021	5,000,000	5,288,650
New Jersey Turnpike Authority Series C-6 (1 Month LIBOR +0.75%) ±	2.21	1-1-2030	21,820,000	21,962,703
				69,307,799

				261,414,263

New Mexico : 0.27%
Utilities Revenue : 0.27%
Farmington NM PCR Southern California Edison Company Four Corners Project Series 2011	1.88	4-1-2029	5,500,000	5,502,860
Farmington NM PCR Southern California Edison Company Four Corners Project Series A	1.88	4-1-2029	4,950,000	4,952,574
				10,455,434

				10,455,434

New York : 6.76%
GO Revenue : 0.88%
Nassau County NY Prerefunded Bond Series C	5.00	10-1-2020	3,020,000	3,020,000
Nassau County NY Series A	5.00	1-1-2020	4,000,000	4,035,320
Nassau County NY Series F	5.00	10-1-2020	1,780,000	1,780,000
Nassau County NY Unrefunded Bond Series C	5.00	10-1-2020	45,000	45,000
New York NY Series J Subordinate Bond Series J3 (AGM Insured) (m)	1.94	6-1-2036	22,125,000	22,125,000
Oyster Bay NY Public Improvement	4.00	2-15-2020	1,000,000	1,008,490
Rockland County NY Public Improvement Series C (AGM Insured)	3.00	5-1-2020	1,390,000	1,403,775
Rockland County NY Refunding Bond (Build America Mutual Assurance Company Insured)	3.00	2-15-2020	630,000	633,975
				34,051,560

Health Revenue : 0.27%
New York Dormitory Authority Non State Supported Debt Northwell Health	5.00	5-1-2048	4,000,000	4,547,880
New York City NY Health & Hospital Corporation Health System Series A	5.50	2-15-2020	5,755,000	5,774,625
				10,322,505

16

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing Revenue : 0.70%
New York City NY Housing Development Corporation Multifamily Housing AMT Sustainable Neighborhood	1.75%	11-1-2023	$400,000	$399,000
New York City NY Housing Development Corporation Multifamily Housing AMT Sustainable Neighborhood	1.80	5-1-2024	400,000	398,972
New York City NY Housing Development Corporation Multifamily Housing AMT Sustainable Neighborhood	1.85	11-1-2024	400,000	398,960
New York City NY Housing Development Corporation Multifamily Housing AMT Sustainable Neighborhood	1.90	5-1-2025	515,000	513,378
New York City NY Housing Development Corporation Multifamily Housing AMT Sustainable Neighborhood	1.95	11-1-2025	520,000	518,326
New York City NY Housing Development Corporation Multifamily Housing AMT Sustainable Neighborhood	2.00	5-1-2026	535,000	533,133
New York HFA Affordable Housing Series L (GNMA/FNMA/FHLMC Insured)	1.65	5-1-2021	6,400,000	6,417,216
New York HFA Affordable Housing Series M-1 (GNMA/FNMA/FHLMC Insured)	1.80	5-1-2020	1,200,000	1,202,412
New York HFA Affordable Housing Series M-1 (GNMA/FNMA/FHLMC Insured)	2.00	5-1-2021	5,000,000	5,032,100
New York City NY Housing Development Corporation Sustainable Neighborhood Bonds Series I2B	2.00	5-1-2021	12,000,000	12,002,760
				27,416,257

Industrial Development Revenue : 0.87%
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2024	30,130,000	33,889,621

Miscellaneous Revenue : 0.15%
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building	5.00	11-1-2019	2,775,000	2,782,520
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building	5.00	11-1-2020	2,915,000	3,020,727
				5,803,247

Tax Revenue : 0.66%
New York Metropolitan Transportation Authority Subordinate Bond Series A2A (SIFMA Municipal Swap +0.45%) ±	2.03	11-1-2026	6,980,000	6,968,413
New York NY Transitional Finance Authority Subordinate Bond Series 1-B (SIFMA Municipal Swap +0.80%) ±	2.38	11-1-2022	18,500,000	18,587,875
				25,556,288

Transportation Revenue : 3.08%
New York Metropolitan Transportation Authority Subordinate Bond Series A2 (SIFMA Municipal Swap +0.58%) ±	2.16	11-15-2039	2,000,000	2,000,960
New York Metropolitan Transportation Authority Subordinate Bond Series B4	5.00	11-15-2030	13,835,000	13,890,202
New York Metropolitan Transportation Authority Subordinate Bond Series C2	4.00	11-15-2033	8,330,000	8,501,098
New York Metropolitan Transportation Authority Subordinate Bond Series D-2 (SIFMA Municipal Swap +0.45%) ±	2.03	11-15-2044	22,545,000	22,495,852
New York Metropolitan Transportation Authority Subordinate Bond Series D-2A-1 (1 Month LIBOR +0.57%) (AGM Insured) ±	2.01	11-1-2032	7,500,000	7,506,300
New York Metropolitan Transportation Authority Subordinate Bond Series D-2A-2 (1 Month LIBOR +0.68%) (AGM Insured) ±	2.12	11-1-2032	20,000,000	20,062,400
New York Metropolitan Transportation Authority Subordinate Bond Series D-2B (1 Month LIBOR +0.30%) (AGM Insured) ±	1.74	11-1-2032	6,000,000	5,985,180
New York Metropolitan Transportation Authority Subordinate Bond Series D1	5.00	9-1-2022	20,000,000	21,904,000
New York Metropolitan Transportation Authority Tender Option Bond Trust Receipts (AGM Insured, JPMorgan Chase & Company LIQ) 144Aø	1.64	5-15-2027	8,335,000	8,335,000

17

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Transportation Revenue (continued)
Niagara Falls NY Board Community Toll (National Insured)	6.25%	10-1-2020	$8,685,000	$9,104,225
				119,785,217

Utilities Revenue : 0.15%
Long Island NY Power Authority Electric System General Series B	1.65	9-1-2049	6,000,000	5,990,940

				262,815,635

North Carolina : 0.22%
Health Revenue : 0.19%
Charlotte Mecklenburg NC Hospital Authority Atrium Health Series B	5.00	1-15-2048	7,000,000	7,578,830

Industrial Development Revenue : 0.03%
Columbus County NC Industrial Facilities and Pollution Control Financing Authority Environmental Improvement Revenue Refunding Bond International Paper Company Project Series A %%	2.00	11-1-2033	1,000,000	1,001,340

				8,580,170

Ohio : 2.05%
GO Revenue : 0.01%
Springfield OH Refunding Bond (AGC Insured)	4.00	12-1-2020	440,000	440,823

Health Revenue : 0.02%
Lake County OH Lake Hospital System Incorporated	5.00	8-15-2020	905,000	931,046

Housing Revenue : 1.00%
Cuyahoga OH Metropolitan Housing Authority Headquarters Project	1.75	3-1-2020	5,445,000	5,446,470
Lucas OH Metropolitan Housing Authority Certificate of Participation	2.25	11-1-2020	530,000	530,996
Lucas Plaza OH Housing Development Corporation Refunding Bond (FHA Insured) ¤	0.00	6-1-2024	15,800,000	14,607,258
Ohio HFA Cambridge Village Apartments Project (HUD Insured)	2.40	4-1-2021	3,200,000	3,213,280
Ohio HFA Multifamily Sem Manor Project	1.40	9-1-2020	6,000,000	5,993,460
Trumbull Metropolitan Housing Authority Multifamily Housing Apartments Project Series A	1.70	6-1-2022	9,250,000	9,265,818
				39,057,282

Miscellaneous Revenue : 0.07%
Ohio Portsmouth Bypass Project	5.00	12-31-2020	1,320,000	1,370,926
Ohio Portsmouth Bypass Project	5.00	12-31-2021	1,205,000	1,286,253
				2,657,179

Resource Recovery Revenue : 0.36%
Ohio State Air Quality Development Authority Series A	2.88	2-1-2026	3,750,000	3,794,063
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series E	5.63	10-1-2019	10,200,000	10,200,000

				13,994,063
Utilities Revenue : 0.59%
American Municipal Power Ohio Incorporated Refunding Bond	2.30	2-15-2038	8,750,000	8,875,475
Lancaster OH Port Authority Gas Supply	5.00	8-1-2049	12,000,000	13,927,800
				22,803,275

				79,883,668

18

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oklahoma : 0.85%
Airport Revenue : 0.06%
Tulsa OK Airports Improvement Trust Series 2013A (Build America Mutual Assurance Company Insured)	5.00%	6-1-2020	$695,000	$710,387
Tulsa OK Airports Improvement Trust Series 2015A (Build America Mutual Assurance Company Insured)	5.00	6-1-2020	1,710,000	1,747,859
				2,458,246

GO Revenue : 0.38%
Oklahoma County OK Independent School District #52 Series A	2.50	1-1-2021	3,535,000	3,587,707
Oklahoma County OK Independent School District #52 Series A	3.00	1-1-2022	3,535,000	3,664,558
Oklahoma County OK Independent School District #52 Series A	3.00	1-1-2023	3,135,000	3,301,469
Oklahoma County OK Independent School District #52 Series A	3.50	1-1-2020	2,840,000	2,855,251
Woodward County OK Independent School District #1 Board of Education	2.30	6-1-2020	1,435,000	1,440,166
				14,849,151

Health Revenue : 0.05%
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2022	500,000	542,635
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2023	500,000	556,730
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2024	600,000	684,552
				1,783,917

Miscellaneous Revenue : 0.35%
Blaine County OK Educational Facilities Authority Watonga Public Schools Project	5.00	12-1-2020	750,000	778,830
Blaine County OK Educational Facilities Authority Watonga Public Schools Project	5.00	12-1-2021	945,000	1,012,879
Creek County OK Educational Facilities Authority Sapulpa Public School Project	5.00	9-1-2020	2,550,000	2,633,513
Grady County OK School Finance Authority Tuttle Public School Project	5.00	9-1-2021	1,065,000	1,133,799
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2023	830,000	931,874
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2024	1,080,000	1,241,698
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2025	930,000	1,092,601
Tulsa County OK Industrial Authority Educational Broken Arrow Public Schools Project	5.00	9-1-2025	2,500,000	2,833,225
Weatherford OK Industrial Trust Educational Facilities Lease Weatherford Public Schools Project	5.00	3-1-2027	1,475,000	1,789,205
				13,447,624

Tax Revenue : 0.01%
Cleveland County OK Justice Authority Detention Facility Project	4.00	3-1-2020	500,000	501,010

				33,039,948

Other : 0.90%
Miscellaneous Revenue : 0.90%
Branch Banking & Trust Municipal Investment Trust Various States Class C (SIFMA Municipal Swap +1.05%) (Rabobank LOC) 144A±	2.63	12-31-2019	1,169,463	1,169,779
FHLMC Multiclass Mortgage Certificate of Participation Series M012 Class A1A øø	1.60	8-15-2051	919,131	923,276
FHLMC Multiclass Mortgage Certificate of Participation Series M012 Class A1B1 øø	2.25	8-15-2051	17,003,921	17,264,422

19

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
FHLMC Multifamily Certificates Series M042 Class A (SIFMA Municipal Swap +0.25%) ±	1.79%	9-15-2033	$10,840,000	$10,840,000
Public Housing Capital Fund Trust I (HUD Insured) 144A	4.50	7-1-2022	4,054,110	4,093,232
Public Housing Capital Fund Trust II (HUD Insured) 144A	4.50	7-1-2022	628,016	636,859
				34,927,568

Pennsylvania : 6.52%
Education Revenue : 1.01%
Lehigh County PA General Purpose Authority (SIFMA Municipal Swap +0.58%) ±	2.16	11-1-2037	11,500,000	11,498,275
Pennsylvania HEFAR Thomas Jefferson University Series B ø	1.78	9-1-2045	2,635,000	2,635,000
Philadelphia PA IDA Thomas Jefferson University Series B ø	1.78	9-1-2050	25,210,000	25,210,000
				39,343,275

GO Revenue : 1.37%
Butler PA Area School District (AGM Insured)	5.00	10-1-2023	1,280,000	1,448,768
Butler PA Area School District (AGM Insured)	5.00	10-1-2024	2,965,000	3,446,842
Butler PA Area School District (AGM Insured)	5.00	10-1-2025	4,695,000	5,594,139
Coatesville PA Area School District (AGM Insured)	5.00	8-1-2023	1,000,000	1,119,060
Lackawanna County PA Riverside School District Project (Build America Mutual Assurance Company Insured)	4.00	10-15-2019	1,400,000	1,401,176
Lackawanna County PA Riverside School District Project (Build America Mutual Assurance Company Insured)	4.00	10-15-2020	1,455,000	1,488,159
Manheim Township PA School District Series A (1 Month LIBOR +0.47%) ±	1.89	5-1-2025	3,760,000	3,766,166
Penn Hills PA School District (Build America Mutual Assurance Company Insured)	5.00	11-15-2020	825,000	857,390
Penn Hills PA School District (Build America Mutual Assurance Company Insured)	5.00	11-15-2021	1,275,000	1,366,673
Philadelphia PA School District Series A	5.00	9-1-2022	1,000,000	1,096,700
Philadelphia PA School District Series A	5.00	9-1-2024	800,000	923,856
Philadelphia PA School District Series C	5.00	9-1-2020	1,125,000	1,160,595
Philadelphia PA School District Series D	5.00	9-1-2020	1,500,000	1,547,460
Philadelphia PA School District Series D	5.00	9-1-2021	1,750,000	1,863,050
Philadelphia PA School District Series E (State Aid Withholding Insured)	5.00	9-1-2020	2,225,000	2,295,399
Philadelphia PA School District Series E	5.25	9-1-2023	7,000,000	7,242,340
Philadelphia PA School District Series F	5.00	9-1-2020	2,750,000	2,837,010
Philadelphia PA School District Series F	5.00	9-1-2021	3,580,000	3,811,268
Scranton PA 144A	5.00	9-1-2020	2,205,000	2,258,890
Scranton PA School District Series A	5.00	6-1-2021	680,000	714,809
Scranton PA School District Series A	5.00	6-1-2022	730,000	785,341
Scranton PA School District Series A	5.00	6-1-2023	835,000	925,589
Scranton PA School District Series B	5.00	6-1-2021	580,000	609,690
Scranton PA School District Series B (National Insured)	5.00	6-1-2022	870,000	940,661
Scranton PA School District Series B (National Insured)	5.00	6-1-2023	615,000	681,721
Scranton PA School District Series C	5.00	6-1-2020	585,000	596,460
Scranton PA School District Series C	5.00	6-1-2021	590,000	620,202
Warwick PA School District	4.00	2-15-2020	1,000,000	1,009,940
West Mifflin PA School District (AGM Insured)	5.00	10-1-2019	750,000	750,000
				53,159,354

Health Revenue : 0.95%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (3 Month LIBOR +0.72%) ±	2.23	2-1-2021	1,345,000	1,346,533
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2023	1,000,000	1,133,200
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2024	1,000,000	1,163,990
Franklin County PA IDA Menno-Haven Incorporated Project	4.00	12-1-2019	500,000	501,405
Franklin County PA IDA Menno-Haven Incorporated Project	5.00	12-1-2021	230,000	242,528
Lancaster County PA Hospital Authority Healthcare Facilities Moravian Manors Incorporated Project	2.88	12-15-2023	1,200,000	1,200,708

20

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Montgomery County PA Higher Education & Health Authority Series 2018D ø	1.78%	9-1-2050	$12,000,000	$12,000,000
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series A	5.00	9-1-2023	1,050,000	1,191,236
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series C (SIFMA Municipal Swap +0.72%) ±	2.30	9-1-2051	10,000,000	10,000,000
Montgomery County PA IDA Albert Einstein Healthcare Network Issue Series A	5.00	1-15-2020	1,315,000	1,325,310
Philadelphia PA Hospitals & HEFAR Temple University Health System	5.00	7-1-2021	1,250,000	1,313,750
Philadelphia PA Hospitals & HEFAR Temple University Health System	5.00	7-1-2022	2,000,000	2,156,220
Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	3,250,000	3,248,538
				36,823,418

Housing Revenue : 0.82%
Pennsylvania HFA Single Family Series 125A	2.38	10-1-2025	18,920,000	19,202,286
Pennsylvania HFA Single Family Series 128A	4.75	4-1-2033	8,620,000	9,400,713
Pittsburgh PA Urban RDA Crawford Square Apartments Project	2.25	12-1-2020	3,300,000	3,303,300
				31,906,299

Industrial Development Revenue : 0.61%
Lehigh County PA IDA Electric Utilities Corporation Series B	1.80	2-15-2027	2,500,000	2,518,150
Montgomery County PA IDA Exelon Generation Company LLC	2.50	10-1-2030	15,795,000	15,888,033
Montgomery County PA IDA Peco Energy Company Project Series A	2.60	3-1-2034	2,125,000	2,147,291
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2020	1,850,000	1,919,264
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2021	1,095,000	1,166,591
				23,639,329

Miscellaneous Revenue : 0.41%
Bethlehem PA Area School District Authority Bethlehem Area School District Refunding Bond Project (1 Month LIBOR +0.49%) ±	1.92	1-1-2030	4,980,000	4,980,100
Delaware County PA Authority Neumann University	4.00	10-1-2021	1,365,000	1,397,214
Pennsylvania Certificate of Participation (AGM Insured)	2.00	11-1-2019	1,100,000	1,100,000
Pennsylvania Certificate of Participation (AGM Insured)	4.00	11-1-2019	1,005,000	1,006,618
Philadelphia PA Public School Building Authority Harrisburg School District Project Series A (AGM Insured)	5.00	12-1-2023	2,505,000	2,846,206
Philadelphia PA RDA Transformation Initiative Series B	5.00	4-15-2020	1,870,000	1,902,276
Scranton PA RDA Series A (Municipal Government Guaranty Insured)	5.00	11-15-2021	2,580,000	2,657,761
				15,890,175

Resource Recovery Revenue : 0.55%
Pennsylvania EDFA Solid Waste Disposal Series A	1.70	8-1-2037	9,420,000	9,427,159
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project	1.53	8-1-2045	12,000,000	11,998,080
				21,425,239

Transportation Revenue : 0.42%
Lancaster PA Parking Authority Series A (BAM Insured) %%	4.00	9-1-2025	530,000	595,964
Lancaster PA Parking Authority Series A (BAM Insured) %%	4.00	9-1-2026	545,000	621,709
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +0.70%) ±	2.28	12-1-2023	2,880,000	2,917,987
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +1.27%) ±	2.85	12-1-2020	11,300,000	11,394,694
Reading PA Parking Authority CAB (National Insured) ¤	0.00	11-15-2019	1,000,000	997,310
				16,527,664

Water & Sewer Revenue : 0.38%
Pittsburgh PA Water & Sewer Authority Series C (1 Month LIBOR +0.64%) (AGM Insured) ±	2.14	9-1-2040	15,000,000	15,004,650

				253,719,403

21

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Rhode Island : 0.36%
Education Revenue : 0.05%
Rhode Island Student Loan Authority AMT Series A	5.00%	12-1-2019	$450,000	$452,430
Rhode Island Student Loan Authority AMT Series A	5.00	12-1-2023	1,175,000	1,322,416
				1,774,846

Health Revenue : 0.08%
Rhode Island Health & Educational Building Corporation Tockwotton Home Series 2011	8.38	1-1-2046	3,000,000	3,258,900

Miscellaneous Revenue : 0.23%
Rhode Island & Providence Plantations Consolidated Capital Development Series A	5.00	8-1-2023	8,045,000	8,869,452

				13,903,198

South Carolina : 0.84%
Education Revenue : 0.04%
South Carolina EDA Brashier Charter LLC Project (SunTrust Bank LOC) ø	1.64	12-1-2038	1,370,000	1,370,000

Health Revenue : 0.41%
Greenville SC Health System Hospital Series 2014-B Tender Option Bond Trust Receipts/Certificates Series 2015-XF0145 (TD Bank NA LIQ) 144Aø	1.68	5-30-2022	8,020,000	8,020,000
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	1.77	5-1-2048	8,000,000	8,000,000
				16,020,000

Miscellaneous Revenue : 0.25%
South Carolina Transportation Infrastructure Bank Refunding Bond Series B (1 Month LIBOR +0.45%) ±	1.85	10-1-2031	9,755,000	9,748,854

Utilities Revenue : 0.14%
Piedmont SC Municipal Power Agency (National Insured)	5.38	1-1-2025	4,760,000	5,610,945

				32,749,799

Tennessee : 1.72%
Health Revenue : 0.08%
Greeneville TN Health and Educational Ballad Health Series A	5.00	7-1-2023	1,600,000	1,787,776
Knox County TN Health Educational and University Health System Incorporate	5.00	4-1-2024	1,000,000	1,127,130
				2,914,906

Housing Revenue : 0.17%
Kingsport TN Housing & RDA Collateralized Multifamily Housing Series B	2.22	1-1-2022	6,700,000	6,763,918

Utilities Revenue : 1.47%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	7,500,000	8,298,375
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	45,840,000	49,017,170
				57,315,545

				66,994,369

Texas : 14.17%
Airport Revenue : 0.21%
Dallas-Fort Worth TX International Airport Series B	5.00	11-1-2023	500,000	551,345

22

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport Revenue (continued)
El Paso TX Airport Series 2018	5.00%	8-15-2025	$3,110,000	$3,629,246
Houston TX Airport System Refunding Bond Subordinate Bond Lien Series A	5.00	7-1-2024	3,620,000	3,951,483
				8,132,074

Education Revenue : 0.57%
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2021	665,000	691,447
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2022	1,000,000	1,057,950
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2023	1,510,000	1,623,507
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2024	3,125,000	3,410,531
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (3 Month LIBOR +1.00%) ±	3.32	4-1-2037	4,375,000	4,381,300
Texas A&M University System Permanent University Series A	5.00	7-1-2021	4,870,000	5,184,553
Texas PFA Southern University Financing System (Build America Mutual Assurance Company Insured)	5.00	11-1-2019	2,375,000	2,381,080
University of Texas Financing System Refunding Bonds Series C	5.00	8-15-2022	3,000,000	3,310,680
				22,041,048

GO Revenue : 7.86%
Cypress-Fairbanks TX Independent School District Series A-1	2.13	2-15-2027	7,040,000	7,120,890
Cypress-Fairbanks TX Independent School District Series B-2	2.13	2-15-2040	17,000,000	17,195,330
Dallas TX Unrefunded Balance Refunding Bond	5.00	2-15-2021	3,580,000	3,761,685
Denton TX Independent School District School Building Series B	2.00	8-1-2044	4,070,000	4,154,656
Denton TX Independent School District Unlimited Tax School Building Bond Series 2013	2.00	8-1-2043	4,000,000	4,015,760
Eanes TX Independent School District School Building Series B	1.75	8-1-2039	7,465,000	7,516,359
Fort Bend TX Independent School District Series C	1.35	8-1-2042	4,525,000	4,518,665
Fort Bend TX independent School District Series D	1.50	8-1-2042	10,530,000	10,529,895
Harris County TX Cypress-Fairbanks Independent High School Series B-1	2.13	2-15-2040	4,800,000	4,855,152
Harris County TX Refunding Bonds Series A	5.00	10-1-2021	10,000,000	10,030,000
Hays TX Consolidated Independent School District Building Bonds Series B	2.70	8-15-2042	7,370,000	7,590,068
Houston TX Independent School District	1.45	6-1-2029	8,385,000	8,381,059
Houston TX Independent School District Limited Tax Schoolhouse Series B	2.40	6-1-2036	5,000,000	5,073,650
Houston TX Public Improvement Series A	5.00	3-1-2020	4,000,000	4,061,520
Houston TX Public Improvement Series A	5.00	3-1-2021	4,000,000	4,210,120
Houston TX Public Improvement Series A	5.00	3-1-2022	5,000,000	5,434,550
Houston TX Public Improvement Series A	5.00	3-1-2023	3,500,000	3,917,830
Hurst Euless Bedford TX Independent School District Prerefunded Bond	5.00	8-15-2022	2,140,000	2,206,682
Hutto TX Independent School District Series 2015	3.00	2-1-2055	23,425,000	23,709,848
Lake Travis TX Independent School District Prefunded Series B	2.63	2-15-2048	1,010,000	1,040,159
Lake Travis TX Independent School District Unrefunded Bond	2.63	2-15-2048	8,990,000	9,205,670
Leander TX Independent School District Refunding CAB ¤	0.00	8-15-2023	1,065,000	1,005,498
Leander TX Independent School District Unrefunded Bond ¤	0.00	8-15-2044	8,500,000	2,701,640
Mansfield TX Independent School District	2.50	8-1-2042	8,500,000	8,649,770
McAllen TX Independent School District Series A	5.00	2-15-2024	2,620,000	2,935,160
New Caney TX Independent School District Building Bonds	3.00	2-15-2050	1,100,000	1,130,294
North East TX Independent School District	2.20	8-1-2049	4,800,000	4,939,824
North East TX Independent School District	2.38	8-1-2047	7,135,000	7,301,317
Northside TX Independent School District Building Bonds Series 2018	2.75	8-1-2048	18,975,000	19,825,080
Northside TX Independent School District Building Project	1.75	6-1-2032	6,045,000	6,048,023
Northside TX Independent School District Building Project	2.00	6-1-2046	8,600,000	8,670,348
Nueces County TX Tax Notes %%	1.95	2-15-2026	6,500,000	6,498,960
Pflugerville TX Independent School District School Building Series A	2.25	8-15-2037	3,450,000	3,526,280
Texas Northside Independent School District	1.45	6-1-2047	4,000,000	3,998,120
Texas TRAN	4.00	8-27-2020	47,750,000	48,893,135
Texas Transportation Commission Mobility Fund Series B (SIFMA Municipal Swap +0.30%) ±	1.88	10-1-2041	24,500,000	24,501,470

23

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Tomball TX Independent School District Series B2	2.13%	2-15-2039	$6,500,000	$6,574,685
				305,729,152

Health Revenue : 0.29%
Brazos County TX Health Facilities Tender Option Bond Trust Receipts (Bank of America NA LOC, Bank of America NA LIQ) 144Aø	1.71	1-1-2028	8,430,000	8,430,000
Tarrant County TX ECFA Hendrick Medical Center Group	5.00	9-1-2020	920,000	950,213
Tarrant County TX ECFA Hendrick Medical Center Group	5.00	11-15-2020	1,045,000	1,065,022
Travis County TX Health Facilities Development Corporation Longhorn Village Project Series A	7.13	1-1-2046	845,000	904,142
				11,349,377

Housing Revenue : 1.84%
Alamito TX Public Facility Corporation Cramer Three Apartments Project	2.50	11-1-2021	20,000,000	20,245,800
Austin TX Affordable PFC Incorporated Multifamily Housing Bridge Cameron Apartments	1.86	12-1-2021	25,000,000	25,015,250
Bexar County TX Housing Finance Corporation Medio Springs Apartments Project	2.00	11-1-2020	26,500,000	26,558,035
				71,819,085

Resource Recovery Revenue : 0.62%
Mission TX Economic Development Corporation Waste Management Project	2.50	8-1-2020	11,000,000	11,011,770
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A ø	1.87	4-1-2040	7,385,000	7,385,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø	1.87	4-1-2040	5,785,000	5,785,000
				24,181,770

Transportation Revenue : 0.73%
Central Texas Regional Mobility Authority Series B	5.00	1-1-2045	310,000	317,663
Central Texas Regional Mobility Authority Subordinate Bond	4.00	1-1-2022	6,000,000	6,230,280
North Texas Tollway Authority Series A	5.00	1-1-2020	1,050,000	1,059,398
North Texas Tollway Authority Series A	5.00	1-1-2021	1,860,000	1,944,128
North Texas Tollway Authority Special Projects System Series A	6.00	9-1-2041	3,500,000	3,807,125
North Texas Tollway Authority Special Projects System Series D	5.00	9-1-2024	1,790,000	1,913,707
North Texas Tollway Authority Special Projects System Series D	5.00	9-1-2028	4,335,000	4,634,592
North Texas Tollway Authority Special Projects System Series D	5.25	9-1-2025	3,840,000	4,123,469
North Texas Tollway Authority Special Projects System Series D	5.25	9-1-2026	3,980,000	4,273,804
				28,304,166

Utilities Revenue : 1.56%
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bond	2.75	2-1-2048	6,000,000	6,220,920
San Antonio TX Junior Lien Series D	3.00	12-1-2045	12,325,000	12,544,508
San Antonio TX Series A	2.25	2-1-2033	24,550,000	24,581,670
Texas Municipal Gas Acquisition & Supply Corporation III	5.00	12-15-2019	7,000,000	7,047,460
Texas Municipal Gas Acquisition & Supply Corporation Series A (SIFMA Municipal Swap +0.55%) ±	2.13	9-15-2027	10,345,000	10,211,032
				60,605,590

Water & Sewer Revenue : 0.49%
San Antonio TX Water System Junior Lien Series A	2.63	5-1-2049	12,250,000	12,819,625
San Antonio TX Water System Junior Lien Series B	2.00	5-1-2044	5,605,000	5,673,493
Walnut Creek TX Special Utility District (Build America Mutual Assurance Company Insured)	4.00	1-10-2020	500,000	503,590
				18,996,708

				551,158,970

24

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utah : 0.28%
Airport Revenue : 0.20%
Salt Lake City UT International Airport Series A	5.00%	7-1-2023	$2,500,000	$2,805,975
Salt Lake City UT International Airport Series A	5.00	7-1-2024	2,000,000	2,304,620
Salt Lake City UT International Airport Series A	5.00	7-1-2025	2,300,000	2,716,392
				7,826,987

Housing Revenue : 0.08%
Utah Housing Corporation Multifamily Lincoln Tower Apartments Project	1.54	8-1-2022	3,000,000	2,995,050

				10,822,037

Virginia : 3.23%
Health Revenue : 0.04%
Lexington VA IDA Residential Care Facility Kendal at Lexington Refunding Bond	3.00	1-1-2020	450,000	451,179
Lexington VA IDA Residential Care Facility Kendal at Lexington Refunding Bond	4.00	1-1-2021	440,000	450,446
Lexington VA IDA Residential Care Facility Kendal at Lexington Refunding Bond	4.00	1-1-2022	525,000	545,360
				1,446,985

Housing Revenue : 0.71%
Fairfax County VA Redevelopment & Housing Authority Parkwood Project	2.21	2-1-2021	15,000,000	15,086,250
Newport News VA Redevelopment & Housing Authority Multifamily Housing Series A	1.82	11-1-2020	9,500,000	9,501,900
Virginia Federal Home Loan Mortgage Corporation Multifamily VRD Certificates M-052 (FHLMC LIQ) ø	1.79	6-15-2036	3,000,000	3,000,000
				27,588,150

Industrial Development Revenue : 0.09%
Peninsula VA Ports Authority Coal Terminal Refunding Bond Dominion Terminal Associates Project %%	1.70	10-1-2033	3,300,000	3,298,251

Miscellaneous Revenue : 0.53%
Franklin County VA IDA Public Facility Lease BAN	3.00	10-15-2023	3,000,000	3,045,060
Westmoreland County VA IDA Lease BAN High School Project	2.00	6-1-2022	17,510,000	17,662,162
				20,707,222

Tax Revenue : 0.08%
Greater Richmond VA Convention Center Authority	5.00	6-15-2020	1,000,000	1,025,420
Marquis VA CDA CAB Series 2015 144A	7.50	9-1-2045	680,000	442,150
Marquis VA CDA CAB Series A	5.10	9-1-2036	2,169,000	1,402,779
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	3,493,000	208,672
				3,079,021

Transportation Revenue : 0.44%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	13,750,000	15,587,275
Virginia Commonwealth Transportation Board Refunding Bonds Series A	5.00	5-15-2023	1,500,000	1,697,955
				17,285,230

Utilities Revenue : 1.34%
Halifax County VA IDA	2.15	12-1-2041	44,450,000	44,694,920

25

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Utilities Revenue (continued)
York County VA EDA PCR Virginia Electric And Power Company Project Series A	1.90%	5-1-2033	$7,500,000	$7,580,700
				52,275,620

				125,680,479

Washington : 4.18%
Airport Revenue : 0.29%
Metropolitan Washington Airports Authority Refunding Bond Series 2014A	3.00	10-1-2022	6,500,000	6,790,420
Port of Seattle WA Refunding Bond Series B	5.00	8-1-2023	4,155,000	4,556,456
				11,346,876

Education Revenue : 0.57%
University of Washington Series A	5.00	5-1-2048	20,500,000	21,991,170

GO Revenue : 0.14%
Washington Series A	5.00	8-1-2022	4,800,000	5,296,128

Health Revenue : 0.71%
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.00%) ±	2.58	1-1-2035	8,650,000	8,662,197
Washington Health Care Facilities Authority Catholic Health Initiatives Series A	5.00	2-1-2023	1,025,000	1,070,951
Washington Health Care Facilities Authority Commonspirit Health Series B1	5.00	8-1-2049	2,500,000	2,849,000
Washington Health Care Facilities Authority Commonspirit Health Series B3	5.00	8-1-2049	4,000,000	4,743,680
Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR +1.10%) ±	2.47	1-1-2042	9,500,000	9,563,555
Washington Health Care Facilities Authority Series 2015	5.00	7-1-2020	850,000	869,372
				27,758,755

Housing Revenue : 0.66%
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2025	500,000	583,140
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2026	730,000	868,934
Washington Housing Finance Commission Multifamily Housing Sanford Hildebrandt Towers Project	2.25	7-1-2021	16,900,000	17,023,539
Washington Housing Finance Commission Multifamily Housing Series A	1.80	7-1-2020	7,350,000	7,354,190
				25,829,803

Tax Revenue : 0.44%
Central Puget Sound WA Regional Transit Authority Sales Series S2B (SIFMA Municipal Swap +0.45%) ±	2.03	11-1-2045	17,250,000	17,252,588

Utilities Revenue : 0.93%
Seattle WA Municipal Light & Power Refunding Bond Series B-2 (SIFMA Municipal Swap +0.29%) ±	1.87	5-1-2045	12,635,000	12,646,877
Seattle WA Municipal Light & Power Refunding Bond Series C-1 (SIFMA Municipal Swap +0.49%) ±	2.07	11-1-2046	23,190,000	23,310,356
				35,957,233

Water & Sewer Revenue : 0.44%
King County WA Junior Lien Series 2011	2.45	1-1-2042	17,000,000	17,082,450

				162,515,003

26

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
West Virginia : 0.22%
Utilities Revenue : 0.22%
West Virginia EDA Solid Waste Disposal Facilities Wheeling Power Company Mitchell Project Series A	3.00%	6-1-2037	$8,300,000	$8,552,569

Wisconsin : 1.42%
Airport Revenue : 0.20%
Wisconsin Airport Facilities PFA Senior Obligation Group Series B	5.00	7-1-2022	7,470,000	7,848,505

Education Revenue : 0.14%
Wisconsin PFA Guilford College	5.00	1-1-2021	650,000	670,911
Wisconsin PFA Guilford College	5.00	1-1-2022	625,000	660,481
Wisconsin PFA Loan Anticipation Notes Lake Oconee Academy Foundation Incorporated Project	2.30	10-1-2019	4,000,000	4,000,000
				5,331,392

Health Revenue : 0.24%
Wisconsin HEFA Advocate Aurora Health Credit	5.00	8-15-2054	2,000,000	2,290,940
Wisconsin HEFA Advocate Aurora Health Credit	5.00	8-15-2054	1,200,000	1,405,656
Wisconsin HEFA Advocate Aurora Health Credit Group Series C-4 (SIFMA Municipal Swap +0.65%) ±	2.23	8-15-2054	4,200,000	4,213,482
Wisconsin HEFA Benevolent Corporation Cedar Community	5.00	6-1-2020	880,000	895,655
Wisconsin HEFA Vernon Memorial Healthcare Incorporated	5.00	3-1-2020	375,000	377,704
				9,183,437

Miscellaneous Revenue : 0.84%
Waukesha County WI Anticipation Notes Series C	3.00	5-1-2022	3,035,000	3,039,279
Waukesha County WI Series B	3.00	5-1-2021	11,890,000	11,906,170
Wisconsin State Refunding Bond Series A	5.00	5-1-2022	8,040,000	8,805,472
Wisconsin State Refunding Bond Series A	5.00	5-1-2023	8,015,000	9,064,805
				32,815,726

				55,179,060

Wyoming : 0.18%
Industrial Development Revenue : 0.18%
Sweetwater County WY Pacificorp Project ø	1.70	11-1-2024	7,000,000	7,000,000

Total Municipal Obligations (Cost $3,851,739,972)				3,886,697,519

			Shares
Closed End Municipal Bond Funds : 0.86%
California : 0.65%
Nuveen California AMT-Free Quality Municipal Income Fund Variable Rate Demand Preferred Shares Series A 1.88% 144A			25,400,000	25,400,000

Massachusetts : 0.21%
Nuveen Massachusetts AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares 1.93% 144A			3,000,000	3,000,000
Nuveen Massachusetts Dividend Advantage Municipal Income Fund Variable Rate Demand Preferred Shares 1.93% 144A			5,000,000	5,000,000
				8,000,000

Total Closed End Municipal Bond Funds (Cost $33,400,000)				33,400,000

27

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

		Yield	Shares	Value
Short-Term Investments : 0.06%
Investment Companies : 0.06%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##		1.46%	2,286,346	$2,287,718

Total Short-Term Investments (Cost $2,287,718)				2,287,718

Total investments in securities (Cost $3,887,427,690)	100.84%			3,922,385,237
Other assets and liabilities, net	(0.84)			(32,712,363)

Total net assets	100.00%			$3,889,672,874

##	All or a portion of this security is segregated for when-issued securities.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue

28

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

PFA	Public Finance Authority
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TRAN	Tax revenue anticipation notes
TTFA	Transportation Trust Fund Authority

29

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	9,941,476	246,077,493	253,732,623	2,286,346	$2,287,718	0.06%

Wells Fargo Short-Term Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$3,886,697,519	$0	$3,886,697,519
Closed end municipal bond funds	0	33,400,000	0	33,400,000
Short-term investments
Investment companies	2,287,718	0	0	2,287,718

Total assets	$2,287,718	$3,920,097,519	$0	$3,922,385,237

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended September 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.80%
Alabama : 2.58%
Health Revenue : 0.21%
Birmingham AL Special Care Facilities Ascension Senior Credit Group Series C-1	1.85%	11-15-2046	$5,250,000	$5,314,365

Industrial Development Revenue : 0.14%
Selma AL Industrial Development Board Refunding Bonds Gulf Opportunity Zone International Paper Company %%	2.00	11-1-2033	3,650,000	3,654,891

Utilities Revenue : 2.23%
Alabama Black Belt Energy Gas District Series A	4.00	12-1-2048	2,000,000	2,156,840
Southeast Alabama Gas Supply District Project #1 Series A	4.00	4-1-2049	4,410,000	4,772,811
Southeast Alabama Gas Supply District Project #2 Series A	4.00	6-1-2049	16,505,000	17,964,042
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0184 (Morgan Stanley Bank LIQ) 144Aø	1.98	9-1-2046	31,400,000	31,400,000
				56,293,693

				65,262,949

Alaska : 0.85%
Health Revenue : 0.49%
Alaska IDA Loan Anticipation YKHC Project	3.50	12-1-2020	6,000,000	6,013,260
Alaska Industrial Development & Export Authority Tanana Chiefs Conference Project Series 2019A %%	5.00	10-1-2027	1,455,000	1,763,751
Alaska Industrial Development & Export Authority Tanana Chiefs Conference Project Series 2019A %%	5.00	10-1-2028	1,530,000	1,876,101
Alaska Industrial Development & Export Authority Tanana Chiefs Conference Project Series 2019A %%	5.00	10-1-2029	2,220,000	2,751,512
				12,404,624

Industrial Development Revenue : 0.17%
Valdez AK Marine Terminal BP Pipelines Project Series B	5.00	1-1-2021	4,000,000	4,172,760

Utilities Revenue : 0.19%
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015	5.00	1-1-2022	1,735,000	1,830,772
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015	5.00	1-1-2023	2,835,000	3,053,380
				4,884,152

				21,461,536

Arizona : 1.63%
Education Revenue : 0.55%
Arizona IDA Agribusiness & Equine Center Incorporated Project Series 2017B 144A	4.00	3-1-2027	1,210,000	1,276,526
Arizona IDA Education Facility Leman Academy of Excellence Incorporated Project 144A%%	4.50	7-1-2029	765,000	792,395
Maricopa County AZ IDA Educational Horizon Community Learning Center Project	2.63	7-1-2021	1,085,000	1,080,291
Phoenix AZ IDA BASIS Schools Incorporated Project Series A 144A	3.00	7-1-2020	120,000	120,324
Phoenix AZ IDA BASIS Schools Incorporated Project Series A 144A	3.00	7-1-2020	670,000	671,809
Phoenix AZ IDA Great Hearts Academies Project	5.20	7-1-2022	345,000	362,543
Phoenix AZ IDA Legacy Traditional School Project Series 2015 144A	3.00	7-1-2020	305,000	305,217
Pima County AZ IDA American Leadership Academy Project Series 2015 144A	4.60	6-15-2025	1,095,000	1,155,532
Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2020	530,000	539,090
Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2021	1,300,000	1,351,090
Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2022	1,355,000	1,418,658

1

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Pima County AZ IDA New Plan Learning Project Series A	7.75%	7-1-2035	$985,000	$984,980
Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	2,950,000	2,949,882
Pima County AZ IDA Noah Webster Schools Project Series A	5.50	12-15-2023	955,000	1,008,661
				14,016,998

GO Revenue : 0.05%
Verrado AZ Community Facilities District #1 Series A 144A	5.00	7-15-2020	700,000	710,269
Verrado AZ Community Facilities District #1 Series A 144A	5.00	7-15-2021	500,000	514,775
				1,225,044

Health Revenue : 0.54%
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project	5.00	1-1-2022	1,065,000	1,152,255
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project	5.00	1-1-2023	1,120,000	1,248,912
Maricopa County AZ IDA Senior Living Facilities Christian Care Surprise Incorporated Project 144A	5.00	1-1-2026	3,205,000	3,283,619
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.57%) ±	2.15	1-1-2035	6,000,000	6,013,020
Tempe AZ IDA Mirabella Arizona State University Project Series B1 144A	4.00	10-1-2023	1,810,000	1,829,602
				13,527,408

Miscellaneous Revenue : 0.49%
Navajo Nation AZ Series A 144A	4.00	12-1-2022	6,345,000	6,615,932
Navajo Nation AZ Series A 144A	5.00	12-1-2025	4,110,000	4,603,447
Navajo Nation AZ Tribal Utility Authority (Municipal Government Guaranty Insured)	4.00	1-1-2021	1,192,000	1,196,661
				12,416,040

				41,185,490

Arkansas : 0.72%
Health Revenue : 0.19%
Boone County AR Hospital Construction Series 2006 (BOKF NA LOC) ø	3.00	5-1-2037	4,700,000	4,700,000

Housing Revenue : 0.23%
Arkansas Development Finance Authority MFHR Hickory View Apartments	1.37	9-1-2023	6,000,000	5,951,880

Tax Revenue : 0.30%
Fayetteville AR Sales and Use Tax Capital Improvement Refunding Bonds Series A	1.60	11-1-2035	7,500,000	7,589,925

				18,241,805

California : 1.55%
Education Revenue : 0.04%
California Municipal Finance Authority Charter School Nova Academy Project Series 2016A 144A	4.00	6-15-2026	825,000	893,673
California School Finance Authority Charter School Rocketship Education Obligated Group Series 2017A 144A	4.50	6-1-2027	250,000	270,605
				1,164,278

Health Revenue : 0.73%
California Statewide CDA Health Facilities Catholic Series D (AGM Insured) (m)	1.94	7-1-2041	8,700,000	8,700,000

2

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
California Statewide CDA Health Facilities Catholic Series E (AGM Insured) (m)	1.74%	7-1-2040	$8,450,000	$8,450,000
Palomar CA Health Refunding Bond Series 2016	4.00	11-1-2019	1,250,000	1,251,963
				18,401,963

Industrial Development Revenue : 0.26%
California PCFA AMT Calplant I Project 144A	7.50	7-1-2032	3,500,000	3,658,480
California PCFA Solid Waste Disposal AMT Green Bond Calplant I project 144A	7.50	12-1-2039	3,000,000	2,908,800
				6,567,280

Miscellaneous Revenue : 0.14%
Compton CA PFA Lease 144A	4.00	9-1-2022	3,390,000	3,475,360

Water & Sewer Revenue : 0.38%
California Tender Option Bond Trust Receipts/Certificates for Semitropic Improvement District Water Storage Series A (JPMorgan Chase & Company LIQ) 144Aø	1.73	12-1-2019	9,595,000	9,595,000

				39,203,881

Colorado : 1.13%
Education Revenue : 0.45%
Colorado ECFA Eagle Ridge Academy Project 144A	3.63	11-1-2026	2,260,000	2,288,250
Colorado ECFA Rocky Mountain Classical Academy Project	6.38	9-1-2023	1,190,000	1,324,232
Colorado ECFA Vanguard School Project	4.00	6-15-2021	250,000	260,275
Colorado ECFA Vanguard School Project	4.00	6-15-2022	515,000	547,136
Colorado ECFA Windsor Charter Academy 144A	3.88	9-1-2026	1,085,000	1,093,040
Colorado School of Mines Institutional Enterprise Refunding Bonds Series 2018A (1 Month LIBOR +0.50%) ±	1.90	2-1-2023	5,915,000	5,919,495
				11,432,428

GO Revenue : 0.12%
Aviation Station North Metropolitan District Number 2 Colorado Refunding Bonds And Improvement Limited Tax Series A	4.00	12-1-2029	500,000	515,645
Centennial CO Southglenn Metropolitan District	3.00	12-1-2021	668,000	670,271
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2025	1,000,000	1,193,730
Thompson Crossing Metropolitan District Number 4 Colorado Refunding Bonds And Improvement Limited Tax	3.50	12-1-2029	515,000	516,761
				2,896,407

Health Revenue : 0.42%
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A	5.00	2-1-2022	3,415,000	3,577,349
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A	5.25	2-1-2031	5,150,000	5,411,775
Colorado Health Facilities Authority Christian Living Neighborhoods Project	4.00	1-1-2020	450,000	452,363
Colorado Health Facilities Authority Series B-2	5.00	8-1-2049	1,000,000	1,186,580
				10,628,067

Tax Revenue : 0.14%
Centerra CO Metropolitan District #1 Series 2017 144A	5.00	12-1-2021	1,440,000	1,517,818
Centerra CO Metropolitan District #1 Series 2017 144A	5.00	12-1-2022	1,940,000	2,082,299
				3,600,117

				28,557,019

3

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Connecticut : 2.69%
Education Revenue : 0.40%
Connecticut HEFAR Yale University Issue Series A	2.05%	7-1-2035	$7,000,000	$7,086,940
Connecticut HEFAR Yale University Issue Series A-2	2.00	7-1-2042	1,500,000	1,556,295
Connecticut State Higher Education Supplemental Loan Authority AMT Chelsea Loan Progam Series B	5.00	11-15-2026	750,000	895,223
Connecticut State Higher Education Supplemental Loan Authority AMT Chelsea Loan Progam Series B	5.00	11-15-2027	500,000	606,620
				10,145,078

GO Revenue : 0.18%
Hartford CT Series A	5.00	4-1-2027	1,650,000	1,833,579
Hartford CT Series A	5.00	4-1-2025	2,500,000	2,787,200
				4,620,779

Health Revenue : 0.02%
Connecticut HEFA Bridgeport Hospital Series D	5.00	7-1-2020	500,000	514,160

Housing Revenue : 0.38%
Meriden CT Multifamily Housing Yale Acres Project	1.73	8-1-2022	9,635,000	9,661,593

Miscellaneous Revenue : 0.11%
Connecticut Series A (SIFMA Municipal Swap +0.75%) ±	2.33	3-1-2021	2,700,000	2,714,499

Tax Revenue : 1.60%
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose Series A	5.00	8-1-2029	16,280,000	19,293,916
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2030	3,000,000	3,757,980
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2031	9,000,000	11,216,880
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2032	5,000,000	6,206,350
				40,475,126

				68,131,235

Delaware : 0.07%
Education Revenue : 0.07%
Delaware EDA Odyssey Charter School Project Series A 144A	6.25	9-1-2025	1,730,000	1,856,740

District of Columbia : 0.57%
Housing Revenue : 0.23%
District of Columbia HFA Hilltop Apartments Project Series 2017	1.94	1-1-2021	5,850,000	5,855,733

Miscellaneous Revenue : 0.34%
Tender Option Bond Trust Receipts/Certificates Series 2019-BAML8002 (Bank of America NA LOC, Bank of America NA LIQ) 144Aø	1.66	3-1-2052	8,450,000	8,450,000

				14,305,733

Florida : 2.41%
Education Revenue : 0.19%
Capital Trust Agency Educational Facilities Renaissance Charter School Incorporated Projects Series 2017A 144A	4.38	6-15-2027	1,345,000	1,406,574
Capital Trust Agency Educational Facilities Renaissance Charter School Incorporated Projects Series A 144A	4.00	6-15-2029	2,410,000	2,491,530

4

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Miami-Dade County FL IDA Youth Charter Schools Project Series 2015A 144A	5.00%	9-15-2025	$800,000	$839,400
				4,737,504

Health Revenue : 1.16%
Florida Tender Option Bond Trust Receipts/Certificates Series 2018-XG0173 (Credit Suisse LIQ) 144Aø	1.68	10-1-2025	5,000,000	5,000,000
Highlands County FL Health Facilities Authority Adventist Health System Series A ø	1.58	11-15-2037	10,000,000	10,000,000
Jacksonville FL HCFR Baptist Health Series D ø	1.57	8-1-2036	3,535,000	3,535,000
Jacksonville FL HCFR Baptist Health Series E ø	1.57	8-1-2036	4,360,000	4,360,000
Lakeland FL Hospital System Lakeland Regional Health System	5.00	11-15-2022	4,495,000	4,814,280
Sarasota County FL Health Facilities Authority Village on the Isle Project	4.00	1-1-2020	1,485,000	1,491,935
				29,201,215

Housing Revenue : 0.21%
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2020	1,210,000	1,236,632
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2021	1,265,000	1,335,309
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2022	1,325,000	1,441,653
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2023	1,190,000	1,332,550
				5,346,144

Industrial Development Revenue : 0.12%
Escambia County FL Environmental Improvement Refunding Bonds International Paper Company Project Series B %%	2.00	11-1-2033	825,000	826,106
Florida Development Finance Corporation 144A	5.00	5-1-2029	2,000,000	2,208,260
				3,034,366

Miscellaneous Revenue : 0.17%
Florida Village Community Development District #10 Special Assignment	5.13	5-1-2024	2,275,000	2,446,171
Pinellas County FL IDA 2017 Foundation for Global Understanding Incorporated Project	5.00	7-1-2029	1,000,000	1,198,190
Wildwood FL Village Community Development District #12 Series 2016	2.88	5-1-2021	660,000	666,184
				4,310,545

Resource Recovery Revenue : 0.15%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.00	8-1-2029	3,500,000	3,718,820

Transportation Revenue : 0.41%
Florida Development Finance Corporation Surface Series T	1.90	1-1-2049	9,400,000	9,407,614
Miami-Dade County FL Expressway Authority Toll System (AGM Insured, Citibank NA LIQ) 144Aø	1.78	2-1-2020	1,050,000	1,050,000
				10,457,614

				60,806,208

Georgia : 4.04%
Education Revenue : 0.05%
Georgia Private Colleges & Universities Authority	5.00	10-1-2019	1,325,000	1,325,000

Health Revenue : 0.83%
Gainesville & Hall Counties GA Development Authority Senior Living Facilities Lanier Village Series B (AGC Insured, TD Bank NA SPA) ø	1.80	11-15-2033	15,000,000	15,000,000

5

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Gainesville & Hall Counties GA Hospital Authority Health System Project Series B (SIFMA Municipal Swap +0.95%) ±	2.53%	8-15-2035	$6,000,000	$6,000,960
				21,000,960

Housing Revenue : 0.04%
Northwest Georgia Housing Authority MFHR Charles Hight Apartments Project (FHA Insured)	1.54	8-1-2022	1,000,000	998,350

Transportation Revenue : 0.08%
Georgia Road & Tollway Authority I-75 S Express Lanes Project Series A 144A¤	0.00	6-1-2024	2,500,000	2,012,575

Utilities Revenue : 3.04%
Bartow County GA Development Authority	2.75	12-1-2032	4,500,000	4,632,345
Bartow County GA Development Authority Pollution Control Georgia Power Company Plant Bowen Project	1.55	8-1-2043	5,000,000	4,960,800
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.25	10-1-2032	1,500,000	1,520,070
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series E	3.25	11-1-2045	3,000,000	3,119,760
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	14,955,000	15,305,545
Floyd County GA PCR Georgia Power Company Plant Hammond Project	2.35	7-1-2022	8,875,000	8,951,059
Main Street Natural Gas Incorporated Georgia Gas Project Series B	4.00	8-1-2049	10,000,000	11,258,300
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	8-1-2048	14,485,000	15,723,178
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	2,640,000	2,855,424
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	2.15	4-1-2048	4,700,000	4,728,012
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2027	300,000	361,611
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2028	400,000	490,124
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2029	400,000	491,684
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project P Series B	5.00	1-1-2028	1,000,000	1,215,150
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project P Series B	5.00	1-1-2029	910,000	1,108,844
				76,721,906

				102,058,791

Guam : 0.04%
Water & Sewer Revenue : 0.04%
Guam Government Waterworks Authority Water & Wastewater System Series 2014A	5.00	7-1-2020	1,000,000	1,022,640

Hawaii : 0.37%
Health Revenue : 0.37%
Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	2.03	7-1-2039	9,325,000	9,325,000

Illinois : 18.06%
Airport Revenue : 1.76%
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2013A	5.50	1-1-2027	3,925,000	4,397,609
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2014A	5.00	1-1-2026	7,000,000	7,916,230
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2014A	5.00	1-1-2030	4,925,000	5,528,854

6

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport Revenue (continued)
Chicago IL O’Hare International Airport AMT Passenger Facility Charge Refunding Bonds Series B	5.00%	1-1-2032	$5,125,000	$5,477,600
Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015 C	5.00	1-1-2022	695,000	747,125
Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015 D	5.00	1-1-2021	500,000	522,485
Chicago IL O’Hare International Airport Senior Lien Refunding Bonds Series 2013A	5.00	1-1-2026	2,690,000	2,971,589
Chicago IL O’Hare International Airport Senior Lien Refunding Bonds Series 2015A	5.00	1-1-2028	10,000,000	11,584,300
Chicago IL O’Hare International Airport Senior Lien Refunding Bonds Series 2017D	5.00	1-1-2025	1,700,000	1,980,823
Chicago IL O’Hare International Airport Customer Facility Charge	5.25	1-1-2023	1,350,000	1,504,211
Chicago IL O’Hare International Airport Customer Facility Charge	5.25	1-1-2024	1,665,000	1,866,432
				44,497,258

Education Revenue : 0.21%
University of Illinois Board of Trustees Auxiliary Facilities System Refunding Bond	4.00	4-1-2030	5,000,000	5,322,900

GO Revenue : 5.98%
Bensenville IL Series B (AGM Insured)	5.00	12-30-2025	435,000	466,172
Berwyn IL Series A	5.00	12-1-2028	3,000,000	3,392,100
Chicago IL Board of Education Unlimited Tax General Obligation Refunding Bonds Series 2018A (AGM Insured)	5.00	12-1-2024	3,000,000	3,410,190
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2027	7,720,000	6,330,323
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2024	9,800,000	8,801,772
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2022	400,000	427,248
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2023	800,000	878,456
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2024	550,000	619,768
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2025	625,000	717,269
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2022	1,000,000	1,068,120
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2023	1,000,000	1,098,070
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2024	410,000	462,009
Chicago IL Park District Harbor Facilities Series D	5.00	1-1-2022	1,645,000	1,757,057
Chicago IL Park District Harbor Facilities Series D	5.00	1-1-2023	1,175,000	1,290,232
Chicago IL Park District Limited Tax Series B	5.00	1-1-2022	4,675,000	4,993,461
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2022	1,235,000	1,350,090
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2023	1,295,000	1,453,638
Chicago IL Series C	5.00	1-1-2021	1,000,000	1,044,590
Chicago IL Series C	5.00	1-1-2022	2,250,000	2,375,100
Chicago IL Series C	5.00	1-1-2023	2,500,000	2,695,100
Chicago IL Series G (Ambac Insured)	5.00	12-1-2024	910,000	913,922
Cook County IL Community Consolidated School District #15 Palatine	5.00	12-1-2026	2,040,000	2,427,314
Cook County IL Refunding Bonds Series 2010 G	5.00	11-15-2026	1,000,000	1,037,520
Cook County IL School District #123 Oak Lawn CAB (National Insured) ¤	0.00	12-1-2021	1,090,000	1,045,670
Cook County IL School District #153 Homewood Series A (AGM Insured) ¤	0.00	12-15-2023	1,225,000	1,123,668
Cook County IL School District #227 Rich Township Refunding School Bonds Series 2015	3.00	12-1-2024	965,000	1,016,724
Cook County IL School District #99 Cicero Limited Tax (Build America Mutual Assurance Company Insured)	5.00	12-1-2026	3,030,000	3,606,336
Cook County IL School District #99 Cicero Limited Tax (Build America Mutual Assurance Company Insured)	5.00	12-1-2027	2,950,000	3,554,898
Cook County IL School District #99 Cicero Limited Tax (Build America Mutual Assurance Company Insured)	5.00	12-1-2028	2,285,000	2,791,836
Cook County IL Series A	5.00	11-15-2021	2,250,000	2,407,613
Cook County IL Series A	5.00	11-15-2030	2,200,000	2,596,858
Cook County IL Series A	5.25	11-15-2022	10,040,000	10,456,660
Cook County IL Series A	5.25	11-15-2022	1,000,000	1,082,690
Decatur IL Macon County General Obligation Refunding Bonds Series 2013	5.00	3-1-2024	1,405,000	1,537,211
Decatur IL Macon County School District #061 Series 2011A (AGM Insured)	5.25	1-1-2026	715,000	746,403

7

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Decatur IL Macon County School District #061 Series 2011A (AGM Insured)	5.25%	1-1-2027	$1,495,000	$1,562,694
DeKalb & Kane Counties IL Community Unit School District #427 Sycamore Prerefunded Bond Balance CAB (AGM Insured) ¤	0.00	1-1-2024	455,000	424,506
DeKalb & Kane Counties IL Community Unit School District #427 Sycamore Unrefunded Bond Balance CAB (AGM Insured) ¤	0.00	1-1-2024	5,175,000	4,698,900
DuPage & Cook Counties IL Township High School District #86 Hinsdale	4.00	1-15-2034	2,815,000	3,215,040
Grundy, Kendall & Will Counties IL Community School District Number 201 Series 2010B	5.25	10-15-2026	2,000,000	2,002,840
Illinois State Series 2012	5.00	3-1-2028	6,000,000	6,328,200
Illinois State Series A	5.00	4-1-2023	3,500,000	3,801,455
Kane, Cook & DuPage Counties IL School District #46 Elgin Series 2015A	5.00	1-1-2028	1,555,000	1,756,870
Kane, Cook & DuPage Counties IL School District #46 Elgin Series 2015D	5.00	1-1-2032	1,025,000	1,151,065
Kane, Cook & DuPage Counties IL School District #46 Elgin Unrefunded Bond Balance Series 2012B	4.50	1-1-2025	4,295,000	4,543,723
Kane, Cook & DuPage Counties IL School District #46 Prerefunded CAB Series B (Ambac Insured) ¤	0.00	1-1-2021	510,000	500,580
Kane, Cook & DuPage Counties IL School District #46 Unrefunded CAB Series B (Ambac Insured) ¤	0.00	1-1-2021	595,000	582,541
Madison-Macoupin Etc Counties IL Community College District #536 Series A (Build America Mutual Assurance Company Insured)	5.00	11-1-2025	1,620,000	1,851,433
Madison-Macoupin Etc Counties IL Community College District #536 Series A (Build America Mutual Assurance Company Insured)	5.00	11-1-2026	1,410,000	1,609,007
Rockford IL Waterworks System Series B (Build America Mutual Assurance Company Insured)	5.00	12-15-2020	1,000,000	1,039,340
Rockford IL Waterworks System Series B (Build America Mutual Assurance Company Insured)	5.00	12-15-2021	1,015,000	1,082,579
Rockford IL Waterworks System Series B (Build America Mutual Assurance Company Insured)	5.00	12-15-2022	1,065,000	1,166,974
Waukegan IL Series 2015A (AGM Insured)	5.00	12-30-2031	1,000,000	1,146,130
Will County IL	4.00	11-15-2035	2,490,000	2,758,372
Will County IL Lincoln-Way Community High School District #210	4.00	1-1-2022	1,630,000	1,631,956
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2021	2,185,000	2,130,528
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2025	14,385,000	12,688,577
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2026	8,295,000	7,080,612
Will County IL School District #114 Manhattan CAB Series C (National Insured) ¤	0.00	12-1-2021	1,055,000	1,005,183
Winnebago & Boone Counties IL School District #205 Series A ¤	0.00	2-1-2021	1,305,000	1,269,856
Winnebago & Boone Counties IL School District #205 Series B ¤	0.00	2-1-2021	3,400,000	3,308,438
				151,313,487

Health Revenue : 0.27%
Illinois Development Finance Authority Evanston Northwestern Healthcare Corporation Series B (JPMorgan Chase & Company SPA) ø	1.75	5-1-2031	1,000,000	1,000,000
Illinois Finance Authority Ascension Health Alliance Senior Credit Group Bonds Series A	5.00	11-15-2027	1,000,000	1,073,640
Illinois Finance Authority Friendship Village of Schaumburg Series 2017	5.00	2-15-2021	2,555,000	2,578,404
Illinois Finance Authority Rosalind Franklin University of Medicine & Science Series A	3.25	2-15-2022	380,000	383,036
Illinois Finance Authority Revenue Bonds Series 2014	5.00	8-1-2038	1,520,000	1,722,814
				6,757,894

Housing Revenue : 0.04%
Housing Development Authority Illinois Homeowner Mortgage 2016 Series C	2.90	8-1-2031	1,000,000	1,030,620

Miscellaneous Revenue : 1.78%
Chicago IL Board of Education Refunding Bonds Series A	4.00	12-1-2027	1,750,000	1,895,268

8

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Chicago IL Board of Education Refunding Bonds Series B	5.00%	12-1-2026	$2,000,000	$2,308,300
Chicago IL Board of Education Refunding Bonds Series B	5.00	12-1-2027	1,625,000	1,900,698
Chicago IL Transit Authority Capital Grant Receipts Refunding Bond Series 2011 (AGM Insured)	5.25	6-1-2024	4,450,000	4,720,872
Illinois Refunding Bond Series 2012 (AGM Insured)	5.00	8-1-2020	5,050,000	5,190,542
Illinois Refunding Bonds Series 2016	5.00	2-1-2026	7,000,000	7,943,250
Illinois Sports Facilities Authority Refunding Bond	5.00	6-15-2028	1,000,000	1,189,780
Illinois Series 2012	5.00	8-1-2021	5,620,000	5,905,833
Illinois Series 2013 (AGM Insured)	5.00	7-1-2023	4,875,000	5,374,346
Illinois Series D	5.00	11-1-2022	7,885,000	8,489,701
				44,918,590

Tax Revenue : 6.83%
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2021	1,450,000	1,493,457
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2022	1,810,000	1,900,518
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2023	2,400,000	2,564,232
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2024	2,475,000	2,691,513
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2025	1,000,000	1,081,390
Chicago IL Series A	5.00	1-1-2029	5,000,000	5,045,000
Chicago IL Tax Increment Bond Pilson Redevelopment Project Series A	5.00	6-1-2022	1,635,000	1,774,498
Chicago IL Transit Authority Sales Tax Receipts Series 2011	5.25	12-1-2036	17,415,000	18,495,949
Chicago lL Series A	5.00	1-1-2022	3,000,000	3,027,000
Illinois Regional Transportation Authority Series A (AGM Insured)	5.25	6-1-2024	9,995,000	11,613,590
Illinois Sales Tax First Series (National Insured)	6.00	6-15-2024	515,000	597,040
Illinois Sales Tax First Series (National Insured)	6.00	6-15-2025	8,165,000	9,717,411
Illinois Sales Tax Series of June 2013	5.00	6-15-2026	9,100,000	9,922,913
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (Build America Mutual Assurance Company Insured)	5.00	6-15-2028	1,500,000	1,814,610
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (Build America Mutual Assurance Company Insured)	5.00	6-15-2028	750,000	907,305
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (Build America Mutual Assurance Company Insured)	5.00	6-15-2030	1,250,000	1,526,250
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (Build America Mutual Assurance Company Insured)	5.00	6-15-2030	750,000	915,750
Illinois Sports Facilities Authority Series 2014	5.00	6-15-2022	3,395,000	3,637,471
Illinois Sports Facilities Authority Series 2014	5.00	6-15-2023	3,220,000	3,526,866
Illinois Sports Facilities Authority Series 2014	5.00	6-15-2024	4,130,000	4,618,331
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2022	3,795,000	3,576,142
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2026	1,740,000	1,463,427
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XG0108 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	1.76	4-1-2046	7,420,000	7,420,000
Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series A (National Insured) ¤	0.00	12-15-2022	1,390,000	1,296,203
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	19,090,000	20,439,281
Metropolitan Pier & Exposition Authority McCormick Place Project Callable Bond Series B	5.00	12-15-2022	11,520,000	11,561,933
Metropolitan Pier & Exposition Authority Prerefunded Bond (National Insured) ¤	0.00	12-15-2023	20,000	18,704
Metropolitan Pier & Exposition Authority Prerefunded Bond (National Insured)	5.70	6-15-2025	220,000	247,557
Metropolitan Pier & Exposition Authority Unrefunded Bond (National Insured) ¤	0.00	12-15-2023	845,000	767,725
Metropolitan Pier & Exposition Authority Unrefunded Bond (National Insured)	5.70	6-15-2025	780,000	860,504
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	4,815,000	5,638,702
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2028	4,015,000	4,846,667
Sales Tax Securitization Corporation Series A	5.00	1-1-2027	1,000,000	1,190,330
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2020	760,000	762,265
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2021	790,000	801,028
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2022	820,000	833,907
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2023	855,000	872,459
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2024	885,000	904,895
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2025	925,000	944,286

9

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Tender Option Bond Trust Receipts/Certificates Series 2018-YX1099 (Barclays Bank plc LIQ) 144Aø	1.78%	1-1-2035	$21,365,000	$21,365,000
				172,682,109

Tobacco Revenue : 0.80%
Railsplitter Tobacco Settlement Authority	5.00	6-1-2023	18,000,000	20,156,220

Water & Sewer Revenue : 0.39%
Chicago IL Wastewater Transmission Series B (AGM Insured)	5.00	1-1-2031	3,140,000	3,746,271
Chicago IL Waterworks Second Lien	5.00	11-1-2028	2,560,000	3,035,520
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2030	2,620,000	3,172,741
				9,954,532

				456,633,610

Indiana : 0.26%
Health Revenue : 0.01%
Indiana HFFA Ancilla System Incorporated (National Insured)	5.25	7-1-2022	240,000	240,694

Industrial Development Revenue : 0.12%
Whiting IN BP Products North America Incorporated Project	1.85	6-1-2044	3,000,000	3,000,000

Miscellaneous Revenue : 0.13%
Michigan IN City School Building Corporation Series 2016A	5.00	1-15-2025	1,000,000	1,155,970
Westfield-Washington IN Multi-School Building Corporation First Mortgage Series B 144A	1.50	1-15-2022	2,250,000	2,234,498
				3,390,468

				6,631,162

Iowa : 0.42%
GO Revenue : 0.38%
Coralville IA Taxable-Annual Appropriation Series 2018E	7.00	6-1-2025	8,485,000	9,140,127
Coralville IA Taxable-Annual Appropriation Series B	4.40	5-1-2023	410,000	413,366
				9,553,493

Industrial Development Revenue : 0.04%
Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	1.97	4-1-2022	1,000,000	1,000,000

				10,553,493

Kansas : 0.74%
Health Revenue : 0.10%
Wichita KS Health Care Facilities Presbyterian Manors Obligated Group %%	5.00	5-15-2026	1,105,000	1,247,755
Wichita KS Health Care Facilities Presbyterian Manors Obligated Group %%	5.00	5-15-2028	1,220,000	1,394,411
				2,642,166

Housing Revenue : 0.20%
Kansas Development Finance Authority MFHR Woodland Village Apartments Project Series J	1.68	7-1-2022	5,000,000	5,002,250

Tax Revenue : 0.44%
Wyandotte County & Kansas City KS Special Obligation Refunding & Improvement Bonds Plaza Redevelopment Project	4.00	12-1-2028	725,000	750,281

10

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00%	9-1-2034	$25,065,000	$10,321,266
				11,071,547

				18,715,963

Kentucky : 0.92%
Education Revenue : 0.18%
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	3.00	12-1-2024	4,530,000	4,543,952

Health Revenue : 0.13%
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	3.00	11-15-2019	350,000	349,983
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	3.35	11-15-2020	335,000	335,503
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	5.00	11-15-2025	1,500,000	1,577,850
Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured) ¤	0.00	10-1-2022	1,000,000	935,670
				3,199,006

Utilities Revenue : 0.61%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	3,870,000	4,283,935
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	10,200,000	11,272,428
				15,556,363

				23,299,321

Louisiana : 2.49%
Airport Revenue : 0.20%
New Orleans LA Aviation Board General North Terminal Project Series A	5.00	1-1-2032	1,000,000	1,154,280
New Orleans LA Aviation Board Gulf Opportunity Zone Controlled Foreign Corporation Revenue Refunding Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2031	1,250,000	1,530,350
New Orleans LA Aviation Board Gulf Opportunity Zone Controlled Foreign Corporation Revenue Refunding Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2032	2,000,000	2,437,620
				5,122,250

Education Revenue : 0.29%
Louisiana Public Facilities Authority Loyola University Project Series 2011	5.25	10-1-2025	2,815,000	2,997,553
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2020	1,000,000	978,130
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2021	1,950,000	1,864,122
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2022	1,500,000	1,399,770
				7,239,575

Health Revenue : 0.39%
Louisiana Tender Option Bond Trust Receipts/Floater Certificates Series 2018-BAML7002 (Bank of America NA LOC, Bank of America NA LIQ) 144Aø	1.63	9-1-2057	10,000,000	10,000,000

11

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Housing Revenue : 1.19%
Louisiana Housing Corporation Harmony Garden Estates Project Series 2017	1.65%	12-1-2020	$13,500,000	$13,500,000
Louisiana Housing Corporation The Meadows at Nicholson Project Series 2017	1.83	5-1-2020	16,500,000	16,502,970
				30,002,970

Industrial Development Revenue : 0.28%
St. John the Baptist Parish Louisiana Series A	2.20	6-1-2037	7,000,000	7,048,930

Miscellaneous Revenue : 0.06%
Louisiana Local Government Environmental Facilities and CDA Jefferson Parish Gomesa Project 144A%%	4.00	11-1-2044	1,500,000	1,501,800

Water & Sewer Revenue : 0.08%
Greater Ouachita Water Company Incorporate Louisiana Waterworks and Sewer System Refunding Bonds (Build America Mutual Assurance Company Insured)	3.00	9-1-2023	250,000	262,720
Greater Ouachita Water Company Incorporate Louisiana Waterworks and Sewer System Refunding Bonds (Build America Mutual Assurance Company Insured)	5.00	9-1-2021	550,000	585,640
Greater Ouachita Water Company Incorporate Louisiana Waterworks and Sewer System Refunding Bonds (Build America Mutual Assurance Company Insured)	5.00	9-1-2024	460,000	531,452
Greater Ouachita Water Company Incorporate Louisiana Waterworks and Sewer System Refunding Bonds (Build America Mutual Assurance Company Insured)	5.00	9-1-2025	510,000	602,616
				1,982,428

				62,897,953

Maryland : 3.36%
Education Revenue : 0.11%
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2015 144A	5.25	8-1-2022	1,285,000	1,318,166
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016	5.00	8-1-2026	1,335,000	1,388,921
				2,707,087

GO Revenue : 0.73%
Prince George’s County MD Consolidated Public Improvement Bonds Series C	4.00	8-1-2027	3,890,000	4,281,995
Prince George’s County MD Consolidated Public Improvement Bonds Series C	4.00	8-1-2028	12,960,000	14,249,261
				18,531,256

Health Revenue : 0.16%
Rockville MD Mayor & Council Economic Development Ingleside King Farm Project #45 Series C-3	2.50	11-1-2024	4,000,000	4,001,640

Housing Revenue : 1.68%
Maryland CDA Department of Housing & Community Multifamily Development Headen House Series B	2.45	3-1-2021	19,500,000	19,596,915
Maryland CDA Department of Housing & Community Multifamily Development Huntington Apartments Series C 144A	2.34	4-1-2021	5,000,000	5,019,150
Maryland CDA Department of Housing & Community Multifamily Development Zions Towers Series A (FHA Insured)	2.44	3-1-2020	9,000,000	9,012,060
Maryland State Administration Department of Housing & Community Development Park View at Taylor Series D	2.45	4-1-2021	8,820,000	8,862,865
				42,490,990

12

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.23%
Maryland State and Local Facilities Loan Series A	4.00%	8-1-2030	$5,000,000	$5,820,950

Tax Revenue : 0.41%
Maryland State Department of Transportation	4.00	12-15-2027	9,260,000	10,279,711

Water & Sewer Revenue : 0.04%
Baltimore MD Series A (National Insured)	5.65	7-1-2020	1,100,000	1,135,024

				84,966,658

Massachusetts : 4.31%
Education Revenue : 1.34%
Massachusetts Development Finance Agency Harvard University Series A	5.00	7-15-2033	22,560,000	27,697,814
Massachusetts Development Finance Agency Sabis International Charter School Series 2015	5.00	4-15-2025	1,000,000	1,087,830
Massachusetts Educational Financing Authority AMT Issue I Series B	5.70	1-1-2031	2,435,000	2,464,975
Massachusetts Educational Financing Authority Series B	5.00	7-1-2023	2,460,000	2,758,226
				34,008,845

Health Revenue : 0.64%
Massachusetts Development Finance Agency Linden Ponds Incorporated Facility 144A	4.00	11-15-2023	1,335,000	1,384,488
Massachusetts Development Finance Agency Partners Healthcare System Issue Series S-3 (SIFMA Municipal Swap +0.50%) ±	2.08	7-1-2038	14,870,000	14,873,271
				16,257,759

Miscellaneous Revenue : 1.95%
Massachusetts Series A (3 Month LIBOR +0.55%) ±	2.06	11-1-2025	15,800,000	15,816,432
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2031	10,000,000	11,144,900
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2032	10,000,000	11,124,200
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2033	10,000,000	11,110,400
				49,195,932

Tax Revenue : 0.38%
Massachusetts Bay Transportation Authority Assessment Bonds Series A	4.00	7-1-2037	9,000,000	9,495,270

				108,957,806

Michigan : 2.76%
Airport Revenue : 0.04%
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series C	5.00	12-1-2022	1,000,000	1,041,320

Education Revenue : 0.06%
Michigan Finance Authority Series 25-A	5.00	11-1-2019	1,500,000	1,503,870

GO Revenue : 0.41%
Constantine MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	350,000	357,319
Constantine MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,200,000	1,268,256
Forest Hills MI Public Schools	5.00	5-1-2020	1,600,000	1,634,400
Forest Hills MI Public Schools	5.00	5-1-2021	1,600,000	1,693,600
Fraser MI Public Schools District (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,000,000	1,056,550
Fraser MI Public Schools District (Qualified School Board Loan Fund Insured)	5.00	5-1-2022	610,000	665,955

13

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Hudsonville MI Public Schools (Qualified School Board Loan Fund Insured)	5.00%	5-1-2021	$1,465,000	$1,548,329
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2024	1,025,000	1,117,168
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2025	1,000,000	1,104,560
				10,446,137

Health Revenue : 0.21%
Michigan Finance Authority Bronson Healthcare Group Series B & C	3.75	11-15-2049	4,800,000	5,366,400

Housing Revenue : 0.37%
Michigan Housing Development Authority Series E (3 Month LIBOR +1.00%) ±	2.62	4-1-2042	9,180,000	9,243,342

Miscellaneous Revenue : 0.72%
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.40	10-1-2020	500,000	505,835
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.60	10-1-2021	500,000	511,950
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.80	10-1-2022	500,000	520,705
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.88	10-1-2023	2,500,000	2,641,425
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bond Series F	4.50	10-1-2029	5,015,000	5,457,774
Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2028	865,000	1,104,501
Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2029	1,500,000	1,904,805
Michigan Finance Authority Series H-1	5.00	10-1-2021	1,565,000	1,618,852
Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured)	4.00	11-1-2019	55,000	55,038
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.13	5-1-2020	500,000	500,550
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	5.00	5-1-2023	1,900,000	1,902,394
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	1,385,000	1,387,936
				18,111,765

Tax Revenue : 0.13%
Michigan Finance Authority Series 2014B	5.00	7-1-2032	3,000,000	3,365,250

Water & Sewer Revenue : 0.82%
Detroit MI Water & Sewage Department Series A	5.00	7-1-2022	1,000,000	1,091,570
Michigan Financial Authority Local Government Loan Program Series C7 (National Insured)	5.00	7-1-2022	2,000,000	2,180,880
Michigan Financial Authority Local Government Loan Program Series D1 (AGM Insured)	5.00	7-1-2022	2,700,000	2,965,626
Michigan Financial Authority Local Government Loan Program Series D1 (AGM Insured)	5.00	7-1-2023	2,000,000	2,265,840
Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2022	2,080,000	2,268,115
Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2023	3,670,000	4,119,171
Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2024	2,130,000	2,450,224
Michigan State Financial Authority Great Lakes Water Authority Series C-3 (AGM Insured)	5.00	7-1-2031	3,000,000	3,456,840
				20,798,266

				69,876,350

Minnesota : 0.57%
Education Revenue : 0.08%
Cologne MN Charter School Lease Academy Project Series 2014A	4.00	7-1-2023	260,000	270,923
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A	4.75	9-1-2022	490,000	502,970

14

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A	5.00%	9-1-2026	$1,000,000	$1,094,500
				1,868,393

Health Revenue : 0.49%
Kanabec County MN Firstlight Health Kanabec Hospital	2.75	12-1-2019	2,000,000	2,000,740
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	5,500,000	5,873,780
St. Paul MN Housing & RDA HealthEast Care System Project Series 2015A	5.25	11-15-2028	1,505,000	1,570,317
St. Paul MN Housing & RDA HealthEast Care System Project Series 2015A	5.25	11-15-2035	2,850,000	2,973,690
				12,418,527

				14,286,920

Mississippi : 0.20%
Health Revenue : 0.20%
Mississippi HFFA Baptist Health System Series A (SIFMA Municipal Swap +1.30%) ±	2.88	8-15-2036	5,000,000	5,011,850

Missouri : 1.14%
Education Revenue : 0.20%
Missouri State HEFAR Webster University Project	5.00	4-1-2022	500,000	531,455
Missouri State HEFAR Webster University Project	5.00	4-1-2023	400,000	434,548
Missouri State HEFAR Webster University Project	5.00	4-1-2024	2,820,000	3,123,178
Missouri State HEFAR Webster University Project	5.00	4-1-2025	350,000	394,489
Missouri State HEFAR Webster University Project	5.00	4-1-2026	500,000	572,920
				5,056,590

Health Revenue : 0.04%
Lees Summit MO IDA Senior Living Facilities Revenue Series A	5.00	8-15-2020	1,075,000	1,101,413

Miscellaneous Revenue : 0.62%
Branson MO IDA Branson Shoppes Series A	3.00	11-1-2019	800,000	800,512
Branson MO IDA Branson Shoppes Series A	3.00	11-1-2021	1,055,000	1,066,468
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2022	350,000	363,885
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2023	750,000	784,755
Kansas City MO IDA International Airport Terminal Modernization Project Series B	5.00	3-1-2028	3,000,000	3,723,900
Kansas City MO IDA International Airport Terminal Modernization Project Series B	5.00	3-1-2030	2,000,000	2,506,500
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	3.00	3-1-2020	900,000	904,275
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2021	930,000	955,259
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2022	970,000	1,012,234
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2023	1,010,000	1,066,873
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2024	1,000,000	1,107,500
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2025	1,105,000	1,240,606
				15,532,767

Tax Revenue : 0.12%
Arnold MO Real Property Arnold Triangle Redevelopment Project Series A	3.75	5-1-2023	1,080,000	1,102,129
Lees Summit MO Summit Fair Project Series 2017 144A	3.50	11-1-2023	480,000	485,549

15

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Richmond Heights MO Francis Place Redevelopment Project	5.63%	11-1-2025	$1,375,000	$1,375,811
				2,963,489

Water & Sewer Revenue : 0.16%
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2020	400,000	403,680
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2021	575,000	601,738
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2023	805,000	900,103
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2025	810,000	962,620
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2027	700,000	872,137
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2028	275,000	349,643
				4,089,921

				28,744,180

Nebraska : 0.37%
Utilities Revenue : 0.37%
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2025	3,290,000	3,823,210
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2026	3,750,000	4,424,250
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2027	1,000,000	1,201,640
				9,449,100

New Hampshire : 0.39%
Health Revenue : 0.39%
New Hampshire Covenant Health Systems Series B	5.00	7-1-2028	6,400,000	6,450,112
New Hampshire HEFA Hillside Village Issue Series 2017C 144A	3.50	7-1-2022	3,350,000	3,354,054
				9,804,166

New Jersey : 4.16%
Airport Revenue : 0.52%
New Jersey EDA Refunding Bonds Port Newark Container	5.00	10-1-2025	2,750,000	3,211,588
New Jersey EDA Refunding Bonds Port Newark Container	5.00	10-1-2026	2,130,000	2,530,696
New Jersey EDA Refunding Bonds Port Newark Container	5.00	10-1-2027	1,675,000	2,020,955
South Jersey NJ Port Corporation Marine Terminal Series R	4.00	1-1-2022	1,600,000	1,659,248
South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2023	1,665,000	1,811,720
South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2024	1,750,000	1,945,685
				13,179,892

Education Revenue : 0.31%
New Jersey Higher Education Student Assistance Authority Series 2014-1A-1	5.00	12-1-2021	2,250,000	2,410,628
New Jersey Higher Education Student Assistance Authority Series 2017-1B	5.00	12-1-2020	2,250,000	2,338,718
New Jersey Higher Education Student Assistance Authority Series 2017-1B	5.00	12-1-2021	2,815,000	3,015,963
				7,765,309

GO Revenue : 0.23%
Newark NJ Taxable BAN ECIA Property Acquisition	3.95	2-27-2020	5,500,000	5,538,940
Paterson NJ General Improvement (AGM Insured)	5.00	6-15-2020	400,000	400,920
				5,939,860

Housing Revenue : 0.40%
New Jersey Housing & Mortgage Finance Agency Multifamily Series C	2.41%	10-1-2021	10,000,000	10,086,000

16

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue : 0.11%
New Jersey EDA Elite Pharmaceuticals Project Series A	6.50%	9-1-2030	$355,000	$329,916
New Jersey EDA The Goethals Bridge Replacement Project	5.00	7-1-2020	500,000	512,830
New Jersey EDA The Goethals Bridge Replacement Project	5.00	1-1-2021	585,000	609,599
New Jersey EDA The Goethals Bridge Replacement Project	5.00	7-1-2021	900,000	952,659
New Jersey EDA The Goethals Bridge Replacement Project	5.00	1-1-2023	400,000	442,436
				2,847,440

Miscellaneous Revenue : 1.30%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.13	7-1-2029	4,345,000	4,402,745
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.38	7-1-2030	9,705,000	9,959,271
New Jersey EDA School Facilities Construction Project Prerefunded Bond Series EE	5.50	9-1-2021	2,025,000	2,141,397
New Jersey EDA School Facilities Construction Project Series EE	5.25	9-1-2025	1,800,000	1,892,754
New Jersey EDA School Facilities Construction Project Series K (Ambac Insured)	5.25	12-15-2020	3,000,000	3,127,650
New Jersey EDA School Facilities Construction Project Series NN (AGM Insured)	5.00	3-1-2024	1,645,000	1,815,800
New Jersey EDA School Facilities Construction Refunding Bond Project Series I (SIFMA Municipal Swap +1.25%) ±	2.83	9-1-2025	4,500,000	4,495,545
New Jersey TTFA Series A	5.00	6-15-2022	4,815,000	5,084,640
				32,919,802

Tax Revenue : 0.03%
New Jersey EDA School Facilities Construction Project Unrefunded Bond Series EE	5.50	9-1-2021	750,000	790,283

Transportation Revenue : 1.26%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2026	12,000,000	10,080,000
New Jersey TTFA Series A	5.25	12-15-2020	1,900,000	1,980,845
New Jersey TTFA Series A	5.25	6-15-2022	2,785,000	2,952,601
New Jersey TTFA Series AA	5.00	6-15-2023	1,350,000	1,467,936
New Jersey TTFA Series AA	5.00	6-15-2023	4,665,000	5,199,189
New Jersey TTFA Series B	5.00	6-15-2020	2,150,000	2,199,923
New Jersey TTFA Series D	5.00	12-15-2023	6,960,000	7,858,954
				31,739,448

				105,268,034

New York : 6.20%
Airport Revenue : 1.49%
Port Authority of New York & New Jersey Consolidated Bonds 172 Series	5.00	10-1-2027	5,000,000	5,421,900
Port Authority of New York & New Jersey Consolidated Bonds 185 Series	5.00	9-1-2028	5,000,000	5,787,400
Port Authority of New York & New Jersey Consolidated Bonds 207 Series	5.00	9-15-2027	21,270,000	26,487,318
				37,696,618

Education Revenue : 0.32%
Albany NY IDA Foundation State University Project Series A ø	1.88	7-1-2032	2,520,000	2,520,000
Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A	3.88	4-15-2023	800,000	821,880
Hempstead Town NY Local Development Corporation Academy Charter School Project Series A	5.45	2-1-2027	2,880,000	3,158,352

17

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Hempstead Town NY Local Development Corporation Academy Charter School Project Series A	6.47%	2-1-2033	$1,435,000	$1,670,527
				8,170,759

Health Revenue : 0.57%
Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (FHA Insured)	4.20	8-15-2025	7,195,000	7,211,261
New York Dormitory Authority Non-State Supported Debt Northwell Health Obligated Group	5.00	5-1-2048	6,000,000	7,137,360
				14,348,621

Housing Revenue : 0.56%
East Rochester NY Housing Authority Home Good Sheperd Project Series A (Royal Bank of Scotland LOC) ø	1.73	12-1-2036	2,480,000	2,480,000
New York HFA Affordable Housing Project Series M (GNMA/FNMA/FHLMC Insured)	2.00	5-1-2021	9,375,000	9,435,188
New York HFA Affordable Housing Project Series M (GNMA/FNMA/FHLMC Insured)	2.00	5-1-2021	2,250,000	2,264,445
				14,179,633

Industrial Development Revenue : 0.58%
New York Liberty Development Corporation Refunding Bond %%	2.80	9-15-2069	2,000,000	2,033,860
New York Transportation Development Corporation Special Facilities Bonds Series 2018	5.00	1-1-2025	11,030,000	12,708,325
				14,742,185

Miscellaneous Revenue : 1.06%
New York Tender Option Bond Trust Receipts/Floater Certificates Series 2019-BAML3002 (Bank of America NA LIQ) 144Aø	1.66	1-15-2056	26,840,953	26,840,953

Tax Revenue : 0.30%
New York Metropolitan Transportation Authority Dedicated Tax Fund (SIFMA Municipal Swap +0.95%) ±	2.53	11-1-2019	7,500,000	7,503,975

Tobacco Revenue : 0.03%
Suffolk County NY Tobacco Asset Securitization Corporation	5.00	6-1-2020	625,000	637,081

Transportation Revenue : 1.29%
New York Metropolitan Transportation Authority Subordinate Bond Series D (1 Month LIBOR +0.65%) ø	2.05	11-1-2035	18,000,000	18,010,800
New York Triborough Bridge & Tunnel Authority Series B (U.S. SOFR +0.50%) ±	1.85	11-15-2038	14,500,000	14,533,495
				32,544,295

				156,664,120

North Carolina : 0.03%
Industrial Development Revenue : 0.03%
Columbus County NC Industrial Facilities and PCFA Refunding Bonds Recovery Zone Facility International Paper Company Project %%	2.00	11-1-2033	850,000	851,139

North Dakota : 0.49%
GO Revenue : 0.49%
McKenzie County ND Public School District Number 1 School Building Series A	5.00	8-1-2025	960,000	1,137,312
McKenzie County ND Public School District Number 1 School Building Series A	5.00	8-1-2026	1,115,000	1,351,157

18

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
McKenzie County ND Public School District Number 1 School Building Series A	5.00%	8-1-2027	$1,170,000	$1,445,675
McKenzie County ND Public School District Number 1 School Building Series A	5.00	8-1-2028	1,225,000	1,541,699
McKenzie County ND Public School District Number 1 School Building Series A	5.00	8-1-2029	1,290,000	1,617,750
McKenzie County ND Public School District Number 1 School Building Series A	5.00	8-1-2030	1,355,000	1,690,322
McKenzie County ND Public School District Number 1 School Building Series A	5.00	8-1-2031	1,420,000	1,761,169
McKenzie County ND Public School District Number 1 School Building Series A	5.00	8-1-2032	1,490,000	1,840,314
				12,385,398

Ohio : 1.60%
Education Revenue : 0.08%
Portage County OH Port Authority Northeast Ohio Medical University Project	5.00	12-1-2026	1,980,000	2,111,314

Health Revenue : 0.59%
Akron OH Bath and Copley Joint Township Hospital District	5.00	1-1-2031	2,000,000	2,159,620
Allen County OH Hospital Facilities Revenue Bonds Series B	5.00	8-1-2047	2,500,000	2,722,950
Hamilton County OH Healthcare Series 2017	3.00	1-1-2022	690,000	704,159
Montgomery County OH Hospital Refunding Bonds Facilities Premier Health Partners	5.00	11-15-2033	4,000,000	4,952,280
Montgomery County OH Hospital Refunding Bonds Facilities Premier Health Partners	5.00	11-15-2034	3,460,000	4,269,052
				14,808,061

Housing Revenue : 0.13%
Ohio Housing Finance Agency MFHR Chadwick Place & Union Square Apartments	1.60	1-1-2022	3,130,000	3,128,122

Resource Recovery Revenue : 0.37%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series E	5.63	10-1-2019	4,850,000	4,850,000
Ohio State Solid Waste Disposal	1.30	11-1-2035	4,500,000	4,505,580
				9,355,580

Utilities Revenue : 0.16%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series A	3.25	9-1-2029	4,000,000	4,133,800

Water & Sewer Revenue : 0.27%
Columbus OH Sewerage System	5.00	6-1-2031	5,825,000	6,844,958

				40,381,835

Oklahoma : 0.19%
Tax Revenue : 0.19%
Tulsa OK Public Facilities Authority Capital Improvements	4.00	10-1-2027	4,050,000	4,681,598

Other : 0.15%
Miscellaneous Revenue : 0.15%
FHLMC Multiclass Mortgage Certificate of Participation Series M012 Class A1A	1.60	8-15-2051	3,217,026	3,231,535

19

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Public Housing Capital Fund Trust II (HUD Insured) 144A	4.50%	7-1-2022	$456,739	$463,170
				3,694,705

Pennsylvania : 6.58%
Education Revenue : 0.92%
Chester County PA IDA Avon Grove Charter School Project Series 2017A	4.00	12-15-2027	2,110,000	2,239,259
Chester County PA IDA Collegium Charter School Project Series A	3.70	10-15-2022	1,150,000	1,160,224
Montgomery County PA HEFAR Arcadia University	5.00	4-1-2022	1,575,000	1,687,975
Montgomery County PA HEFAR Arcadia University	5.00	4-1-2023	1,555,000	1,705,369
Pennsylvania HEFAR Thomas Jefferson University Series B ø	1.78	9-1-2045	9,440,000	9,440,000
Philadelphia PA IDA Charter School Project Series 2016B	4.88	8-1-2026	1,960,000	2,072,328
Philadelphia PA IDA Charter School Project Series A	4.50	8-1-2026	3,005,000	3,178,449
Philadelphia PA IDA Tacony Academy Christian School Project Series A-1	6.25	6-15-2023	520,000	556,405
Philadelphia PA IDA University of the Arts Series 2017 144A	5.00	3-15-2021	1,205,000	1,235,872
				23,275,881

GO Revenue : 1.62%
Allegheny County PA Penn Hills Schools District Series 2015 (Build America Mutual Assurance Company Insured)	5.00	11-15-2022	340,000	373,266
Allegheny County PA Penn Hills Schools District Series 2015 (Build America Mutual Assurance Company Insured)	5.00	11-15-2023	1,025,000	1,155,770
Armstrong PA School District Refunding Bonds Series A (Build America Mutual Assurance Company Insured) %%	5.00	3-15-2027	745,000	911,269
Armstrong PA School District Refunding Bonds Series A (Build America Mutual Assurance Company Insured) %%	5.00	3-15-2028	1,120,000	1,395,173
Armstrong PA School District Refunding Bonds Series A (Build America Mutual Assurance Company Insured) %%	5.00	3-15-2029	920,000	1,166,891
Armstrong PA School District Refunding Bonds Series A (Build America Mutual Assurance Company Insured) %%	5.00	3-15-2030	1,800,000	2,272,896
Bristol Township PA School District	5.25	6-1-2031	6,990,000	7,842,151
Philadelphia PA School District Series B	3.13	9-1-2020	200,000	202,918
Philadelphia PA School District Series D	5.00	9-1-2021	2,000,000	2,129,200
Philadelphia PA School District Series D	5.00	9-1-2022	3,565,000	3,909,736
Philadelphia PA School District Series E	5.25	9-1-2022	2,995,000	3,099,016
Philadelphia PA School District Series E	5.25	9-1-2023	5,770,000	5,969,757
Philadelphia PA School District Series F	5.00	9-1-2022	5,000,000	5,483,500
Scranton PA School District Series A	5.00	6-1-2024	750,000	852,218
Scranton PA School District Series A	5.00	6-1-2025	1,000,000	1,163,320
Scranton PA School District Series B (National Insured)	5.00	6-1-2024	665,000	755,633
Scranton PA School District Series B (National Insured)	5.00	6-1-2025	710,000	825,957
Scranton PA Series 2017 144A	5.00	9-1-2023	1,355,000	1,478,847
				40,987,518

Health Revenue : 2.04%
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (SIFMA Municipal Swap +1.50%) ±	3.08	11-1-2039	8,850,000	8,927,526
Bucks County PA IDA Hospital St. Lukes University Health Network	4.00	8-15-2031	750,000	854,453
Bucks County PA IDA Hospital St. Lukes University Health Network	4.00	8-15-2032	1,390,000	1,569,741
Fulton County PA IDA Medical Center Project	2.40	7-1-2020	810,000	810,462
Montgomery County PA Higher Education & Health Authority Series 2018D ø	1.78	9-1-2050	10,200,000	10,200,000
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series C (SIFMA Municipal Swap +0.72%) ±	2.30	9-1-2051	3,500,000	3,500,000
Pennsylvania Tender Option Bond Trust Receipts/Floater Certificates Berks County IDA Health Series 2018-XM0594 (Barclays Bank plc LIQ) 144Aø	1.70	11-1-2050	4,625,000	4,625,000
Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	1,500,000	1,499,325

20

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
RIB Floater Trust Series 2019-003 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	1.73%	8-15-2038	$19,615,000	$19,615,000
				51,601,507

Housing Revenue : 0.08%
Pennsylvania HFA Single Family Series 128A	4.75	4-1-2033	1,915,000	2,088,442

Industrial Development Revenue : 0.79%
Montgomery County PA IDA Peco Energy Company Project Series A	2.60	3-1-2034	8,500,000	8,589,165
Montgomery County PA IDA Peco Energy Company Project Series B	2.55	6-1-2029	10,340,000	10,416,102
Pennsylvania State Economic Development Financial Authority Solid Waste Disposal CarbonLite P LLC Project 144A	5.25	6-1-2026	1,000,000	1,039,880
				20,045,147

Miscellaneous Revenue : 0.20%
Pennsylvania Public School Building Authority Series A (AGM Insured, Citibank NA LIQ) 144Aø	1.73	12-1-2023	5,000,000	5,000,000

Transportation Revenue : 0.53%
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured) %%	4.00	9-1-2027	570,000	659,433
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured) %%	4.00	9-1-2028	590,000	677,827
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured) %%	4.00	9-1-2029	410,000	469,093
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured) %%	4.00	9-1-2030	425,000	483,506
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured) %%	4.00	9-1-2031	440,000	497,548
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured) %%	4.00	9-1-2032	460,000	518,190
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +1.27%) ±	2.85	12-1-2020	10,000,000	10,083,800
				13,389,397

Water & Sewer Revenue : 0.40%
Pittsburgh PA Water & Sewer Authority Series C (1 Month LIBOR +0.64%) (AGM Insured) ±	2.14	9-1-2040	10,000,000	10,003,100

				166,390,992

Rhode Island : 0.08%
Housing Revenue : 0.00%
Rhode Island Housing & Mortgage Finance	6.50	4-1-2027	15,000	15,051

Miscellaneous Revenue : 0.08%
Providence RI RDA Series A	5.00	4-1-2022	1,940,000	2,077,682

				2,092,733

South Carolina : 1.41%
Education Revenue : 0.02%
South Carolina Jobs EDA York Preparatory Academy Project Series A	5.75	11-1-2023	575,000	595,924

Health Revenue : 0.95%
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	1.77	5-1-2048	24,000,000	24,000,000

Miscellaneous Revenue : 0.22%
Lee County SC School Facilities Incorporated (AGM Insured)	2.00	6-1-2020	185,000	185,485
Lee County SC School Facilities Incorporated (AGM Insured)	4.00	12-1-2019	560,000	562,178

21

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Lee County SC School Facilities Incorporated (AGM Insured)	4.00%	12-1-2020	$375,000	$385,331
South Carolina Transportation Infrastructure Refunding Bonds Series A	5.00	10-1-2032	4,025,000	4,319,308
				5,452,302

Resource Recovery Revenue : 0.13%
South Carolina Jobs EDA Solid Waste Disposal RePower South Berkeley LLC 144A	5.25	2-1-2027	3,310,000	3,425,883

Utilities Revenue : 0.09%
Patriots Energy Group Financing Agency South Carolina Series A	4.00	10-1-2048	2,050,000	2,232,225

				35,706,334

Tennessee : 0.65%
Utilities Revenue : 0.65%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	2,000,000	2,212,900
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	12,140,000	12,981,423
Tennessee Energy Acquisition Corporation Series B	5.63	9-1-2026	925,000	1,129,555
				16,323,878

Texas : 13.35%
Airport Revenue : 1.66%
Dallas Fort Worth TX International Airport AMT Series E	5.00	11-1-2032	1,970,000	2,045,116
Dallas Fort Worth TX International Airport Improvement Bonds AMT Series H	5.00	11-1-2032	9,175,000	9,758,622
Dallas Fort Worth TX International Airport Improvement Bonds AMT Series H	5.00	11-1-2037	22,000,000	23,325,060
Dallas Fort Worth TX International Airport Refunding Bonds AMT Series A	5.00	11-1-2032	3,375,000	3,779,123
Houston TX Airport System Subordinate Refunding Bonds AMT Series A	5.00	7-1-2031	2,750,000	2,973,218
				41,881,139

Education Revenue : 1.11%
Arlington TX Higher Education Finance Corporate Education Series A	4.00	6-15-2026	530,000	539,068
Austin TX Community College District Series A	4.00	2-1-2023	320,000	347,034
Clifton TX Higher Education Finance Corporation International Leadership Series 2015A	4.63	8-15-2025	8,905,000	9,643,314
Clifton TX Higher Education Finance Corporation Uplift Education Series 2018D	5.00	8-15-2025	6,565,000	7,259,117
Clifton TX Higher Education Finance Corporation Uplift Education Series A	4.00	12-1-2025	3,245,000	3,407,964
New Hope TX Cultural Education Facilities Finance Corporation Jubilee Academic Center 144A	3.38	8-15-2021	1,070,000	1,081,492
Newark TX Higher Educational Finance Corporation Charter Schools Incorporated Series 2015 A 144A	4.63	8-15-2025	1,360,000	1,454,384
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (3 Month LIBOR +1.00%) ±	3.32	4-1-2037	1,275,000	1,276,836
Texas PFA Southern University Financing System (Build America Mutual Assurance Company Insured)	5.00	11-1-2020	1,715,000	1,773,996
Texas PFA Southern University Financing System (Build America Mutual Assurance Company Insured)	5.00	11-1-2021	1,275,000	1,358,258
				28,141,463

GO Revenue : 6.27%
Brazosporight TX Independent School District School Building Series A	4.00	2-15-2029	2,355,000	2,740,678
Cypress-Fairbanks TX Independent School District Series A-1	2.13	2-15-2027	7,000,000	7,080,430
Denton TX Independent School District Refunding Bonds Series B	5.00	8-15-2032	5,000,000	5,486,600

22

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Grapevine Colleyville TX Independent School Building	5.00%	8-15-2034	$2,890,000	$3,440,979
Grapevine Colleyville TX Independent School Building	5.00	8-15-2035	1,600,000	1,901,232
Houston TX Public Improvement Refunding Bonds Series A	4.00	3-1-2031	10,110,000	10,994,928
Katy TX Independent School District Series 2016A	5.00	2-15-2023	1,415,000	1,586,767
Leander TX Independent School District CAB Bonds Series 2014C ¤	0.00	8-15-2035	2,975,000	1,593,380
Northside TX Independent School District Building Bonds Series 2018	2.75	8-1-2048	11,275,000	11,780,120
Northwest TX Independent School District Refunding Bonds	5.00	2-15-2032	1,750,000	2,049,810
Pearland TX Permanent Improvement Series 2015	5.00	3-1-2021	1,000,000	1,051,950
San Antonio TX General Improvement	4.00	8-1-2032	7,360,000	8,596,259
Texas TRAN	4.00	8-27-2020	36,500,000	37,373,810
Texas Transportation Commission Mobility Fund Refunding Bonds Series A ##	5.00	10-1-2030	40,760,000	47,715,673
Texas Transportation Commission Mobility Fund Series B (SIFMA Municipal Swap +0.30%) ±	1.88	10-1-2041	15,000,000	15,000,900
				158,393,516

Health Revenue : 1.35%
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016	5.00	2-15-2020	810,000	814,455
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016	5.00	2-15-2021	560,000	566,395
New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A	5.00	8-15-2024	1,000,000	1,167,250
New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A	5.00	8-15-2026	2,000,000	2,454,840
New Hope TX Cultural Education Facilities Finance Corporation Presbyterian Village North Project	5.00	10-1-2019	405,000	405,000
New Hope TX Cultural Education Facilities Finance Corporation Presbyterian Village North Project	5.00	10-1-2020	680,000	695,898
New Hope TX Cultural Education Facilities Finance Corporation Presbyterian Village North Project	5.00	10-1-2023	1,570,000	1,702,853
RIB Floater Trust Certificates Series 2019-010 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	1.73	11-15-2046	12,120,000	12,120,000
Tarrant County TX Cultural Education Facilities Finance Corporation Buckner Senior Living-Ventana Project	3.88	11-15-2022	4,315,000	4,317,718
Tarrant County TX Cultural Education Facilities Finance Corporation Methodist Hospitals of Dallas Series B (TD Bank NA LOC) ø	1.82	10-1-2041	10,000,000	10,000,000
				34,244,409

Housing Revenue : 0.16%
New Hope TX Cultural Education Facilities Finance Corporation Student Housing Tarleton State University Project	5.38	4-1-2028	1,845,000	2,023,024
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2020	185,000	186,665
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2021	310,000	317,948
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2022	870,000	905,279
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A	5.00	4-1-2025	480,000	536,342
				3,969,258

Industrial Development Revenue : 0.37%
Austin Convention Enterprises Incorporated Series 2017B	5.00	1-1-2020	500,000	504,100
Austin Convention Enterprises Incorporated Series 2017B	5.00	1-1-2021	500,000	519,480
Houston TX Airport System Refunding Bond United Airlines Incorporated Terminal E Project	4.50	7-1-2020	8,150,000	8,317,320
				9,340,900

Miscellaneous Revenue : 0.23%
Texas Transportation Commission Highway Improvement	5.00	4-1-2027	3,010,000	3,490,817

23

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (National/FHA Insured)	7.65%	7-1-2022	$2,125,000	$2,355,095
				5,845,912

Resource Recovery Revenue : 0.41%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø	1.87	4-1-2040	4,100,000	4,100,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C ø	1.76	4-1-2040	400,000	400,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series E ø	1.74	11-1-2040	6,000,000	6,000,000
				10,500,000

Transportation Revenue : 0.81%
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2021	1,000,000	1,040,600
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2023	500,000	551,170
Texas Private Activity Bond Surface Transportation Corporation	7.00	6-30-2040	1,250,000	1,303,238
Texas Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XM0085 (Barclays Bank plc LIQ) 144Aø	1.78	7-1-2021	17,500,000	17,500,000
				20,395,008

Utilities Revenue : 0.25%
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bond	2.75	2-1-2048	6,000,000	6,220,920

Water & Sewer Revenue : 0.73%
Dallas TX Waterworks Refunding Bonds Series A	5.00	10-1-2029	15,000,000	18,459,000

				337,391,525

Utah : 0.25%
Airport Revenue : 0.17%
Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2029	1,000,000	1,249,510
Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2031	2,500,000	3,092,025
				4,341,535

Education Revenue : 0.06%
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Project Series A 144A	3.50	2-15-2026	1,445,000	1,479,825

Miscellaneous Revenue : 0.02%
Utah Infrastructure Agency Telecommunications Series 2017	2.00	10-15-2019	625,000	625,000

				6,446,360

Vermont : 0.43%
Education Revenue : 0.43%
Vermont Student Assistance Corporation Series A	5.00	6-15-2021	1,800,000	1,897,542
Vermont Student Assistance Corporation Series A	5.00	6-15-2022	550,000	596,217
Vermont Student Assistance Corporation Series A	5.00	6-15-2023	1,200,000	1,334,220
Vermont Student Assistance Corporation Series B (1 Month LIBOR +1.00%) ±	3.09	6-2-2042	7,149,339	7,090,357
				10,918,336

Virginia : 2.43%
Health Revenue : 0.04%
Prince William County VA IDA Westminster at Lake Ridge Series 2016	2.25	1-1-2020	910,000	910,510

24

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.28%
Westmoreland County VA IDA Lease BAN High School Project	2.00%	6-1-2022	$7,000,000	$7,060,830

Transportation Revenue : 1.18%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	20,000,000	22,672,400
Toll Road Investors Partnership II LP Series 1999B 144A¤	0.00	2-15-2029	10,000,000	6,240,861
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC	5.00	1-1-2044	1,000,000	1,063,530
				29,976,791

Utilities Revenue : 0.93%
Chesapeake VA EDA Poll Control Electric & Power Company Series 2008A	1.90	2-1-2032	4,250,000	4,314,898
Louisa VA Electric and Power IDA Series 2008B	2.15	11-1-2035	19,050,000	19,154,966
				23,469,864

				61,417,995

Washington : 1.64%
Airport Revenue : 0.08%
Port of Seattle WA Intermediate Lien Revenue Bonds AMT Series 2018A	5.00	5-1-2036	1,710,000	2,041,449

Education Revenue : 0.42%
University of Washington Series A	5.00	5-1-2048	10,000,000	10,727,400

Health Revenue : 0.82%
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±	2.98	1-1-2035	11,000,000	11,179,410
Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR +1.10%) ±	2.47	1-1-2042	6,050,000	6,090,475
Washington St Hlth Care Facs A Wasmed	5.00	8-1-2049	3,000,000	3,557,760
				20,827,645

Housing Revenue : 0.22%
Snohomish County WA Housing Authority	5.00	4-1-2027	1,130,000	1,370,272
Snohomish County WA Housing Authority	5.00	4-1-2028	1,610,000	1,988,897
Snohomish County WA Housing Authority	5.00	4-1-2029	1,690,000	2,123,502
				5,482,671

Resource Recovery Revenue : 0.10%
Washington State EDFA Waste Management 144A	2.13	6-1-2020	2,500,000	2,501,925

				41,581,090

West Virginia : 0.27%
Tax Revenue : 0.05%
Monongalia County WV Commission Special District University Town Center Series A 144A	4.50	6-1-2027	1,195,000	1,268,254

Utilities Revenue : 0.22%
West Virginia EDA Solid Waste Disposal Facilities Wheeling Power Company Mitchell Project Series A	3.00	6-1-2037	5,450,000	5,615,844

				6,884,098

25

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Wisconsin : 4.25%
Airport Revenue : 0.07%
Wisconsin PFA Airport Series C	5.00%	7-1-2022	$1,605,000	$1,683,709

Education Revenue : 0.20%
Corvian County WI Community School Revenue 144A	4.25	6-15-2029	1,085,000	1,124,244
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	4.75	8-1-2023	830,000	875,633
Pine Lake WI PFA Preparatory Series 2015 144A	4.35	3-1-2025	2,120,000	2,203,146
Wisconsin PFA Roseman University of Health Sciences Project Series 2012	5.00	4-1-2022	890,000	921,292
				5,124,315

GO Revenue : 1.54%
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2022	1,245,000	1,355,606
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2023	1,860,000	2,087,980
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2024	1,000,000	1,156,000
Wisconsin State Series A	4.00	5-1-2030	12,720,000	13,538,150
Wisconsin State Series B	5.00	5-1-2031	12,230,000	14,841,594
Wisconsin State Series B	5.00	5-1-2034	5,000,000	5,894,450
				38,873,780

Health Revenue : 0.81%
Wisconsin HEFA Bellin Memorial Hospital Series 2015	3.00	12-1-2020	745,000	757,233
Wisconsin HEFA Bellin Memorial Hospital Series 2015	5.00	12-1-2022	755,000	834,788
Wisconsin HEFA Health Care Series 2010A	5.00	6-1-2030	14,330,000	14,676,213
Wisconsin PFA Bancroft Neurohealth Project Series A 144A	4.00	6-1-2020	635,000	640,207
Wisconsin PFA Bancroft Neurohealth Project Series A 144A	4.00	6-1-2021	1,370,000	1,396,510
Wisconsin State HEFA Ascension Health Credit Group Series A	4.00	11-15-2034	2,000,000	2,216,000
				20,520,951

Miscellaneous Revenue : 0.22%
Monona WI Anticipation Notes Series D	3.63	9-1-2022	1,925,000	1,956,493
Wisconsin State Series 2	5.00	11-1-2029	3,000,000	3,659,880
				5,616,373

Tax Revenue : 1.08%
Wisconsin State General Fund Annual Appropriations Series A	5.00	5-1-2028	11,775,000	14,784,690
Wisconsin State General Fund Annual Appropriations Series A	5.00	5-1-2029	10,000,000	12,521,100
				27,305,790

Water & Sewer Revenue : 0.33%
Wisconsin Clean Water Refunding Bonds Series 2012	5.00	6-1-2023	310,000	351,022
Wisconsin Clean Water Refunding Bonds Series 2013	5.00	6-1-2024	2,285,000	2,587,374
Wisconsin Clean Water Refunding Bonds Series 2015	5.00	6-1-2025	3,045,000	3,553,180
Wisconsin Clean Water Refunding Bonds Series 2015	5.00	6-1-2026	1,525,000	1,779,507
				8,271,083

				107,396,001

Total Municipal Obligations (Cost $2,432,857,535)				2,497,723,730

26

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2019 (unaudited)

			Shares	Value
Closed End Municipal Bond Funds : 0.77%
California : 0.77%
Nuveen California AMT-Free Quality Municipal Income Fund Variable Rate Demand Preferred Shares Series A 1.88% 144A			19,400,000	$19,400,000

Total Closed End Municipal Bond Funds (Cost $19,400,000)				19,400,000

		Yield
Short-Term Investments : 0.42%
Investment Companies : 0.42%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)		1.46%	10,597,627	10,603,986

Total Short-Term Investments (Cost $10,603,819)				10,603,986

Total investments in securities (Cost $2,462,861,354)	99.99%			2,527,727,716
Other assets and liabilities, net	0.01			223,585

Total net assets	100.00%			$2,527,951,301

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority

27

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
RIB	Residual Interest Bond
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TRAN	Tax revenue anticipation notes
TTFA	Transportation Trust Fund Authority

28

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	836,527	194,750,921	184,989,821	10,597,627	$10,603,986	0.42%

Wells Fargo Strategic Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$2,497,723,730	$0	$2,497,723,730
Closed end municipal bond funds	0	19,400,000	0	19,400,000
Short-term investments
Investment companies	10,603,986	0	0	10,603,986

Total assets	$10,603,986	$2,517,123,730	$0	$2,527,727,716

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended September 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.61%
Alabama : 2.14%
Health Revenue : 0.26%
Alabama Health Care Authority for Baptist Health Series B (AGC Insured) (m)	1.98%	11-15-2037	$2,900,000	$2,900,000
Alabama Health Care Authority for Baptist Health Series B ø	2.03	11-1-2042	1,600,000	1,600,000
				4,500,000

Utilities Revenue : 1.88%
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	7-1-2046	18,635,000	19,354,870
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	8-1-2047	4,280,000	4,541,636
Alabama Black Belt Energy Gas District Project 4 Series A-1	4.00	6-1-2020	1,855,000	1,884,495
Alabama Black Belt Energy Gas District Project 4 Series A-1	4.00	6-1-2022	500,000	530,225
Chatom AL Industrial Development Board Alabama Electric Series A (National Rural Utilities Cooperative Finance SPA) øø	1.40	8-1-2037	5,945,000	5,939,174
				32,250,400

				36,750,400

Alaska : 0.12%
Health Revenue : 0.12%
Alaska IDA Loan Anticipation YKHC Project	3.50	12-1-2020	2,000,000	2,004,420

Arizona : 2.45%
Education Revenue : 0.04%
Phoenix AZ IDA BASIS Schools Incorporated Project Series A 144A	3.00	7-1-2020	790,000	792,133

Health Revenue : 1.40%
Maricopa County AZ IDA Series A	5.00	1-1-2048	3,910,000	4,324,225
Scottsdale AZ IDA Healthcare Series F (AGM Insured) (m)	1.98	9-1-2045	19,725,000	19,725,000
				24,049,225

Industrial Development Revenue : 1.01%
Chandler AZ IDA Intel Corporation Project	2.70	12-1-2037	3,200,000	3,316,640
Phoenix AZ IDA Various Republic Services Incorporated Projects	1.52	12-1-2035	14,000,000	13,997,620
				17,314,260

				42,155,618

Arkansas : 0.43%
Housing Revenue : 0.43%
Arkansas Development Finance Authority Pine Bluff Conversion Project	1.69	11-1-2021	7,430,000	7,430,966

California : 7.23%
GO Revenue : 2.23%
California Refunding Bond Series A (SIFMA Municipal Swap +0.25%) ±	1.83	5-1-2033	21,505,000	21,510,806
California Series D (SIFMA Municipal Swap +0.29%) ±	1.87	12-1-2028	16,910,000	16,914,566
				38,425,372

1

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue : 2.42%
California Statewide CDA Health Facilities Catholic Series D (AGM Insured) (m)	1.94%	7-1-2041	$13,550,000	$13,550,000
California Statewide CDA Health Facilities Catholic Series F (AGM Insured) (m)	1.94	7-1-2040	16,050,000	16,050,000
Palomar CA Pomerado Health Care District Certificate of Participation Series A (AGM Insured) (m)	2.46	11-1-2036	10,125,000	10,125,000
Palomar CA Pomerado Health Care District Certificate of Participation Series B (AGM Insured) (m)	2.50	11-1-2036	1,000,000	1,000,000
Palomar CA Pomerado Health Care District Certificate of Participation Series C (AGM Insured) (m)	2.50	11-1-2036	850,000	850,000
				41,575,000

Housing Revenue : 0.51%
California Municipal Finance Authority Housing Revenue Dino Papavero Apartments Project	1.50	6-1-2022	8,700,000	8,682,165

Miscellaneous Revenue : 2.07%
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-1 (1 Month LIBOR +0.33%) ±	1.79	10-1-2047	5,000,000	5,002,250
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-2 (3 Month LIBOR +0.37%) ±	1.87	4-1-2038	25,640,000	25,663,076
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series B-2 (1 Month LIBOR +0.20%) ±	1.66	10-1-2047	5,000,000	4,998,500
				35,663,826

				124,346,363

Colorado : 1.13%
Health Revenue : 0.77%
Colorado Health Facilities Authority Catholic Health Initiatives Series B-3	1.88	7-1-2039	2,035,000	2,035,794
Colorado Health Facilities Authority Catholic Health Initiatives Series B-3%%	4.00	1-1-2024	530,000	569,135
Denver CO Health & Hospital Authority Refunding Bond Series A 144A	5.00	12-1-2019	1,355,000	1,362,534
Denver CO Health & Hospital Authority Refunding Bond Series A 144A	5.00	12-1-2020	1,175,000	1,220,637
University of Colorado Hospital Authority Series C-1	4.00	11-15-2047	7,925,000	7,934,906
				13,123,006

Housing Revenue : 0.07%
Colorado HFA Park Terrace Project (HUD Insured)	1.85	4-1-2020	1,250,000	1,250,000

Tax Revenue : 0.03%
Pueblo CO Urban Renewal Authority Regional Tourism Act Project	2.75	6-1-2020	545,000	546,918

Transportation Revenue : 0.26%
Colorado E-470 Public Highway Authority Series A (1 Month LIBOR +0.42%) ±	1.79	9-1-2039	4,500,000	4,499,550

				19,419,474

2

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Connecticut : 0.49%
Education Revenue : 0.11%
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	4.00%	11-15-2019	$935,000	$937,487
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2021	545,000	581,123
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2023	440,000	493,900
				2,012,510

Housing Revenue : 0.38%
Connecticut HFA Housing Mortgage Finance Program Series A	2.40	11-15-2020	980,000	989,780
Connecticut HFA Housing Mortgage Finance Program Series F	1.55	5-15-2020	800,000	799,256
Connecticut HFA Series 25	2.10	6-15-2020	930,000	931,804
Connecticut HFA Series 25	2.30	6-15-2021	950,000	957,059
Connecticut HFA Series 25	2.50	6-15-2022	840,000	853,877
Connecticut HFA Subordinate Bond Series E-3 (GNMA/FNMA/FHLMC Insured)	1.50	11-15-2047	1,970,000	1,970,099
				6,501,875

				8,514,385

Florida : 2.98%
Airport Revenue : 0.26%
Miami Dade County FL Aviation Series A	5.75	10-1-2020	4,510,000	4,510,000

Education Revenue : 0.15%
University of North Florida Financing Corporation Housing Project (AGM Insured)	5.00	11-1-2019	2,510,000	2,516,702

GO Revenue : 0.17%
Indian River County FL School District TAN	2.25	4-30-2020	2,890,000	2,905,144

Health Revenue : 0.76%
Lee Memorial Health System Series B ø	1.78	4-1-2049	5,000,000	5,000,000
Miami FL HFFA Miami Jewish Health Systems Incorporate Project	5.00	7-1-2020	390,000	398,155
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Project Series A	5.25	8-1-2021	290,000	299,303
North Broward FL Hospital District Series B	5.00	1-1-2020	780,000	786,217
North Broward FL Hospital District Series B	5.00	1-1-2021	925,000	960,918
Orange County FL Facilities Authority	4.00	10-1-2019	3,500,000	3,500,000
Palm Beach County FL Health Facilities Authority Retirement Life Communities Project	4.00	11-15-2019	2,090,000	2,095,915
				13,040,508

Housing Revenue : 0.74%
Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	1.95	1-1-2021	1,530,000	1,538,568
Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	2.00	7-1-2021	1,335,000	1,345,693
Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	2.05	1-1-2022	985,000	996,298
Jacksonville FL HFA Desert-Silver LLC Project	2.25	12-1-2021	7,250,000	7,294,298
Pinellas County FL HFA	1.85	1-1-2022	1,640,000	1,641,345
				12,816,202

3

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.45%
Pasco County FL School Board Certificate of Participation Series B (Ambac Insured) (m)	1.77%	8-1-2030	$7,825,000	$7,825,000

Resource Recovery Revenue : 0.03%
Lee County FL Solid Waste System	5.00	10-1-2020	470,000	484,326

Transportation Revenue : 0.42%
Florida Development Finance Corporation Surface Series T	1.90	1-1-2049	7,200,000	7,205,832

				51,303,714

Georgia : 4.33%
Housing Revenue : 2.72%
Atlanta GA Urban Residential Finance Authority Bethel Towers I LP Apartments Project	2.07	7-1-2021	3,500,000	3,514,140
Clayton County GA Housing Authority Renaissance at Garden Walk Apartments Project	2.30	6-1-2022	13,000,000	13,136,890
Douglas County GA Housing Authority Douglass Village Apartments Project	2.25	12-1-2021	9,500,000	9,565,740
Fulton County GA Housing Authority Residences Maggie Capitol Series A	2.00	3-1-2021	8,735,000	8,753,606
Macon-Bibb County GA Housing Authority Hallmark Portfolio	2.04	4-1-2021	11,765,000	11,792,295
				46,762,671

Industrial Development Revenue : 0.44%
Monroe County GA PCR Georgia Power Company Plant Scherer Project	2.35	10-1-2048	7,430,000	7,493,675

Utilities Revenue : 1.17%
Burke County GA Development Authority Georgia Power Company Plant Voglte Project REMK	1.55	12-1-2049	4,000,000	3,965,320
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Fifth Series 1995	2.05	10-1-2032	1,850,000	1,859,676
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 1996	2.35	10-1-2032	5,315,000	5,353,640
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2008	1.65	11-1-2048	1,955,000	1,950,386
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A	2.40	1-1-2040	4,500,000	4,515,300
Monroe County GA Development Authority Power Company Plant Scherer Project	2.05	7-1-2049	2,545,000	2,558,310
				20,202,632

				74,458,978

Hawaii : 1.17%
GO Revenue : 1.05%
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.31%) ±	1.89	9-1-2024	7,820,000	7,820,626
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.90	9-1-2025	7,035,000	7,035,563
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	1.90	9-1-2026	3,125,000	3,125,250
				17,981,439

4

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.12%
Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	2.03%	7-1-2039	$2,070,000	$2,070,000

				20,051,439

Idaho : 0.36%
Housing Revenue : 0.36%
Idaho Housing & Finance Association Series A (FNMA LOC) ø	1.76	1-1-2038	6,265,000	6,265,000

Illinois : 7.39%
Education Revenue : 0.99%
Illinois Educational Facilities Authority University of Chicago Series B	1.88	7-1-2025	2,000,000	2,003,640
Illinois Tender Option Bond Trust Receipts/Floaters Certificates Series 2018-XF1077 (Deutsche Bank LOC, Deutsche Bank LIQ) 144Aø	1.83	4-1-2058	15,000,000	15,000,000
				17,003,640

GO Revenue : 2.35%
Chicago IL Refunding Bond Project Series B	5.00	1-1-2020	2,575,000	2,592,948
Chicago IL Series A	5.00	12-1-2019	780,000	783,596
Chicago IL Series C	5.00	1-1-2020	1,005,000	1,012,005
Chicago IL Series C	5.00	1-1-2021	1,565,000	1,634,783
Grundy, Kendall & Will Counties IL Community School District #201 (AGC Insured)	5.75	10-15-2019	420,000	420,655
Illinois	5.00	1-1-2020	6,315,000	6,360,910
Illinois	5.00	2-1-2020	2,375,000	2,397,800
Illinois	5.00	2-1-2021	3,115,000	3,230,753
Illinois	5.00	11-1-2021	5,380,000	5,688,220
Illinois	5.00	1-1-2022	5,915,000	6,265,523
Lake County IL Water Sewerage System Grainger Incorporated Project (Northern Trust Company LIQ) ø	1.75	4-1-2021	1,500,000	1,500,000
Waukegan IL Series 2018B (AGM Insured)	3.00	12-30-2020	2,340,000	2,383,384
Waukegan IL Series 2018B (AGM Insured)	4.00	12-30-2021	800,000	843,448
Whiteside & Lee County IL Community Unit School District 5 Series A (Build America Mutual Assurance Company Insured)	4.00	12-1-2022	1,375,000	1,465,296
Whiteside & Lee County IL Community Unit School District 5 Series A (Build America Mutual Assurance Company Insured)	4.00	12-1-2023	1,435,000	1,553,000
Winnebago, Boone & Ogle Counties IL Rockford Park District Series 2018B	2.31	12-15-2019	2,280,000	2,282,394
				40,414,715

Health Revenue : 0.25%
Illinois Finance Authority Presbyterian Homes Obligated Group Series A	4.00	11-1-2019	390,000	390,710
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (1 Month LIBOR +1.35%) ±	2.82	5-1-2036	3,910,000	3,919,032
				4,309,742

Housing Revenue : 0.60%
Chicago IL Multifamily Housing Mark Twain Apartments Project	2.20	6-1-2021	10,325,000	10,360,208

Miscellaneous Revenue : 0.82%
Chicago IL Board of Education Series B	5.00	12-1-2022	1,500,000	1,625,145
Chicago IL Board of Education Series B	5.00	12-1-2023	1,150,000	1,271,141
Illinois Refunding Bond	5.00	8-1-2022	2,290,000	2,459,735
Illinois Series D	5.00	11-1-2021	7,820,000	8,266,366

5

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Minooka IL Special Assessment Refunding & Improvement Bond (AGM Insured)	3.50%	12-1-2019	$428,000	$429,031
				14,051,418

Tax Revenue : 2.27%
Illinois Series A	5.00	6-1-2021	1,455,000	1,522,381
Metropolitan Pier & Exposition Authority McCormick Place Project Non-Callable Bond Series B	5.00	12-15-2022	5,925,000	6,424,833
Regional Transportation Authority IL Series B-RMKT 1	1.45	6-1-2025	31,155,000	31,155,000
				39,102,214

Water & Sewer Revenue : 0.11%
Chicago IL Refunding Bond	5.00	11-1-2019	1,955,000	1,960,298

				127,202,235

Indiana : 1.36%
Health Revenue : 0.67%
Indiana HFFA Ascension Health Subordinate Bond Credit Group Series A-3	1.35	11-1-2027	655,000	654,725
Indiana HFFA Ascension Health Subordinate Bond Credit Group Series A-5	1.35	11-1-2027	6,590,000	6,587,232
Indiana HFFA Ascension Health Subordinate Bond Credit Group Series A-8	1.25	11-1-2027	1,150,000	1,149,000
Indiana HFFA Ascension Health Subordinate Unrefunded Bond Credit Group Series A-9	1.38	10-1-2027	3,165,000	3,164,525
				11,555,482

Industrial Development Revenue : 0.10%
Whiting IN BP Products North America Incorporated Project	1.85	6-1-2044	1,760,000	1,760,000

Miscellaneous Revenue : 0.59%
Clark Pleasant IN Middle School Corporation Series B	2.50	7-16-2020	3,000,000	3,008,640
Indiana Bond Bank Advance Funding Program Series A	4.00	1-3-2020	7,000,000	7,047,040
				10,055,680

				23,371,162

Iowa : 0.54%
Industrial Development Revenue : 0.54%
Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	1.97	4-1-2022	9,300,000	9,300,000

Kansas : 1.03%
Health Revenue : 0.20%
Wichita KS HCFR Presbyterian Manors Obligated Group %%	4.00	5-15-2020	250,000	252,270
Wichita KS HCFR Presbyterian Manors Obligated Group %%	4.00	5-15-2022	1,250,000	1,294,375
Wichita KS HCFR Series I	3.75	5-15-2023	1,845,000	1,882,287
				3,428,932

Housing Revenue : 0.48%
Kansas HFA Forest Glen Apartments Project Series B	1.66	7-1-2022	8,300,000	8,303,735

6

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities Revenue : 0.35%
Burlington KS Environmental Impact Series A ø	1.80%	9-1-2035	$3,000,000	$3,000,000
Burlington KS Environmental Impact Series B ø	1.80	9-1-2035	3,000,000	3,000,000
				6,000,000

				17,732,667

Kentucky : 0.73%
Health Revenue : 0.10%
Kentucky EDFA Owensboro Health Incorporated Series A	5.00	6-1-2020	890,000	906,545
Kentucky EDFA Owensboro Health Incorporated Series A	5.00	6-1-2021	825,000	862,719
				1,769,264

Utilities Revenue : 0.63%
Louisville & Jefferson Counties KY Metro Government PCR Series B	2.55	11-1-2027	6,000,000	6,104,040
Paducah KY Electric Plant Board Refunding Bond	5.00	10-1-2021	2,305,000	2,459,389
Paducah KY Electric Plant Board Refunding Bond	5.00	10-1-2023	1,995,000	2,251,437
				10,814,866

				12,584,130

Louisiana : 0.58%
Airport Revenue : 0.40%
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1A	2.00	10-1-2040	5,435,000	5,484,404
New Orleans LA Aviation Board Series D-1	5.00	1-1-2020	780,000	786,848
New Orleans LA Aviation Board Series D-2	5.00	1-1-2021	590,000	613,984
				6,885,236

Housing Revenue : 0.18%
Louisiana Housing Corporation Pine Trace Homes Project	2.40	5-1-2021	3,000,000	3,015,240

				9,900,476

Maine : 0.05%
Education Revenue : 0.05%
Maine Student Loan Authority AMT Refunding Student Loan Revenue Bond Class A Series 2019A-1 (AGM Insured)	5.00	12-1-2020	200,000	207,578
Maine Student Loan Authority AMT Refunding Student Loan Revenue Bond Class A Series 2019A-1 (AGM Insured)	5.00	12-1-2021	300,000	320,754
Maine Student Loan Authority AMT Refunding Student Loan Revenue Bond Class A Series 2019A-1 (AGM Insured)	5.00	12-1-2022	370,000	406,334
				934,666

Maryland : 3.58%
Health Revenue : 0.67%
Montgomery County MD Trinity Health Credit Group	1.22	12-1-2041	11,500,000	11,496,205

Housing Revenue : 2.76%
Maryland CDA Department of Housing & Community Multifamily Development Orchard Park Series F	2.52	8-1-2020	6,000,000	6,018,060
Maryland CDA Department of Housing & Community Multifamily Development Zions Towers Series A (FHA Insured)	2.44	3-1-2020	6,000,000	6,008,040

7

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
Maryland Community Development Administration Heritage Crossing II Series G	2.93%	11-1-2020	$7,600,000	$7,663,840
Maryland Community Development Administration Village At Lakeview Series 2018C 144A	2.76	5-1-2020	17,700,000	17,762,835
Maryland Community Development Administration Willow Manor At Fairland Series I	2.93	11-1-2020	10,000,000	10,081,900
				47,534,675

Water & Sewer Revenue : 0.15%
Baltimore MD Series A (National Insured)	5.65	7-1-2020	2,400,000	2,476,416

				61,507,296

Massachusetts : 0.52%
Health Revenue : 0.06%
Massachusetts HEFA Partners Healthcare Series G-2 (AGM Insured) (m)	1.90	7-1-2042	1,105,000	1,105,000

Housing Revenue : 0.46%
Massachusetts HFA Conduit-Oaks Woods Project	2.40	6-1-2021	4,660,000	4,682,601
Massachusetts HFA Series 187 (FNMA Insured)	1.50	12-1-2047	1,210,000	1,210,278
Massachusetts HFA Series 212	1.45	12-1-2049	2,000,000	1,989,540
				7,882,419

				8,987,419

Michigan : 0.58%
Health Revenue : 0.12%
Michigan Hospital Finance Authority Ascension Health Group Project Series A-2	1.50	11-1-2027	1,210,000	1,210,690
Michigan Finance Authority Bronson Healthcare Group Incorporated Series 2019B	3.50	11-15-2044	800,000	845,256
				2,055,946

Housing Revenue : 0.23%
Michigan Housing Development Authority Series A	2.30	10-1-2021	4,000,000	4,002,480

Utilities Revenue : 0.23%
Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project	1.45	8-1-2029	4,000,000	3,976,760

				10,035,186

Minnesota : 0.98%
GO Revenue : 0.41%
JPMorgan Chase Putters/Drivers Trust Series 5027 (JPMorgan Chase & Company LIQ) 144Aø	1.93	6-1-2021	7,000,000	7,000,000

Health Revenue : 0.37%
Apple Valley MN Senior Living LLC Project Series B	3.00	1-1-2020	525,000	524,622
Apple Valley MN Senior Living LLC Project Series B	4.00	1-1-2021	545,000	549,573
Apple Valley MN Senior Living LLC Project Series B	4.00	1-1-2022	565,000	573,006
Kanabec County MN Firstlight Health Kanabec Hospital	2.75	12-1-2019	3,125,000	3,126,156
Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2020	390,000	395,339
Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2021	390,000	404,629
Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2022	390,000	413,369

8

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Minnesota HCFR Maple Grove Hospital Corporation	5.00%	5-1-2023	$390,000	$435,560
				6,422,254

Housing Revenue : 0.20%
Minneapolis & St. Paul MN Housing & RDA Union Flats Apartments Project Series B	2.75	2-1-2022	3,520,000	3,520,106

				16,942,360

Mississippi : 0.71%
Health Revenue : 0.07%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Series B2	1.80	9-1-2022	1,110,000	1,110,111

Housing Revenue : 0.64%
Mississippi Home Corporation Jackson Housing Authority Project (HUD Insured)	2.21	2-1-2022	11,000,000	11,059,510

				12,169,621

Missouri : 0.61%
Miscellaneous Revenue : 0.61%
Bridgeton MO IDA Mestek Machinery Incorporated (Santander Bank NA LOC) ø	1.99	7-1-2030	2,425,000	2,425,000
Missouri Public Utilities Commission Interim Construction Series 2019	1.50	3-1-2021	8,000,000	8,005,040
				10,430,040

Nebraska : 0.54%
Housing Revenue : 0.47%
Douglas Country NE Housing Authority Sorensen Senior Residences Project Series A	2.05	3-1-2020	4,000,000	4,000,800
Nebraska Investment Finance Authority Series D (GNMA/FNMA/FHLMC Insured)	3.30	9-1-2020	1,345,000	1,364,045
Nebraska Investment Finance Authority Series D (GNMA/FNMA/FHLMC Insured)	3.65	3-1-2021	1,265,000	1,298,396
Nebraska Investment Finance Authority Series D (GNMA/FNMA/FHLMC Insured)	3.65	9-1-2021	1,390,000	1,439,234
				8,102,475

Utilities Revenue : 0.07%
Nebraska Central Plains Energy Project Refunding Bond (Royal Bank of Canada SPA)	5.00	8-1-2039	1,130,000	1,136,565

				9,239,040
Nevada : 0.60%
GO Revenue : 0.25%
Clark County Refunding Bond Series C	5.00	6-15-2020	3,325,000	3,407,892
Clark County Refunding Bond Series D	5.00	6-15-2020	810,000	830,193
				4,238,085

9

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
Utilities Revenue : 0.35%
Washoe County NV Water Facility Refunding Bond Series F	2.05%	3-1-2036	$6,000,000	$6,040,080

				10,278,165

New Jersey : 4.41%
Education Revenue : 0.13%
New Jersey Higher Education Assistance Authority Series B	5.00	12-1-2021	2,000,000	2,142,780

GO Revenue : 0.31%
New Providence NJ BAN	3.00	10-30-2019	5,400,000	5,406,750

Health Revenue : 0.14%
New Jersey HFFA St. Joseph’s Healthcare System Group	4.00	7-1-2020	1,540,000	1,564,424
New Jersey HFFA St. Joseph’s Healthcare System Group	5.00	7-1-2021	780,000	821,987
				2,386,411

Housing Revenue : 1.15%
New Jersey Housing & Mortgage Finance Agency Series A	1.50	11-1-2019	470,000	470,014
New Jersey Housing & Mortgage Finance Agency Series A	1.75	11-1-2020	6,455,000	6,472,364
New Jersey Housing & Mortgage Finance Agency Series E	2.15	11-1-2019	520,000	520,180
New Jersey Housing & Mortgage Finance Agency Series E	2.20	5-1-2020	1,200,000	1,203,240
New Jersey Housing & Mortgage Finance Agency Series E	2.30	11-1-2020	1,040,000	1,045,886
New Jersey Housing & Mortgage Finance Agency Villa Victoria Apartments Project Series F	2.43	11-1-2021	10,000,000	10,083,300
				19,794,984

Miscellaneous Revenue : 1.50%
New Jersey EDA School Facilities Construction Notes Series BBB	5.00	6-15-2021	3,910,000	4,129,625
New Jersey EDA School Facilities Construction Notes Series DDD	5.00	6-15-2022	780,000	847,049
New Jersey EDA Transportation Project Series B	5.00	11-1-2019	3,910,000	3,920,401
New Jersey EDA Transportation Project Series B	5.00	11-1-2020	10,820,000	11,205,300
New Jersey EDA Unrefunded Bond Series NN	5.00	3-1-2020	895,000	907,262
New Jersey TTFA Series A	5.00	12-15-2019	3,445,000	3,468,082
New Jersey TTFA Series AA	5.00	6-15-2020	1,250,000	1,279,025
				25,756,744

Transportation Revenue : 1.18%
New Jersey Turnpike Authority Series C-5 (1 Month LIBOR +0.46%) ±	1.92	1-1-2028	20,330,000	20,352,363

				75,840,032

New Mexico : 0.05%
Utilities Revenue : 0.05%
Farmington NM Public Service Company of New Mexico San Juan Project Series A	5.20	6-1-2040	780,000	798,088

New York : 9.98%
Airport Revenue : 0.31%
New York Transportation Development Terminal One Group Association LP	5.00	1-1-2020	5,255,000	5,297,303

GO Revenue : 1.40%
New York NY Adjusted Fiscal 2008 Subordinate Bond Series A-4 (AGM Insured) (m)	1.90	8-1-2026	8,600,000	8,600,000

10

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
New York NY Adjusted Fiscal 2008 Subordinate Bond Series C-4 (AGC Insured) (m)	1.94%	10-1-2027	$12,825,000	$12,825,000
New York NY Series C	5.00	8-1-2022	1,250,000	1,253,813
New York NY Subordinate Bond Series C-4 (AGM Insured) (m)	1.94	1-1-2032	800,000	800,000
Suffolk County NY Public Improvement Serial Bonds Series B (Build America Mutual Assurance Company Insured)	2.00	10-15-2019	685,000	685,158
				24,163,971

Health Revenue : 0.12%
New York Dormitory Authority Orange Regional Medical Center 144A	4.00	12-1-2019	1,200,000	1,204,044
New York Dormitory Authority Orange Regional Medical Center 144A	4.00	12-1-2020	800,000	818,984
				2,023,028

Housing Revenue : 2.46%
New York City NY Housing Development Corporation Bond Series A	1.15	11-1-2019	5,000,000	4,999,750
New York City NY Housing Development Corporation Series H	1.30	11-1-2049	12,975,000	12,970,459
New York Mortgage Agency Homeowner Revenue Series 183	3.50	4-1-2022	1,200,000	1,244,256
New York Mortgage Agency Homeowner Revenue Series 183	2.30	10-1-2019	2,535,000	2,535,000
New York NY Housing Development Corporation Series G-2	2.00	11-1-2057	7,970,000	8,001,482
New York NY Housing Development Corporation Series I-2-B	1.85	5-1-2021	12,550,000	12,552,134
				42,303,081

Industrial Development Revenue : 1.33%
New York Energy R&D Authority PCR Keyspan Generation Series A (Ambac Insured) (m)	1.95	10-1-2028	900,000	900,000
New York Transportation Development Corporation Series 2018	5.00	1-1-2022	2,000,000	2,144,940
New York Transportation Development Corporation Series 2018	5.00	1-1-2023	18,000,000	19,770,300
				22,815,240

Miscellaneous Revenue : 0.05%
BB&T Municipal Trust Class B (SIFMA Municipal Swap +0.55%) (Rabobank LOC) 144A±	2.14	11-30-2019	917,950	917,950

Tax Revenue : 0.76%
New York NY Transitional Finance Authority Subordinate Bond Series 1-B (SIFMA Municipal Swap +0.80%) ±	2.38	11-1-2022	13,100,000	13,162,225

Transportation Revenue : 3.55%
New York Metropolitan Transportation Authority BAN Series D2	4.00	7-1-2020	8,000,000	8,150,960
New York Metropolitan Transportation Authority Series B (1 Month LIBOR +0.55%) ±	1.95	11-1-2041	6,255,000	6,228,666
New York Metropolitan Transportation Authority Subordinate Bond Series D-2 (SIFMA Municipal Swap +0.45%) ±	2.03	11-15-2044	18,460,000	18,419,757
New York Metropolitan Transportation Authority Subordinate Bond Series G-1F (1 Month LIBOR +0.65%) ±	2.05	11-1-2026	28,270,000	28,286,962
				61,086,345

				171,769,143

North Carolina : 3.10%
Housing Revenue : 2.02%
Charlotte NC Housing Authority West Tyvola Seniors LLC	2.23	12-1-2021	6,000,000	6,038,760
Durham NC Housing Authority Morreene Road Apartments Project	1.85	1-1-2021	3,125,000	3,127,688
Gastonia NC Housing Authority Cameron Courts & Weldon Heights Apartments	1.78	11-1-2020	8,215,000	8,216,561

11

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
Gastonia NC Housing Authority Linwood Terrace Apartments	1.78%	11-1-2020	$3,910,000	$3,910,743
Gastonia NC Housing Authority Mountain View Apartments	1.78	11-1-2020	3,715,000	3,715,706
Raleigh NC Housing Authority Sir Walter Apartments Project Series A	2.15	7-1-2021	9,600,000	9,653,280
				34,662,738

Tax Revenue : 1.08%
Montgomery County NC BAN	3.00	9-1-2020	18,500,000	18,614,700

				53,277,438

North Dakota : 0.79%
Housing Revenue : 0.79%
North Dakota HFA Community Homes (HUD Insured)	2.13	8-1-2020	5,015,000	5,023,074
North Dakota Housing Finance Agency Home Mortgage Finance Program Series B (SIFMA Municipal Swap +0.40%) ±	1.98	1-1-2043	8,500,000	8,498,385
				13,521,459

Ohio : 2.36%
GO Revenue : 0.49%
East Clinton OH Local School District BAN	2.80	12-3-2019	2,000,000	2,004,520
East Clinton OH Local School District BAN	3.00	12-17-2019	1,800,000	1,805,364
Lorain County OH BAN Series 2019	3.00	2-7-2020	1,725,000	1,734,884
Tipp City OH BAN Series 2019	3.00	2-12-2020	2,750,000	2,765,180
				8,309,948

Health Revenue : 0.17%
Allen County OH Mercy Health Hospital Series A	5.00	8-1-2021	2,795,000	2,971,448

Housing Revenue : 1.19%
Cuyahoga OH Metropolitan Housing Authority Multifamily Housing Riverside Park Phase 2 Project	2.00	4-1-2022	4,750,000	4,769,665
Franklin County OH Sawyer & Trevitt Project	1.77	6-1-2020	6,250,000	6,250,000
Mizuho Floater/Residual Trust Various States Series 2019-MIZ9001 (Mizuho Bank Limited LOC) 144Aø	1.78	1-1-2032	9,410,000	9,410,000
				20,429,665

Miscellaneous Revenue : 0.33%
American Municipal Power Incorporated BAN	2.50	6-25-2020	3,125,000	3,144,688
Village of Orange OH BAN	2.00	8-27-2020	2,575,000	2,586,047
				5,730,735

Water & Sewer Revenue : 0.18%
Ohio Water Development Authority Series B (SIFMA Municipal Swap +0.22%) ±	1.80	12-1-2020	3,090,000	3,090,093

				40,531,889

Oklahoma : 0.19%
GO Revenue : 0.19%
Oklahoma County OK Independent School District #53	1.75	7-1-2020	950,000	949,592

12

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Oklahoma Independent School District #52 Series A	2.50%	1-1-2020	$2,375,000	$2,381,911
				3,331,503

Oregon : 0.60%
Industrial Development Revenue : 0.60%
Oregon Business Development Commission Intel Corporation Project Series 232	2.40	12-1-2040	10,000,000	10,313,400

Other : 0.03%
Miscellaneous Revenue : 0.03%
Branch Banking & Trust Municipal Investment Trust Various States Class C (SIFMA Municipal Swap +1.05%) (Rabobank LOC) 144A±	2.63	12-31-2019	443,519	443,639

Pennsylvania : 5.60%
Education Revenue : 0.99%
Chester County PA HEFA Immaculata University Project	4.00	11-1-2019	510,000	510,530
Chester County PA HEFA Immaculata University Project	5.00	11-1-2020	550,000	562,898
Chester County PA HEFA Immaculata University Project	5.00	11-1-2021	580,000	605,004
Cumberland County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-1 øø	2.00	5-1-2044	1,250,000	1,247,713
Lycoming County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program	1.85	11-1-2035	1,565,000	1,565,000
Pennsylvania HEFA Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-3 øø	2.25	5-1-2033	3,575,000	3,583,151
Pennsylvania HEFA Independent Colleges Series I4	2.72	11-1-2031	3,000,000	3,001,830
Pennsylvania HEFA Wilkes University Project Series A	4.00	3-1-2020	575,000	578,991
Pennsylvania HEFA Wilkes University Project Series A	5.00	3-1-2021	390,000	403,946
Pennsylvania HEFAR Association of Independent Colleges and Universities of Pennsylvania Financing Program Mount Aloysius College Project Series R-1	2.25	11-1-2041	5,000,000	5,008,100
				17,067,163

GO Revenue : 0.98%
Allentown PA City School District TRAN	2.05	1-2-2020	3,000,000	3,000,240
Pennsylvania	5.00	1-15-2020	12,845,000	12,979,230
Scranton PA School District Series A	5.00	6-1-2020	500,000	509,795
Scranton PA School District Series B	5.00	6-1-2020	420,000	428,228
				16,917,493

Health Revenue : 0.63%
Montgomery County PA Higher Education & Health Authority Presbytery Homes Incorporated Project	2.00	12-1-2019	575,000	574,759
Montgomery County PA Higher Education & Health Authority Presbytery Homes Incorporated Project	2.00	12-1-2020	505,000	502,480
Montgomery County PA Higher Education & Health Authority Presbytery Homes Incorporated Project	3.00	12-1-2021	560,000	566,227
Montgomery County PA Higher Education & Health Authority Series 2018A	5.00	9-1-2022	1,250,000	1,378,400
Montgomery County PA Higher Education & Health Authority Series 2018D ø	1.78	9-1-2050	4,500,000	4,500,000
Philadelphia PA Hospital & Higher Education Facilities Authority	5.00	7-1-2020	780,000	797,363

13

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Quakertown PA Health Facilities Authority Series A	3.13%	7-1-2021	$2,545,000	$2,543,855
				10,863,084

Housing Revenue : 0.75%
Pennsylvania HFA Series 114A	2.90	10-1-2021	3,145,000	3,215,825
Pennsylvania Housing Finance Agency Multifamily Housing Development Blumberg Senior Apartments Project	1.65	11-1-2020	4,500,000	4,499,955
Pennsylvania Housing Finance Agency Sharpsburg Towers Series B	2.40	12-1-2021	2,500,000	2,520,750
Pittsburgh PA Housing Authority East Liberty Phase II Apartments	1.40	10-1-2021	2,735,000	2,735,000
				12,971,530

Industrial Development Revenue : 0.48%
Beaver County PA IDA Pollution Control FirstEnergy Generation Project Series B	4.25	10-1-2047	3,910,000	4,227,688
Montgomery County PA IDA Peco Energy Company Project Series A	2.60	3-1-2034	3,910,000	3,951,016
				8,178,704

Miscellaneous Revenue : 0.58%
Bethlehem PA School District Revenue (1 Month LIBOR +0.48%) ±	1.91	7-1-2031	9,985,000	9,986,398

Transportation Revenue : 0.23%
Tender Option Bond Trust Receipts Series 2019-XM0746 (AGM Insured, JPMorgan Chase & Company LIQ) 144Aø	1.76	6-1-2027	3,860,000	3,860,000

Water & Sewer Revenue : 0.96%
North Pennsylvania Water Authority (1 Month LIBOR +0.41%) ±	1.81	11-1-2019	780,000	780,000
North Pennsylvania Water Authority (1 Month LIBOR +0.50%) ±	1.90	11-1-2024	3,910,000	3,910,039
Pittsburgh PA Water & Sewer Authority Series C (1 Month LIBOR +0.64%) (AGM Insured) ±	2.14	9-1-2040	11,730,000	11,733,636
				16,423,675

				96,268,047

Rhode Island : 0.03%
Education Revenue : 0.03%
Rhode Island Student Loan Authority AMT Program Senior Series A	5.00	12-1-2019	590,000	593,186

South Carolina : 0.49%
Health Revenue : 0.05%
South Carolina Jobs EDA Episcopal Home at Still Hopes Series A	5.00	4-1-2021	425,000	441,664
South Carolina Jobs EDA Episcopal Home at Still Hopes Series A	5.00	4-1-2022	455,000	483,738
				925,402

Housing Revenue : 0.44%
South Carolina Housing Finance & Development Authority Lorick Place Apartments Project	2.43	11-1-2021	7,500,000	7,562,475

				8,487,877

South Dakota : 0.06%
Housing Revenue : 0.06%
South Dakota Housing Development Authority Homeownership Mortgage Bond AMT Series E (GNMA/FNMA/FHLMC Insured)	1.90%	5-1-2020	1,000,000	1,000,280

14

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tennessee : 1.04%
Health Revenue : 0.08%
Greeneville TN HEFA Board Series 2018A	5.00%	7-1-2022	$1,280,000	$1,392,512

Housing Revenue : 0.83%
Memphis TN Health Educational & Housing Facility Board Keystone Landing & Pendleton Place Apartments	2.03	8-1-2021	8,000,000	8,031,440
Murfreesboro TN Housing Authority Westbrook Towers II LP Project	2.13	9-1-2021	5,000,000	5,017,800
Nashville & Davidson County TN HEFA Twelfth & Wedgewood Apartments Project (HUD Insured)	1.80	12-1-2020	1,175,000	1,175,423
				14,224,663

Utilities Revenue : 0.13%
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	2,190,000	2,341,789

				17,958,964

Texas : 18.43%
Education Revenue : 0.42%
Alamo TX Community College District	3.00	11-1-2046	3,200,000	3,203,264
University of Texas Board of Regents Series C	5.00	8-15-2020	3,910,000	4,033,556
				7,236,820

GO Revenue : 7.64%
Burleson TX Independent School District	2.50	2-1-2047	7,885,000	8,073,925
Cypress-Fairbanks TX Independent School District Series A-1	2.13	2-15-2027	4,800,000	4,855,152
Cypress-Fairbanks TX Independent School District Series A-3	3.00	2-15-2043	2,470,000	2,501,641
Cypress-Fairbanks TX Independent School District Series B-2	2.13	2-15-2040	7,015,000	7,095,602
Galveston TX Dickinson Independent High School District	1.35	8-1-2037	3,200,000	3,191,328
Grapevine-Colleyville TX Independent School District Prerefunded Bond Series B	2.00	8-1-2036	3,150,000	3,165,782
Grapevine-Colleyville TX Independent School District Unrefunded Bond	2.00	8-1-2036	3,495,000	3,513,663
Harlandale TX Independent School District	3.00	8-15-2045	8,775,000	8,879,774
Harris County TX Cypress-Fairbanks Independent High School Series 2014B-2	1.40	2-15-2040	4,070,000	4,065,767
Houston TX Independent School District	1.45	6-1-2029	16,305,000	16,297,330
Houston TX Independent School District Series 2014A-1B	2.20	6-1-2039	9,000,000	9,040,230
Katy TX Independent School District Series 2015C REMK (1 Month LIBOR +0.28%) ±	1.64	8-15-2036	9,500,000	9,493,160
North East TX Independent School District Series B	1.42	8-1-2040	1,055,000	1,053,470
Northside TX Independent School District Building Project	2.00	6-1-2046	2,135,000	2,152,464
Northside TX Independent School District Building Project	2.13	8-1-2040	1,385,000	1,387,728
Sherman TX Independent School District Prerefunded Bond Series B	3.00	8-1-2048	265,000	268,530
Sherman TX Independent School District Unrefunded Bond Series B	3.00	8-1-2048	13,735,000	13,902,018
Texas Northside Independent School District	1.45	6-1-2047	3,825,000	3,823,202
Texas TRAN	4.00	8-27-2020	28,000,000	28,670,320
				131,431,086

Health Revenue : 1.08%
Coastal Bend TX Health Facilities Development Corporation (AGM Insured) (m)	1.45	7-1-2031	9,000,000	9,000,000
Harris County TX Health Facilities Development Corporation Series A3 (AGM Insured) (m)	1.60	7-1-2031	8,300,000	8,300,000
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Bond Series A	4.00	11-15-2019	400,000	400,388

15

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B	4.00%	11-15-2019	$855,000	$855,829
				18,556,217

Housing Revenue : 3.48%
Alamito TX Public Facilities Corporation Multifamily Housing Series 2018	2.25	6-1-2021	16,300,000	16,367,971
Alamito TX Public Facility Corporation Cramer Three Apartments Project	2.50	11-1-2021	2,000,000	2,024,580
Capital Area Housing Finance Corporation TX Hills Leander Apartments	2.05	8-1-2021	7,000,000	7,027,580
Southeast Texas Housing Finance Corporation Bayshore Towers Apartments (HUD Insured)	2.20	1-1-2022	8,025,000	8,056,940
Texas Capital Area Housing Finance Agency Multifamily Housing Mission Trail at El Camino Real Apartments	2.10	9-1-2037	9,750,000	9,846,233
Texas Department of Housing & Community Affairs Multifamily Housing	1.80	12-1-2020	1,955,000	1,955,508
Texas Department of Housing & Community Affairs Multifamily Housing	2.20	5-1-2021	8,500,000	8,526,350
Texas Department of Housing & Community Affairs Multifamily Housing Series 2018 (FHA Insured)	2.23	5-1-2021	6,000,000	6,023,820
				59,828,982

Industrial Development Revenue : 0.83%
Matagorda County TX Navigation District Central Power & Light Company Project	1.75	5-1-2030	5,280,000	5,284,277
Port of Port Arthur TX Navigation District Exempt Facilities AMT Emerald Renewable Diesel LLC Project REMK 144A	1.90	6-1-2049	9,000,000	9,000,090
				14,284,367

Resource Recovery Revenue : 1.19%
Harris County TX Industrial Development Corporation Solid Waste Disposal Series 2006	5.00	2-1-2023	13,500,000	13,576,005
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Subordinate Bond Series D ø	1.73	11-1-2040	7,000,000	7,000,000
				20,576,005

Transportation Revenue : 1.62%
Harris County TX Senior Lien Toll Road Series B REMK	1.45	8-15-2021	15,000,000	14,994,450
Tender Option Bond Trust Receipts TengenTender Option Bond Trust Receipts Series 2019-XM0756 (Deutsche Bank LIQ) 144Aø	1.60	6-30-2058	6,000,000	6,000,000
Tender Option Bond Trust Receipts Series 2019-XM0753 (Deutsche Bank LIQ) 144Aø	1.60	8-1-2057	4,820,000	4,820,000
Texas Transportation Commission Central Texas Turnpike System Series A	5.00	8-15-2042	2,000,000	2,034,640
				27,849,090

Utilities Revenue : 1.94%
San Antonio TX Electric & Gas Systems Refunding Bond Series B	2.00	2-1-2033	11,440,000	11,513,788
San Antonio TX Series A	2.25	2-1-2033	21,790,000	21,818,109
				33,331,897

16

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 0.23%
Houston TX Combined Utility System Revenue Series C (1 Month LIBOR +0.36%) ±	1.79%	5-15-2034	$4,000,000	$4,000,200

				317,094,664

Virginia : 1.93%
Housing Revenue : 1.46%
Fairfax County VA Redevelopment & Housing Authority Murraygate Village Apartment Project	2.26	2-1-2021	12,500,000	12,577,000
Fairfax County VA Redevelopment & Housing Authority Parkwood Project	2.21	2-1-2021	5,500,000	5,531,625
Federal Home Loan Mortgage Corporation Multifamily VRD Certificates M-052 (FHLMC LIQ) ø	1.79	6-15-2036	4,350,000	4,350,000
Newport News VA Redevelopment & Housing Authority Soundview Townhouses	2.05	8-1-2021	2,690,000	2,702,105
				25,160,730

Industrial Development Revenue : 0.24%
Louisa VA IDA Pollution Control Series 2008A	1.90	11-1-2035	4,000,000	4,050,880

Utilities Revenue : 0.23%
Halifax County VA IDA	2.15	12-1-2041	2,000,000	2,011,020
Wise County IDA Virginia Electric & Power Company Series A REMK	1.88	11-1-2040	2,000,000	2,004,400
				4,015,420

				33,227,030

Washington : 1.30%
Housing Revenue : 0.60%
Washington Housing Finance Commission Royal Hills Apartments Project Series A	1.40	11-1-2019	4,000,000	3,998,840
Washington Housing Finance Commission SAG Portfolio Project	2.55	7-1-2022	6,250,000	6,319,063
				10,317,903

Utilities Revenue : 0.70%
Seattle WA Municipal Light & Power Refunding Bond Series B-2 (SIFMA Municipal Swap +0.29%) ±	1.87	5-1-2045	10,000,000	10,009,400
Seattle WA Municipal Light & Power Series C1 (SIFMA Municipal Swap +0.25%) ±	1.83	11-1-2021	1,055,000	1,057,099
Seattle WA Municipal Light & Power Series C2 (SIFMA Municipal Swap +0.25%) ±	1.83	11-1-2021	1,055,000	1,057,099
				12,123,598

				22,441,501

West Virginia : 0.62%
Housing Revenue : 0.29%
West Virginia Housing Development Brookpark Place Project	1.65	8-1-2022	5,000,000	5,002,550

17

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
Utilities Revenue : 0.33%
West Virginia EDA Solid Waste Disposal Facilities Appalachian Power Company Series A	1.70%	1-1-2041	$5,620,000	$5,616,909

				10,619,459

Wisconsin : 3.88%
Education Revenue : 0.11%
Wisconsin PFA Gardner Webb University 144A	5.00	7-1-2021	1,360,000	1,402,146
Wisconsin PFA Guilford College	5.00	1-1-2020	490,000	493,244
				1,895,390

GO Revenue : 0.86%
Dane County WI AMT Promissory Notes Apartment Project Series D	2.50	6-1-2022	445,000	450,594
Dane County WI AMT Promissory Notes Apartment Project Series D	2.63	6-1-2023	980,000	993,044
Dane County WI AMT Promissory Notes Apartment Project Series D	3.50	6-1-2020	600,000	608,292
Dane County WI AMT Promissory Notes Apartment Project Series D	3.50	6-1-2021	735,000	760,534
Lake Country WI School District TRAN	2.00	9-9-2020	1,600,000	1,607,872
Milwaukee WI Area Technical College District Series C	4.00	6-1-2020	2,670,000	2,715,150
Wisconsin GO Series 2019A ø	1.66	5-1-2029	7,700,000	7,700,000
				14,835,486

Health Revenue : 1.42%
Wisconsin HEFA Advocate Aurora Health Credit Group Series C3 (SIFMA Municipal Swap +0.55%) ±	2.13	8-15-2054	20,065,000	20,072,625
Wisconsin HEFA Ascension Senior Credit Group Series B-5	1.38	11-15-2038	1,220,000	1,219,939
Wisconsin HEFA Tomah Memorial Hospital Series A	2.65	11-1-2020	3,125,000	3,126,406
				24,418,970

Housing Revenue : 0.35%
Wisconsin Housing & EDA Series A	2.80	3-1-2022	1,070,000	1,093,904
Wisconsin Housing & EDA Series A	1.95	11-1-2047	4,865,000	4,868,989
				5,962,893

Miscellaneous Revenue : 0.12%
Racine WI %%	3.25	4-1-2020	2,000,000	2,008,180

Resource Recovery Revenue : 0.90%
La Crosse WI Resource Recovery Lacpol	6.00	11-1-2021	2,500,000	2,714,075
Wisconsin PFA Series A-2	1.53	10-1-2025	12,700,000	12,697,968
				15,412,043

Tax Revenue : 0.12%
Oconto Falls WI Public School District	3.00	10-1-2019	2,150,000	2,150,000

				66,682,962

Wyoming : 0.09%
Utilities Revenue : 0.09%
Converse County WY Pollution Control PacifiCorp Projects ø	1.70	12-1-2020	1,485,000	1,485,000

Total Municipal Obligations (Cost $1,672,948,632)				1,679,000,781

18

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2019 (unaudited)

Closed End Municipal Bond Funds: 1.70%
			Shares	Value
Massachusetts: 0.29%
Nuveen Massachusetts Dividend Advantage Municipal Income Fund Variable Rate Demand Preferred Shares 1.93% 144A			5,000,000	$5,000,000
New York: 1.41%
Nuveen New York Quality Municipal Income Fund Institutional MuniFund Term Variable Rate Preferred Shares 1.88% 144A			24,200,000	24,200,000
Total Closed End Municipal Bond Funds (Cost $29,200,000)				29,200,000

		Yield
Short-Term Investments : 0.34%
Investment Companies : 0.34%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##		1.46%	5,941,079	5,944,644

Total Short-Term Investments (Cost $5,944,644)				5,944,644

Total investments in securities (Cost $1,708,093,276)	99.65%			1,714,145,425
Other assets and liabilities, net	0.35			6,022,568

Total net assets	100.00%			$1,720,167,993

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue

19

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
R&D	Research & development
REMK	Remarketed
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TAN	Tax anticipation notes
TRAN	Tax revenue anticipation notes
TTFA	Transportation Trust Fund Authority

20

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	4,468,777	207,250,078	205,777,776	5,941,079	$5,944,644	0.34%

Wells Fargo Ultra Short-Term Municipal Income Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$1,679,000,781	$0	$1,679,000,781
Closed end municipal bond funds	0	29,200,000	0	29,200,000
Short-term investments
Investment companies	5,944,644	0	0	5,944,644

Total assets	$5,944,644	$1,708,200,781	$0	$1,714,145,425

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended September 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.38%
Arizona : 1.80%
Health Revenue : 1.80%
Phoenix Arizona IDA Various Mayo Clinic Series A (Bank of America NA SPA) ø	1.79%	11-15-2052	$2,500,000	$2,500,000

Guam : 6.35%
Airport Revenue : 2.49%
Guam International Airport Authority Series C (AGM Insured)	6.13	10-1-2043	1,500,000	1,747,687
Guam Port Authority AMT Series A	5.00	7-1-2048	1,000,000	1,182,590
Guam Port Authority AMT Series B	5.00	7-1-2034	445,000	533,066
				3,463,343

Miscellaneous Revenue : 2.53%
Guam Education Financing Foundation Refunding Bond Certificates of Participation Series 2016A	5.00	10-1-2022	1,400,000	1,507,576
Guam Government Limited Obligation Bonds Section 30 Series A	5.38	12-1-2024	1,000,000	1,006,790
Guam Government Limited Obligation Bonds Section 30 Series A	5.50	12-1-2019	1,000,000	1,007,000
				3,521,366

Tax Revenue : 0.96%
Guam Government Business Privilage Tax Revenue Series 2011A	5.00	1-1-2021	670,000	694,415
Guam Government Limited Obligation Bonds Section 30 Series A	5.00	12-1-2021	600,000	637,812
				1,332,227

Utilities Revenue : 0.37%
Guam Power Authority Series A (AGM Insured)	5.00	10-1-2020	500,000	516,905

				8,833,841

Illinois : 3.02%
GO Revenue : 1.82%
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2027	1,000,000	819,990
Chicago IL Park District Special Recreation Activity Series E	5.00	11-15-2027	1,000,000	1,183,800
Illinois Refunding Bond Series 2018A	5.00	10-1-2021	500,000	527,510
				2,531,300

Miscellaneous Revenue : 0.39%
Illinois	5.50	7-1-2026	250,000	275,620
Illinois Series D	5.00	11-1-2022	250,000	269,173
				544,793

Tax Revenue : 0.74%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	970,000	1,038,560

Water & Sewer Revenue : 0.07%
Chicago IL Waterworks Unrefunded Bond (AGM Insured)	5.00	11-1-2020	95,000	95,311

				4,209,964

1

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Michigan : 0.08%
Miscellaneous Revenue : 0.08%
Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured)	4.00%	11-1-2021	$110,000	$110,055

New Jersey : 1.82%
Miscellaneous Revenue : 0.81%
New Jersey EDA Series EE	5.00	9-1-2023	1,070,000	1,120,493

Transportation Revenue : 1.01%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,000,000	1,408,400

				2,528,893

New York : 0.79%
Education Revenue : 0.79%
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,000,000	1,102,300

Puerto Rico : 0.23%
Transportation Revenue : 0.23%
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (BHAC/FGIC Insured)	5.25	7-1-2021	300,000	314,463

Texas : 1.60%
GO Revenue : 1.60%
Denton TX Independent School District School Building	4.00	8-15-2048	2,000,000	2,234,020

Virgin Islands : 2.57%
Miscellaneous Revenue : 1.10%
Virgin Islands PFA 144A	5.00	9-1-2020	750,000	767,235
Virgin Islands PFA Gross Receipts Taxes Loan Notes (National Insured)	4.00	10-1-2020	450,000	455,369
Virgin Islands PFA Gross Receipts Taxes Loan Notes (AGM Insured)	4.00	10-1-2022	310,000	313,137
				1,535,741

Tax Revenue : 1.47%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (AGM Insured)	5.00	10-1-2025	2,000,000	2,045,420

				3,581,161

Wisconsin : 79.12%
Education Revenue : 10.68%
Green Bay WI Housing Authority University Village Housing Incorporated	4.38	4-1-2022	200,000	200,354
Green Bay WI Housing Authority University Village Housing Incorporated	5.00	4-1-2030	1,410,000	1,413,694
Madison WI CDA Wisconsin Alumni Research Foundation	5.00	10-1-2023	150,000	150,452
Madison WI CDA Wisconsin Alumni Research Foundation	5.00	10-1-2025	475,000	476,420
Madison WI CDA Wisconsin Alumni Research Foundation	5.00	10-1-2039	5,000,000	5,013,800
Milwaukee WI RDA Milwaukee School of Engineering Project (AGM Insured)	2.75	4-1-2021	1,080,000	1,104,278
Milwaukee WI RDA Milwaukee School of Engineering Project (AGM Insured)	4.10	4-1-2032	1,500,000	1,577,940

2

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25%	8-1-2043	$2,100,000	$2,349,249
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2022	950,000	992,161
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2032	1,500,000	1,584,630
				14,862,978

GO Revenue : 1.78%
Milwaukee WI Series B6	2.00	4-1-2021	175,000	176,915
Milwaukee WI Series B6	3.00	4-1-2024	570,000	611,473
Milwaukee WI Series B6	5.00	4-1-2022	350,000	382,361
Milwaukee WI Series B6	5.00	4-1-2023	580,000	654,478
Milwaukee WI Series B6	5.00	4-1-2025	550,000	654,451
				2,479,678

Health Revenue : 16.13%
University of Wisconsin Hospitals & Clinics Authority Refunding Bond Series B (JPMorgan Chase & Company SPA) ø	1.75	4-1-2048	1,700,000	1,700,000
University of Wisconsin Hospitals and Clinics Authority Revenue Various Refunding Bond Series C (BMO Harris Bank NA SPA) ø	1.75	4-1-2048	900,000	900,000
Wisconsin Health and Educational Facilities Authority Revenue Bond Marshfield Clinic Health System, Incorporated Series 2018A (Barclays Bank plc LOC) ø	1.77	2-15-2050	1,000,000	1,000,000
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	4.00	12-1-2035	1,000,000	1,076,390
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	5.00	12-1-2025	1,500,000	1,723,335
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	5.00	12-1-2026	1,740,000	1,996,093
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2020	850,000	860,804
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2027	400,000	487,552
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2028	650,000	785,272
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2029	500,000	601,075
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2031	900,000	1,028,124
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2033	550,000	628,298
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2028	900,000	1,078,569
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2029	575,000	689,086
Wisconsin HEFA Monroe Clinic Incorporated	3.00	2-15-2035	520,000	563,966
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2030	300,000	359,523
Wisconsin HEFA Revenue Bellin Memorial Hospital Incorporate Series A	5.00	12-1-2027	175,000	217,074
Wisconsin HEFA Revenue Bellin Memorial Hospital Incorporate Series A	5.00	12-1-2028	150,000	189,207
Wisconsin HEFA Revenue Bellin Memorial Hospital Incorporate Series A	5.00	12-1-2029	150,000	192,075
Wisconsin HEFA Revenue Bellin Memorial Hospital Incorporate Series A	5.00	12-1-2030	275,000	349,448
Wisconsin HEFA Revenue Various Marshfield Clinic Health (Barclays Bank plc LOC) ø	1.62	2-15-2050	2,400,000	2,400,000
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series B	5.00	7-1-2044	3,250,000	3,624,823
				22,450,714

Housing Revenue : 15.35%
Wisconsin HEFA Aspirus Wausau Hospital Incorporated Obligated Group Series 2004B (JPMorgan Chase & Company LOC) ø	1.62	8-15-2034	4,000,000	4,000,000
Wisconsin Housing & EDA AMT Series A	4.63	11-1-2037	25,000	25,035
Wisconsin Housing & EDA Madison Pool Project Series A	4.55	7-1-2037	165,000	179,512

3

Portfolio of investments — September 30, 2019 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
Wisconsin Housing & EDA Madison Pool Project Series A	4.70%	7-1-2047	$2,300,000	$2,497,156
Wisconsin Housing & EDA Madison Pool Project Series A	4.85	7-1-2052	3,000,000	3,249,420
Wisconsin Housing & EDA President House Project (Associated Trust Company NA LOC) ø	1.68	8-1-2046	1,535,000	1,535,000
Wisconsin Housing & EDA Series A	1.55	12-1-2019	55,000	55,026
Wisconsin Housing & EDA Series A	1.95	12-1-2020	55,000	55,363
Wisconsin Housing & EDA Series A	3.00	5-1-2022	100,000	103,423
Wisconsin Housing & EDA Series A	3.00	11-1-2022	125,000	130,156
Wisconsin Housing & EDA Series A	3.40	11-1-2032	2,450,000	2,595,163
Wisconsin Housing & EDA Series A	4.05	12-1-2049	800,000	833,000
Wisconsin Housing & EDA Series A	5.75	11-1-2043	2,835,000	2,883,677
Wisconsin Housing & EDA Series A	3.95	11-1-2038	2,000,000	2,166,880
Wisconsin Housing & EDA Series C	3.88	11-1-2035	1,000,000	1,063,600
				21,372,411

Miscellaneous Revenue : 17.80%
Ashwaubenon WI CDA Lease Revenue CAB Brown County Expo Center ¤	0.00	6-1-2049	8,000,000	2,772,240
Ashwaubenon Wisconsin CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2035	900,000	1,038,978
Glendale WI CDA Bayshore Public Parking	1.50	10-1-2019	375,000	375,000
Kaukauna WI RDA	3.75	6-1-2032	850,000	907,851
Kaukauna WI RDA	4.00	6-1-2020	100,000	101,744
Kaukauna WI RDA	4.00	6-1-2021	310,000	323,572
Kaukauna WI RDA	4.00	6-1-2022	235,000	249,586
Kaukauna WI RDA	4.00	6-1-2023	200,000	216,648
Kaukauna WI RDA	4.00	6-1-2025	425,000	475,108
Kaukauna WI RDA	4.00	6-1-2028	425,000	471,193
Kaukauna WI RDA	4.00	6-1-2035	900,000	978,012
Milwaukee WI RDA Lease Public Schools Series A	5.00	11-15-2026	220,000	269,617
Milwaukee WI RDA Lease Revenue Public Schools	5.00	11-15-2033	750,000	894,023
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2034	675,000	802,562
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2035	1,000,000	1,187,710
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2036	500,000	592,875
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2027	1,020,000	1,242,023
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2028	1,000,000	1,215,220
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2031	750,000	900,743
Milwaukee WI RDA Public Schools Series A	5.00	8-1-2020	1,300,000	1,338,480
Milwaukee WI RDA Public Schools Series A	5.00	8-1-2021	3,330,000	3,547,116
Prairie du Chien WI RDA Series B	1.65	9-1-2020	200,000	200,452
Warrens WI CDA Economic Improvements	5.10	11-1-2020	70,000	67,625
Weston WI CDA Series A	1.40	10-1-2019	625,000	625,000
Weston WI CDA Series A	1.50	10-1-2020	500,000	499,260
Weston WI CDA Series A	1.60	10-1-2021	340,000	339,867
Weston WI CDA Series A	1.75	10-1-2022	200,000	200,578
Weston WI CDA Series A	1.90	10-1-2023	100,000	101,146
Weston WI CDA Series A	2.00	10-1-2024	625,000	636,869
Weston WI CDA Series A	2.15	10-1-2025	615,000	634,108
Weston WI CDA Series A	2.25	10-1-2026	940,000	978,888
Weston WI CDA Series A	2.40	10-1-2027	570,000	593,239
				24,777,333

Tax Revenue : 17.38%
Mount Pleasant WI Tax Increment Series 2018A	4.00	4-1-2035	1,295,000	1,468,375
Mount Pleasant WI Tax Increment Series 2018A	5.00	4-1-2034	1,000,000	1,222,930
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2019	100,000	100,860
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2021	2,000,000	2,182,700
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2023	1,600,000	1,862,176

4

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — September 30, 2019 (unaudited)

		Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)		5.50%	12-15-2026	2,435,000	2,993,029
Warrens WI CDA Interim Workout Extension		3.70	11-1-2029	155,045	99,506
Wisconsin Center District CAB (AGM Insured) ¤		0.00	12-15-2030	295,000	230,879
Wisconsin Center District CAB Senior Dedicated Milwaukee Arena Project Series A (Build America Mutual Assurance Company Insured) ¤		0.00	12-15-2033	2,985,000	1,966,608
Wisconsin Center District CAB Series A (National Insured) ¤		0.00	12-15-2019	275,000	274,189
Wisconsin Center District CAB Series A (National Insured) ¤		0.00	12-15-2027	100,000	85,363
Wisconsin Center District Junior Dedicated Bond (AGM Insured)		5.25	12-15-2019	500,000	503,810
Wisconsin Center District Junior Dedicated Bond (AGM Insured)		5.25	12-15-2023	2,150,000	2,365,753
Wisconsin Center District Junior Dedicated Bond (AGM Insured)		5.25	12-15-2027	1,005,000	1,210,814
Wisconsin Center District Junior Dedicated Bond Series A		5.00	12-15-2022	730,000	803,489
Wisconsin Center District Junior Dedicated Bond Series A		5.00	12-15-2030	2,100,000	2,319,261
Wisconsin Center District Milwaukee Arena Project		4.00	12-15-2032	1,100,000	1,236,191
Wisconsin Center District Milwaukee Arena Project		4.00	12-15-2033	920,000	1,031,982
Wisconsin Center District Milwaukee Arena Project		4.00	12-15-2034	2,000,000	2,231,300
					24,189,215

					110,132,329

Total Municipal Obligations (Cost $129,069,210)					135,547,026

Total investments in securities (Cost $129,069,210)	97.38%				135,547,026
Other assets and liabilities, net	2.62				3,645,225

Total net assets	100.00%				$139,192,251

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Corporation
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby Purchase Agreement
TTFA	Transportation Trust Fund Authority

5

Wells Fargo Wisconsin Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$135,547,026	$0	$135,547,026

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended September 30, 2019, the Fund did not have any transfers into/out of Level 3.